UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of July 31, 2015

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2015.

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.0%
	Australia — 19.7%
3	Amcor Ltd. (m)	28
5	Aristocrat Leisure Ltd.	31
4	Asciano Ltd.	25
2	Australia & New Zealand Banking Group Ltd. (m)	52
3	BHP Billiton Ltd.	59
1	Caltex Australia Ltd. (m)	33
6	Challenger Ltd.	29
1	CIMIC Group Ltd.	24
3	Commonwealth Bank of Australia	174
1	CSL Ltd.	79
8	Echo Entertainment Group Ltd.	29
4	Incitec Pivot Ltd.	12
2	JB Hi-Fi Ltd.	25
3	Lend Lease Group	31
1	Macquarie Group Ltd.	75
1	National Australia Bank Ltd.	32
6	Oil Search Ltd.	32
12	Qantas Airways Ltd. (a)	32
7	QBE Insurance Group Ltd.	75
1	Ramsay Health Care Ltd.	72
5	Slater & Gordon Ltd.	12
10	Telstra Corp., Ltd.	46
5	Westpac Banking Corp. (m)	130

		1,137

	China — 18.8%
15	ANTA Sports Products Ltd.	38
181	Bank of China Ltd., Class H	99
22	Beijing Capital International Airport Co., Ltd., Class H	23
19	BYD Electronic International Co., Ltd. (a)	15
16	China Communications Construction Co., Ltd., Class H	21
163	China Construction Bank Corp., Class H	133
27	China Lesso Group Holdings Ltd.	21
7	China Mengniu Dairy Co., Ltd.	32
19	China Railway Construction Corp., Ltd., Class H	24
50	China Telecom Corp., Ltd., Class H	28
16	China Vanke Co., Ltd., Class H	38
22	CNOOC Ltd.	27
28	Huadian Power International Corp., Ltd., Class H	28
148	Industrial & Commercial Bank of China Ltd., Class H	102

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
7	New China Life Insurance Co., Ltd., Class H	29
16	PICC Property & Casualty Co., Ltd., Class H	33
15	Ping An Insurance Group Co. of China Ltd., Class H	86
11	Tencent Holdings Ltd.	196
58	Universal Health International Group Holding Ltd.	25
122	Xinyi Solar Holdings Ltd.	53
5	Zhuzhou CSR Times Electric Co., Ltd., Class H	30

		1,081

	Hong Kong — 19.4%
29	AIA Group Ltd.	186
42	Beijing Enterprises Water Group Ltd. (a)	31
15	Belle International Holdings Ltd.	16
16	BOC Hong Kong Holdings Ltd.	62
16	Cathay Pacific Airways Ltd.	38
5	Cheung Kong Infrastructure Holdings Ltd.	43
8	Cheung Kong Property Holdings Ltd. (a)	67
16	China Gas Holdings Ltd.	28
10	China Mobile Ltd.	131
18	China Overseas Land & Investment Ltd.	57
21	China Resources Land Ltd.	60
15	China Taiping Insurance Holdings Co., Ltd. (a)	44
6	CK Hutchison Holdings Ltd.	89
25	Dah Sing Banking Group Ltd.	53
10	Hang Lung Properties Ltd.	29
6	Kerry Properties Ltd.	22
26	New World Development Co., Ltd.	31
30	Pacific Textiles Holdings Ltd.	48
16	PAX Global Technology Ltd. (a)	26
12	Shimao Property Holdings Ltd.	21
7	Wheelock & Co., Ltd.	36

		1,118

	India — 2.4%
1	Axis Bank Ltd., Reg. S, GDR	64
1	HDFC Bank Ltd., ADR	41
2	Infosys Ltd., ADR	34

		139

	Indonesia — 1.3%
22	Bank Mandiri Persero Tbk PT	16
25	Bank Rakyat Indonesia Persero Tbk PT	19
146	Bumi Serpong Damai Tbk PT	19

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Indonesia — continued
15		United Tractors Tbk PT	22

			76

		Malaysia — 0.4%
7		Tenaga Nasional Bhd	22

		New Zealand — 0.9%
29		Air New Zealand Ltd.	50

		Philippines — 1.6%
7		BDO Unibank, Inc.	15
146		Megaworld Corp.	15
10		Metropolitan Bank & Trust Co. (m)	20
6		Security Bank Corp.	21
6		Universal Robina Corp. (m)	24

			95

		Singapore — 2.1%
5		DBS Group Holdings Ltd.	70
7		Oversea-Chinese Banking Corp., Ltd.	50

			120

		South Korea — 13.8%
—	(h)	Amorepacific Corp.	55
1		Hyundai Development Co-Engineering & Construction	34
—	(h)	Hyundai Motor Co.	21
1		Kia Motors Corp.	26
2		Korea Electric Power Corp.	69
4		Korean Reinsurance Co.	54
—	(h)	LG Chem Ltd.	48
—	(h)	Lotte Chemical Corp.	45
—	(h)	Samsung Electronics Co., Ltd. (m)	229
—	(h)	Samsung Life Insurance Co., Ltd.	33
—	(h)	Sansung Life & Science Co., Ltd. (a)	19
1		Shinhan Financial Group Co., Ltd.	43
1		SK Hynix, Inc.	36
—	(h)	SK Innovation Co., Ltd. (a)	37
—	(h)	SK Telecom Co., Ltd.	16
1		S-Oil Corp.	31

			796

		Taiwan — 10.2%
6		Catcher Technology Co., Ltd.	61
15		Coretronic Corp.	12
70		CTBC Financial Holding Co., Ltd. (a)	51
36		E.Sun Financial Holding Co., Ltd.	22
16		Fubon Financial Holding Co., Ltd.	29
27		Hon Hai Precision Industry Co., Ltd.	76

SHARES		SECURITY DESCRIPTION	VALUE($)
		Taiwan — continued
1		Largan Precision Co., Ltd.	64
16		Pegatron Corp.	45
45		Taiwan Semiconductor Manufacturing Co., Ltd.	197
59		Yuanta Financial Holding Co., Ltd.	28

			585

		Thailand — 3.0%
5		Airports of Thailand PCL	40
6		Kasikornbank PCL	29
18		PTT Global Chemical PCL	30
4		PTT PCL	38
2		Siam Cement PCL (The)	33

			170

		United Kingdom — 0.4%
1		Rio Tinto Ltd.	26

		Total Common Stocks (Cost $4,771)	5,415

Structured Instruments — 6.3%
		India — 6.3%
		Low Exercise Call Warrants — 6.3%
2		Bharat Petroleum Corp. Ltd., expiring 05/27/2016 (issued through BNP Paribas) (a)	33
3		Hindustan Petroleum Corp. Ltd., expiring 09/25/15 (issued through BNP Paribas) (a)	47
3		Housing Development Finance Corp., Ltd., expiring 07/08/2016 (issued through BNP Paribas) (a)	69
11		IDFC Ltd., expiring 07/08/16 (issued through UBS AG) (a)	26
3		IndusInd Bank Ltd., expiring 06/25/2017 (issued through UBS AG) (a)	44
1		Maruti Suzuki India Ltd., expiring 06/05/2018 (issued through UBS AG) (a)	38
—	(h)	Maruti Suzuki India Ltd., expiring 07/03/2017 (issued through UBS AG) (a)	14
2		Sun Pharmaceutical Industries Ltd., expiring 06/05/2018 (issued through UBS AG) (a)	19

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Structured Instruments — continued
	India — continued
5	UPL Ltd., expiring 03/11/16 (issued through BNP Paribas) (a)	39
3	Yes Bank Ltd., expiring 05/12/17 (issued through UBS AG) (a)	34

	Total Structured Instruments (Cost $314)	363

	Total Investments — 100.3% (Cost $5,085)	5,778
	Liabilities in Excess of Other Assets — (0.3)%	(18)

	NET ASSETS — 100.0%	$5,760

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	24.9%
Insurance	9.4
Real Estate Management & Development	7.4
Technology Hardware, Storage & Peripherals	5.8
Semiconductors & Semiconductor Equipment	4.9
Capital Markets	4.4
Oil, Gas & Consumable Fuels	4.2
Internet Software & Services	3.4
Electronic Equipment, Instruments & Components	3.1
Wireless Telecommunication Services	2.5
Chemicals	2.3
Electric Utilities	2.3
Airlines	2.1
Construction & Engineering	1.8
Textiles, Apparel & Luxury Goods	1.8
Health Care Providers & Services	1.7
Industrial Conglomerates	1.5
Metals & Mining	1.5
Diversified Financial Services	1.5
Biotechnology	1.4
Diversified Telecommunication Services	1.3
Transportation Infrastructure	1.1
Hotels, Restaurants & Leisure	1.0
Food Products	1.0
Personal Products	1.0
Others (each less than 1.0%)	6.7

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(h)	—	Amount rounds to less than 1,000 (shares or dollars).
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $5,340,000 and 92.4%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$887
Aggregate gross unrealized depreciation	(194)

Net unrealized appreciation/depreciation	$693

Federal income tax cost of investments	$5,085

JPMorgan Asia Pacific Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$1,137	$—	$1,137
China	32	1,049	—	1,081
Hong Kong	67	1,051	—	1,118
India	139	—	—	139
Indonesia	—	76	—	76
Malaysia	—	22	—	22
New Zealand	—	50	—	50
Philippines	—	95	—	95
Singapore	—	120	—	120
South Korea	—	796	—	796
Taiwan	22	563	—	585
Thailand	78	92	—	170
United Kingdom	—	26	—	26

Total Common Stocks	338	5,077	—	5,415

Structured Instruments
India	—	363	—	363

Total Investments in Securities	$338	$5,440	$—	$5,778

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 86.8%
	China — 48.6%
136	AAC Technologies Holdings, Inc.	768
382	Angang Steel Co., Ltd., Class H	194
427	CAR, Inc. (a)	833
861	China Cinda Asset Management Co., Ltd., Class H	384
858	China CITIC Bank Corp., Ltd., Class H (a)	612
193	China Conch Venture Holdings Ltd.	398
3,444	China Construction Bank Corp., Class H	2,809
520	China Longyuan Power Group Corp., Ltd., Class H	595
251	China Machinery Engineering Corp., Class H	190
109	China Mengniu Dairy Co., Ltd.	493
569	China Merchants Bank Co., Ltd., Class H	1,470
460	China Minsheng Banking Corp., Ltd., Class H	517
166	China Pacific Insurance Group Co., Ltd., Class H	696
1,456	China Petroleum & Chemical Corp., Class H	1,097
1,026	China Telecom Corp., Ltd., Class H	574
394	China Vanke Co., Ltd., Class H	936
150	Chongqing Changan Automobile Co., Ltd., Class B	318
264	CNOOC Ltd.	324
540	CSPC Pharmaceutical Group Ltd.	494
148	Fuyao Glass Industry Group Co., Ltd., Class H (a) (e)	314
18	iKang Healthcare Group, Inc., ADR (a)	298
274	MGM China Holdings Ltd.	581
323	Phoenix Healthcare Group Co., Ltd.	529
242	PICC Property & Casualty Co., Ltd., Class H	504
1,080	Ping An Insurance Group Co. of China Ltd., Class H	6,215
575	Sunac China Holdings Ltd.	514
192	Tencent Holdings Ltd.	3,577
11	Vipshop Holdings Ltd., ADR (a)	205
115	Wynn Macau Ltd.	238

		26,677

	Hong Kong — 22.4%
375	AIA Group Ltd.	2,441
566	Beijing Enterprises Water Group Ltd. (a)	423
172	BOC Hong Kong Holdings Ltd.	693
115	Cheung Kong Property Holdings Ltd. (a)	959
411	China Everbright International Ltd.	631
71	China Mobile Ltd.	923

SHARES	SECURITY DESCRIPTION	VALUE($)
	Hong Kong — continued
236	China Resources Gas Group Ltd.	720
207	China Taiping Insurance Holdings Co., Ltd. (a)	617
410	China Unicom Hong Kong Ltd.	575
85	CK Hutchison Holdings Ltd.	1,256
27	Hong Kong Exchanges and Clearing Ltd.	731
101	Hongkong Land Holdings Ltd.	774
67	Orient Overseas International Ltd.	328
652	Sino Biopharmaceutical Ltd.	755
87	Wheelock & Co., Ltd.	449

		12,275

	Taiwan — 15.8%
787	Advanced Semiconductor Engineering, Inc.	914
87	Catcher Technology Co., Ltd.	959
166	Chipbond Technology Corp.	249
114	Delta Electronics, Inc.	561
977	E.Sun Financial Holding Co., Ltd.	594
491	Fubon Financial Holding Co., Ltd.	896
11	Largan Precision Co., Ltd.	1,118
237	Nanya Technology Corp.	257
62	President Chain Store Corp.	451
13	Silicon Motion Technology Corp., ADR	351
106	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,342

		8,692

	Total Common Stocks (Cost $34,298)	47,644

NUMBER OF WARRANTS
Warrants — 4.3%
	China — 4.3%
115	China South Publishing & Media Group Co., Ltd., expiring 06/03/16 (Strike Price $0.00) (a)	405
97	Hangzhou Hikvision Digital Technology Co., Ltd., expiring 09/11/15 (Strike Price $0.00) (a)	503
	Industrial Bank Co., Ltd.,
121	expiring 6/13/2016 (Strike Price $0.00) (a)	303
67	expiring 7/1/2016 (Strike Price $0.00) (a)	168
27	Spring Airlines Co., Ltd., expiring 06/16/16 (Strike Price $0.00) (a)	440
37	Zhejiang Huace Film & TV Co., Ltd., expiring 06/03/16 (Strike Price $0.00) (a)	200

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrants — continued
	China — continued
112	Zhengzhou Yutong Bus Co., Ltd., expiring 01/20/16 (Strike Price $0.00) (a)	350

	Total Warrants (Cost $1,970)	2,369

	Total Investments — 91.1% (Cost $36,268)	50,013
	Other Assets in Excess of Liabilities — 8.9%	4,859

	NET ASSETS — 100.0%	$54,872

Percentages indicated are based on net assets.

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Insurance	20.9%
Banks	15.5
Semiconductors & Semiconductor Equipment	8.2
Real Estate Management & Development	7.3
Internet Software & Services	7.2
Electronic Equipment, Instruments & Components	4.9
Diversified Financial Services	3.3
Oil, Gas & Consumable Fuels	2.8
Capital Markets	2.7
Industrial Conglomerates	2.5
Pharmaceuticals	2.5
Diversified Telecommunication Services	2.3
Technology Hardware, Storage & Peripherals	1.9
Wireless Telecommunication Services	1.8
Road & Rail	1.7
Health Care Providers & Services	1.7
Hotels, Restaurants & Leisure	1.6
Machinery	1.5
Gas Utilities	1.4
Commercial Services & Supplies	1.3
Independent Power & Renewable Electricity Producers	1.2
Food Products	1.0
Others (each less than 1.0%)	4.8

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $44,447,000 and 88.9%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,261
Aggregate gross unrealized depreciation	(516)

Net unrealized appreciation/depreciation	$13,745

Federal income tax cost of investments	$36,268

JPMorgan China Region Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$996	$25,681	$—	$26,677
Hong Kong	1,733	10,542	—	12,275
Taiwan	3,287	5,405	—	8,692

Total Common Stocks	6,016	41,628	—	47,644

Warrants
China	—	2,369	—	2,369

Total Investments in Securities	$6,016	$43,997	$—	$50,013

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — 79.1%
1,573,000	Federal Farm Credit Bank, DN, 0.010%, 08/03/15 (n)	1,573,000
	Federal Home Loan Bank,
1,339,000	DN, 0.050%, 08/05/15 (n)	1,338,999
10,910,000	DN, 0.050%, 08/21/15 (m) (n)	10,909,891
	Federal Home Loan Mortgage Corp.,
13,200,000	DN, 0.040%, 08/14/15 (n)	13,199,921
13,449,000	DN, 0.057%, 08/06/15 (n)	13,448,973
4,400,000	DN, 0.075%, 08/19/15 (n)	4,399,960
	Federal National Mortgage Association,
2,200,000	DN, 0.050%, 08/17/15 (n)	2,199,982
12,000,000	DN, 0.060%, 10/07/15 (n)	11,998,704
2,900,000	DN, 0.070%, 08/03/15 (n)	2,900,000

	Total U.S. Government Agency Securities (Cost $61,968,826)	61,969,430

SHARES
Short-Term Investment — 24.0%
	Investment Company — 24.0%
18,830,288	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% † (b) (l) (m) ^ (Cost $18,830,288)	18,830,288

	Total Investments — 103.1% (Cost $80,799,114)	80,799,718
	Liabilities in Excess of Other Assets — (3.1)% (c)	(2,451,224)

	NET ASSETS — 100.0%	$78,348,494

Percentages indicated are based on net assets.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

Futures Contracts ^

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
60	Brent Crude Oil Futures	08/14/15	USD	$3,132,600	$(214,438)
35	WTI Crude Oil Futures	08/19/15	USD	1,649,200	(402,301)
53	Lean Hogs Futures	10/14/15	USD	1,350,970	(159,356)
68	WTI Crude Oil Futures	11/19/15	USD	3,326,560	(328,708)
6	CBOT Wheat Futures	12/14/15	USD	151,425	(22,568)
1	COMEX Gold 100 oz. Futures	12/29/15	USD	109,510	(912)
60	Brent Crude Oil Futures	04/29/16	USD	3,464,400	(143,609)
40	WTI Crude Oil Futures	05/19/16	USD	2,099,200	(48,811)
30	Natural Gas Futures	03/27/18	USD	955,500	(337,928)
	Short Futures Outstanding
(1)	Natural Gas Futures	08/27/15	USD	(27,160)	497
(16)	Sugar No. 11 (World Markets) Futures	09/30/15	USD	(199,629)	21,883
(4)	Soybean Futures	11/13/15	USD	(188,050)	(6,112)
(1)	Cotton No. 2 Futures	12/08/15	USD	(32,105)	(3)
(6)	Soybean Oil Futures	12/14/15	USD	(109,404)	14,958
(3)	Copper Futures	12/29/15	USD	(178,237)	1,155
(10)	Natural Gas Futures	03/29/16	USD	(296,600)	30,374
(20)	Natural Gas Futures	12/27/17	USD	(714,400)	63,548

					$(1,532,331)

Return Swaps on Commodities^

SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Macquarie Bank Ltd.
	Long Positions
	NYMEX Natural Gas September 2015 Futures	08/26/2015	$2,154,230	$(171,529)
	NYMEX Natural Gas September 2015 Futures	08/26/2015	1,760,850	(49,764)
	NYMEX Natural Gas September 2015 Futures	08/26/2015	996,800	(46,194)
	CBOT Hard Red Winter Wheat September 2015 Futures	08/27/2015	909,200	(121,600)
	NYMEX Gasoline RBOB September 2015 Futures	08/28/2015	4,615,153	(596,176)
	NYBOT-ICE Sugar No. 11 (World) October 2015 Futures	09/29/2015	3,314,371	(544,311)
	CME Live Cattle October 2015 Futures	10/01/2015	2,520,000	(68,432)
	NYMEX Natural Gas November 2015 Futures	10/27/2015	2,923,470	(84,090)
	CBOT Soybean November 2015 Futures	10/28/2015	4,568,400	(55,160)
	NYMEX Heating Oil november 2015 Futures	10/29/2015	3,385,213	(176,937)
	NYBOT-ICE Coffee December 2015 Futures	11/18/2015	1,453,987	(56,497)
	NYBOT-ICE Cotton No. 2 December 2015 Futures	11/19/2015	2,001,360	(10,840)
	NYBOT-ICE Cotton No. 2 December 2015 Futures	11/20/2015	1,416,580	(3,956)
	CBOT Corn No. 2 December 2015 Futures	11/25/2015	5,975,288	(84,975)
	CBOT Soybean Oil December 2015 Futures	11/25/2015	2,373,000	(93,657)
	COMEX Silver December 2015 Futures	11/25/2015	3,482,270	(228,030)
	CBOT Wheat December 2015 Futures	11/27/2015	2,572,925	(124,761)
	COMEX Gold 100 oz. December 2015 Futures	12/24/2015	9,864,550	(774,231)
	CBOT Soyabean Meal March 2016 Futures	02/25/2016	2,285,280	9,340

				$(3,281,800)

Return Swaps on Commodities Indices^

SWAP COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	VALUE
Macquarie Bank Ltd.
	Long Positions
	Dow Jones — UBS Commodity Industrial Metals Index	08/20/2015	$12,825,000	$(206,260)

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
DN	—	Discount Notes
ICE	—	Intercontinental Exchange, Inc.
NYBOT	—	New York Board of Trade
NYMEX	—	New York Mercantile Exchange
RBOB	—	Reformulated gasoline blendstock for oxygen blending
WTI	—	West Texas Intermediate
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(n)	—	The rate shown is the effective yield at the date of purchase.
^	—	All or a portion of the position is held by the Subsidiary.
†	—	Approximately $7,815,000 of this investment is restricted as collateral.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$604
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$604

Federal income tax cost of investments	$80,799,114

JPMorgan Commodities Strategy Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Consolidated Schedule of Portfolio Investments (“CSOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$18,830,288	$61,969,430	$—	$80,799,718

Appreciation in Other Financial Instruments
Futures Contracts	$132,415	$—	$—	$132,415
Return Swaps	—	9,340	—	9,340

Total Appreciation in Other Financial Instruments	$132,415	$9,340	$—	$141,755

Depreciation in Other Financial Instruments
Futures Contracts	$(1,664,746)	$—	$—	$(1,664,746)
Return Swaps	—	(3,497,400)	—	(3,497,400)

Total Depreciation in Other Financial Instruments	$(1,664,746)	$(3,497,400)	$—	$(5,162,146)

(a)	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the CSOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the CSOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2015.

A. Derivatives — The Fund uses instruments including futures and swaps in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Return Swaps on Commodities and Commodity Indices

The Fund uses return swaps on physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swaps on commodity futures and commodity indices values are based on the values of underlying commodity spot prices or futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Realized gain or loss is recorded upon termination of a swap and is based on the difference between the contract price and market price of the underlying instrument or when an offsetting position is entered into. Return swaps on commodity indices are subject to monthly/quarterly resets. Realized gain or loss is recorded on reset date of the swap and is based on the difference between contract and market price of underlying instrument.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 31.6%
	Consumer Discretionary — 4.0%
	Auto Components — 1.9%
71,000	Calsonic Kansei Corp., (Japan) (m)	517,895
18,500	NOK Corp., (Japan)	541,886
189,092	Pirelli & C. S.p.A., (Italy)	3,126,454
25,496	Remy International, Inc.	754,682
27,300	Sumitomo Rubber Industries Ltd., (Japan)	411,356
24,400	Tokai Rika Co., Ltd., (Japan) (m)	613,074

		5,965,347

	Automobiles — 0.2%
14,300	Fuji Heavy Industries Ltd., (Japan) (m)	528,350

	Hotels, Restaurants & Leisure — 0.2%
2,300	Cheesecake Factory, Inc. (The)	132,802
136,320	Echo Entertainment Group Ltd., (Australia)	499,123

		631,925

	Household Durables — 0.4%
24,200	Alpine Electronics, Inc., (Japan) (m)	398,703
39,000	Sekisui Chemical Co., Ltd., (Japan) (m)	432,708
47,000	Sumitomo Forestry Co., Ltd., (Japan)	557,381

		1,388,792

	Internet & Catalog Retail — 0.9%
255,794	Orbitz Worldwide, Inc. (a)	2,885,356

	Leisure Products — 0.2%
23,200	Heiwa Corp., (Japan) (m)	509,474

	Media — 0.1%
1,500	Aimia, Inc., (Canada)	16,218
8,901	Interpublic Group of Cos., Inc. (The)	189,591
55,962	SFX Entertainment, Inc. (a)	177,959

		383,768

	Multiline Retail — 0.1%
139,668	Harvey Norman Holdings Ltd., (Australia)	454,295

	Specialty Retail — 0.0% (g)
400	Caleres, Inc.	13,216

	Total Consumer Discretionary	12,760,523

	Consumer Staples — 0.3%
	Food & Staples Retailing — 0.0% (g)
700	Empire Co., Ltd., (Canada)	47,314
700	George Weston Ltd., (Canada)	58,790

		106,104

	Food Products — 0.1%
3,800	Campbell Soup Co.	187,378
1,400	Flowers Foods, Inc.	30,324
2,711	McCormick & Co., Inc. (Non-Voting)	222,329

		440,031

	Tobacco — 0.2%
7,070	Reynolds American, Inc.	606,535

	Total Consumer Staples	1,152,670

SHARES	SECURITY DESCRIPTION	VALUE($)
	Energy — 0.4%
	Energy Equipment & Services — 0.1%
54,552	WorleyParsons Ltd., (Australia)	365,893

	Oil, Gas & Consumable Fuels — 0.3%
635,708	Beach Energy Ltd., (Australia)	451,079
18,662	Woodside Petroleum Ltd., (Australia) (m)	485,242

		936,321

	Total Energy	1,302,214

	Financials — 3.9%
	Banks — 0.5%
45,455	Bank of Queensland Ltd., (Australia)	455,859
69,300	Mitsubishi UFJ Financial Group, Inc., (Japan)	504,302
101,100	Resona Holdings, Inc., (Japan)	555,820

		1,515,981

	Insurance — 3.4%
40,856	HCC Insurance Holdings, Inc.	3,152,449
82,182	Montpelier Re Holdings Ltd., (Bermuda)	3,505,062
4,700	Old Republic International Corp.	78,631
7,193	PartnerRe Ltd., (Bermuda) (m)	977,960
26,988	StanCorp Financial Group, Inc.	3,077,172
4,900	Sun Life Financial, Inc., (Canada)	159,943

		10,951,217

	Total Financials	12,467,198

	Health Care — 5.9%
	Biotechnology — 1.9%
42,384	KYTHERA Biopharmaceuticals, Inc. (a)	3,158,456
13,387	Receptos, Inc. (a)	3,050,362

		6,208,818

	Health Care Equipment & Supplies — 1.3%
15,793	Alere, Inc. (a)	767,698
3,884	Stryker Corp.	397,216
48,624	Thoratec Corp. (a)	3,077,413

		4,242,327

	Health Care Providers & Services — 1.2%
32,787	Omnicare, Inc.	3,175,421
33,984	Sonic Healthcare Ltd., (Australia)	512,757

		3,688,178

	Pharmaceuticals — 1.5%
36,530	Hospira, Inc. (a)	3,267,608
13,000	Kaken Pharmaceutical Co., Ltd., (Japan)	484,359
30,500	Mitsubishi Tanabe Pharma Corp., (Japan) (m)	507,817
14,900	Shionogi & Co., Ltd., (Japan)	593,613

		4,853,397

	Total Health Care	18,992,720

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrials — 4.8%
	Air Freight & Logistics — 1.0%
371,733	TNT Express N.V., (Netherlands)	3,111,043

	Building Products — 0.2%
67,500	Sanwa Holdings Corp., (Japan) (m)	511,367
300	Universal Forest Products, Inc.	19,050

		530,417

	Commercial Services & Supplies — 0.3%
162,484	Downer EDI Ltd., (Australia)	539,181
92,016	Mineral Resources Ltd., (Australia)	363,773

		902,954

	Construction & Engineering — 0.2%
1,000	EMCOR Group, Inc.	47,830
30,000	Nippo Corp., (Japan) (m)	527,718
400	WSP Global, Inc., (Canada)	13,402

		588,950

	Electrical Equipment — 1.3%
104,000	Fuji Electric Co., Ltd., (Japan) (m)	429,962
60,854	GrafTech International Ltd. (a)	306,096
37,000	Mitsubishi Electric Corp., (Japan) (m)	397,389
52,604	Polypore International, Inc. (a)	3,162,552

		4,295,999

	Machinery — 1.6%
104,000	Kawasaki Heavy Industries Ltd., (Japan ) (m)	455,827
25,379	Pall Corp. (m)	3,209,175
77,000	Sumitomo Heavy Industries Ltd., (Japan)	388,623
10,100	Takeuchi Manufacturing Co., Ltd., (Japan)	620,550
63,000	Tsubakimoto Chain Co., (Japan) (m)	537,240

		5,211,415

	Road & Rail — 0.1%
27,362	Quality Distribution, Inc. (a)	435,330

	Trading Companies & Distributors — 0.1%
40,200	ITOCHU Corp., (Japan) (m)	492,122

	Total Industrials	15,568,230

	Information Technology — 5.4%
	Communications Equipment — 0.4%
2,669	Harris Corp.	221,367
35,000	Hitachi Kokusai Electric, Inc., (Japan)	471,891
2,266	InterDigital, Inc.	122,523
21,637	Juniper Networks, Inc.	614,924

		1,430,705

	Electronic Equipment, Instruments & Components — 0.6%
16,300	Alps Electric Co., Ltd., (Japan) (m)	513,760
16,000	Hitachi High-Technologies Corp., (Japan) (m)	372,929

SHARES	SECURITY DESCRIPTION	VALUE($)
	Electronic Equipment, Instruments & Components — continued
20,000	Japan Aviation Electronics Industry Ltd., (Japan)	444,650
264,000	Oki Electric Industry Co., Ltd., (Japan)	542,584
8,083	RealD, Inc. (a)	101,442
1,600	TTM Technologies, Inc. (a)	14,608

		1,989,973

	Internet Software & Services — 1.4%
50,115	Dealertrack Technologies, Inc. (a)	3,110,638
51,979	Xoom Corp. (a)	1,291,678

		4,402,316

	Semiconductors & Semiconductor Equipment — 1.6%
60,636	Altera Corp. (m)	3,011,184
36,981	Integrated Silicon Solution, Inc.	810,993
44,005	OmniVision Technologies, Inc. (a)	1,074,602
16,836	REC Solar ASA, (Singapore) (a)	219,507

		5,116,286

	Software — 1.1%
65,787	Informatica Corp. (a)	3,191,985
1,100	Progress Software Corp. (a)	32,648
13,552	RealPage, Inc. (a)	260,199

		3,484,832

	Technology Hardware, Storage & Peripherals — 0.3%
15,600	FUJIFILM Holdings Corp., (Japan) (m)	618,676
28,000	Seiko Epson Corp., (Japan)	494,704

		1,113,380

	Total Information Technology	17,537,492

	Materials — 4.0%
	Chemicals — 3.2%
41,289	Cytec Industries, Inc.	3,064,882
44,000	Daicel Corp., (Japan) (m)	596,381
184,000	DIC Corp., (Japan) (m)	432,989
5,000	Eastman Chemical Co.	392,000
18,981	K+S AG, (Germany)	778,793
39,227	OM Group, Inc.	1,329,011
22,578	Sigma-Aldrich Corp.	3,152,114
81,000	Tosoh Corp., (Japan)	422,262

		10,168,432

	Construction Materials — 0.1%
159,326	CSR Ltd., (Australia) (m)	434,765

	Metals & Mining — 0.7%
141,313	Independence Group NL, (Australia)	388,909
21,600	JFE Holdings, Inc., (Japan)	404,479
266,000	Kobe Steel Ltd., (Japan) (m)	411,448
155,000	Mitsubishi Materials Corp., (Japan) (m)	561,111

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Metals & Mining — 0.7%
11,936	Rio Tinto Ltd., (United Kingdom) (m)	458,548

		2,224,495

	Paper & Forest Products — 0.0% (g)
3,094	KapStone Paper & Packaging Corp.	72,400

	Total Materials	12,900,092

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.4%
192,058	iiNET Ltd., (Australia)	1,318,043

	Wireless Telecommunication Services — 0.2%
21,900	KDDI Corp., (Japan) (m)	555,955

	Total Telecommunication Services	1,873,998

	Utilities — 2.3%
	Electric Utilities — 2.3%
54,436	Cleco Corp.	2,962,951
43,647	Hawaiian Electric Industries, Inc.	1,307,228
115,077	Pepco Holdings, Inc.	3,070,254

	Total Utilities	7,340,433

	Total Common Stocks (Cost $102,135,405)	101,895,570

Preferred Stocks — 2.2%
	Consumer Staples — 0.3%
	Food Products — 0.3%
14,650	Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value)	790,367

	Financials — 0.9%
	Banks — 0.5%
773	Bank of America Corp., Series L, 7.250% ($1000 par value)	859,808
745	Wells Fargo & Co., Series L, 7.500% ($1000 par value)	888,122

		1,747,930

	Real Estate Investment Trusts (REITs) — 0.4%
4,900	American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value)	507,395
4,750	Health Care REIT, Inc., Series I, 6.500% ($50 par value)	295,925
9,600	Weyerhaeuser Co., Series A, 6.375%, 07/01/16 ($50 par value)	493,248

		1,296,568

	Total Financials	3,044,498

	Industrials — 0.3%
	Machinery — 0.3%
6,100	Stanley Black & Decker, Inc., 4.750%, 11/17/15 ($100 par value)	880,596

SHARES		SECURITY DESCRIPTION	VALUE($)
		Materials — 0.2%
		Metals & Mining — 0.2%
15,350		Alcoa, Inc., Series 1, 5.375%, 10/01/17 ($50 par value)	553,828

		Utilities — 0.5%
		Electric Utilities — 0.3%
16,200		Exelon Corp., 6.500%, 06/01/17 ($50 par value)	757,188
		NextEra Energy, Inc.,
3,450		5.799%, 09/01/16 ($50 par value)	199,393

			956,581

		Multi-Utilities — 0.2%
		Dominion Resources, Inc.,
3,750		6.375%, 07/01/17 ($50 par value)	189,300
4,300		Series A, 6.125%, 04/01/16 ($49 par value)	242,864
4,300		Series B, 6.000%, 07/01/16 ($49 par value)	243,982

			676,146

		Total Utilities	1,632,727

		Total Preferred Stocks (Cost $7,258,821)	6,902,016

PRINCIPAL/ UNIT AMOUNT($)
Convertible Bonds — 12.9%
		Consumer Discretionary — 1.8%
		Automobiles — 0.2%
600,000	Units	Fiat Chrysler Automobiles N.V., (Netherlands), 7.875%, 12/15/16	813,720

		Household Durables — 0.3%
389,000		Lennar Corp., 3.250%, 11/15/21 (e)	879,626

		Internet & Catalog Retail — 0.6%
		Ctrip.com International Ltd., (Cayman Islands),
893,000		1.250%, 10/15/18	1,009,648
		Priceline Group, Inc. (The),
148,000		0.350%, 06/15/20	172,975
125,000		1.000%, 03/15/18	174,766
506,000		Vipshop Holdings Ltd., (Cayman Islands), 1.500%, 03/15/19	593,917

			1,951,306

		Media — 0.6%
		Liberty Interactive LLC,
395,000		0.750%, 03/30/43	654,219
573,807		1.000%, 09/30/43 (e)	577,035

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

PRINCIPAL/ UNIT AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	Media — continued
	Liberty Media Corp.,
646,000	1.375%, 10/15/23	623,390

		1,854,644

	Textiles, Apparel & Luxury Goods — 0.1%
	Iconix Brand Group, Inc.,
194,000	1.500%, 03/15/18	186,604
195,000	2.500%, 06/01/16	192,562

		379,166

	Total Consumer Discretionary	5,878,462

	Energy — 0.6%
	Energy Equipment & Services — 0.4%
816,000	Hornbeck Offshore Services, Inc., 1.500%, 09/01/19	649,740
	SEACOR Holdings, Inc.,
711,000	2.500%, 12/15/27	692,780
87,000	2.500%, 12/15/27	84,771

		1,427,291

	Oil, Gas & Consumable Fuels — 0.2%
	Chesapeake Energy Corp.,
280,000	2.500%, 05/15/37	251,300
171,000	2.500%, 05/15/37	157,747
269,000	2.750%, 11/15/35	265,638

		674,685

	Total Energy	2,101,976

	Financials — 1.5%
	Capital Markets — 0.4%
762,000	Ares Capital Corp., 5.750%, 02/01/16	772,478
672,000	Prospect Capital Corp., 4.750%, 04/15/20	633,360

		1,405,838

	Real Estate Investment Trusts (REITs) — 1.0%
665,000	Colony Capital, Inc., 3.875%, 01/15/21	670,819
684,000	DDR Corp., 1.750%, 11/15/40	764,797
330,000	Host Hotels & Resorts LP, 2.500%, 10/15/29 (e)	503,456
	Spirit Realty Capital, Inc.,
276,000	2.875%, 05/15/19	262,373
244,000	3.750%, 05/15/21	228,445
	Starwood Property Trust, Inc.,
355,000	4.000%, 01/15/19	378,075
233,000	4.550%, 03/01/18	243,048

		3,051,013

	Thrifts & Mortgage Finance — 0.1%
162,000	Radian Group, Inc., 2.250%, 03/01/19	282,285

	Total Financials	4,739,136

PRINCIPAL/ UNIT AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Health Care — 3.5%
	Biotechnology — 1.8%
740,000	Acorda Therapeutics, Inc., 1.750%, 06/15/21	762,662
741,000	Aegerion Pharmaceuticals, Inc., 2.000%, 08/15/19 (e)	606,231
	BioMarin Pharmaceutical, Inc.,
357,000	0.750%, 10/15/18	586,149
348,000	1.500%, 10/15/20	585,293
591,000	Cepheid, 1.250%, 02/01/21	654,533
176,000	Gilead Sciences, Inc., Series D, 1.625%, 05/01/16	914,430
661,000	Isis Pharmaceuticals, Inc., 1.000%, 11/15/21 (e)	701,486
903,000	PDL BioPharma, Inc., 4.000%, 02/01/18	826,809

		5,637,593

	Health Care Equipment & Supplies — 0.5%
	Hologic, Inc.,
168,000	SUB, 0.000%, 12/15/43	210,420
158,000	Series 2010, SUB, 2.000%, 12/15/37	287,659
174,000	Series 2012, SUB, 2.000%, 03/01/42	244,796
445,000	Teleflex, Inc., 3.875%, 08/01/17	968,710

		1,711,585

	Health Care Providers & Services — 0.8%
	Anthem, Inc.,
360,000	2.750%, 10/15/42	741,825
	Molina Healthcare, Inc.,
274,000	1.125%, 01/15/20	515,976
341,000	1.625%, 08/15/44	471,433
640,000	Omnicare, Inc., 3.500%, 02/15/44	937,600

		2,666,834

	Life Sciences Tools & Services — 0.1%
187,000	Illumina, Inc., 0.500%, 06/15/21	228,724

	Pharmaceuticals — 0.3%
800,000	Jazz Investments I Ltd., (Bermuda), 1.875%, 08/15/21 (e)	972,000

	Total Health Care	11,216,736

	Industrials — 0.6%
	Air Freight & Logistics — 0.2%
634,000	UTi Worldwide, Inc., (United Kingdom), 4.500%, 03/01/19	597,941

	Machinery — 0.2%
436,000	Trinity Industries, Inc., 3.875%, 06/01/36	585,058

	Transportation Infrastructure — 0.2%
530,000	Macquarie Infrastructure Corp., 2.875%, 07/15/19	631,031

	Total Industrials	1,814,030

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

PRINCIPAL/ UNIT AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	Information Technology — 4.6%
	Communications Equipment — 0.3%
797,000	Brocade Communications Systems, Inc., 1.375%, 01/01/20 (e)	787,037
201,000	Ciena Corp., 3.750%, 10/15/18 (e)	286,928

		1,073,965

	Internet Software & Services — 1.1%
544,000	j2 Global, Inc., 3.250%, 06/15/29	644,300
598,000	MercadoLibre, Inc., 2.250%, 07/01/19	715,357
400,000	Qihoo 360 Technology Co., Ltd., (Cayman Islands), 2.500%, 09/15/18	388,000
597,000	SINA Corp., (Cayman Islands), 1.000%, 12/01/18	557,822
926,000	Yandex N.V., (Netherlands), 1.125%, 12/15/18	781,312
637,000	YY, Inc., (Cayman Islands), 2.250%, 04/01/19	604,354

		3,691,145

	IT Services — 0.3%
800,000	Euronet Worldwide, Inc., 1.500%, 10/01/44 (e)	936,500

	Semiconductors & Semiconductor Equipment — 1.4%
	Intel Corp.,
221,000	2.950%, 12/15/35	260,089
189,000	3.250%, 08/01/39	274,759
	Lam Research Corp.,
152,000	0.500%, 05/15/16	191,900
273,000	1.250%, 05/15/18	372,474
	Microchip Technology, Inc.,
400,000	1.625%, 02/15/25 (e)	376,000
213,000	2.125%, 12/15/37	367,425
77,000	Micron Technology, Inc., Series G, 3.000%, 11/15/43	71,706
101,000	Novellus Systems, Inc., 2.625%, 05/15/41	228,197
	NVIDIA Corp.,
524,000	1.000%, 12/01/18	599,980
800,000	NXP Semiconductors N.V., (Netherlands), 1.000%, 12/01/19 (e)	939,000
550,000	Xilinx, Inc., 2.625%, 06/15/17	807,813

		4,489,343

	Software — 1.1%
821,000	Citrix Systems, Inc., 0.500%, 04/15/19	883,088
464,000	Electronic Arts, Inc., 0.750%, 07/15/16	1,044,870
873,000	Nuance Communications, Inc., 2.750%, 11/01/31	886,641
541,000	Verint Systems, Inc., 1.500%, 06/01/21	600,172

		3,414,771

PRINCIPAL/ UNIT AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Technology Hardware, Storage & Peripherals — 0.4%
751,000	Electronics For Imaging, Inc., 0.750%, 09/01/19 (e)	787,611
	SanDisk Corp.,
232,000	0.500%, 10/15/20	231,710
270,000	1.500%, 08/15/17	357,413

		1,376,734

	Total Information Technology	14,982,458

	Materials — 0.3%
	Metals & Mining — 0.3%
261,000	Newmont Mining Corp., Series B, 1.625%, 07/15/17	260,021
520,000	United States Steel Corp., 2.750%, 04/01/19	576,875

	Total Materials	836,896

	Total Convertible Bonds (Cost $40,183,950)	41,569,694

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Health Care — 0.0% (g)
	Biotechnology — 0.0%
2,982	Chelsea Therapeutics International Ltd. (a) (i)	—

	Life Sciences Tools & Services — 0.0% (g)
402	Furiex Pharmaceuticals, Inc. (a) (i)	3,928

	Total Health Care	3,928

	Telecommunication Services — 0.0% (g)
	Wireless Telecommunication Services — 0.0% (g)
3,314	Leap Wireless International, Inc. (a) (i)	8,351

	Total Rights (Cost $–)	12,279

SHARES
Short-Term Investment — 50.8%
	Investment Company — 50.8%
163,680,770	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) ^^ (Cost $163,680,770)	163,680,770

	Total Investments — 97.5% (Cost $313,258,946)	314,060,329
	Other Assets in Excess of
	Liabilities — 2.5% (c)	8,175,558

	NET ASSETS — 100.0%	$322,235,887

Percentages indicated are based on net assets.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
62	Lean Hogs Futures ^	08/14/15	USD	$1,946,800	$36,957
17	LME Zinc Futures ^	08/17/15	USD	811,963	(59,764)
5	CAC 40 Index	08/21/15	EUR	279,175	(790)
6	Feeder Cattle Futures ^	08/27/15	USD	632,175	(25,655)
1	Hang Seng Index	08/28/15	HKD	158,185	1,378
6	Live Cattle Futures ^	08/31/15	USD	349,680	4,312
52	Euro Schatz	09/08/15	EUR	6,355,946	3,444
4	TOPIX Index	09/10/15	JPY	535,765	(573)
3	CBOT Wheat Futures ^	09/14/15	USD	74,888	(6,984)
12	Soybean Futures ^	09/14/15	USD	571,950	30,927
168	10 Year Australian Government Bond	09/15/15	AUD	15,692,899	431,587
19	Cocoa Futures ^	09/15/15	GBP	632,297	(13,978)
55	Cocoa Futures ^	09/15/15	USD	1,764,950	133,310
5	Euro STOXX 50 Index	09/18/15	EUR	197,575	41
2	FTSE/MIB Index	09/18/15	EUR	258,418	3,764
242	10 Year U.S. Treasury Note	09/21/15	USD	30,839,875	35,414
34	Feeder Cattle Futures ^	09/24/15	USD	3,531,750	(185,313)
128	Long Gilt	09/28/15	GBP	23,447,237	161,407
24	2 Year U.S. Treasury Note	09/30/15	USD	5,257,500	9,310
2	5 Year U.S. Treasury Note	09/30/15	USD	239,688	1,668
41	Lean Hogs Futures ^	10/14/15	USD	1,045,090	(33,151)
11	Gold 100 OZ Futures ^	10/28/15	USD	1,204,170	(97,939)
15	Feeder Cattle Futures ^	10/29/15	USD	1,543,500	(96,807)
22	Live Cattle Futures ^	10/30/15	USD	1,284,140	(47,295)
19	Soybean Futures ^	11/13/15	USD	893,238	(4,418)
23	Cotton No.2 Futures ^	12/08/15	USD	738,415	(11,442)
18	Cocoa Futures ^	12/15/15	USD	579,780	27,198
1	Gold 100 OZ Futures ^	12/29/15	USD	109,510	(7,542)
	Short Futures Outstanding
(63)	LME Aluminum Futures ^	08/17/15	USD	(2,503,462)	207,791
(13)	LME Nickel Futures ^	08/17/15	USD	(858,351)	73,008
(45)	WTI Crude Futures ^	08/20/15	USD	(2,120,400)	499,672
(10)	Natural Gas Futures ^	08/27/15	USD	(271,600)	(2,296)
(14)	Euro Bobl	09/08/15	EUR	(2,003,581)	(6,822)
(134)	Euro Bund	09/08/15	EUR	(22,722,353)	(323,620)
(1)	Euro-Buxl 30-Year Bond	09/08/15	EUR	(171,327)	(4,536)
(23)	10 Year Japanese Government Bond	09/10/15	JPY	(27,382,499)	(119,865)
(86)	Corn Futures ^	09/14/15	USD	(1,595,300)	(25,791)
(39)	LME Aluminum Futures ^	09/14/15	USD	(1,564,388)	92,126
(3)	LME Nickel Futures ^	09/14/15	USD	(198,315)	15,444
(6)	LME Zinc Futures ^	09/14/15	USD	(286,613)	19,882
(6)	3 Year Australian Government Bond	09/15/15	AUD	(490,629)	(1,502)
(9)	SPI 200 Index	09/17/15	AUD	(929,385)	(19,787)
(5)	Coffee ‘C’ Futures ^	09/18/15	USD	(234,844)	14,461
(257)	E-mini S&P 500	09/18/15	USD	(26,964,440)	(177,462)
(187)	10 Year Canadian Government Bond	09/21/15	CAD	(20,457,973)	(514,277)
(3)	U.S. Long Bond	09/21/15	USD	(467,812)	(14,350)
(1)	Copper Futures ^	09/28/15	USD	(59,088)	3,110
(5)	Silver Futures ^	09/28/15	USD	(368,625)	4,737
(23)	Sugar No. 11 (World Markets) Futures ^	09/30/15	USD	(286,966)	51,845
(59)	Cotton No.2 Futures ^	10/08/15	USD	(1,888,295)	98,188
(52)	Corn Futures ^	12/14/15	USD	(991,250)	(11,354)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
(14)	Coffee ‘C’ Futures ^	12/18/15	USD	$(674,625)	$43,759
(18)	Live Cattle Futures ^	12/31/15	USD	(1,061,640)	36,497
(81)	Sugar No. 11 (World Markets) Futures ^	02/29/16	USD	(1,124,928)	138,778
(81)	Sugar No. 11 (World Markets) Futures ^	04/29/16	USD	(1,134,000)	114,979

					$481,681

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
163,053	AUD	BNP Paribas	08/18/15	$119,270	$119,085	$(185)
3,546,320	AUD	Citibank, N.A.	08/18/15	2,707,594	2,590,035	(117,559)
1,275,263	AUD	HSBC Bank, N.A.	08/18/15	952,627	931,381	(21,246)
6,643,842	BRL	Goldman Sachs International †	08/18/15	2,088,011	1,930,277	(157,734)
4,169,086	CAD	Goldman Sachs International	08/18/15	3,201,516	3,187,430	(14,086)
5,477,471	CAD	Standard Chartered Bank	08/18/15	4,334,203	4,187,741	(146,462)
10,584,581	CZK	Deutsche Bank AG	08/18/15	430,148	429,169	(979)
4,274,002	EUR	Citibank, N.A.	08/18/15	4,745,795	4,694,737	(51,058)
682,612	EUR	Standard Chartered Bank	08/18/15	753,282	749,809	(3,473)
1,431,660	GBP	Citibank, N.A.	08/18/15	2,236,303	2,235,528	(775)
831,610	GBP	HSBC Bank, N.A.	08/18/15	1,293,092	1,298,553	5,461
20,717,897,027	IDR	Deutsche Bank AG †	08/18/15	1,539,220	1,526,826	(12,394)
2,047,640	ILS	Deutsche Bank AG	08/18/15	539,901	542,736	2,835
121,825,224	INR	Westpac Banking Corp. †	08/19/15	1,907,394	1,899,165	(8,229)
68,713,431	JPY	BNP Paribas	08/18/15	556,675	554,503	(2,172)
153,266,349	JPY	Deutsche Bank AG	08/18/15	1,265,894	1,236,827	(29,067)
218,689,432	JPY	Goldman Sachs International	08/18/15	1,783,774	1,764,778	(18,996)
22,797,344	NOK	Deutsche Bank AG	08/18/15	2,814,910	2,790,014	(24,896)
900,894	NZD	Citibank, N.A.	08/18/15	606,024	593,980	(12,044)
2,104,853	PLN	Deutsche Bank AG	08/18/15	555,708	557,770	2,062
2,333,375	RON	Merrill Lynch International	08/18/15	577,208	581,246	4,038
100,206,987	RUB	Merrill Lynch International †	08/18/15	1,749,729	1,620,072	(129,657)
4,200,074	SEK	Merrill Lynch International	08/18/15	503,819	486,981	(16,838)
4,969,844	TRY	HSBC Bank, N.A.	08/18/15	1,825,846	1,786,084	(39,762)
14,318,528	TWD	Merrill Lynch International †	08/18/15	463,383	451,891	(11,492)
25,581,520	ZAR	Deutsche Bank AG	08/18/15	2,045,282	2,017,126	(28,156)
				$41,596,608	$40,763,744	$(832,864)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
9,626,090	AUD	BNP Paribas	08/18/15	$7,138,462	$7,030,361	$108,101
1,930,181	BRL	Citibank, N.A. †	08/18/15	609,274	560,787	48,487
9,245,196	CAD	Australia and New Zealand Banking Group Limited	08/18/15	7,369,655	7,068,314	301,341
1,638,076	CAD	Citibank, N.A.	08/18/15	1,261,592	1,252,374	9,218
4,210,899	CAD	HSBC Bank, N.A.	08/18/15	3,331,678	3,219,397	112,281
48,181,546	CZK	Royal Bank of Canada	08/18/15	1,966,960	1,953,597	13,363
11,905,055	EUR	Royal Bank of Canada	08/18/15	13,141,728	13,076,993	64,735
7,843,276	ILS	Deutsche Bank AG	08/18/15	2,077,678	2,078,894	(1,216)
121,825,224	INR	Merrill Lynch International †	08/19/15	1,899,364	1,899,165	199
2,394,620,249	JPY	BNP Paribas	08/18/15	19,354,998	19,324,085	30,913
314,821,761	JPY	Citibank, N.A.	08/18/15	2,556,799	2,540,546	16,253
3,896,329	NOK	Citibank, N.A.	08/18/15	492,630	476,846	15,784
9,202,904	NZD	Merrill Lynch International	08/18/15	6,131,472	6,067,688	63,784
7,878,812	PLN	HSBC Bank, N.A.	08/18/15	2,068,100	2,087,824	(19,724)
8,481,264	RON	Deutsche Bank AG	08/18/15	2,085,108	2,112,690	(27,582)
45,954,459	SEK	Deutsche Bank AG	08/18/15	5,408,116	5,328,222	79,894
859,548	TRY	Goldman Sachs International	08/18/15	315,892	308,908	6,984
61,789,298	TWD	Westpac Banking Corp. †	08/18/15	1,998,683	1,950,061	48,622
7,119,187	ZAR	Goldman Sachs International	08/18/15	577,207	561,354	15,853
				$79,785,396	$78,898,106	$887,290

Total Return Basket Swaps* Outstanding at July 31, 2015

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, with the exception of long positions denominated in HKD which pays one day LIBOR plus a spread, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	2/5/18	$1,530,632
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short positions and pays one month LIBOR plus a spread for long positions, with the exception of long positions denominated in ZAR which pays one day LIBOR plus a spread, or one day Federal Funds floating rate for short positions, which is denominated in various foreign currencies based on the local currencies of the positions within the portfolio.	2/5/18	(1,289,288)

Total			$241,344

*	See the accompanying “Additional Information – Total Return Basket Swap” for further details.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CZK	—	Czech Republic Koruna
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
REIT	—	Real Estate Investment Trust
RON	—	Romanian Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2015.
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
†	—	Non-deliverable forward.
^	—	Represents positions held in the Subsidiary.
^^	—	A portion of the position is held by the Subsidiary.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $32,324,620 and 10.3%, respectively.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,388,234
Aggregate gross unrealized depreciation	(3,586,851)

Net unrealized appreciation/depreciation	$801,383

Federal income tax cost of investments	$313,258,946

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 3.0%
Hotels, Restaurants & Leisure — 0.2%
Bwin.Party Digital Entertainment plc (Spain)	330,388	592,827	592,827	—
Media — 1.0%
Time Warner Cable, Inc.	17,604	3,344,936	3,344,936	—
Specialty Retail — 1.8%
ANN, Inc. (a)	68,563	3,136,757	3,136,757	—
Office Depot, Inc. (a)	345,070	2,760,560	2,760,560	—

	413,633	5,897,317	5,897,317	—

Total Consumer Discretionary	761,625	9,835,080	9,835,080	—

Consumer Staples — 0.8%
Food & Staples Retailing — 0.8%
Delhaize Group (Belgium)	28,560	2,574,837	2,574,837	—
Energy — 1.7%
Energy Equipment & Services — 0.8%
Baker Hughes, Inc.	45,463	2,643,673	2,643,673	—
Oil, Gas & Consumable Fuels — 0.9%
BG Group plc (United Kingdom)	171,188	2,920,643	2,920,643	—

Total Energy	216,651	5,564,316	5,564,316	—

Financials — 2.2%
Banks — 1.3%
Square 1 Financial, Inc. (a)	33,947	915,550	915,550	—
Susquehanna Bancshares, Inc.	222,113	3,154,005	3,154,005	—

	256,060	4,069,555	4,069,555	—

Insurance — 0.9%
Chubb Corp. (The)	24,852	3,089,849	3,089,849	—

Total Financials	280,912	7,159,404	7,159,404	—

Health Care — 2.8%
Health Care Equipment & Supplies — 0.3%
Sorin S.p.A. (Italy) (a)	366,805	1,058,673	1,058,673	—
Health Care Providers & Services — 2.0%
Bio-Reference Laboratories, Inc. (a)	35,103	1,557,520	1,557,520	—
Cigna Corp.	4,842	697,538	697,538	—
Health Net, Inc. (a)	35,167	2,351,266	2,351,266	—
Synergy Health plc (United Kingdom)	63,765	1,732,668	1,732,668	—

	138,877	6,338,992	6,338,992	—

Pharmaceuticals — 0.5%
Perrigo Co. plc (Ireland)	7,874	1,513,383	1,513,383	—

Total Health Care	513,556	8,911,048	8,911,048	—

Information Technology — 2.9%
Communications Equipment — 1.1%
Alcatel-Lucent (France) (a)	743,070	2,804,855	2,804,855	—
Pace plc (United Kingdom)	140,599	799,222	799,222	—

	883,669	3,604,077	3,604,077	—

Semiconductors & Semiconductor Equipment — 1.8%
CSR plc (United Kingdom)	213,913	2,999,834	2,999,834	—
Freescale Semiconductor Ltd. (a)	70,812	2,823,275	2,823,275	—

	284,725	5,823,109	5,823,109	—

Total Information Technology	1,168,394	9,427,186	9,427,186	—

Materials — 1.5%
Chemicals — 0.2%
Syngenta AG (Switzerland)	1,832	754,565	754,565	—
Containers & Packaging — 1.1%
Rexam plc (United Kingdom)	389,486	3,384,860	3,384,860	—
Metals & Mining — 0.2%
Alamos Gold, Inc. (Canada) (a)	35,310	114,744	114,744	—
Alcoa, Inc.	934	9,219	9,219	—
AuRico Metals, Inc. (Canada) (a)	15,526	6,173	6,173	—
Sirius Resources NL (Australia) (a)	248,977	542,329	542,329	—

	300,747	672,465	672,465	—

Total Materials	692,065	4,811,890	4,811,890	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	70,783	2,459,001	2,459,001	—

Total Long Positions of Total Return Basket Swap	3,732,546	50,742,762	50,742,762	—

Short Positions
Common Stocks
Consumer Discretionary — 0.9%
Media — 0.4%
Charter Communications, Inc. (a)	6,660	1,237,828	1,237,828	—
Specialty Retail — 0.5%
Ascena Retail Group, Inc. (a)	46,156	577,873	577,873	—
Staples, Inc.	74,745	1,099,499	1,099,499	—

	120,901	1,677,372	1,677,372	—

Total Consumer Discretionary	127,561	2,915,200	2,915,200	—

Consumer Staples — 1.0%
Food & Staples Retailing — 1.0%
Koninklijke Ahold N.V. (Netherlands)	162,060	3,225,931	3,225,931	—
Energy — 1.4%
Energy Equipment & Services — 0.7%
Halliburton Co.	59,833	2,500,421	2,500,421	—
Oil, Gas & Consumable Fuels — 0.7%
Royal Dutch Shell plc (Netherlands)	75,485	2,193,179	2,193,179	—

Total Energy	135,318	4,693,600	4,693,600	—

Financials — 2.3%
Banks — 1.0%
BB&T Corp.	53,465	2,153,036	2,153,036	—
PacWest Bancorp	20,153	932,882	932,882	—

	73,618	3,085,918	3,085,918	—

Insurance — 1.3%
ACE Ltd. (Switzerland)	14,808	1,610,666	1,610,666	—
Endurance Specialty Holdings Ltd. (Bermuda)	38,401	2,668,485	2,668,485	—

	53,209	4,279,151	4,279,151	—

Total Financials	126,827	7,365,069	7,365,069	—

Health Care — 1.7%
Health Care Equipment & Supplies — 0.9%
Cyberonics, Inc. (a)	17,313	1,063,018	1,063,018	—
STERIS Corp.	27,194	1,879,921	1,879,921	—

	44,507	2,942,939	2,942,939	—

Health Care Providers & Services — 0.5%
Centene Corp. (a)	21,873	1,533,954	1,533,954	—
Pharmaceuticals — 0.3%
Mylan N.V. (a)	17,929	1,003,845	1,003,845	—

Total Health Care	84,309	5,480,738	5,480,738	—

Information Technology — 2.0%
Communications Equipment — 1.2%
ARRIS Group, Inc. (a)	34,455	1,065,349	1,065,349	—
Nokia OYJ (Finland)	404,601	2,857,190	2,857,190	—

	439,056	3,922,539	3,922,539	—

Semiconductors & Semiconductor Equipment — 0.8%
NXP Semiconductors N.V. (Netherlands) (a)	24,683	2,394,004	2,394,004	—

Total Information Technology	463,739	6,316,543	6,316,543	—

Materials — 0.4%
Containers & Packaging — 0.4%
Ball Corp.	17,207	1,167,323	1,167,323	—
Metals & Mining — 0.0% (g)
Alamos Gold, Inc. (Canada) (a)	35,310	114,744	114,744	—
AuRico Metals, Inc. (Canada) (a)	15,526	6,173	6,173	—

	50,836	120,917	120,917	—

Total Materials	68,043	1,288,240	1,288,240	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Utilities — 0.3%
Electric Utilities — 0.3%
NextEra Energy, Inc.	10,427	1,096,920	1,096,920	—

Total Short Positions of Total Return Basket Swap	1,178,284	32,382,241	32,382,241	—

Total of Long and Short Positions of Total Return Basket Swap	2,554,262	18,360,521	18,360,521	—

Cash and Other Receivables/(Payables) (4)				1,560,908
Financing Costs				(30,273)
Net Dividends Receivable/(Payable)				(3)

Net Swap Contract, at value				$1,530,632

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Long Positions
Common Stocks
Consumer Discretionary — 7.9%
Auto Components — 1.3%
Brembo S.p.A. (Italy)	11,823	533,538	533,538	—
Cie Generale des Etablissements Michelin (France)	4,813	471,500	471,500	—
Cooper Tire & Rubber Co.	18,408	606,175	606,175	—
Dana Holding Corp.	25,191	467,545	467,545	—
Lear Corp.	4,551	473,623	473,623	—
Linamar Corp. (Canada)	7,917	483,126	483,126	—
Magna International, Inc. (Canada)	9,864	535,945	535,945	—
Valeo S.A. (France)	4,560	608,474	608,474	—

	87,127	4,179,926	4,179,926	—

Automobiles — 0.6%
Daimler AG (Germany)	6,093	544,632	544,632	—
General Motors Co.	14,005	441,298	441,298	—
Peugeot S.A. (France) (a)	24,526	491,441	491,441	—
Renault S.A. (France)	4,742	436,318	436,318	—

	49,366	1,913,689	1,913,689	—

Distributors — 0.2%
Inchcape plc (United Kingdom)	46,863	587,664	587,664	—
Hotels, Restaurants & Leisure — 0.6%
Brinker International, Inc.	8,557	512,564	512,564	—
DineEquity, Inc.	4,269	444,019	444,019	—
Marriott Vacations Worldwide Corp.	6,432	537,715	537,715	—
Wyndham Worldwide Corp.	6,179	509,891	509,891	—

	25,437	2,004,189	2,004,189	—

Household Durables — 1.6%
Barratt Developments plc (United Kingdom)	57,217	567,391	567,391	—
Bellway plc (United Kingdom)	16,337	615,111	615,111	—
Berkeley Group Holdings plc (United Kingdom)	9,593	504,707	504,707	—
Bovis Homes Group plc (United Kingdom)	28,839	514,766	514,766	—
Crest Nicholson Holdings plc (United Kingdom)	57,165	487,424	487,424	—
Forbo Holding AG (Switzerland) (a)	502	611,980	611,980	—
MDC Holdings, Inc.	16,719	499,229	499,229	—
Persimmon plc (United Kingdom) (a)	19,726	630,580	630,580	—
Taylor Wimpey plc (United Kingdom)	195,220	592,658	592,658	—

	401,318	5,023,846	5,023,846	—

Media — 1.2%
Cogeco Cable, Inc. (Canada)	8,209	459,393	459,393	—
Mediaset Espana Comunicacion S.A. (Spain)	38,480	483,673	483,673	—
Meredith Corp.	8,458	405,307	405,307	—
ProSiebenSat.1 Media SE (Germany)	11,860	606,325	606,325	—
Publicis Groupe S.A. (France)	5,961	451,327	451,327	—
Sky plc (United Kingdom)	31,896	567,839	567,839	—
Walt Disney Co. (The)	4,422	530,640	530,640	—
WPP plc (United Kingdom)	23,947	549,734	549,734	—

	133,233	4,054,238	4,054,238	—

Multi-line Retail — 0.8%
Big Lots, Inc.	10,679	461,119	461,119	—
Dillard’s, Inc.	5,977	608,937	608,937	—
Kohl’s Corp.	6,921	424,396	424,396	—
Macy’s, Inc.	7,550	521,403	521,403	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Consumer Discretionary — continued
Multiline Retail — continued
Target Corp.	7,067	578,434	578,434	—

	38,194	2,594,289	2,594,289	—

Specialty Retail — 1.5%
American Eagle Outfitters, Inc.	29,430	522,382	522,382	—
Best Buy Co., Inc.	14,742	476,019	476,019	—
Cato Corp. (The)	12,038	462,380	462,380	—
Children’s Place, Inc. (The)	8,016	464,126	464,126	—
Foot Locker, Inc.	9,000	634,950	634,950	—
GameStop Corp.	12,673	581,057	581,057	—
Guess?, Inc.	26,404	577,984	577,984	—
Outerwall, Inc.	6,804	481,859	481,859	—
WH Smith plc (United Kingdom)	23,564	581,788	581,788	—

	142,671	4,782,545	4,782,545	—

Textiles, Apparel & Luxury Goods — 0.1%
Movado Group, Inc.	16,068	407,003	407,003	—

Total Consumer Discretionary	940,277	25,547,389	25,547,389	—

Consumer Staples — 3.8%
Beverages — 0.2%
Dr. Pepper Snapple Group, Inc.	6,433	516,055	516,055	—
Food & Staples Retailing — 1.5%
Casey’s General Stores, Inc.	3,391	346,611	346,611	—
CVS Health Corp.	5,146	578,771	578,771	—
Delhaize Group (Belgium)	5,558	501,083	501,083	—
Greggs plc (United Kingdom)	29,856	631,764	631,764	—
Ingles Markets, Inc.	10,609	490,985	490,985	—
Jean Coutu Group PJC, Inc. (The) (Canada)	23,754	374,332	374,332	—
Loblaw Cos., Ltd. (Canada)	9,951	542,650	542,650	—
Metro AG (Germany)	13,493	426,037	426,037	—
Metro, Inc. (Canada)	17,481	475,703	475,703	—
SpartanNash Co.	11,134	358,626	358,626	—

	130,373	4,726,562	4,726,562	—

Food Products — 1.8%
Archer-Daniels-Midland Co.	10,091	478,515	478,515	—
Cal-Maine Foods, Inc.	9,624	521,236	521,236	—
ConAgra Foods, Inc.	3,216	141,697	141,697	—
Ebro Foods S.A. (Spain)	28,257	564,184	564,184	—
Fresh Del Monte Produce, Inc.	13,980	552,490	552,490	—
Ingredion, Inc.	6,249	551,162	551,162	—
Lancaster Colony Corp.	5,928	552,549	552,549	—
Origin Enterprises plc (Ireland)	57,937	484,728	484,728	—
Pilgrim’s Pride Corp.	21,185	458,443	458,443	—
Pinnacle Foods, Inc.	11,039	496,203	496,203	—
Sanderson Farms, Inc.	6,412	461,728	461,728	—
Tyson Foods, Inc.	13,116	581,695	581,695	—

	187,034	5,844,630	5,844,630	—

Tobacco — 0.3%
Imperial Tobacco Group plc (United Kingdom)	9,976	524,234	524,234	—
Universal Corp.	8,713	497,077	497,077	—

	18,689	1,021,311	1,021,311	—

Total Consumer Staples	342,529	12,108,558	12,108,558	—

Energy — 4.3%
Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	7,961	462,932	462,932	—
Frank’s International N.V. (Netherlands)	25,534	413,396	413,396	—
Hunting plc (United Kingdom)	54,284	435,307	435,307	—
John Wood Group plc (United Kingdom)	56,791	554,741	554,741	—
National Oilwell Varco, Inc.	13,634	574,401	574,401	—
Tecnicas Reunidas S.A. (Spain)	9,812	499,577	499,577	—

	168,016	2,940,354	2,940,354	—

Oil, Gas & Consumable Fuels — 3.4%
Alon USA Energy, Inc.	26,797	498,692	498,692	—
BP plc (United Kingdom)	75,437	465,865	465,865	—
Chevron Corp.	4,539	401,611	401,611	—
CVR Energy, Inc.	12,037	460,175	460,175	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Energy — continued
Oil, Gas & Consumable Fuels — continued
Delek US Holdings, Inc.	14,006	499,594	499,594	—
Enbridge Income Fund Holdings, Inc. (Canada)	14,411	379,930	379,930	—
Eni S.p.A. (Italy)	29,122	510,452	510,452	—
Green Plains, Inc.	24,265	544,749	544,749	—
HollyFrontier Corp.	12,475	602,043	602,043	—
Husky Energy, Inc. (Canada)	32,727	597,561	597,561	—
Marathon Petroleum Corp.	9,674	528,878	528,878	—
Neste Oil OYJ (Finland)	18,569	516,157	516,157	—
Nordic American Tankers Ltd. (Norway)	35,635	535,238	535,238	—
Parkland Fuel Corp. (Canada)	21,587	393,166	393,166	—
Phillips 66	6,197	492,661	492,661	—
Repsol S.A. (Spain)	25,790	433,355	433,355	—
Ship Finance International Ltd. (Norway)	35,081	586,905	586,905	—
Suncor Energy, Inc. (Canada)	16,725	471,116	471,116	—
Tesoro Corp.	5,595	544,617	544,617	—
Valero Energy Corp.	8,006	525,194	525,194	—
Western Refining, Inc.	10,543	465,579	465,579	—
World Fuel Services Corp.	9,855	400,606	400,606	—

	449,073	10,854,144	10,854,144	—

Total Energy	617,089	13,794,498	13,794,498	—

Financials — 7.1%
Banks — 0.7%
First Interstate BancSystem, Inc.	9,886	274,139	274,139	—
Huntington Bancshares, Inc.	49,780	580,932	580,932	—
KBC Groep N.V. (Belgium)	8,841	616,173	616,173	—
National Bank of Canada (Canada)	13,174	460,740	460,740	—
Royal Bank of Canada (Canada)	7,442	433,939	433,939	—

	89,123	2,365,923	2,365,923	—

Capital Markets — 0.7%
3i Group plc (United Kingdom)	74,223	641,564	641,564	—
BGC Partners, Inc.	52,298	515,135	515,135	—
Investec plc (South Africa)	62,268	569,345	569,345	—
Mediobanca S.p.A. (Italy)	54,320	591,499	591,499	—

	243,109	2,317,543	2,317,543	—

Consumer Finance — 0.3%
Cembra Money Bank AG (Switzerland) (a)	8,313	505,851	505,851	—
Nelnet, Inc.	9,746	383,895	383,895	—

	18,059	889,746	889,746	—

Diversified Financial Services — 0.2%
Voya Financial, Inc.	12,386	581,523	581,523	—
Insurance — 5.0%
Aegon N.V. (Netherlands)	67,424	518,635	518,635	—
Ageas (Belgium)	13,368	550,479	550,479	—
Allianz SE (Germany)	2,977	487,481	487,481	—
Allied World Assurance Co. Holdings AG (Switzerland)	12,215	516,206	516,206	—
American Equity Investment Life Holding Co.	17,669	521,942	521,942	—
Amlin plc (United Kingdom)	76,063	606,391	606,391	—
AmTrust Financial Services, Inc.	7,795	541,830	541,830	—
Aspen Insurance Holdings Ltd. (Bermuda)	12,076	580,735	580,735	—
AXA S.A. (France)	21,803	574,684	574,684	—
Direct Line Insurance Group plc (United Kingdom)	95,587	546,192	546,192	—
Fairfax Financial Holdings Ltd. (Canada)	760	366,527	366,527	—
First American Financial Corp.	14,775	599,570	599,570	—
Great-West Lifeco, Inc. (Canada)	17,910	507,234	507,234	—
Hannover Rueck SE (Germany)	5,694	603,957	603,957	—
Hanover Insurance Group, Inc. (The)	6,820	551,397	551,397	—
Legal & General Group plc (United Kingdom)	135,848	553,067	553,067	—
Maiden Holdings Ltd. (Bermuda)	32,098	530,901	530,901	—
Manulife Financial Corp. (Canada)	27,083	479,805	479,805	—
Montpelier Re Holdings Ltd. (Bermuda)	14,654	624,993	624,993	—
Old Mutual plc (United Kingdom)	143,073	473,895	473,895	—
PartnerRe Ltd. (Bermuda)	4,591	624,192	624,192	—
Power Corp. of Canada (Canada)	19,165	450,605	450,605	—
Power Financial Corp. (Canada)	19,621	520,736	520,736	—
Reinsurance Group of America, Inc.	5,400	521,208	521,208	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Financials — continued
Insurance — continued
SCOR SE (France)	17,072	654,726	654,726	—
Swiss Life Holding AG (Switzerland) (a)	2,028	478,930	478,930	—
Swiss Re AG (Switzerland) (a)	6,683	601,698	601,698	—
Talanx AG (Germany)	15,361	491,008	491,008	—
Universal Insurance Holdings, Inc.	19,626	538,145	538,145	—
Validus Holdings Ltd. (Bermuda)	12,394	574,462	574,462	—

	847,633	16,191,631	16,191,631	—

Thrifts & Mortgage Finance — 0.2%
Aareal Bank AG (Germany)	12,680	517,692	517,692	—

Total Financials	1,222,990	22,864,058	22,864,058	—

Health Care — 3.6%
Health Care Equipment & Supplies — 0.2%
Hill-Rom Holdings, Inc.	10,811	605,740	605,740	—
Health Care Providers & Services — 2.4%
Aetna, Inc.	4,594	518,984	518,984	—
Anthem, Inc.	3,707	571,879	571,879	—
Cardinal Health, Inc.	5,775	490,760	490,760	—
Chemed Corp.	3,857	572,610	572,610	—
Express Scripts Holding Co. (a)	5,765	519,254	519,254	—
Health Net, Inc. (a)	8,305	555,272	555,272	—
HealthSouth Corp.	11,256	514,399	514,399	—
Humana, Inc.	2,587	471,067	471,067	—
Laboratory Corp. of America Holdings (a)	4,187	532,963	532,963	—
McKesson Corp.	2,458	542,161	542,161	—
MEDNAX, Inc. (a)	7,247	613,386	613,386	—
Quest Diagnostics, Inc.	7,946	586,494	586,494	—
UnitedHealth Group, Inc.	4,859	589,883	589,883	—
Universal Health Services, Inc.	3,552	515,857	515,857	—

	76,095	7,594,969	7,594,969	—

Life Sciences Tools & Services — 0.2%
Lonza Group AG (Switzerland) (a)	4,177	605,607	605,607	—
Pharmaceuticals — 0.8%
Almirall S.A. (Spain)	25,692	504,788	504,788	—
Galenica AG (Switzerland)	485	552,608	552,608	—
Ipsen S.A. (France)	9,419	605,355	605,355	—
Merck KGaA (Germany)	4,407	448,280	448,280	—
Roche Holding AG (Switzerland)	1,878	537,377	537,377	—

	41,881	2,648,408	2,648,408	—

Total Health Care	132,964	11,454,724	11,454,724	—

Industrials — 7.0%
Aerospace & Defense — 1.1%
Boeing Co. (The)	3,691	532,132	532,132	—
Huntington Ingalls Industries, Inc.	5,159	605,718	605,718	—
Meggitt plc (United Kingdom)	65,704	476,608	476,608	—
Northrop Grumman Corp.	3,231	558,995	558,995	—
Raytheon Co.	4,615	503,450	503,450	—
Thales S.A. (France)	9,031	611,265	611,265	—
Triumph Group, Inc.	7,672	413,137	413,137	—

	99,103	3,701,305	3,701,305	—

Air Freight & Logistics — 0.2%
Royal Mail plc (United Kingdom)	65,239	514,497	514,497	—
Airlines — 0.5%
Alaska Air Group, Inc.	7,477	566,383	566,383	—
easyJet plc (United Kingdom)	19,034	488,670	488,670	—
JetBlue Airways Corp. (a)	24,341	559,356	559,356	—

	50,852	1,614,409	1,614,409	—

Commercial Services & Supplies — 0.9%
ABM Industries, Inc.	15,583	513,616	513,616	—
ACCO Brands Corp. (a)	57,020	466,423	466,423	—
Deluxe Corp.	7,939	511,510	511,510	—
Knoll, Inc.	23,381	565,820	565,820	—
Tetra Tech, Inc.	20,572	548,038	548,038	—
West Corp.	13,874	400,265	400,265	—

	138,369	3,005,672	3,005,672	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Industrials — continued
Construction & Engineering — 1.0%
AECOM (a)	15,341	472,963	472,963	—
Boskalis Westminster N.V. (Netherlands)	11,563	565,172	565,172	—
Carillion plc (United Kingdom)	103,135	556,948	556,948	—
Eiffage S.A. (France)	9,127	549,200	549,200	—
Galliford Try plc (United Kingdom)	18,479	512,225	512,225	—
Vinci S.A. (France)	8,912	571,596	571,596	—

	166,557	3,228,104	3,228,104	—

Electrical Equipment — 0.5%
AZZ, Inc.	9,718	502,906	502,906	—
General Cable Corp.	27,922	455,687	455,687	—
OSRAM Licht AG (Germany)	9,940	565,917	565,917	—

	47,580	1,524,510	1,524,510	—

Machinery — 1.4%
American Railcar Industries, Inc.	10,114	404,054	404,054	—
Barnes Group, Inc.	13,111	510,411	510,411	—
Greenbrier Cos., Inc. (The)	9,599	439,154	439,154	—
Hillenbrand, Inc.	18,424	522,505	522,505	—
Parker-Hannifin Corp.	4,503	507,713	507,713	—
Stanley Black & Decker, Inc.	4,993	526,712	526,712	—
Trinity Industries, Inc.	17,699	517,873	517,873	—
Valmet OYJ (Finland)	51,363	606,965	606,965	—
Wabash National Corp. (a)	35,716	490,738	490,738	—

	165,522	4,526,125	4,526,125	—

Marine — 0.2%
Matson, Inc.	12,236	506,815	506,815	—
Professional Services — 0.9%
Adecco S.A. (Switzerland) (a)	5,956	497,104	497,104	—
Korn/Ferry International	17,319	579,840	579,840	—
ManpowerGroup, Inc.	5,660	512,117	512,117	—
Randstad Holding N.V. (Netherlands)	8,859	606,530	606,530	—
USG People N.V. (Netherlands)	40,355	617,819	617,819	—

	78,149	2,813,410	2,813,410	—

Trading Companies & Distributors — 0.3%
Aircastle Ltd.	24,135	580,930	580,930	—
Finning International, Inc. (Canada)	27,152	472,100	472,100	—
	51,287	1,053,030	1,053,030	—

Total Industrials	874,894	22,487,877	22,487,877	—

Information Technology — 7.6%
Communications Equipment — 0.6%
Brocade Communications Systems, Inc.	45,458	466,399	466,399	—
Cisco Systems, Inc.	17,234	489,790	489,790	—
Pace plc (United Kingdom)	98,604	560,505	560,505	—
Polycom, Inc. (a)	28,728	326,925	326,925	—

	190,024	1,843,619	1,843,619	—

Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics, Inc. (a)	9,074	527,653	527,653	—
CDW Corp.	12,829	460,946	460,946	—
Corning, Inc.	31,912	596,116	596,116	—
Dolby Laboratories, Inc.	13,381	470,342	470,342	—
Insight Enterprises, Inc. (a)	16,703	450,814	450,814	—
Methode Electronics, Inc.	18,449	494,987	494,987	—

	102,348	3,000,858	3,000,858	—

Internet Software & Services — 0.2%
j2 Global, Inc.	7,306	514,342	514,342	—
IT Services — 2.1%
Amdocs Ltd.	9,521	558,407	558,407	—
Broadridge Financial Solutions, Inc.	9,339	506,828	506,828	—
Cap Gemini S.A. (France)	6,336	605,738	605,738	—
CGI Group, Inc. (Canada) (a)	13,583	507,448	507,448	—
Computer Sciences Corp.	8,176	534,956	534,956	—
Convergys Corp.	22,162	556,488	556,488	—
CSG Systems International, Inc.	18,252	567,637	567,637	—
DST Systems, Inc.	4,692	512,132	512,132	—
Jack Henry & Associates, Inc.	3,569	249,330	249,330	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Information Technology — continued
IT Services — continued
NeuStar, Inc. (a)	18,052	557,265	557,265	—
Science Applications International Corp.	9,681	519,676	519,676	—
Total System Services, Inc.	13,023	601,923	601,923	—
Western Union Co. (The)	25,651	519,176	519,176	—

	162,037	6,797,004	6,797,004	—

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Energy Industries, Inc. (a)	19,679	515,393	515,393	—
ASM International N.V. (Netherlands)	11,216	504,852	504,852	—
BE Semiconductor Industries N.V. (Netherlands)	19,421	462,735	462,735	—
Cirrus Logic, Inc. (a)	16,413	541,793	541,793	—
Integrated Device Technology, Inc. (a)	23,276	444,804	444,804	—
Intel Corp.	15,319	443,485	443,485	—
Lam Research Corp.	6,523	501,423	501,423	—
Lattice Semiconductor Corp. (a)	86,961	427,848	427,848	—
MKS Instruments, Inc.	13,931	494,551	494,551	—
OmniVision Technologies, Inc. (a)	821	20,049	20,049	—
ON Semiconductor Corp. (a)	42,314	449,375	449,375	—
Skyworks Solutions, Inc.	5,601	535,848	535,848	—
Teradyne, Inc.	25,484	490,822	490,822	—
Tessera Technologies, Inc.	13,037	451,862	451,862	—

	299,996	6,284,840	6,284,840	—

Software — 1.3%
Activision Blizzard, Inc.	21,249	548,012	548,012	—
Ebix, Inc.	14,313	443,560	443,560	—
Mentor Graphics Corp.	19,193	500,745	500,745	—
Oracle Corp.	12,070	482,076	482,076	—
Playtech plc (United Kingdom)	47,487	672,243	672,243	—
Software AG (Germany)	20,815	622,823	622,823	—
Symantec Corp.	20,051	455,960	455,960	—
Synopsys, Inc. (a)	10,916	554,969	554,969	—

	166,094	4,280,388	4,280,388	—

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	3,753	455,239	455,239	—
Hewlett-Packard Co.	19,642	599,474	599,474	—
QLogic Corp. (a)	5,817	51,596	51,596	—
Western Digital Corp.	6,867	590,974	590,974	—

	36,079	1,697,283	1,697,283	—

Total Information Technology	963,884	24,418,334	24,418,334	—

Materials — 2.8%
Chemicals — 0.4%
Celanese Corp.	6,999	461,374	461,374	—
Dow Chemical Co. (The)	9,673	455,211	455,211	—
LyondellBasell Industries N.V.	4,809	451,229	451,229	—

	21,481	1,367,814	1,367,814	—

Containers & Packaging — 0.5%
Avery Dennison Corp.	8,265	502,925	502,925	—
DS Smith plc (United Kingdom)	83,161	520,123	520,123	—
Smurfit Kappa Group plc (Ireland)	18,310	550,986	550,986	—

	109,736	1,574,034	1,574,034	—

Metals & Mining — 1.0%
Aurubis AG (Germany)	7,563	452,431	452,431	—
Commercial Metals Co.	35,612	548,781	548,781	—
Kaiser Aluminum Corp.	6,558	553,823	553,823	—
Reliance Steel & Aluminum Co.	8,266	500,920	500,920	—
voestalpine AG (Austria)	14,300	613,750	613,750	—
Worthington Industries, Inc.	16,775	453,932	453,932	—

	89,074	3,123,637	3,123,637	—

Paper & Forest Products — 0.9%
Domtar Corp. (Canada)	11,351	461,532	461,532	—
International Paper Co.	9,592	459,169	459,169	—
Mercer International, Inc. (Canada) (a)	34,117	412,475	412,475	—
Mondi plc (South Africa)	27,712	666,457	666,457	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Materials — continued
Paper & Forest Products — continued
Schweitzer-Mauduit International, Inc.	12,222	485,213	485,213	—
UPM-Kymmene OYJ (Finland)	28,323	522,576	522,576	—

	123,317	3,007,422	3,007,422	—

Total Materials	343,608	9,072,907	9,072,907	—

Telecommunication Services — 1.1%
Diversified Telecommunication Services — 0.9%
BCE, Inc. (Canada)	11,003	452,874	452,874	—
Elisa OYJ (Finland)	17,859	601,550	601,550	—
iiNET Ltd. (Australia)	82,865	569,360	569,360	—
Telecom Italia S.p.A (Italy) (a)	397,484	526,027	526,027	—
TELUS Corp. (Canada)	14,141	482,774	482,774	—
Verizon Communications, Inc.	9,942	465,186	465,186	—

	533,294	3,097,771	3,097,771	—

Wireless Telecommunication Services — 0.2%
Freenet AG (Germany)	17,969	617,195	617,195	—

Total Telecommunication Services	551,263	3,714,966	3,714,966	—

Utilities — 2.4%
Electric Utilities — 1.1%
American Electric Power Co., Inc.	9,508	537,868	537,868	—
EDP - Energias de Portugal S.A. (Portugal)	127,420	471,315	471,315	—
Emera, Inc. (Canada)	13,077	436,150	436,150	—
Entergy Corp.	6,657	472,780	472,780	—
Iberdrola S.A. (Spain)	76,798	541,822	541,822	—
IDACORP, Inc.	8,064	500,855	500,855	—
Pinnacle West Capital Corp.	7,905	487,817	487,817	—

	249,429	3,448,607	3,448,607	—

Gas Utilities — 0.6%
AGL Resources, Inc.	10,816	520,033	520,033	—
Enagas S.A. (Spain)	16,061	451,205	451,205	—
Snam S.p.A. (Italy)	104,377	513,552	513,552	—
UGI Corp.	14,649	535,275	535,275	—

	145,903	2,020,065	2,020,065	—

Multi-Utilities — 0.7%
Consolidated Edison, Inc.	8,485	539,561	539,561	—
National Grid plc (United Kingdom)	36,300	483,604	483,604	—
PG&E Corp.	10,004	525,310	525,310	—
Public Service Enterprise Group, Inc.	11,968	498,707	498,707	—
Vectren Corp.	8,411	354,103	354,103	—

	75,168	2,401,285	2,401,285	—

Total Utilities	470,500	7,869,957	7,869,957	—

Total Long Positions of Total Return Basket Swap	6,459,998	153,333,268	153,333,268	—

Short Positions
Common Stocks
Consumer Discretionary — 10.0%
Auto Components — 0.2%
Visteon Corp. (a)	5,333	530,794	530,794	—
Distributors — 0.2%
LKQ Corp. (a)	20,759	653,078	653,078	—
Diversified Consumer Services — 0.5%
Chegg, Inc. (a)	68,877	572,368	572,368	—
Nord Anglia Education, Inc. (Hong Kong) (a)	21,596	547,243	547,243	—
Sotheby’s	12,217	511,037	511,037	—

	102,690	1,630,648	1,630,648	—

Hotels, Restaurants & Leisure — 2.5%
Accor S.A. (France)	10,298	505,264	505,264	—
Autogrill S.p.A. (Italy) (a)	60,198	543,114	543,114	—
Belmond Ltd. (Bermuda) (a)	40,888	495,154	495,154	—
Choice Hotels International, Inc.	1,100	55,726	55,726	—
ClubCorp Holdings, Inc.	25,234	588,457	588,457	—
Compass Group plc (United Kingdom)	33,395	534,551	534,551	—
Crown Resorts Ltd. (Australia)	49,049	488,668	488,668	—
Domino’s Pizza Enterprises Ltd. (Australia)	18,056	533,992	533,992	—
InterContinental Hotels Group plc (United Kingdom)	13,704	577,395	577,395	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Consumer Discretionary — continued
Hotels, Restaurants & Leisure — continued
Merlin Entertainments plc (United Kingdom)	83,809	543,808	543,808	—
MGM Resorts International (a)	25,646	503,174	503,174	—
Panera Bread Co. (a)	2,950	602,154	602,154	—
Resorttrust, Inc. (Japan)	22,700	561,387	561,387	—
Scientific Games Corp. (a)	40,549	612,290	612,290	—
Thomas Cook Group plc (United Kingdom) (a)	249,872	467,865	467,865	—
Wynn Resorts Ltd.	4,852	500,872	500,872	—

	682,300	8,113,871	8,113,871	—

Household Durables — 0.4%
Pioneer Corp. (Japan) (a)	263,200	492,697	492,697	—
Rinnai Corp. (Japan)	6,900	488,264	488,264	—
TRI Pointe Homes, Inc. (a)	28,531	422,259	422,259	—

	298,631	1,403,220	1,403,220	—

Internet & Catalog Retail — 1.4%
Amazon.com, Inc. (a)	1,282	687,344	687,344	—
Groupon, Inc. (a)	109,463	527,612	527,612	—
HomeAway, Inc. (a)	15,763	473,520	473,520	—
Netflix, Inc. (a)	6,447	736,957	736,957	—
Ocado Group plc (United Kingdom) (a)	78,862	488,925	488,925	—
Start Today Co., Ltd. (Japan)	19,000	609,392	609,392	—
TripAdvisor, Inc. (a)	6,329	502,396	502,396	—
Yoox S.p.A. (Italy) (a)	15,510	523,961	523,961	—

	252,656	4,550,107	4,550,107	—

Media — 2.1%
Altice S.A. (Luxembourg) (a)	4,329	546,747	546,747	—
Atresmedia Corp de Medios de Comunicacion S.A. (Spain)	31,757	476,421	476,421	—
Carmike Cinemas, Inc. (a)	20,995	525,925	525,925	—
Charter Communications, Inc. (a)	2,767	514,275	514,275	—
Global Eagle Entertainment, Inc. (a)	44,912	557,807	557,807	—
Liberty Broadband Corp. (a)	600	32,118	32,118	—
Live Nation Entertainment, Inc. (a)	20,220	530,168	530,168	—
Madison Square Garden Co. (The) (a)	6,374	531,592	531,592	—
Media General, Inc. (a)	30,871	489,923	489,923	—
Numericable-SFR SAS (France) (a)	10,423	568,289	568,289	—
REA Group Ltd. (Australia)	18,078	573,625	573,625	—
Regal Entertainment Group	15,000	309,000	309,000	—
Rentrak Corp. (a)	8,965	613,833	613,833	—
Telenet Group Holding N.V. (Belgium) (a)	10,157	572,917	572,917	—

	225,448	6,842,640	6,842,640	—

Multi-line Retail — 0.2%
Marui Group Co., Ltd. (Japan)	44,300	620,883	620,883	—
Specialty Retail — 1.7%
Cabela’s, Inc. (a)	11,238	499,304	499,304	—
Conn’s, Inc. (a)	14,566	502,818	502,818	—
CST Brands, Inc.	2,700	102,276	102,276	—
Dufry AG (Switzerland) (a)	4,729	656,275	656,275	—
Five Below, Inc. (a)	15,638	576,573	576,573	—
Mattress Firm Holding Corp. (a)	8,558	529,312	529,312	—
Men’s Wearhouse, Inc.	7,157	425,985	425,985	—
Restoration Hardware Holdings, Inc. (a)	5,022	509,532	509,532	—
Sally Beauty Holdings, Inc. (a)	14,572	434,100	434,100	—
Sports Direct International plc (United Kingdom) (a)	48,945	605,365	605,365	—
Urban Outfitters, Inc. (a)	16,304	531,837	531,837	—

	149,429	5,373,377	5,373,377	—

Textiles, Apparel & Luxury Goods — 0.8%
Asics Corp. (Japan)	20,000	575,301	575,301	—
Cie Financiere Richemont S.A. (Switzerland)	2,948	254,438	254,438	—
Crocs, Inc. (a)	9,600	151,008	151,008	—
Kate Spade & Co. (a)	21,914	440,909	440,909	—
lululemon athletica, Inc. (Canada) (a)	7,402	465,290	465,290	—
Salvatore Ferragamo S.p.A. (Italy)	17,719	560,056	560,056	—

	79,583	2,447,002	2,447,002	—

Total Consumer Discretionary	1,861,129	32,165,620	32,165,620	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Consumer Staples — 4.6%
Beverages — 0.6%
Anheuser-Busch InBev N.V. (Belgium)	4,243	504,898	504,898	—
Boston Beer Co., Inc. (The) (a)	1,903	419,650	419,650	—
Coca-Cola Amatil Ltd. (Australia)	78,399	531,797	531,797	—
Coca-Cola West Co., Ltd. (Japan)	30,400	612,979	612,979	—

	114,945	2,069,324	2,069,324	—

Food & Staples Retailing — 1.0%
PriceSmart, Inc.	7,260	703,567	703,567	—
Sprouts Farmers Market, Inc. (a)	19,167	469,975	469,975	—
Tesco plc (United Kingdom) (a)	161,924	545,437	545,437	—
United Natural Foods, Inc. (a)	8,632	393,015	393,015	—
Wesfarmers Ltd. (Australia)	17,016	527,986	527,986	—
Whole Foods Market, Inc.	13,480	490,672	490,672	—

	227,479	3,130,652	3,130,652	—

Food Products — 2.8%
Associated British Foods plc (United Kingdom)	11,033	555,485	555,485	—
Barry Callebaut AG (Switzerland) (a)	433	484,397	484,397	—
Boulder Brands, Inc. (a)	68,999	574,762	574,762	—
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	109	613,640	613,640	—
Chocoladefabriken Lindt & Sprungli AG (Switzerland)	9	600,745	600,745	—
Darling Ingredients, Inc. (a)	37,674	484,111	484,111	—
Diamond Foods, Inc. (a)	17,345	560,417	560,417	—
Hain Celestial Group, Inc. (The) (a)	9,025	613,519	613,519	—
Hershey Co. (The)	5,862	544,521	544,521	—
Kagome Co., Ltd. (Japan)	30,300	499,479	499,479	—
Kerry Group plc (Ireland)	6,970	529,330	529,330	—
Kikkoman Corp. (Japan)	17,000	595,312	595,312	—
Mead Johnson Nutrition Co.	6,045	534,317	534,317	—
Tate & Lyle plc (United Kingdom)	64,440	548,448	548,448	—
WhiteWave Foods Co. (The) (a)	11,414	589,191	589,191	—
Yakult Honsha Co., Ltd. (Japan)	10,200	677,339	677,339	—

	296,858	9,005,013	9,005,013	—

Personal Products — 0.2%
Beiersdorf AG (Germany)	5,959	509,291	509,291	—

Total Consumer Staples	645,241	14,714,280	14,714,280	—

Energy — 2.8%
Energy Equipment & Services — 0.4%
C&J Energy Services Ltd. (a)	37,429	361,190	361,190	—
CGG S.A. (France) (a)	98,814	495,405	495,405	—
Secure Energy Services, Inc. (Canada)	48,718	403,422	403,422	—

	184,961	1,260,017	1,260,017	—

Oil, Gas & Consumable Fuels — 2.4%
Antero Resources Corp. (a)	18,851	518,591	518,591	—
Bonanza Creek Energy, Inc. (a)	51,070	398,857	398,857	—
Cheniere Energy, Inc. (a)	7,907	545,346	545,346	—
Cobalt International Energy, Inc. (a)	57,188	440,919	440,919	—
Continental Resources, Inc. (a)	15,424	515,316	515,316	—
Gulfport Energy Corp. (a)	11,712	383,685	383,685	—
Kelt Exploration Ltd. (Canada) (a)	65,410	360,596	360,596	—
Magnum Hunter Resources	290	—	—	—
Matador Resources Co. (a)	23,620	520,348	520,348	—
MEG Energy Corp. (Canada) (a)	36,168	387,717	387,717	—
Oil Search Ltd. (Australia)	78,818	430,362	430,362	—
Ophir Energy plc (United Kingdom) (a)	223,569	406,046	406,046	—
Paramount Resources Ltd. (Canada) (a)	25,772	388,201	388,201	—
Parsley Energy, Inc. (a)	33,145	479,277	479,277	—
Rice Energy, Inc. (a)	27,504	496,447	496,447	—
RSP Permian, Inc. (a)	20,050	497,240	497,240	—
Seven Generations Energy Ltd. (Canada) (a)	2,200	24,728	24,728	—
Southwestern Energy Co. (a)	24,373	453,338	453,338	—
Tourmaline Oil Corp. (Canada) (a)	15,863	392,254	392,254	—
Trilogy Energy Corp. (Canada)	32,491	114,278	114,278	—

	771,425	7,753,546	7,753,546	—

Total Energy	956,386	9,013,563	9,013,563	—

Financials — 7.0%
Banks — 1.1%
Banca Monte dei Paschi di Siena S.p.A. (Italy) (a)	281,537	558,412	558,412	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Financials — continued
Banks — continued
Banco Comercial Portugues S.A. (Portugal) (a)	5,359,592	412,032	412,032	—
Banco Espirito Santo S.A. (Portugal) (a)	35,937	4,736	4,736	—
Bankia S.A. (Spain)	438,166	578,903	578,903	—
Credito Valtellinese SC (Italy) (a)	403,157	575,155	575,155	—
Lloyds Banking Group plc (United Kingdom)	416,647	541,346	541,346	—
Royal Bank of Scotland Group plc (United Kingdom) (a)	99,270	530,495	530,495	—
TCF Financial Corp.	3,400	55,964	55,964	—
Texas Capital Bancshares, Inc. (a)	6,146	362,245	362,245	—

	7,043,852	3,619,288	3,619,288	—

Capital Markets — 0.5%
Charles Schwab Corp. (The)	17,571	612,876	612,876	—
Matsui Securities Co., Ltd. (Japan)	57,800	529,334	529,334	—
TD Ameritrade Holding Corp.	8,800	323,224	323,224	—
Virtus Investment Partners, Inc.	1,795	216,944	216,944	—

	85,966	1,682,378	1,682,378	—

Consumer Finance — 0.3%
AEON Financial Service Co., Ltd. (Japan)	20,300	529,059	529,059	—
First Cash Financial Services, Inc. (a)	9,913	403,162	403,162	—

	30,213	932,221	932,221	—

Diversified Financial Services — 1.2%
CBOE Holdings, Inc.	8,104	502,286	502,286	—
Element Financial Corp. (Canada) (a)	41,087	622,659	622,659	—
Eurazeo S.A. (France)	8,364	543,522	543,522	—
Leucadia National Corp.	22,593	531,387	531,387	—
London Stock Exchange Group plc (United Kingdom)	14,990	611,212	611,212	—
Onex Corp. (Canada)	8,669	497,398	497,398	—
PHH Corp. (a)	20,863	520,741	520,741	—

	124,670	3,829,205	3,829,205	—

Insurance — 0.7%
Brown & Brown, Inc.	3,100	103,695	103,695	—
Endurance Specialty Holdings Ltd. (Bermuda)	7,306	507,694	507,694	—
Insurance Australia Group Ltd. (Australia)	130,708	562,737	562,737	—
Lancashire Holdings Ltd. (United Kingdom)	54,581	548,922	548,922	—
Standard Life plc (United Kingdom)	66,197	469,743	469,743	—

	261,892	2,192,791	2,192,791	—

Real Estate Management & Development — 2.5%
Aeon Mall Co., Ltd. (Japan)	29,500	554,367	554,367	—
Alexander & Baldwin, Inc.	11,565	436,579	436,579	—
Capital & Counties Properties plc (United Kingdom)	87,866	632,977	632,977	—
Deutsche Annington Immobilien SE (Germany)	22,698	707,957	707,957	—
Forest City Enterprises, Inc. (a)	21,178	494,506	494,506	—
Howard Hughes Corp. (The) (a)	3,769	512,433	512,433	—
Hulic Co., Ltd. (Japan)	62,200	615,802	615,802	—
IMMOFINANZ AG (Austria) (a)	234,658	575,474	575,474	—
Kennedy-Wilson Holdings, Inc.	23,460	594,007	594,007	—
Mitsubishi Estate Co., Ltd. (Japan)	23,000	511,276	511,276	—
Mitsui Fudosan Co., Ltd. (Japan)	18,000	512,470	512,470	—
NTT Urban Development Corp. (Japan)	48,800	479,987	479,987	—
Realogy Holdings Corp. (a)	11,409	519,338	519,338	—
Sumitomo Realty & Development Co., Ltd. (Japan)	14,000	491,274	491,274	—
Tokyu Fudosan Holdings Corp. (Japan)	67,700	511,294	511,294	—

	679,803	8,149,741	8,149,741	—

Thrifts & Mortgage Finance — 0.7%
Beneficial Bancorp, Inc. (a)	45,551	585,786	585,786	—
Hudson City Bancorp, Inc.	50,735	523,078	523,078	—
Kearny Financial Corp. (a)	52,332	583,502	583,502	—
TFS Financial Corp.	33,504	564,877	564,877	—

	182,122	2,257,243	2,257,243	—

Total Financials	8,408,518	22,662,867	22,662,867	—

Health Care — 2.9%
Health Care Equipment & Supplies — 0.7%
Endologix, Inc. (a)	3,087	44,021	44,021	—
Insulet Corp. (a)	16,558	561,151	561,151	—
Neogen Corp. (a)	11,391	662,842	662,842	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Health Care — continued
Health Care Equipment & Supplies — continued
NxStage Medical, Inc. (a)	38,388	548,181	548,181	—
Olympus Corp. (Japan)	12,900	494,412	494,412	—
Wright Medical Group, Inc. (a)	2,800	72,352	72,352	—

	85,124	2,382,959	2,382,959	—

Health Care Providers & Services — 0.3%
Centene Corp. (a)	5,166	362,292	362,292	—
Tenet Healthcare Corp. (a)	11,450	644,635	644,635	—

	16,616	1,006,927	1,006,927	—

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	21,822	315,546	315,546	—
athenahealth, Inc. (a)	4,171	583,773	583,773	—
M3, Inc. (Japan)	26,300	620,284	620,284	—
Medidata Solutions, Inc. (a)	10,594	569,957	569,957	—

	62,887	2,089,560	2,089,560	—

Life Sciences Tools & Services — 0.2%
MorphoSys AG (Germany) (a)	7,125	575,687	575,687	—
Pharmaceuticals — 1.0%
Akorn, Inc. (a)	12,928	596,110	596,110	—
BTG plc (United Kingdom) (a)	45,274	462,392	462,392	—
Nektar Therapeutics (a)	44,838	565,407	565,407	—
Pacira Pharmaceuticals, Inc. (a)	7,286	483,936	483,936	—
Relypsa, Inc. (a)	13,762	455,660	455,660	—
UCB S.A. (Belgium)	8,137	629,663	629,663	—

	132,225	3,193,168	3,193,168	—

Total Health Care	303,977	9,248,301	9,248,301	—

Industrials — 9.2%
Aerospace & Defense — 0.6%
DigitalGlobe, Inc. (a)	16,243	344,027	344,027	—
Finmeccanica S.p.A. (Italy) (a)	46,563	670,928	670,928	—
Rolls-Royce Holdings plc (United Kingdom) (a)	33,761	418,619	418,619	—
Zodiac Aerospace (France)	15,452	460,740	460,740	—

	112,019	1,894,314	1,894,314	—

Air Freight & Logistics — 0.6%
Hub Group, Inc. (a)	13,502	568,839	568,839	—
Panalpina Welttransport Holding AG (Switzerland)	3,572	444,328	444,328	—
PostNL N.V. (Netherlands) (a)	118,243	508,014	508,014	—
Yamato Holdings Co., Ltd. (Japan)	24,300	538,998	538,998	—

	159,617	2,060,179	2,060,179	—

Airlines — 0.3%
Deutsche Lufthansa AG (Germany) (a)	40,620	550,945	550,945	—
Spirit Airlines, Inc. (a)	3,900	233,298	233,298	—

	44,520	784,243	784,243	—

Building Products — 1.2%
Armstrong World Industries, Inc. (a)	9,971	583,304	583,304	—
Builders FirstSource, Inc. (a)	41,898	630,146	630,146	—
Geberit AG (Switzerland)	1,661	574,981	574,981	—
Masonite International Corp. (a)	7,221	498,754	498,754	—
NCI Building Systems, Inc. (a)	31,173	403,690	403,690	—
Nippon Sheet Glass Co., Ltd. (Japan) (a)	526,000	543,253	543,253	—
USG Corp. (a)	18,325	567,709	567,709	—

	636,249	3,801,837	3,801,837	—

Commercial Services & Supplies — 1.4%
Brambles Ltd. (Australia)	58,334	463,915	463,915	—
Clean Harbors, Inc. (a)	9,839	487,227	487,227	—
Edenred (France)	24,355	607,578	607,578	—
Interface, Inc.	24,559	637,797	637,797	—
Regus plc (Luxembourg)	160,156	702,302	702,302	—
Serco Group plc (United Kingdom)	250,202	503,648	503,648	—
Spotless Group Holdings Ltd. (Australia)	325,331	464,901	464,901	—
Stericycle, Inc. (a)	3,755	529,343	529,343	—

	856,531	4,396,711	4,396,711	—

Construction & Engineering — 0.2%
OCI N.V. (Netherlands) (a)	16,248	545,413	545,413	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Industrials — continued
Electrical Equipment — 0.1%
Franklin Electric Co., Inc.	14,156	408,542	408,542	—
Industrial Conglomerates — 0.2%
Rheinmetall AG (Germany)	10,169	553,659	553,659	—
Machinery — 2.1%
Bucher Industries AG (Switzerland)	2,008	489,168	489,168	—
Colfax Corp. (a)	10,049	383,269	383,269	—
EnPro Industries, Inc.	8,258	418,515	418,515	—
Harsco Corp.	34,824	478,482	478,482	—
IMI plc (United Kingdom)	26,343	436,480	436,480	—
KUKA AG (Germany)	6,635	568,814	568,814	—
Manitowoc Co., Inc. (The)	22,304	394,112	394,112	—
Navistar International Corp. (a)	24,568	430,923	430,923	—
Proto Labs, Inc. (a)	7,416	558,944	558,944	—
Rexnord Corp. (a)	15,755	334,006	334,006	—
Rotork plc (United Kingdom)	168,400	562,518	562,518	—
Sulzer AG (Switzerland)	4,528	464,843	464,843	—
Vallourec S.A. (France)	22,064	362,629	362,629	—
Weir Group plc (The) (United Kingdom)	19,226	461,473	461,473	—
Zardoya Otis S.A. (Spain)	44,848	492,050	492,050	—

	417,226	6,836,226	6,836,226	—

Professional Services — 1.0%
Advisory Board Co. (The) (a)	10,491	628,411	628,411	—
ALS Ltd. (Australia)	122,624	480,428	480,428	—
Bureau Veritas S.A. (France)	22,474	525,111	525,111	—
IHS, Inc. (a)	4,256	532,128	532,128	—
Intertek Group plc (United Kingdom)	12,714	485,847	485,847	—
Seek Ltd. (Australia)	51,021	563,136	563,136	—

	223,580	3,215,061	3,215,061	—

Road & Rail — 0.9%
Hertz Global Holdings, Inc. (a)	24,122	409,833	409,833	—
Kansas City Southern	6,099	604,960	604,960	—
Keikyu Corp. (Japan)	59,000	486,053	486,053	—
Keio Corp. (Japan)	62,000	516,771	516,771	—
Kintetsu Group Holdings Co., Ltd. (Japan)	150,000	534,958	534,958	—
Odakyu Electric Railway Co., Ltd. (Japan)	47,000	470,625	470,625	—

	348,221	3,023,200	3,023,200	—

Trading Companies & Distributors — 0.5%
Beacon Roofing Supply, Inc. (a)	17,649	617,715	617,715	—
Kloeckner & Co. SE (Germany)	64,518	605,260	605,260	—
MRC Global, Inc. (a)	36,131	464,283	464,283	—

	118,298	1,687,258	1,687,258	—

Transportation Infrastructure — 0.1%
Abertis Infraestructuras S.A. (Spain)	25,294	414,048	414,048	—

Total Industrials	2,982,128	29,620,691	29,620,691	—

Information Technology — 8.0%
Communications Equipment — 0.5%
Palo Alto Networks, Inc. (a)	3,155	586,294	586,294	—
Ruckus Wireless, Inc. (a)	54,954	677,583	677,583	—
ViaSat, Inc. (a)	7,969	494,078	494,078	—

	66,078	1,757,955	1,757,955	—

Electronic Equipment, Instruments & Components — 0.3%
FARO Technologies, Inc. (a)	12,049	528,830	528,830	—
Japan Display, Inc. (Japan) (a)	141,900	440,808	440,808	—

	153,949	969,638	969,638	—

Internet Software & Services — 2.8%
Benefitfocus, Inc. (a)	13,260	493,802	493,802	—
carsales.com Ltd. (Australia)	57,993	459,931	459,931	—
Cornerstone OnDemand, Inc. (a)	15,917	573,967	573,967	—
CoStar Group, Inc. (a)	2,692	541,873	541,873	—
Cvent, Inc. (a)	21,955	591,029	591,029	—
Demandware, Inc. (a)	7,708	582,416	582,416	—
Envestnet, Inc. (a)	11,778	533,426	533,426	—
GrubHub, Inc. (a)	16,331	517,856	517,856	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Information Technology — continued
Internet Software & Services — continued
Hortonworks, Inc. (a)	4,058	98,447	98,447	—
Internet Initiative Japan, Inc. (Japan)	30,000	574,656	574,656	—
Kakaku.com, Inc. (Japan)	34,500	549,227	549,227	—
LinkedIn Corp. (a)	2,905	590,470	590,470	—
Marketo, Inc. (a)	19,911	605,494	605,494	—
Pandora Media, Inc. (a)	28,243	494,817	494,817	—
Shutterstock, Inc. (a)	7,377	394,153	394,153	—
SPS Commerce, Inc. (a)	7,045	508,297	508,297	—
Twitter, Inc. (a)	15,662	485,679	485,679	—
Zillow Group, Inc. (a)	5,533	450,940	450,940	—

	302,868	9,046,480	9,046,480	—

IT Services — 0.2%
InterXion Holding N.V. (Netherlands) (a)	2,396	66,177	66,177	—
Unisys Corp. (a)	28,201	447,550	447,550	—

	30,597	513,727	513,727	—

Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc. (a)	228,475	440,957	440,957	—
AIXTRON SE (Germany) (a)	81,617	484,123	484,123	—
ASML Holding N.V. (Netherlands)	5,507	548,196	548,196	—
Cavium, Inc. (a)	8,122	550,672	550,672	—
Imagination Technologies Group plc (United Kingdom) (a)	85,988	314,558	314,558	—
SunEdison, Inc. (a)	21,185	493,187	493,187	—
SunPower Corp. (a)	16,203	437,967	437,967	—
Veeco Instruments, Inc. (a)	16,400	424,432	424,432	—

	463,497	3,694,092	3,694,092	—

Software — 2.9%
Autodesk, Inc. (a)	10,291	520,519	520,519	—
FireEye, Inc. (a)	11,919	530,276	530,276	—
Fleetmatics Group plc (Ireland) (a)	11,378	544,665	544,665	—
Fortinet, Inc. (a)	14,896	711,135	711,135	—
Glu Mobile, Inc. (a)	88,437	518,683	518,683	—
Guidewire Software, Inc. (a)	9,913	585,363	585,363	—
Imperva, Inc. (a)	8,427	553,654	553,654	—
Interactive Intelligence Group, Inc. (a)	11,680	484,253	484,253	—
NetSuite, Inc. (a)	6,566	648,983	648,983	—
Proofpoint, Inc. (a)	8,602	556,549	556,549	—
PROS Holdings, Inc. (a)	29,787	651,442	651,442	—
Qlik Technologies, Inc. (a)	15,722	636,112	636,112	—
ServiceNow, Inc. (a)	7,105	571,953	571,953	—
Splunk, Inc. (a)	7,686	537,559	537,559	—
Ultimate Software Group, Inc. (The) (a)	3,024	557,051	557,051	—
Workday, Inc. (a)	5,883	496,113	496,113	—
Zendesk, Inc. (a)	4,262	87,925	87,925	—

	255,578	9,192,235	9,192,235	—

Technology Hardware, Storage & Peripherals — 0.2%
Nimble Storage, Inc. (a)	1,900	52,478	52,478	—
Stratasys Ltd. (a)	16,700	513,191	513,191	—

	18,600	565,669	565,669	—

Total Information Technology	1,291,167	25,739,796	25,739,796	—

Materials — 4.3%
Chemicals — 0.8%
Johnson Matthey plc (United Kingdom)	11,987	545,673	545,673	—
Koninklijke DSM N.V. (Netherlands)	8,981	512,995	512,995	—
LANXESS AG (Germany)	9,611	554,469	554,469	—
LSB Industries, Inc. (a)	10,722	395,749	395,749	—
WR Grace & Co. (a)	5,376	542,600	542,600	—

	46,677	2,551,486	2,551,486	—

Construction Materials — 0.2%
Headwaters, Inc. (a)	29,110	553,381	553,381	—
Summit Materials, Inc. (a)	1,700	42,653	42,653	—

	30,810	596,034	596,034	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Materials — continued
Containers & Packaging — 0.3%
Fuji Seal International, Inc. (Japan)	16,600	513,664	513,664	—
Toyo Seikan Group Holdings Ltd. (Japan)	31,800	495,981	495,981	—

	48,400	1,009,645	1,009,645	—

Metals & Mining — 3.0%
Agnico Eagle Mines Ltd. (Canada)	17,138	379,228	379,228	—
Allegheny Technologies, Inc.	24,452	521,317	521,317	—
Alumina Ltd. (Australia)	434,469	471,599	471,599	—
Antofagasta plc (Chile)	42,195	373,618	373,618	—
Barrick Gold Corp. (Canada)	76,726	542,658	542,658	—
Carpenter Technology Corp.	13,351	501,197	501,197	—
Detour Gold Corp. (Canada) (a)	54,118	525,104	525,104	—
Eldorado Gold Corp. (Canada)	173,387	596,583	596,583	—
Franco-Nevada Corp. (Canada)	10,155	412,303	412,303	—
Fresnillo plc (Mexico)	49,360	498,727	498,727	—
Hecla Mining Co.	201,750	423,675	423,675	—
Kinross Gold Corp. (Canada) (a)	173,681	318,717	318,717	—
Lonmin plc (South Africa) (a)	113,517	92,448	92,448	—
New Gold, Inc. (Canada) (a)	174,137	384,796	384,796	—
Outokumpu OYJ (Finland) (a)	109,684	507,380	507,380	—
Pacific Metals Co., Ltd. (Japan) (a)	182,000	552,161	552,161	—
Randgold Resources Ltd. (United Kingdom)	6,723	405,470	405,470	—
Silver Wheaton Corp. (Canada)	31,635	414,108	414,108	—
Stillwater Mining Co. (a)	45,797	435,988	435,988	—
SunCoke Energy, Inc.	37,651	462,731	462,731	—
ThyssenKrupp AG (Germany)	22,766	577,189	577,189	—
Yamana Gold, Inc. (Canada)	213,934	423,664	423,664	—

	2,208,626	9,820,661	9,820,661	—

Total Materials	2,334,513	13,977,826	13,977,826	—

Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.2%
Cogent Communications Holdings, Inc.	1,595	50,705	50,705	—
Iliad S.A. (France)	2,492	591,294	591,294	—
Sunrise Communications Group AG (Switzerland) (a)	15	1,180	1,180	—

	4,102	643,179	643,179	—

Wireless Telecommunication Services — 0.6%
SBA Communications Corp. (a)	4,378	528,512	528,512	—
SoftBank Group Corp. (Japan)	8,100	449,720	449,720	—
Sprint Corp. (a)	121,945	410,955	410,955	—
United States Cellular Corp. (a)	13,052	485,796	485,796	—

	147,475	1,874,983	1,874,983	—

Total Telecommunication Services	151,577	2,518,162	2,518,162	—

Utilities — 2.4%
Electric Utilities — 0.6%
ITC Holdings Corp.	17,186	580,543	580,543	—
Kyushu Electric Power Co., Inc. (Japan) (a)	57,000	808,537	808,537	—
Shikoku Electric Power Co., Inc. (Japan)	39,100	658,423	658,423	—

	113,286	2,047,503	2,047,503	—

Gas Utilities — 0.1%
National Fuel Gas Co.	8,131	439,643	439,643	—
Independent Power & Renewable Electricity
Producers — 0.2%
Drax Group plc (United Kingdom)	120,741	562,460	562,460	—
Independent Power and Renewable Electricity
Producers — 0.5%
Calpine Corp. (a)	31,169	570,393	570,393	—
Dynegy, Inc. (a)	17,877	465,696	465,696	—
Enel Green Power S.p.A. (Italy)	234,291	486,573	486,573	—

	283,337	1,522,662	1,522,662	—

Multi-Utilities — 0.8%
Canadian Utilities Ltd. (Canada)	15,380	432,053	432,053	—
Centrica plc (United Kingdom)	127,668	531,328	531,328	—
Dominion Resources, Inc.	8,070	578,619	578,619	—
NiSource, Inc.	31,778	554,844	554,844	—

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

TOTAL RETURN BASKET SWAP POSITIONS	SHARES	NOTIONAL VALUE($)(1)	CURRENT VALUE($)(2)	VALUE($)(3)
Utilities — continued
Multi-Utilities — continued
Sempra Energy	5,329	542,386	542,386	—

	188,225	2,639,230	2,639,230	—

Water Utilities — 0.2%
Pennon Group plc (United Kingdom)	38,695	492,791	492,791	—

Total Utilities	752,415	7,704,289	7,704,289	—

Total Short Positions of Total Return Basket Swap	19,687,051	167,365,395	167,365,395	—

Total of Long and Short Positions of Total Return Basket Swap	13,227,053	14,032,127	14,032,127	—

Cash and Other Receivables/(Payables) (4)				(1,287,846)
Financing Costs				(111,915)
Net Dividends Receivable/(Payable)				110,473

Net Swap Contract, at value				$(1,289,288)

NOTES TO ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS:

(1)	Notional value represents the market value (including any fees or commissions) of the long and short positions as of the reset date.
(2)	Current value represents market value as of July 31, 2015 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(3)	Value represents the unrealized gain(loss) of the positions and was zero at July 31, 2015 as the swap resets on that day.
(4)	Cash and other receivables/(payables) includes the gains (or losses) realized when the swap resets. For swaps that reset at the reporting period end date, these receivables/(payables) are awaiting settlement with the counterparty.
(a)	Non-income producing security.
(g)	Amount rounds to less than 0.1%.

Systematic Alpha Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 11, 2012 and is currently a wholly-owned subsidiary of the Fund. Effective April 30, 2015, the Subsidiary changed its name from JPM Systematic Alpha Commodity Subsidiary Ltd. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. As of July 31, 2015, net assets of the Fund were $322,235,874 of which $44,859,454, or approximately 13.9%, represented the Subsidiary’s net assets. The net realized loss in the Subsidiary amounted to $(276,009). The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary.

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value (“NAV”) per share as of the report date. Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAVs of the Fund are calculated on a valuation date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$4,169,824	$8,590,699	$—	$12,760,523
Consumer Staples	1,152,670	—	—	1,152,670
Energy	—	1,302,214	—	1,302,214
Financials	10,951,217	1,515,981	—	12,467,198
Health Care	16,894,174	2,098,546	—	18,992,720
Industrials	7,193,435	8,374,795	—	15,568,230
Information Technology	14,078,298	3,459,194	—	17,537,492
Materials	8,010,407	4,889,685	—	12,900,092
Telecommunication Services	—	1,873,998	—	1,873,998
Utilities	7,340,433	—	—	7,340,433

Total Common Stocks	69,790,458	32,105,112	—	101,895,570

Preferred Stocks
Consumer Staples	790,367	—	—	790,367
Financials	3,044,498	—	—	3,044,498
Industrials	—	880,596	—	880,596
Materials	553,828	—	—	553,828
Utilities	1,433,334	199,380	—	1,632,714

Total Preferred Stocks	5,822,027	1,079,976	—	6,902,003

Debt Securities
Convertible Bonds
Consumer Discretionary	—	5,878,462	—	5,878,462
Energy	—	2,101,976	—	2,101,976
Financials	—	4,739,136	—	4,739,136
Health Care	—	11,216,736	—	11,216,736
Industrials	—	1,814,030	—	1,814,030
Information Technology	—	14,982,458	—	14,982,458
Materials	—	836,896	—	836,896

Total Convertible Bonds	—	41,569,694	—	41,569,694

Rights
Health Care	—	—	3,928	3,928
Telecommunication Services	—	—	8,351	8,351

Total Rights	—	—	12,279	12,279

Short-Term Investment
Investment Company	163,680,770	—	—	163,680,770

Total Investments in Securities	$239,293,255	$74,754,782	$12,279	$314,060,316

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$950,208	$—	$950,208
Futures Contracts	2,294,994	—	—	2,294,994
Swaps	—	1,530,632	—	1,530,632

Total Appreciation in Other Financial Instruments	$2,294,994	$2,480,840	$—	$4,775,834

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(895,782)	$—	$(895,782)
Futures Contracts	(1,813,313)	—	—	(1,813,313)
Swaps	—	(1,289,288)	—	(1,289,288)

Total Depreciation in Other Financial Instruments	$(1,813,313)	$(2,185,070)	$—	$(3,998,383)

There were no transfers among any levels during the period ended July 31, 2015.

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement. As of July 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Systematic Alpha Fund

ADDITIONAL INFORMATION — TOTAL RETURN BASKET SWAPS

AS OF JULY 31, 2015 (Unaudited) (continued)

(3). Total Return Basket Swaps — The Fund entered into total return basket swap agreements to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreements, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%
	Brazil — 4.3%
871	Banco Bradesco S.A., ADR	6,915
1,132	Banco do Brasil S.A.	7,207
778	Itau Unibanco Holding S.A. (Preference Shares), ADR	6,751
1,317	JBS S.A.	5,886
486	Petroleo Brasileiro S.A., ADR (a)	2,990
238	Smiles S.A.	3,812

		33,561

	China — 23.1%
685	AAC Technologies Holdings, Inc.	3,881
2,120	Air China Ltd., Class H	2,127
1,667	ANTA Sports Products Ltd.	4,273
19,721	Bank of China Ltd., Class H	10,776
1,508	BYD Electronic International Co., Ltd. (a)	1,253
12,038	China CITIC Bank Corp., Ltd., Class H (a)	8,581
10,904	China Construction Bank Corp., Class H	8,895
11,242	China Everbright Bank Co., Ltd., Class H	6,260
3,207	China Lesso Group Holdings Ltd.	2,513
3,969	China Merchants Bank Co., Ltd., Class H	10,252
6,566	China Minsheng Banking Corp., Ltd., Class H	7,382
2,756	China Southern Airlines Co., Ltd., Class H	2,724
13,074	China Telecom Corp., Ltd., Class H	7,312
5,131	CNOOC Ltd.	6,296
8,770	Geely Automobile Holdings Ltd.	3,682
10,047	GOME Electrical Appliances Holdings Ltd.	1,741
1,215	Great Wall Motor Co., Ltd., Class H	4,015
5,066	Huadian Power International Corp., Ltd., Class H	5,117
5,658	Huaneng Power International, Inc., Class H	6,856
11,602	Industrial & Commercial Bank of China Ltd., Class H	7,970
6,436	Jiangnan Group Ltd.	1,658
6,126	Lenovo Group Ltd.	6,640
60	NetEase, Inc., ADR	8,290
3,620	PICC Property & Casualty Co., Ltd., Class H	7,532
2,872	Shanghai Electric Group Co., Ltd., Class H	1,773
2,906	Shenzhen Expressway Co., Ltd., Class H	2,141
1,596	Sinopharm Group Co., Ltd., Class H	6,126
4,018	Sinotrans Ltd., Class H	2,472
1,970	Sunny Optical Technology Group Co., Ltd.	3,794
2,198	TCL Communication Technology Holdings Ltd.	1,708

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
432	Tencent Holdings Ltd.	8,039
5,978	Universal Health International Group Holding Ltd.	2,552
116	Vipshop Holdings Ltd., ADR (a)	2,257
3,154	Weichai Power Co., Ltd., Class H	4,731
884	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	1,686
5,554	Xinyi Solar Holdings Ltd.	2,392
2,800	Zhejiang Expressway Co., Ltd., Class H	3,222

		178,919

	Egypt — 0.5%
563	Commercial International Bank Egypt SAE, GDR	3,777

	Hong Kong — 5.3%
6,072	Belle International Holdings Ltd.	6,313
600	China Mobile Ltd.	7,848
2,284	China Overseas Land & Investment Ltd.	7,193
7,334	China Travel International Investment Hong Kong Ltd.	2,831
3,724	China Unicom Hong Kong Ltd.	5,227
2,654	Huabao International Holdings Ltd.	1,289
34,875	REXLot Holdings Ltd. (i)	1,422
1,840	Shenzhen International Holdings Ltd.	3,051
2,244	Sino Biopharmaceutical Ltd.	2,598
4,566	Skyworth Digital Holdings Ltd.	3,487

		41,259

	India — 7.5%
1,192	Apollo Tyres Ltd. (a)	3,760
435	Bharat Petroleum Corp., Ltd.	6,293
515	HCL Technologies Ltd.	8,019
495	Hexaware Technologies Ltd.	2,208
470	Hindustan Petroleum Corp., Ltd.	6,758
363	Housing Development Finance Corp., Ltd (m)	7,581
694	IRB Infrastructure Developers Ltd.	2,659
888	Power Finance Corp., Ltd.	3,407
744	Rural Electrification Corp., Ltd.	3,140
1,331	Sintex Industries Ltd. (a)	2,391
231	Tata Motors Ltd., ADR	6,865
198	Wockhardt Ltd.	4,837

		57,918

	Indonesia — 0.7%
15,377	Bank Negara Indonesia Persero Tbk PT	5,405

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Poland — 0.8%
388	Energa S.A.	2,092
2,311	Polskie Gornictwo Naftowe i Gazownictwo S.A.	3,851

		5,943

	Russia — 5.6%
2,212	Alrosa PAO	2,554
221	CTC Media, Inc.	415
170	Lukoil PJSC, ADR	7,004
8,934	Magnitogorsk Iron & Steel Works (a)	2,731
179	MegaFon PJSC, Reg. S, GDR	2,224
118	MMC Norilsk Nickel PJSC, ADR	1,809
360	MMC Norilsk Nickel PJSC, ADR	5,551
553	Mobile TeleSystems PJSC, ADR	4,532
827	Moscow Exchange MICEX-RTS PJSC	942
1,364	Sberbank of Russia, ADR	6,709
376	Severstal PAO, Reg. S, GDR	4,238
19	Tatneft OAO, ADR	554
133	Tatneft OAO, ADR	3,896

		43,159

	South Africa — 3.2%
220	Bidvest Group Ltd. (The)	5,343
220	Mr Price Group Ltd.	4,374
2,335	Netcare Ltd.	7,441
1,318	Steinhoff International Holdings Ltd.	7,972

		25,130

	South Korea — 20.4%
14	AMOREPACIFIC Group (m)	2,299
276	BNK Financial Group, Inc.	3,239
8	CJ CheilJedang Corp.	2,819
30	Com2uSCorp (a)	3,224
86	Coway Co., Ltd.	7,172
231	DGB Financial Group, Inc.	2,214
16	GS Home Shopping, Inc.	2,730
76	GS Retail Co., Ltd.	3,415
74	Halla Visteon Climate Control Corp.	2,295
22	Hana Tour Service, Inc.	3,250
130	Hankook Tire Co., Ltd.	4,517
46	Hansae Co., Ltd.	2,030
23	Hyosung Corp.	2,805
70	Hyundai Development Co-Engineering & Construction	4,228
35	Hyundai Elevator Co. Ltd. (a)	2,373
38	Hyundai Mobis Co., Ltd. (m)	6,898
495	Industrial Bank of Korea	5,859

SHARES	SECURITY DESCRIPTION	VALUE($)
	South Korea — continued
120	KB Financial Group, Inc.	3,771
37	KEPCO Plant Service & Engineering Co., Ltd.	3,665
95	KH Vatec Co., Ltd.	1,254
160	Kia Motors Corp.	6,013
187	Korea Electric Power Corp. (m)	8,098
17	Korea Zinc Co., Ltd.	6,984
111	KT&G Corp.	10,417
31	LG Hausys Ltd.	4,628
51	LG Innotek Co., Ltd.	3,539
496	Meritz Securities Co., Ltd.	2,477
36	NCSoft Corp.	6,787
153	Partron Co., Ltd.	1,058
8	Samsung Electronics Co., Ltd. (m)	8,437
75	Seah Besteel Corp.	2,119
10	SK C&C Co., Ltd.	2,635
45	SK Holdings Co., Ltd. (m)	8,653
206	SK Hynix, Inc.	6,515
34	SK Telecom Co., Ltd. (m)	7,331
203	Wonik IPS Co., Ltd. (a)	2,127

		157,875

	Taiwan — 16.4%
6,366	Advanced Semiconductor Engineering, Inc.	7,390
639	Asustek Computer, Inc.	5,775
761	Catcher Technology Co., Ltd.	8,390
4,921	Cathay Financial Holding Co., Ltd.	7,954
1,062	Chicony Electronics Co., Ltd.	2,756
1,334	Chipbond Technology Corp.	2,005
6,009	Compeq Manufacturing Co., Ltd.	3,962
770	Feng TAY Enterprise Co., Ltd.	4,309
4,010	Fubon Financial Holding Co., Ltd.	7,316
561	Grape King Bio Ltd.	3,773
1,703	Highwealth Construction Corp.	3,504
2,710	Hon Hai Precision Industry Co., Ltd.	7,794
11,457	Innolux Corp.	3,983
4,802	Inotera Memories, Inc. (a)	2,897
9,455	Mega Financial Holding Co., Ltd.	8,080
2,862	Pegatron Corp.	8,044
4,798	Pou Chen Corp.	6,815
1,493	Radiant Opto-Electronics Corp.	4,448
1,110	Ruentex Industries Ltd. (a)	2,325
775	Shin Zu Shing Co. Ltd.	2,025
1,435	Taiwan Paiho Ltd.	2,998

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Taiwan — continued
407	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,997
2,719	Vanguard International Semiconductor Corp.	3,192
3,686	Wan Hai Lines Ltd.	3,088
2,405	Win Semiconductors Corp.	2,573
942	Zhen Ding Technology Holding Ltd.	2,922

		127,315

	Thailand — 2.7%
1,175	Kasikornbank PCL, NVDR	5,925
12,162	Krung Thai Bank PCL, NVDR	6,040
786	PTT PCL, NVDR	7,266
3,503	Supalai PCL, NVDR	1,699

		20,930

	Turkey — 5.1%
4,074	Eregli Demir ve Celik Fabrikalari TAS	6,102
1,741	KOC Holding A.S. (m)	7,721
356	TAV Havalimanlari Holding A.S.	2,706
500	Tofas Turk Otomobil Fabrikasi A.S.	3,278
2,624	Trakya Cam Sanayi A.S.	1,941
1,856	Turk Hava Yollari AO (a) (m)	6,049
840	Turkiye Halk Bankasi A.S.	3,655
3,996	Turkiye Is Bankasi, Class C	7,771

		39,223

	United Arab Emirates — 0.4%
7,242	Air Arabia PJSC	3,157

	Total Common Stocks (Cost $751,088)	743,571

Preferred Stock — 0.4%
	Russia — 0.4%
5,057	Surgutneftegas OAO (a)	3,088

	Total Preferred Stock (Cost $4,348)	3,088

NUMBER OF RIGHTS
Rights — 0.0% (g)
	South Korea — 0.0% (g)
140	Meritz Securities Co., Ltd., expiring 08/11/15 (a) (Cost $–)	188

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.7%
	Investment Company — 1.7%
12,867	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $12,867)	12,867

	Total Investments — 98.1% (Cost $768,303)	759,714
	Other Assets in Excess of Liabilities — 1.9%	14,658

	NET ASSETS — 100.0%	$774,372

Percentages indicated are based on net assets.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	18.9%
Oil, Gas & Consumable Fuels	6.3
Semiconductors & Semiconductor Equipment	5.6
Technology Hardware, Storage & Peripherals	5.5
Electronic Equipment, Instruments & Components	4.2
Metals & Mining	4.2
Textiles, Apparel & Luxury Goods	3.8
Automobiles	3.1
Wireless Telecommunication Services	2.9
Industrial Conglomerates	2.9
Household Durables	2.5
Auto Components	2.3
Internet Software & Services	2.1
Health Care Providers & Services	2.1
Insurance	2.0
Diversified Financial Services	1.9
Airlines	1.9
IT Services	1.7
Diversified Telecommunication Services	1.7
Real Estate Management & Development	1.6
Independent Power & Renewable Electricity Producers	1.6
Building Products	1.5
Transportation Infrastructure	1.5
Tobacco	1.4
Electric Utilities	1.3
Software	1.3
Machinery	1.2
Food Products	1.1
Thrifts & Mortgage Finance	1.0
Hotels, Restaurants & Leisure	1.0
Pharmaceuticals	1.0
Others (each less than 1.0%)	7.2
Short-Term Investment	1.7

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $662,955,000 and 87.3%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,593
Aggregate gross unrealized depreciation	(89,182)

Net unrealized appreciation/depreciation	$(8,589)

Federal income tax cost of investments	$768,303

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$33,561	$—	$—	$33,561
China	10,549	168,370	—	178,919
Egypt	—	3,777	—	3,777
Hong Kong	—	39,838	1,421	41,259
India	14,883	43,035	—	57,918
Indonesia	—	5,405	—	5,405
Poland	—	5,943	—	5,943
Russia	8,980	34,179	—	43,159
South Africa	—	25,130	—	25,130
South Korea	24,764	133,111	—	157,875
Taiwan	12,086	115,229	—	127,315
Thailand	—	20,930	—	20,930
Turkey	7,990	31,233	—	39,223
United Arab Emirates	—	3,157	—	3,157

Total Common Stocks	112,813	629,337	1,421	743,571

Preferred Stocks
Russia	—	3,088	—	3,088
Right
South Korea	—	188	—	188
Short-Term Investment
Investment Company	12,867	—	—	12,867

Total Investments in Securities	$125,680	$632,613	$1,421	$759,714

There were no transfers between Levels 1 and 2 during the period ended July 31, 2015.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.0%
	Australia — 1.1%
4,224	Oil Search Ltd.	22,980

	Brazil — 8.7%
3,934	AMBEV S.A., ADR	22,345
2,792	BB Seguridade Participacoes S.A.	26,300
7,000	CCR S.A.	31,115
1,592	Cielo S.A.	20,315
1,802	Itau Unibanco Holding S.A. (Preference Shares), ADR	15,641
700	Lojas Renner S.A.	22,201
845	Marcopolo S.A.	481
1,228	Ultrapar Participacoes S.A.	25,139
1,932	WEG S.A.	10,530

		174,067

	China — 9.5%
122	Alibaba Group Holding Ltd., ADR (a)	9,528
208	Baidu, Inc., ADR (a)	35,856
11,924	CNOOC Ltd.	14,632
23,920	Geely Automobile Holdings Ltd.	10,043
850	JD.com, Inc., ADR (a)	28,066
17,485	Sun Art Retail Group Ltd.	13,310
2,770	Tencent Holdings Ltd.	51,613
1,224	Tsingtao Brewery Co., Ltd., Class H (m)	6,523
1,117	Vipshop Holdings Ltd., ADR (a)	21,778

		191,349

	Cyprus — 0.2%
1,183	Globaltrans Investment plc, Reg. S, GDR (a)	4,253

	Hong Kong — 6.6%
11,562	AIA Group Ltd.	75,203
3	Jardine Matheson Holdings Ltd.	173
359	Jardine Matheson Holdings Ltd.	19,497
8,504	Sands China Ltd.	37,529

		132,402

	India — 18.2%
282	ACC Ltd.	6,102
1,666	Ambuja Cements Ltd.	6,035
1,008	Asian Paints Ltd.	13,877
798	HDFC Bank Ltd., ADR	49,834
3,324	Housing Development Finance Corp., Ltd (m)	69,458
2,336	Infosys Ltd., ADR	39,498
7,938	ITC Ltd.	40,327
1,496	Kotak Mahindra Bank Ltd.	16,391
1,114	Lupin Ltd.	29,489

SHARES	SECURITY DESCRIPTION	VALUE($)
	India — continued
733	Mahindra & Mahindra Ltd.	15,559
1,635	Tata Consultancy Services Ltd.	64,020
528	Tata Motors Ltd., ADR	15,655

		366,245

	Indonesia — 3.3%
50,157	Astra International Tbk PT	24,630
16,790	Bank Central Asia Tbk PT	16,252
33,192	Bank Rakyat Indonesia Persero Tbk PT	24,521

		65,403

	Mexico — 1.8%
8,980	Fibra Uno Administracion S.A. de C.V. (m)	21,569
2,572	Infraestructura Energetica Nova S.A.B. de C.V. (a)	12,561
389	Mexichem S.A.B. de C.V.	1,140

		35,270

	Panama — 1.0%
262	Copa Holdings S.A., Class A	19,818

	Peru — 1.1%
172	Credicorp Ltd. (m)	22,692

	Russia — 6.2%
681	Lukoil PJSC, ADR	28,052
116	Magnit PJSC	22,878
333	Magnit PJSC, Reg. S, GDR	18,040
555	Mail.Ru Group Ltd., Reg. S, GDR (a)	10,383
4,364	Mobile Telesystems PJSC	15,872
25,229	Sberbank of Russia	29,427

		124,652

	South Africa — 17.7%
821	Aspen Pharmacare Holdings Ltd. (a)	24,036
1,737	Bidvest Group Ltd. (The)	42,182
361	Capitec Bank Holdings Ltd.	13,278
7,039	FirstRand Ltd.	30,409
600	Imperial Holdings Ltd.	8,051
9,014	Life Healthcare Group Holdings Ltd.	26,597
1,028	Mr Price Group Ltd.	20,464
2,137	MTN Group Ltd.	35,586
148	Naspers Ltd., Class N	20,693
2,021	Remgro Ltd.	41,789
4,875	Sanlam Ltd.	25,753
1,830	Shoprite Holdings Ltd.	24,279
5,405	Woolworths Holdings Ltd.	42,340

		355,457

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — 3.4%
152	Hyundai Motor Co.	19,390
612	Kia Motors Corp.	22,947
25	Samsung Electronics Co., Ltd. (m)	25,684

		68,021

	Switzerland — 1.0%
310	Luxoft Holding, Inc. (a)	19,466

	Taiwan — 7.3%
4,696	Delta Electronics, Inc.	23,100
1,648	MediaTek, Inc.	17,324
3,569	President Chain Store Corp.	25,957
16,573	Siliconware Precision Industries Co., Ltd.	18,819
2,763	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	61,094

		146,294

	Thailand — 5.4%
3,214	Advanced Info Service PCL, NVDR	22,795
4,951	Kasikornbank PCL, NVDR	24,968
1,610	Siam Cement PCL (The)	24,220
4,350	Siam Commercial Bank PCL (The) (m)	18,751
8,677	Total Access Communication PCL, NVDR	17,299

		108,033

	Turkey — 2.4%
788	Ford Otomotiv Sanayi A.S.	9,360
4,367	KOC Holding A.S. (m)	19,370
6,381	Turkiye Garanti Bankasi A.S.	18,820

		47,550

	United Kingdom — 2.1%
793	Anglo American plc	9,998
631	SABMiller plc	33,098

		43,096

	Total Common Stocks (Cost $1,829,513)	1,947,048

Preferred Stocks — 0.6%
	Brazil — 0.6%
1,049	Itau Unibanco Holding S.A.	9,171
5,960	Marcopolo S.A.	4,004

	Total Preferred Stocks (Cost $18,230)	13,175

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.9%
	Investment Company — 1.9%
37,159	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $37,159)	37,159

	Total Investments — 99.5% (Cost $1,884,902)	1,997,382
	Other Assets in Excess of Liabilities — 0.5%	9,186

	NET ASSETS — 100.0%	$2,006,568

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.0%
IT Services	7.2
Insurance	6.4
Automobiles	5.9
Internet Software & Services	5.4
Food & Staples Retailing	5.2
Semiconductors & Semiconductor Equipment	4.9
Wireless Telecommunication Services	4.6
Oil, Gas & Consumable Fuels	4.5
Industrial Conglomerates	4.1
Diversified Financial Services	3.6
Thrifts & Mortgage Finance	3.5
Multiline Retail	3.2
Beverages	3.1
Pharmaceuticals	2.7
Internet & Catalog Retail	2.5
Tobacco	2.0
Hotels, Restaurants & Leisure	1.9
Construction Materials	1.8
Transportation Infrastructure	1.6
Health Care Providers & Services	1.3
Technology Hardware, Storage & Peripherals	1.3
Electronic Equipment, Instruments & Components	1.2
Real Estate Investment Trusts (REITs)	1.1
Media	1.0
Specialty Retail	1.0
Airlines	1.0
Others (each less than 1.0%)	3.1
Short-Term Investment	1.9

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,414,254,000 and 70.8%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$342,636
Aggregate gross unrealized depreciation	(230,156)

Net unrealized appreciation/depreciation	$112,480

Federal income tax cost of investments	$1,884,902

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$22,980	$—	$22,980
Brazil	174,067	—	—	174,067
China	95,229	96,120	—	191,349
Cyprus	4,253	—	—	4,253
Hong Kong	172	132,230	—	132,402
India	169,007	197,238	—	366,245
Indonesia	—	65,403	—	65,403
Mexico	35,270	—	—	35,270
Panama	19,818	—	—	19,818
Peru	22,692	—	—	22,692
Russia	22,876	101,776	—	124,652
South Africa	13,279	342,178	—	355,457
South Korea	—	68,021	—	68,021
Switzerland	19,466	—	—	19,466
Taiwan	61,094	85,200	—	146,294
Thailand	18,750	89,283	—	108,033
Turkey	—	47,550	—	47,550
United Kingdom	—	43,096	—	43,096

Total Common Stocks	655,973	1,291,075	—	1,947,048

Preferred Stocks
Brazil	13,175	—	—	13,175
Short-Term Investment
Investment Company	37,159	—	—	37,159

Total Investments in Securities	$706,307	$1,291,075	$—	$1,997,382

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 92.2%
	Brazil — 9.7%
11	AMBEV S.A., ADR	63
4	Banco Bradesco S.A., ADR	32
8	Banco do Brasil S.A.	48
5	BB Seguridade Participacoes S.A.	47
8	CCR S.A.	37
5	Cia Energetica de Minas Gerais, ADR	15
4	Tractebel Energia S.A.	39

		281

	Chile — 1.9%
3	Banco Santander Chile, ADR	55

	China — 8.4%
101	Bank of China Ltd., Class H	55
78	China Construction Bank Corp., Class H	63
20	China Shenhua Energy Co., Ltd., Class H	38
83	Industrial & Commercial Bank of China Ltd., Class H	57
14	MGM China Holdings Ltd.	30

		243

	Hong Kong — 8.3%
4	China Mobile Ltd.	52
20	China Resources Power Holdings Co., Ltd.	51
3	Hang Seng Bank Ltd. (m)	51
14	Sands China Ltd.	62
2	VTech Holdings Ltd.	23

		239

	Hungary — 1.4%
2	OTP Bank plc	41

	Indonesia — 1.7%
9	Indo Tambangraya Megah Tbk PT	7
202	Telekomunikasi Indonesia Persero Tbk PT	44

		51

	Mexico — 2.3%
28	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	66

	Poland — 2.1%
1	Powszechny Zaklad Ubezpieczen S.A.	62

	Russia — 5.8%
1	Lukoil PJSC, ADR	51
1	MegaFon PJSC, Reg. S, GDR	18
3	MMC Norilsk Nickel PJSC, ADR	45
3	Mobile TeleSystems PJSC, ADR	27
2	Severstal PAO, Reg. S, GDR	26

		167

SHARES	SECURITY DESCRIPTION	VALUE($)
	Singapore — 1.3%
64	Hutchison Port Holdings Trust, Class U	38

	South Africa — 12.4%
7	AVI Ltd.	41
4	Barclays Africa Group Ltd. (m)	56
2	Bidvest Group Ltd. (The)	58
4	Imperial Holdings Ltd.	47
20	Life Healthcare Group Holdings Ltd.	59
16	MMI Holdings Ltd.	38
4	MTN Group Ltd.	60

		359

	South Korea — 4.9%
1	Kangwon Land, Inc.	31
1	KT&G Corp.	66
2	SK Telecom Co., Ltd., ADR	46

		143

	Taiwan — 20.7%
4	Asustek Computer, Inc.	36
21	Cheng Shin Rubber Industry Co., Ltd.	41
6	Chicony Electronics Co., Ltd.	16
13	Delta Electronics, Inc.	64
10	Far EasTone Telecommunications Co., Ltd.	23
6	MediaTek, Inc.	63
4	Novatek Microelectronics Corp.	14
6	President Chain Store Corp.	44
19	Quanta Computer, Inc.	37
11	Radiant Opto-Electronics Corp.	33
44	Siliconware Precision Industries Co., Ltd.	50
4	Simplo Technology Co., Ltd.	16
16	Taiwan Mobile Co., Ltd.	53
3	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	66
8	Tripod Technology Corp.	13
26	Vanguard International Semiconductor Corp.	30

		599

	Thailand — 4.2%
9	Advanced Info Service PCL	60
4	Siam Cement PCL (The) (m)	60

		120

	Turkey — 5.4%
6	Arcelik A.S.	29
12	Eregli Demir ve Celik Fabrikalari TAS	19
6	Tofas Turk Otomobil Fabrikasi A.S.	42
14	Turk Telekomunikasyon A.S.	34

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Turkey — continued
7	Turkcell Iletisim Hizmetleri A.S.	33

		157

	United Arab Emirates — 1.7%
12	First Gulf Bank PJSC	50

	Total Common Stocks (Cost $2,893)	2,671

Preferred Stocks — 0.7%
	Russia — 0.7%
34	Surgutneftegas OAO (Cost $24)	20

Structured Instrument — 0.9%
	China — 0.9%
	Low Exercise Call Warrant — 0.9%
5	Midea Group Co., Ltd., expiring 06/20/16 (issued through UBS AG) (a) (Cost $30)	28

NUMBER OF WARRANTS
Warrants — 2.6%
	Saudi Arabia — 2.6%
	Al Rajhi Bank,
3	expiring 8/22/2016 (Strike Price $1.00) (a)	46
1	expiring 12/31/2049 (Strike Price $1.00) (a)	9
1	Yanbu National Petrochemical, expiring 07/31/17 (Strike Price $1.00) (a)	19

	Total Warrants (Cost $61)	74

	Total Investments — 96.4% (Cost $3,008)	2,793
	Other Assets in Excess of Liabilities — 3.6%	104

	NET ASSETS — 100.0%	$2,897

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	20.2%
Wireless Telecommunication Services	13.4
Semiconductors & Semiconductor Equipment	9.2
Insurance	5.3
Hotels, Restaurants & Leisure	4.4
Oil, Gas & Consumable Fuels	4.1
Electronic Equipment, Instruments & Components	3.3
Independent Power & Renewable Electricity Producers	3.2
Metals & Mining	3.2
Technology Hardware, Storage & Peripherals	3.2
Construction Materials	2.8
Diversified Telecommunication Services	2.8
Transportation Infrastructure	2.7
Tobacco	2.4
Household Products	2.3
Beverages	2.2
Health Care Providers & Services	2.1
Industrial Conglomerates	2.1
Distributors	1.7
Food & Staples Retailing	1.6
Automobiles	1.5
Food Products	1.5
Auto Components	1.5
Household Durables	1.0
Capital Markets	1.0
Others (each less than 1.0%)	1.3

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,130,000 and 76.3%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91
Aggregate gross unrealized depreciation	(306)

Net unrealized appreciation/depreciation	$(215)

Federal income tax cost of investments	$3,008

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$281	$—	$—	$281
Chile	55	—	—	55
China	—	243	—	243
Hong Kong	—	239	—	239
Hungary	—	41	—	41
Indonesia	—	51	—	51
Mexico	66	—	—	66
Poland	62	—	—	62

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Russia	45	122	—	167
Singapore	—	38	—	38
South Africa	38	321	—	359
South Korea	112	31	—	143
Taiwan	89	510	—	599
Thailand	60	60	—	120
Turkey	63	94	—	157
United Arab Emirates	—	50	—	50

Total Common Stocks	871	1,800	—	2,671

Preferred Stocks
Russia	—	20	—	20
Structured Instrument
China	—	28	—	28
Warrants
Saudi Arabia	—	74	—	74

Total Investments in Securities	$871	$1,922	$—	$2,793

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — 64.6%
		Brazil — 6.3%
BRL	26,000	Brazil Letras do Tesouro Nacional, Zero Coupon, 01/01/18	5,666
		Brazil Notas do Tesouro Nacional Series F,
BRL	30,170	10.000%, 01/01/21	7,975
BRL	5,031	10.000%, 01/01/23	1,291
BRL	10,260	10.000%, 01/01/25	2,569

			17,501

		Colombia — 4.6%
		Republic of Colombia,
COP	25,120,000	6.000%, 04/28/28	7,463
COP	14,060,000	7.750%, 09/18/30	4,757
COP	1,290,000	9.850%, 06/28/27	549

			12,769

		Hungary — 3.0%
		Republic of Hungary,
HUF	310,010	3.000%, 06/26/24	1,043
HUF	1,278,290	5.500%, 06/24/25	5,222
HUF	157,920	7.000%, 06/24/22	688
HUF	330,600	7.500%, 11/12/20	1,440

			8,393

		Indonesia — 8.2%
		Republic of Indonesia,
IDR	12,602,000	6.625%, 05/15/33	744
IDR	45,000,000	8.250%, 03/11/18	3,342
IDR	32,000,000	8.250%, 05/15/36	2,230
IDR	75,010,000	8.375%, 03/15/24	5,462
IDR	70,270,000	8.375%, 03/15/34	4,961
IDR	57,768,000	9.000%, 03/15/29	4,343
IDR	14,225,000	9.500%, 07/15/31	1,107
IDR	6,600,000	10.500%, 08/15/30	554

			22,743

		Kenya — 0.2%
	600	Citigroup, Inc., CLN, 12.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/15/32; credit rating B) (i)	453

		Malaysia — 4.5%
		Malaysia Government Bond,
MYR	7,600	3.480%, 03/15/23	1,908
MYR	10,200	3.492%, 03/31/20	2,645
MYR	5,900	3.844%, 04/15/33	1,436
MYR	8,660	3.892%, 03/15/27	2,186
MYR	7,600	4.048%, 09/30/21	1,992

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Malaysia — continued
MYR	3,600	4.160%, 07/15/21	960
MYR	5,800	4.181%, 07/15/24	1,517

			12,644

		Mexico — 4.1%
		United Mexican States,
MXN	2,849	4.000%, 11/15/40	192
MXN	15,000	7.500%, 06/03/27	1,027
MXN	45,100	7.750%, 11/13/42	3,168
MXN	73,550	8.500%, 05/31/29	5,457
MXN	9,050	8.500%, 11/18/38	682
MXN	12,300	10.000%, 12/05/24	979

			11,505

		Nigeria — 0.2%
NGN	158,925	Nigeria Government Bond, 10.000%, 07/23/30	568

		Peru — 2.4%
		Republic of Peru,
PEN	4,250	5.700%, 08/12/24, GDN (e)	1,251
PEN	3,691	Reg. S, 6.900%, 08/12/37, GDN	1,122
PEN	14,346	Reg. S, 6.950%, 08/12/31, GDN	4,423

			6,796

		Philippines — 0.1%
PHP	10,000	Republic of Philippines, 3.900%, 11/26/22	215

		Poland — 4.2%
		Republic of Poland,
PLN	30,490	3.250%, 07/25/25	8,290
PLN	3,400	5.250%, 10/25/20	1,023
PLN	6,876	5.750%, 04/25/29	2,352

			11,665

		Romania — 1.9%
		Republic of Romania,
RON	1,020	4.750%, 02/24/25	273
RON	3,750	5.750%, 04/29/20	1,051
RON	1,230	5.850%, 04/26/23	349
RON	14,030	5.900%, 07/26/17	3,767

			5,440

		Russia — 4.6%
		Russian Federation,
RUB	256,274	6.700%, 05/15/19	3,658
RUB	70,000	6.800%, 12/11/19	987
RUB	27,100	7.000%, 01/25/23	362
RUB	111,899	7.000%, 08/16/23	1,473

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Russia — continued
RUB	26,760	7.500%, 02/27/19	394
RUB	72,400	7.600%, 04/14/21	1,029
RUB	256,700	7.600%, 07/20/22	3,565
RUB	80,000	VAR, 11.120%, 01/29/20	1,324

			12,792

		South Africa — 5.1%
		Republic of South Africa,
ZAR	33,300	6.250%, 03/31/36	2,004
ZAR	82,214	7.000%, 02/28/31	5,589
ZAR	84,025	8.750%, 02/28/48	6,552

			14,145

		Thailand — 6.2%
		Thailand Government Bond,
THB	62,700	3.580%, 12/17/27	1,851
THB	113,150	3.625%, 06/16/23	3,410
THB	160,070	3.650%, 12/17/21	4,842
THB	156,500	3.850%, 12/12/25	4,844
THB	31,498	4.875%, 06/22/29	1,054
THB	21,395	Reg. S, 1.200%, 07/14/21	584
THB	23,794	Reg. S, 1.250%, 03/12/28	603

			17,188

		Turkey — 9.0%
		Republic of Turkey,
TRY	4,690	7.100%, 03/08/23	1,484
TRY	6,400	7.400%, 02/05/20	2,137
TRY	2,414	8.000%, 03/12/25	794
TRY	7,900	8.200%, 11/16/16	2,789
TRY	14,550	8.500%, 07/10/19	5,075
TRY	4,028	8.500%, 09/14/22	1,384
TRY	910	8.800%, 09/27/23	317
TRY	11,392	9.000%, 03/08/17	4,060
TRY	6,100	9.000%, 07/24/24	2,147
TRY	4,440	9.500%, 01/12/22	1,601
TRY	1,230	10.400%, 03/20/24	471
TRY	7,194	10.500%, 01/15/20	2,699

			24,958

		Total Foreign Government Securities (Cost $212,450)	179,775

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investment — 34.4%
	Investment Company — 34.4%
95,595	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $95,595)	95,595

	Total Investments — 99.0% (Cost $308,045)	275,370
	Other Assets in Excess of Liabilities — 1.0% (c)	2,891

	NET ASSETS — 100.0%	$278,261

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
107	90-Day EURODollar	03/14/16	USD	26,564	24
	Short Futures Outstanding
(107)	90-Day EURODollar	03/13/17	USD	(26,361)	(18)

					6

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
2,530	EUR
11,169	for RON	Standard Chartered Bank	10/20/15	2,781	#	2,782	#	1
39,827	BRL	Deutsche Bank AG†	10/20/15	12,111		11,323		(788)
1,816,423	CLP	Goldman Sachs International†	09/15/15	2,854		2,683		(171)
228,727	CLP	Standard Chartered Bank†	10/20/15	350		337		(13)
14,979,237	COP	Credit Suisse International†	09/15/15	5,445		5,190		(255)
17,949,942	COP	Deutsche Bank AG†	10/20/15	6,602		6,200		(402)
1,190,957	COP	HSBC Bank, N.A.†	10/20/15	448		411		(37)
3,590	GBP	BNP Paribas	09/15/15	5,604		5,605		1
1,823	GBP	Merrill Lynch International	09/15/15	2,825		2,847		22
1,831	GBP	Royal Bank of Canada	09/15/15	2,835		2,858		23
240,612	HUF	Credit Suisse International	10/20/15	855		859		4
795,131	HUF	Deutsche Bank AG	10/20/15	2,800		2,840		40
501,628	HUF	Merrill Lynch International	10/20/15	1,790		1,791		1
1,217,034	HUF	Standard Chartered Bank	10/20/15	4,212		4,346		134
112,977,918	IDR	Credit Suisse International†	10/20/15	8,286		8,176		(110)
9,058,462	IDR	HSBC Bank, N.A.†	10/20/15	655		655		— (h)
11,300	ILS	Goldman Sachs International	09/16/15	2,990		2,995		5
177,937	MXN	Citibank, N.A.	09/15/15	11,419		11,007		(412)
91,079	MXN	TD Bank Financial Group	09/15/15	5,593		5,634		41
81,104	MXN	HSBC Bank, N.A.	10/20/15	5,029		5,003		(26)
172,523	MXN	Standard Chartered Bank	10/20/15	10,792		10,643		(149)
26,611	MXN	Union Bank of Switzerland AG	10/20/15	1,681		1,642		(39)
57,887	MYR	Deutsche Bank AG†	10/20/15	14,997		14,929		(68)
50,471	PHP	Deutsche Bank AG†	10/20/15	1,109		1,098		(11)
4,285	PLN	Societe Generale	10/20/15	1,145		1,133		(12)
63,642	PLN	Standard Chartered Bank	10/20/15	16,530		16,834		304
3,636	RON	Barclays Bank plc	10/20/15	888		905		17
3,121	RON	Deutsche Bank AG	10/20/15	771		777		6
142,789	RUB	Credit Suisse International†	10/20/15	2,390		2,266		(124)
3,878	SGD	BNP Paribas	09/15/15	2,842		2,823		(19)
3,848	SGD	Societe Generale	10/20/15	2,819		2,799		(20)
323,758	THB	HSBC Bank, N.A.	10/20/15	9,485		9,163		(322)
26,397	THB	Standard Chartered Bank	10/20/15	745		747		2
3,317	TRY	Deutsche Bank AG	10/20/15	1,179		1,171		(8)
4,772	TRY	Standard Chartered Bank	10/20/15	1,727		1,684		(43)

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
71,547	ZAR	Credit Suisse International	09/15/15	5,670	5,613	(57)
71,746	ZAR	HSBC Bank, N.A.	09/15/15	5,686	5,628	(58)
113,716	ZAR	Deutsche Bank AG	10/20/15	9,068	8,865	(203)
103,200	ZAR	Standard Chartered Bank	10/20/15	8,128	8,046	(82)
				183,136	180,308	(2,828)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at July 31, 2015 of the currency being sold, and the value at July 31, 2015 is the U.S. dollar market value of the currency being purchased.

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,430	AUD	Goldman Sachs International	09/15/15	5,727	5,417	310
9,360	BRL	HSBC Bank, N.A.†	09/15/15	2,756	2,692	64
6,074	BRL	Credit Suisse International†	10/20/15	1,861	1,727	134
7,296	CAD	TD Bank Financial Group	09/15/15	5,593	5,577	16
1,816,423	CLP	Credit Suisse International†	09/15/15	2,821	2,683	138
7,434,506	COP	Goldman Sachs International†	09/15/15	2,890	2,576	314
15,534,939	COP	HSBC Bank, N.A.†	09/15/15	5,706	5,382	324
2,969,549	COP	Credit Suisse International†	10/20/15	1,101	1,026	75
3,222,572	COP	Goldman Sachs International†	10/20/15	1,116	1,113	3
186,700	HUF	Standard Chartered Bank	10/20/15	657	666	(9)
109,634	HUF	Westpac Banking Corp.	10/20/15	383	392	(9)
32,386,748	IDR	Credit Suisse International†	10/20/15	2,382	2,343	39
34,831,411	IDR	Standard Chartered Bank†	10/20/15	2,550	2,521	29
11,300	ILS	Royal Bank of Canada	09/16/15	2,954	2,996	(42)
88,368	MXN	HSBC Bank, N.A.	09/15/15	5,689	5,466	223
16,265	MXN	Goldman Sachs International	10/20/15	1,020	1,004	16
1,826	MYR	Deutsche Bank AG†	10/20/15	469	471	(2)
8,789	PEN	Deutsche Bank AG†	10/20/15	2,717	2,721	(4)
24,344	PEN	Goldman Sachs International†	10/20/15	7,546	7,538	8
129,817	PHP	Standard Chartered Bank†	09/15/15	2,854	2,833	21
21,010	PLN	BNP Paribas	09/15/15	5,571	5,563	8
4,494	PLN	Credit Suisse International	10/20/15	1,187	1,189	(2)
14,277	PLN	Deutsche Bank AG	10/20/15	3,776	3,776	— (h)
111,084	RUB	Credit Suisse International†	10/20/15	1,869	1,763	106
62,255	RUB	Deutsche Bank AG†	10/20/15	994	988	6
3,915	SGD	BNP Paribas	09/15/15	2,880	2,850	30
3,932	SGD	HSBC Bank, N.A.	09/15/15	2,863	2,863	— (h)
7,796	SGD	Standard Chartered Bank	09/15/15	5,709	5,675	34
3,848	SGD	TD Bank Financial Group	10/20/15	2,839	2,799	40

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
140,040	THB	Deutsche Bank AG	10/20/15	3,984	3,963	21
49,579	THB	Standard Chartered Bank	10/20/15	1,427	1,403	24
1,663	TRY	Standard Chartered Bank	10/20/15	615	587	28
71,746	ZAR	Barclays Bank plc	09/15/15	5,719	5,629	90
36,072	ZAR	BNP Paribas	09/15/15	2,871	2,830	41
71,547	ZAR	Citibank, N.A.	09/15/15	5,629	5,613	16
35,669	ZAR	HSBC Bank, N.A.	09/15/15	2,897	2,798	99
4,580	ZAR	Credit Suisse International	10/20/15	358	357	1
6,058	ZAR	Goldman Sachs International	10/20/15	473	472	1
6,890	ZAR	Merrill Lynch International	10/20/15	546	537	9
6,153	ZAR	Royal Bank of Canada	10/20/15	476	479	(3)
23,157	ZAR	State Street Corp.	10/20/15	1,828	1,806	22
				113,303	111,084	2,219

Interest Rate Swaps

(Amounts in thousands)

	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Bank of America N.A.	1 month TIIE monthly	4.900% monthly	07/28/17	MXN 105,000	8
Bank of America N.A.	Brazilian CDI at maturity	12.800% at maturity	01/02/18	BRL 19,300	(11)
Bank of America N.A.	Brazilian CDI at maturity	12.240% at maturity	01/04/21	BRL 12,000	(34)
Bank of America N.A.	3 month JIBAR quarterly	7.970% quarterly	05/14/24	ZAR 20,000	(14)
Bank of America N.A.	6 month BUBOR annually	1.550% semi-annually	06/04/25	HUF 250,000	— (h)
Bank of America N.A.	6 month WIBOR semi-annually	2.745% annually	06/05/25	PLN 6,200	12
Bank of America N.A.	3 month JIBAR quarterly	7.985% quarterly	07/17/25	ZAR 98,000	(141)
Citibank, N.A.	3 month WIBOR quarterly	1.960% annually	05/18/17	PLN 53,100	15
Citibank, N.A.	Brazilian CDI at maturity	13.025% at maturity	01/02/18	BRL 20,000	15
Citibank, N.A.	3 month JIBAR quarterly	6.030% quarterly	03/15/18	ZAR 37,500	(84)
Citibank, N.A.	6 month WIBOR semi-annually	3.660% annually	09/26/18	PLN 9,500	193
Citibank, N.A.	3 month KLIBOR quarterly	4.295% quarterly	09/24/23	MYR 5,880	(25)
Citibank, N.A.	6 month THBFIX semi-annually	3.870% semi-annually	09/26/23	THB 65,000	221
Citibank, N.A.	6 month BUBOR annually	1.540% semi-annually	06/05/25	HUF 239,400	(15)
Citibank, N.A.	6 month WIBOR semi-annually	2.833% annually	06/05/25	PLN 6,100	18
Citibank, N.A.	1 month TIIE monthly	6.310% monthly	07/08/25	MXN 123,000	39
Deutsche Bank AG (New York)	Brazilian CDI at maturity	12.530% at maturity	01/04/21	BRL 5,100	(1)
Deutsche Bank AG (New York)	3 month JIBAR quarterly	7.865% quarterly	09/23/23	ZAR 21,000	(22)

					174

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AUD	—	Australian Dollar
BRL	—	Brazilian Real
BUBOR	—	Budapest Interbank Offered Rate
CAD	—	Canadian Dollar
CDI	—	Certificado de Deposito Interbancario
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of July 31, 2015. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CLP	—	Chilean Peso
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
GDN	—	Global Depository Note
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
JIBAR	—	Johannesburg Interbank Agreed Rate
KLIBOR	—	Kuala Lumpur Interbank Offered Rate
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigeria Naira
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
RON	—	Romanian Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
THBFIX	—	Thai Baht Interest Rate Fixing
TIIE	—	Tasa de Interés Interbancaria de Equilibrio
TRY	—	Turkish Lira
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2015.
WIBOR	—	Warsaw Interbank Offered Rate
ZAR	—	South African Rand

(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(h)	—	Amount rounds to less than one thousand.
(i)	—	Security has been deemed illiquid and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(r)	—	Rates shown are per annum and payments are as described.
†	—	Non-deliverable forward.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4
Aggregate gross unrealized depreciation	(32,679)

Net unrealized appreciation/depreciation	$(32,675)

Federal income tax cost of investments	$308,045

A. Valuation of Investments — The valuation of the investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset value (“NAV”) per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Foreign Government Securities	$—	179,322	453	$179,775
Short-Term Investment
Investment Company	95,595	—	—	95,595

Total Investments in Securities	$95,595	179,322	453	$275,370

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$2,891	$—	$2,891
Futures Contracts	24	—	—	24
Interest Rate Swaps	$—	$521	$—	$521

Total Appreciation in Other Financial Instruments	$24	$3,412	$—	$3,436

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange
Contracts	$—	$(3,500)	$—	$(3,500)
Futures Contracts	(18)	—	—	(18)
Interest Rate Swaps	$—	$(347)	$—	$(347)

Total Depreciation in Other Financial Instruments	$(18)	$(3,847)	$—	$(3,865)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2015.

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

JPMorgan Emerging Markets Local Currency Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of July 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(3). Swaps — The Fund engages in various swap transactions, including interest rate swaps, to manage credit and interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts are subject to master netting arrangements.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 5.4%
	United States — 5.4%
	ACE Securities Corp. Home Equity Loan Trust,
499,674	Series 2003-NC1, Class M1, VAR, 1.361%, 07/25/33	475,496
169,342	Series 2005-HE7, Class A1B2, VAR, 0.787%, 11/25/35	162,855
	Ameriquest Mortgage Securities, Inc.,
360,947	Series 2003-10, Class M1, VAR, 1.237%, 12/25/33	335,558
360,421	Series 2003-10, Class M2, VAR, 2.737%, 12/25/33	347,439
582,852	Series 2004-FR1W, Class A6, VAR, 4.708%, 05/25/34	583,381
238,336	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-11, Class M3, VAR, 2.977%, 12/25/33	221,346
497,211	Amortizing Residential Collateral Trust, Series 2004-1, Class M5, VAR, 2.066%, 10/25/34	459,244
982,962	Argent Securities, Inc., Series 2004-W4, Class A, VAR, 0.707%, 03/25/34	908,185
209,626	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M2, VAR, 2.767%, 01/25/34	201,134
	Bear Stearns Asset Backed Securities Trust,
738,936	Series 2004-1, Class M1, VAR, 1.166%, 06/25/34	700,788
237,684	Series 2004-2, Class M1, VAR, 1.387%, 08/25/34	215,667
	Countrywide Asset-Backed Certificates,
69,375	Series 2002-3, Class M1, VAR, 1.316%, 03/25/32	67,972
72,665	Series 2002-4, Class M1, VAR, 1.316%, 12/25/32	66,839
714,315	Series 2003-BC4, Class M2, VAR, 1.541%, 06/25/33	693,545
441,552	Series 2003-BC6, Class M2, VAR, 1.915%, 10/25/33	401,582
166,596	Series 2004-2, Class M1, VAR, 0.941%, 05/25/34	158,117
722,897	Series 2004-3, Class M1, VAR, 0.941%, 06/25/34	688,461
112,878	Series 2004-6, Class M2, VAR, 1.166%, 10/25/34	106,032
831,004	Series 2005-AB3, Class 1A1, VAR, 0.441%, 02/25/36	729,364
	Credit-Based Asset Servicing and Securitization LLC,
720,121	Series 2004-CB5, Class M1, VAR, 1.105%, 01/25/34	671,050
204,040	Series 2005-CB1, Class M2, VAR, 1.282%, 01/25/35	182,974
348,836	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M1, VAR, 0.941%, 03/25/34	332,818
476,374	Equity One Mortgage Pass-Through Trust, Series 2003-4, Class M1, SUB, 5.146%, 10/25/34	464,152
690,019	First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A1, VAR, 0.491%, 11/25/35	610,442
	Fremont Home Loan Trust,
75,656	Series 2003-B, Class M2, VAR, 2.621%, 12/25/33	73,990
25,217	Series 2005-D, Class 2A3, VAR, 0.441%, 11/25/35	25,015
	GSAMP Trust,
536,596	Series 2004-AR1, Class M1, VAR, 1.166%, 06/25/34	510,798
482,513	Series 2006-HE3, Class A2C, VAR, 0.351%, 05/25/46	430,454
474,642	Home Equity Asset Trust, Series 2004-7, Class M1, VAR, 1.121%, 01/25/35	449,351
354,090	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M3, VAR, 1.387%, 11/25/34	329,364
738,016	Long Beach Mortgage Loan Trust, Series 2004-3, Class M4, VAR, 1.803%, 07/25/34	687,138
	Mastr Asset Backed Securities Trust,
218,853	Series 2003-NC1, Class M5, VAR, 5.066%, 04/25/33	207,862
1,070,108	Series 2004-WMC2, Class M1, VAR, 1.091%, 04/25/34	998,649
	Morgan Stanley ABS Capital I, Inc. Trust,
356,783	Series 2003-HE2, Class M2, VAR, 2.662%, 08/25/33	342,904
1,000,000	Series 2004-HE6, Class M1, VAR, 1.015%, 08/25/34	952,570
41,141	Series 2004-HE8, Class M3, VAR, 1.316%, 09/25/34	38,349
514,513	Series 2004-NC5, Class M1, VAR, 1.091%, 05/25/34	469,778
76,496	Series 2005-HE1, Class M3, VAR, 0.970%, 12/25/34	63,716

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
340,325	NovaStar Mortgage Funding Trust, Series 2003-2, Class M3, VAR, 3.566%, 09/25/33	301,552
	Option One Mortgage Loan Trust,
853,081	Series 2004-1, Class M1, VAR, 1.091%, 01/25/34	793,527
61,095	Series 2004-3, Class M2, VAR, 1.046%, 11/25/34	56,503
	RAMP Trust,
151,275	Series 2005-EFC4, Class M2, VAR, 0.631%, 09/25/35	147,801
831,232	Series 2006-EFC2, Class A3, VAR, 0.351%, 12/25/36	797,926
231,901	RASC Trust, Series 2001-KS2, Class AI5, SUB, 7.514%, 06/25/31	240,828
	Renaissance Home Equity Loan Trust,
617,876	Series 2003-2, Class A, VAR, 1.067%, 08/25/33	580,351
426,689	Series 2003-2, Class M1, VAR, 1.425%, 08/25/33	392,197
286,863	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	291,081
	Saxon Asset Securities Trust,
528,058	Series 2003-3, Class M1, VAR, 1.162%, 12/25/33	496,901
431,990	Series 2006-2, Class A3C, VAR, 0.340%, 09/25/36	399,232
759,066	Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP2, Class M1, VAR, 1.166%, 08/25/34	704,744
	Structured Asset Investment Loan Trust,
523,575	Series 2003-BC11, Class M1, VAR, 1.166%, 10/25/33	505,562
526,595	Series 2004-6, Class A3, VAR, 0.990%, 07/25/34	496,064
558,853	Series 2004-7, Class M2, VAR, 1.316%, 08/25/34	486,384
108,666	Series 2004-BNC1, Class A5, VAR, 1.431%, 09/25/34	103,350
624,179	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, VAR, 0.361%, 12/25/36	542,231
	Wells Fargo Home Equity Asset-Backed Securities Trust,
86,774	Series 2004-2, Class M6, VAR, 2.071%, 10/25/34	84,941
97,463	Series 2004-2, Class M8A, VAR, 3.191%, 10/25/34 (e)	91,260

	Total Asset-Backed Securities (Cost $22,817,729)	22,876,814

Collateralized Mortgage Obligations — 4.8%
	Non-Agency CMO — 4.8%
	United States — 4.8%
	Alternative Loan Trust
34,366	Series 2004-4CB, Class 1A1, 4.250%, 04/25/34	34,603
149,351	Series 2004-24CB, Class 1A1, 6.000%, 11/25/34	151,904
196,877	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	199,862
168,109	Series 2005-11CB, Class 2A1, 5.500%, 06/25/35	168,473
38,641	Series 2005-19CB, Class A2, IF, 16.521%, 06/25/35 (u)	49,432
156,375	Banc of America Funding Trust, Series 2005-6, Class 1A2, 5.500%, 10/25/35	149,720
	Bear Stearns ALT-A Trust
301,907	Series 2005-4, Class 23A2, VAR, 2.534%, 05/25/35	298,167
386,068	Series 2005-7, Class 12A3, VAR, 0.871%, 08/25/35	354,164
320,384	Bear Stearns ARM Trust, Series 2005-5, Class A2, VAR, 2.260%, 08/25/35	321,776
	Chase Mortgage Finance Trust
199,127	Series 2005-S1, Class 1A9, 5.500%, 05/25/35	200,761
419,965	Series 2006-S4, Class A5, 6.000%, 12/25/36	379,744
245,385	Series 2007-A1, Class A1, VAR, 2.580%, 02/25/37	248,899
325,455	Series 2007-A1, Class 8A1, VAR, 2.496%, 02/25/37	328,302
395,341	Series 2007-A2, Class 2A1, VAR, 2.515%, 07/25/37	398,405
	CHL Mortgage Pass-Through Trust
167,754	Series 2004-9, Class A7, 5.250%, 06/25/34	172,823
538,919	Series 2004-25, Class 2A1, VAR, 0.531%, 02/25/35	470,644
337,315	Series 2004-HYB7, Class 1A2, VAR, 2.513%, 11/20/34	332,931

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
397,986	Series 2006-21, Class A14, 6.000%, 02/25/37	380,097
457,514	Series 2007-10, Class A4, 5.500%, 07/25/37	397,670
330,478	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 2.510%, 10/25/35	326,616
	Citigroup Mortgage Loan Trust, Inc.
382,113	Series 2005-4, Class A, VAR, 3.866%, 08/25/35	376,631
469,887	Series 2005-6, Class A1, VAR, 2.230%, 09/25/35	470,785
123,538	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-25, Class 2A1, 4.500%, 10/25/18	123,067
	GSR Mortgage Loan Trust
182,647	Series 2004-11, Class 2A2, VAR, 2.721%, 09/25/34	179,943
417,588	Series 2005-AR6, Class 1A1, VAR, 2.713%, 09/25/35	421,044
159,257	Series 2005-AR6, Class 4A5, VAR, 2.738%, 09/25/35	160,408
	Impac CMB Trust
171,150	Series 2004-6, Class 1A2, VAR, 0.970%, 10/25/34	160,000
469,182	Series 2007-A, Class M1, VAR, 0.591%, 05/25/37 (e)	442,138
	JP Morgan Mortgage Trust
247,447	Series 2005-A5, Class 2A2, VAR, 2.704%, 08/25/35	247,914
485,049	Series 2005-A8, Class 2A3, VAR, 2.351%, 11/25/35	458,413
303,805	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.667%, 04/21/34	305,783
	MASTR Alternative Loan Trust
265,020	Series 2004-6, Class 8A1, 5.500%, 07/25/34	274,699
271,638	Series 2005-1, Class 1A1, 5.500%, 02/25/35	290,356
	Merrill Lynch Mortgage Investors Trust
143,310	Series 2003-A4, Class 3A, VAR, 2.933%, 05/25/33	138,258
162,064	Series 2005-1, Class 2A1, VAR, 2.130%, 04/25/35	156,697
125,952	Series 2005-A2, Class A3, VAR, 2.460%, 02/25/35	121,490
300,000	Series 2005-A5, Class A3, VAR, 2.571%, 06/25/35	288,446
	Morgan Stanley Mortgage Loan Trust
301,769	Series 2004-5AR, Class 4A, VAR, 2.649%, 07/25/34	289,105
557,685	Series 2004-11AR, Class 1A2A, VAR, 0.501%, 01/25/35	525,357
887	Prudential Home Mortgage Securities Co., Inc. (The), Series 1988-1, Class A, VAR, 2.477%, 04/25/18	894
162,863	RALI Trust, Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	154,519
73,670	Residential Asset Securitization Trust, Series 2004-A3, Class A1, 4.500%, 06/25/34	74,531
	RFMSI Trust
59,345	Series 2003-S15, Class A1, 4.500%, 08/25/18	60,281
74,271	Series 2003-S16, Class A2, 4.500%, 09/25/18	74,504
178,739	Series 2003-S20, Class 2A1, 4.750%, 12/25/18	180,946
	WaMu Mortgage Pass-Through Certificates Trust
72,496	Series 2003-S8, Class A2, 5.000%, 09/25/18	73,567
153,079	Series 2004-CB2, Class 5A, 5.000%, 07/25/19	155,890
259,685	Series 2005-AR3, Class A1, VAR, 2.440%, 03/25/35	257,864
276,487	Series 2005-AR7, Class A3, VAR, 2.475%, 08/25/35	275,665
500,000	Series 2005-AR10, Class 1A3, VAR, 2.401%, 09/25/35	480,766
642,390	Series 2005-AR14, Class 1A4, VAR, 2.346%, 12/25/35	619,281
163,797	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-MS3, Class 2A2, 4.500%, 03/25/18	163,356
	Wells Fargo Mortgage-Backed Securities Trust
384,024	Series 2003-H, Class A1, VAR, 2.630%, 09/25/33	388,370
141,490	Series 2003-K, Class 1A1, VAR, 2.492%, 11/25/33	142,043
461,711	Series 2003-M, Class A1, VAR, 2.615%, 12/25/33	462,184
274,025	Series 2004-H, Class A1, VAR, 2.739%, 06/25/34	275,614
160,765	Series 2004-K, Class 1A2, VAR, 2.741%, 07/25/34	161,103

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
141,310	Series 2004-N, Class A7, VAR, 2.728%, 08/25/34	141,217
237,294	Series 2004-Z, Class 2A2, VAR, 2.615%, 12/25/34	237,196
936,395	Series 2004-CC, Class A1, VAR, 2.616%, 01/25/35	945,492
136,801	Series 2004-EE, Class 2A2, VAR, 2.701%, 12/25/34	139,088
349,345	Series 2005-AR1, Class 1A1, VAR, 2.617%, 02/25/35	351,331
541,646	Series 2005-AR1, Class 2A1, VAR, 2.614%, 02/25/35	536,659
601,656	Series 2005-AR2, Class 2A2, VAR, 2.616%, 03/25/35	611,592
235,441	Series 2005-AR2, Class 3A1, VAR, 2.614%, 03/25/35	238,159
948,076	Series 2005-AR10, Class 2A1, VAR, 2.668%, 06/25/35	960,223
748,996	Series 2006-AR2, Class 2A1, VAR, 2.625%, 03/25/36	745,242
112,349	Series 2006-AR2, Class 2A3, VAR, 2.625%, 03/25/36	110,860
361,576	Series 2006-AR3, Class A3, VAR, 2.661%, 03/25/36	345,058

	Total Collateralized Mortgage Obligations (Cost $19,913,036)	20,159,022

SHARES
Common Stocks — 48.1%
	Australia — 1.3%
76,883	AMP Ltd.	370,540
40,335	Australia & New Zealand Banking Group Ltd.	961,928
44,732	BHP Billiton Ltd.	863,659
14,435	Commonwealth Bank of Australia	921,737
38,676	Dexus Property Group (m)	219,480
102,317	Goodman Group (m)	487,962
5,287	Macquarie Group Ltd.	316,444
4,527	National Australia Bank Ltd.	114,890
36,330	Oil Search Ltd.	197,644
10,366	Origin Energy Ltd.	85,775
30,794	South32 Ltd. (a)	40,178
18,621	Wesfarmers Ltd.	576,350
10,590	Westpac Banking Corp.	269,265

		5,425,852

	Belgium — 0.1%
3,351	Solvay S.A.	448,304

	Bermuda — 0.1%
8,355	Lazard Ltd., Class A	462,951

	Brazil — 0.6%
93,580	AMBEV S.A., ADR	531,534
55,590	CCR S.A.	247,106
36,260	Cielo S.A.	462,682
7,000	Lojas Renner S.A.	221,922
23,260	Ultrapar Participacoes S.A.	476,348
18,200	Vale S.A. (Preference Shares), ADR	78,078
59,620	WEG S.A.	324,920

		2,342,590

	Canada — 0.4%
7,574	Brookfield Asset Management, Inc., Class A	263,802
3,361	Novadaq Technologies, Inc. (a)	38,551
4,613	Valeant Pharmaceuticals International, Inc. (a)	1,187,986

		1,490,339

	Chile — 0.1%
12,180	Banco Santander Chile, ADR	245,914

	China — 0.6%
3,890	Baidu, Inc., ADR (a)	671,647
180,000	CNOOC Ltd.	220,885
340,000	Geely Automobile Holdings Ltd.	142,755
331,500	Sun Art Retail Group Ltd.	252,348
41,100	Tencent Holdings Ltd.	765,719
112,000	Tingyi Cayman Islands Holding Corp.	215,554
60,000	Tsingtao Brewery Co., Ltd., Class H	319,770

		2,588,678

	Denmark — 0.4%
203	AP Moeller - Maersk A/S, Class B	345,828
5,418	Chr Hansen Holding A/S	299,390
14,468	Danske Bank A/S	452,335
10,893	Novo Nordisk A/S, Class B	642,867

		1,740,420

	Finland — 0.4%
42,345	Nokia OYJ	299,858
39,848	Outokumpu OYJ (a)	184,579
34,768	UPM-Kymmene OYJ	642,226
8,971	Wartsila OYJ Abp	412,027

		1,538,690

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	France — 2.5%
7,529	Air Liquide S.A.	980,390
15,392	Airbus Group SE	1,092,607
76,548	Alcatel-Lucent (a)	288,854
44,198	AXA S.A.	1,163,964
11,780	BNP Paribas S.A.	766,257
5,348	Cap Gemini S.A.	510,902
38,170	Engie	732,004
889	L’Oreal S.A.	166,166
8,373	Renault S.A.	770,799
13,959	Sanofi	1,504,655
5,600	Schneider Electric SE	390,646
11,259	Societe Generale S.A.	552,833
7,096	Thales S.A.	479,531
14,247	TOTAL S.A.	702,989
22,616	Vivendi S.A.	594,277

		10,696,874

	Germany — 1.7%
1,836	Allianz SE	300,760
2,078	BASF SE	179,570
9,585	Bayer AG	1,415,479
9,035	Bayerische Motoren Werke AG	905,990
8,509	Brenntag AG	473,185
4,927	Deutsche Bank AG	173,085
6,671	Deutsche Post AG	201,633
36,111	Deutsche Telekom AG	652,975
18,883	E.ON SE	249,374
7,493	HeidelbergCement AG	570,672
36,452	Infineon Technologies AG	408,890
14,442	SAP SE	1,037,557
5,920	Siemens AG	634,304

		7,203,474

	Hong Kong — 1.1%
203,600	AIA Group Ltd.	1,324,324
49,388	Cheung Kong Property Holdings Ltd. (a)	411,551
52,388	CK Hutchison Holdings Ltd.	777,620
12,200	Hang Seng Bank Ltd.	249,941
6,200	Jardine Matheson Holdings Ltd.	335,110
1,600	Jardine Matheson Holdings Ltd.	86,898
39,500	Power Assets Holdings Ltd.	372,069
165,200	Sands China Ltd.	729,073
54,000	Wharf Holdings Ltd. (The)	342,367

		4,628,953

	India — 1.0%
33,470	HDFC Bank Ltd., ADR	2,090,871
83,610	Infosys Ltd., ADR	1,413,845
35,980	Mahindra & Mahindra Ltd., GDR	769,814

		4,274,530

	Indonesia — 0.3%
835,700	Astra International Tbk PT	410,373
259,400	Bank Central Asia Tbk PT	251,089
504,700	Bank Rakyat Indonesia Persero Tbk PT	372,858
56,200	Unilever Indonesia Tbk PT	166,186

		1,200,506

	Ireland — 0.3%
3,101	DCC plc	245,054
5,756	Ryanair Holdings plc, ADR	426,577
8,787	Shire plc	781,131

		1,452,762

	Israel — 0.1%
4,685	Mobileye N.V. (a)	281,569
5,163	Teva Pharmaceutical Industries Ltd., ADR	356,350

		637,919

	Italy — 0.5%
23,124	Assicurazioni Generali S.p.A.	455,710
150,511	Enel S.p.A.	707,243
367,263	Telecom Italia S.p.A. (a)	486,663
83,872	UniCredit S.p.A.	556,180

		2,205,796

	Japan — 5.2%
25,500	Amada Holdings Co., Ltd.	249,774
11,500	Bridgestone Corp.	433,492
3,300	Central Japan Railway Co.	577,308
37,600	Daicel Corp.	509,634
4,500	Daikin Industries Ltd. (m)	290,824
11,100	Daiwa House Industry Co., Ltd.	276,081
6,600	Dentsu, Inc.	373,503
14,600	DMG Mori Co., Ltd.	224,858
9,200	East Japan Railway Co.	907,556
7,900	Electric Power Development Co., Ltd.	273,038
2,800	FANUC Corp.	467,002
8,600	Fuji Heavy Industries Ltd.	317,749
80,000	Fujitsu Ltd.	419,676
72,000	Hitachi Ltd.	466,473
6,200	Honda Motor Co., Ltd.	208,305
5,800	Japan Tobacco, Inc. (m)	225,137
17,800	JFE Holdings, Inc.	333,321
60,500	JX Holdings, Inc.	257,898
76,000	Kajima Corp.	377,262

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Japan — continued
17,200	KDDI Corp.	436,640
1,000	Keyence Corp.	503,736
27,700	Kirin Holdings Co., Ltd.	425,913
11,700	LIXIL Group Corp.	234,562
4,000	Mabuchi Motor Co., Ltd.	239,344
13,900	Mazda Motor Corp. (m)	272,657
22,300	Medipal Holdings Corp.	397,051
158,800	Mitsubishi UFJ Financial Group, Inc.	1,155,602
10,800	Mitsui & Co., Ltd.	140,132
20,000	Mitsui Fudosan Co., Ltd.	568,908
12,400	MS&AD Insurance Group Holdings, Inc.	390,505
5,400	NGK Spark Plug Co., Ltd.	142,948
142,000	Nippon Steel & Sumitomo Metal Corp.	335,414
21,400	Nippon Telegraph & Telephone Corp.	824,173
78,000	Nishi-Nippon City Bank Ltd. (The)	236,877
4,000	Nitori Holdings Co., Ltd.	358,599
20,400	ORIX Corp.	304,687
13,600	Otsuka Holdings Co., Ltd.	488,308
23,300	Ricoh Co., Ltd.	229,872
10,100	Seiko Epson Corp.	178,447
18,000	Seven & i Holdings Co., Ltd.	830,545
21,000	Sony Corp. (a)	595,275
63,000	Sumitomo Bakelite Co., Ltd.	263,553
3,600	Sumitomo Corp.	40,868
20,300	Sumitomo Mitsui Financial Group, Inc.	915,409
8,200	Suntory Beverage & Food Ltd.	346,385
8,800	Suzuken Co., Ltd.	311,371
5,100	Sysmex Corp.	330,022
34,000	Takashimaya Co., Ltd.	325,249
70,000	Tokyo Gas Co., Ltd.	377,940
28,200	Toyota Motor Corp.	1,877,832
11,500	Yamato Holdings Co., Ltd.	254,875
17,000	Yamazaki Baking Co., Ltd.	270,830

		21,793,420

	Luxembourg — 0.1%
41,949	ArcelorMittal	378,648

	Malaysia — 0.1%
47,000	Public Bank Bhd	233,495

	Mexico — 0.2%
83,500	Fibra Uno Administracion S.A. de C.V. (m)	200,555
50,350	Grupo Financiero Banorte S.A.B. de C.V., Class O	264,992
4,720	Mexichem S.A.B. de C.V.	13,824
115,140	Wal-Mart de Mexico S.A.B. de C.V.	279,695

		759,066

	Netherlands — 1.2%
62,925	Aegon N.V.	484,003
3,154	ASML Holding N.V.	313,525
6,149	Heineken N.V.	483,555
58,975	ING Groep N.V., CVA	1,002,996
89,837	Koninklijke KPN N.V.	354,953
6,826	NN Group N.V.	210,326
6,465	NXP Semiconductors N.V. (a)	627,040
35,569	Royal Dutch Shell plc, Class A	1,019,527
21,577	Royal Dutch Shell plc, Class B	624,763

		5,120,688

	New Zealand — 0.1%
132,782	Spark New Zealand Ltd.	259,325

	Norway — 0.1%
16,885	DNB ASA	275,267
10,931	Telenor ASA	240,110

		515,377

	Panama — 0.0% (g)
1,340	Copa Holdings S.A., Class A	101,210

	Peru — 0.1%
2,350	Credicorp Ltd.	309,965

	Portugal — 0.1%
45,369	EDP - Energias de Portugal S.A.	167,809
30,710	Galp Energia SGPS S.A.	355,173

		522,982

	Russia — 0.4%
12,090	Lukoil PJSC, ADR	497,849
12,850	Magnit PJSC, Reg. S, GDR	695,851
7,336	Mail.Ru Group Ltd., Reg. S, GDR (a)	137,328
22,470	Mobile TeleSystems PJSC, ADR	184,254
47,270	Sberbank of Russia, ADR	231,832

		1,747,114

	Singapore — 0.3%
3,592	Avago Technologies Ltd.	449,503
45,700	DBS Group Holdings Ltd.	672,805
29,500	Singapore Exchange Ltd.	171,504

		1,293,812

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	South Africa — 1.1%
10,462	Aspen Pharmacare Holdings Ltd. (a)	306,356
27,181	Bidvest Group Ltd. (The)	660,024
4,570	Capitec Bank Holdings Ltd.	168,252
132,300	FirstRand Ltd.	571,543
7,260	Imperial Holdings Ltd.	97,440
14,410	Mr Price Group Ltd.	286,972
37,960	MTN Group Ltd.	631,987
1,940	Naspers Ltd., Class N	270,365
27,660	Remgro Ltd.	571,889
30,060	RMB Holdings Ltd.	162,211
51,080	Sanlam Ltd.	269,858
24,480	Shoprite Holdings Ltd.	324,852
9,940	Tiger Brands Ltd.	223,436

		4,545,185

	South Korea — 0.3%
3,720	Hyundai Motor Co.	473,892
760	Samsung Electronics Co., Ltd.	771,063

		1,244,955

	Spain — 0.6%
6,769	Banco Bilbao Vizcaya Argentaria S.A.	68,640
79,302	Banco Santander S.A.	548,351
264,752	Bankia S.A.	349,896
48,892	Distribuidora Internacional de Alimentacion S.A. (a)	305,994
20,057	Repsol S.A.	337,086
72,398	Telefonica S.A.	1,110,492

		2,720,459

	Sweden — 0.5%
19,450	Assa Abloy AB, Class B	394,929
13,784	Electrolux AB, Series B	395,710
14,714	Hennes & Mauritz AB, Class B	585,430
29,325	Nordea Bank AB	365,121
27,922	Sandvik AB	282,926
18,690	Telefonaktiebolaget LM Ericsson, Class B	199,835

		2,223,951

	Switzerland — 2.4%
2,763	Actelion Ltd. (a)	408,602
5,162	Allied World Assurance Co. Holdings AG	218,146
5,200	Cie Financiere Richemont S.A.	448,830
11,896	Credit Suisse Group AG (a)	350,942
2,822	LafargeHolcim Ltd. (a)	195,439
24,942	Nestle S.A.	1,886,864
15,001	Novartis AG	1,556,567
7,228	Roche Holding AG	2,088,334
583	Syngenta AG	240,179
54,400	UBS Group AG (a)	1,250,716
11,249	Wolseley plc	746,889
2,101	Zurich Insurance Group AG (a)	639,775

		10,031,283

	Taiwan — 0.5%
88,000	Delta Electronics, Inc.	432,870
61,000	President Chain Store Corp.	443,645
54,790	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,211,407

		2,087,922

	Thailand — 0.3%
66,300	Advanced Info Service PCL	470,171
26,300	Siam Cement PCL (The)	395,589
100,700	Siam Commercial Bank PCL (The)	434,122

		1,299,882

	Turkey — 0.1%
66,640	KOC Holding A.S.	295,561
68,670	Turkiye Garanti Bankasi A.S.	202,552

		498,113

	United Kingdom — 5.0%
46,067	3i Group plc	397,380
10,360	Anglo American plc	130,629
9,569	Associated British Foods plc	480,918
20,977	AstraZeneca plc (m)	1,416,127
85,215	Aviva plc	692,898
287,630	Barclays plc	1,297,108
52,869	Barratt Developments plc (m)	523,221
52,920	BG Group plc	900,421
140,113	BP plc (m)	863,059
25,776	British American Tobacco plc	1,530,477
16,144	Burberry Group plc	405,157
136,640	Debenhams plc	187,020
60,388	Dixons Carphone plc	429,716
30,326	Domino’s Pizza Group plc	425,043
18,175	GlaxoSmithKline plc	395,033
158,779	HSBC Holdings plc	1,433,616
10,922	InterContinental Hotels Group plc	458,749
72,618	ITV plc	317,760
726,222	Lloyds Banking Group plc	945,692
15,688	Prudential plc (m)	369,067
7,015	Reckitt Benckiser Group plc (m)	672,725
6,026	Rio Tinto Ltd.	231,502
6,012	Rio Tinto plc	232,551

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United Kingdom — continued
32,127	SABMiller plc	1,684,757
79,009	SIG plc	257,582
29,658	SSE plc	701,679
11,966	Standard Chartered plc	182,966
113,866	Taylor Wimpey plc	345,111
38,290	UBM plc	317,405
23,360	Unilever N.V., CVA	1,046,487
355,820	Vodafone Group plc	1,347,845
5,701	Whitbread plc (m)	461,574

		21,081,275

	United States — 17.9%
6,239	Acadia Healthcare Co., Inc. (a)	497,747
4,440	Acuity Brands, Inc.	893,284
5,431	Adobe Systems, Inc. (a)	445,288
2,989	Advanced Drainage Systems, Inc.	83,184
6,353	Aetna, Inc.	717,698
2,380	Affiliated Managers Group, Inc. (a)	494,802
3,212	Air Products & Chemicals, Inc. (m)	457,742
2,182	Alexion Pharmaceuticals, Inc. (a)	430,814
372	Alleghany Corp. (a)	180,840
1,537	Alliance Data Systems Corp. (a)	422,736
4,236	Ally Financial, Inc. (a)	96,454
2,114	Amazon.com, Inc. (a)	1,133,421
6,367	American Electric Power Co., Inc.	360,181
11,631	American Homes 4 Rent, Class A (m)	192,493
11,214	American International Group, Inc. (m)	719,042
2,343	American Residential Properties, Inc. (m)	43,345
1,544	Ameriprise Financial, Inc.	194,034
7,010	Amphenol Corp., Class A	395,434
2,881	AmTrust Financial Services, Inc.	200,258
2,430	Analog Devices, Inc.	141,742
12,197	Apple, Inc. (m)	1,479,496
5,049	Arista Networks, Inc. (a)	426,489
7,090	Arrow Electronics, Inc. (a)	412,284
581	AutoZone, Inc. (a)	407,246
4,640	Ball Corp.	314,778
42,608	Bank of America Corp.	761,831
6,735	Bed Bath & Beyond, Inc. (a)	439,324
13,789	Best Buy Co., Inc.	445,247
13,378	Brixmor Property Group, Inc. (m)	327,360
9,679	Capital One Financial Corp.	786,903
10,082	Carlisle Cos., Inc.	1,020,903
18,170	CBRE Group, Inc., Class A (a)	689,915
4,246	CBS Corp. (Non-Voting), Class B (m)	227,034
6,145	Celgene Corp. (a)	806,531
1,620	Charter Communications, Inc., Class A (a)	301,093
1,631	Chubb Corp. (The)	202,782
15,845	Cisco Systems, Inc.	450,315
333	CIT Group, Inc.	15,664
9,368	Citigroup, Inc.	547,653
11,427	Citizens Financial Group, Inc.	297,902
15,490	Clear Channel Outdoor Holdings, Inc., Class A	149,633
7,119	ClubCorp Holdings, Inc.	166,015
12,942	CNO Financial Group, Inc.	230,885
4,477	Concho Resources, Inc. (a)	477,069
13,561	CONSOL Energy, Inc.	224,028
1,791	CoStar Group, Inc. (a)	360,510
3,505	CVS Health Corp.	394,207
23,645	Delta Air Lines, Inc.	1,048,419
5,481	Devon Energy Corp.	270,871
7,661	DISH Network Corp., Class A (a)	494,977
6,189	Dollar General Corp.	497,410
6,895	Dover Corp.	441,763
4,205	Dr. Pepper Snapple Group, Inc.	337,325
1,601	Dril-Quip, Inc. (a)	93,514
5,711	Duke Energy Corp.	423,870
3,384	Eagle Materials, Inc.	261,042
1,882	East West Bancorp, Inc.	84,238
3,043	EastGroup Properties, Inc. (m)	183,189
5,558	Edison International	333,536
5,761	Electronic Arts, Inc. (a)	412,200
3,600	Energizer Holdings, Inc. (a)	138,636
6,413	Entercom Communications Corp., Class A (a)	67,529
8,195	Envision Healthcare Holdings, Inc. (a)	367,136
1,195	Equifax, Inc.	122,045
5,689	Eversource Energy	282,857
10,303	Excel Trust, Inc. (m)	163,200
3,855	Expedia, Inc.	468,151
11,514	Exxon Mobil Corp. (m)	912,024
17,138	Facebook, Inc., Class A (a)	1,611,143
4,344	Fifth Third Bancorp	91,528
1,230	First Republic Bank	78,462
5,526	Fluidigm Corp. (a)	110,686
2,726	Fortune Brands Home & Security, Inc.	130,167

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States — continued
8,076	GameStop Corp., Class A	370,285
9,810	Gap, Inc. (The)	357,869
3,849	Gartner, Inc. (a)	340,906
4,963	Genuine Parts Co.	441,459
9,418	Gilead Sciences, Inc.	1,110,005
2,675	Google, Inc., Class C (a)	1,673,507
6,675	Guidewire Software, Inc. (a)	394,159
9,022	Hanesbrands, Inc.	279,953
10,678	Hartford Financial Services Group, Inc. (The)	507,739
3,754	HCA Holdings, Inc. (a)	349,160
13,760	HD Supply Holdings, Inc. (a)	492,608
5,792	Hewlett-Packard Co. (m)	176,772
19,779	Hilton Worldwide Holdings, Inc. (a)	531,066
5,187	HollyFrontier Corp.	250,325
9,561	Home Depot, Inc. (The)	1,118,924
3,702	Honeywell International, Inc. (m)	388,895
7,234	Hudson City Bancorp, Inc.	74,583
1,535	Humana, Inc. (m)	279,508
4,090	Illinois Tool Works, Inc.	365,932
2,975	Illumina, Inc. (a)	652,418
7,296	Johnson & Johnson (m)	731,132
8,877	KapStone Paper & Packaging Corp.	207,722
9,538	Kimco Realty Corp. (m)	235,684
8,132	Kinder Morgan, Inc.	281,692
1,812	Kirby Corp. (a)	131,207
3,093	Kite Pharma, Inc. (a)	225,078
515	KLA-Tencor Corp.	27,321
10,105	Kohl’s Corp.	619,639
8,388	Kroger Co. (The)	329,145
7,771	La Quinta Holdings, Inc. (a)	164,901
1,854	Lam Research Corp.	142,517
2,092	Legg Mason, Inc.	103,219
3,753	Lennox International, Inc.	443,117
18,228	Loews Corp.	694,669
333	M&T Bank Corp.	43,673
3,950	Marathon Petroleum Corp.	215,947
3,785	Marsh & McLennan Cos., Inc.	219,303
2,913	Martin Marietta Materials, Inc.	456,817
8,971	MasterCard, Inc., Class A	873,775
5,801	McGraw Hill Financial, Inc.	590,252
2,348	McKesson Corp.	517,898
9,305	Media General, Inc. (a)	147,670
10,903	Merck & Co., Inc.	642,841
15,474	Microsoft Corp.	722,636
2,583	Mohawk Industries, Inc. (a)	520,707
2,679	Monster Beverage Corp. (a)	411,360
7,181	Mosaic Co. (The)	308,352
1,807	National Bank Holdings Corp., Class A	39,103
2,064	National HealthCare Corp.	130,445
6,151	Netflix, Inc. (a)	703,121
4,039	NextEra Energy, Inc.	424,903
1,002	NII Holdings, Inc. (a)	14,329
7,511	Nimble Storage, Inc. (a)	207,454
3,171	Northern Trust Corp.	242,550
3,460	Old Dominion Freight Line, Inc. (a)	253,099
5,199	Old Republic International Corp.	86,979
2,370	Omnicom Group, Inc.	173,200
100	Outfront Media, Inc.	2,513
1,475	Pall Corp.	186,514
1,704	Palo Alto Networks, Inc. (a)	316,654
9,204	PBF Energy, Inc., Class A	290,570
26,887	Pfizer, Inc.	969,545
5,398	Phillips 66	429,141
5,859	PNC Financial Services Group, Inc. (The)	575,237
5,823	Post Holdings, Inc. (a)	312,928
4,882	PPG Industries, Inc.	529,111
430	Priceline Group, Inc. (The) (a)	534,735
6,253	Procter & Gamble Co. (The)	479,605
4,962	Prudential Financial, Inc.	438,442
4,423	QUALCOMM, Inc.	284,797
7,157	Range Resources Corp.	281,556
10,668	Rayonier, Inc. (m)	262,433
1,546	Regeneron Pharmaceuticals, Inc. (a)	855,958
3,399	Sempra Energy	345,950
4,273	ServiceNow, Inc. (a)	343,977
2,023	Sherwin-Williams Co. (The)	561,908
2,233	Signature Bank (a)	325,102
16,626	Southwestern Energy Co. (a)	309,244
11,997	Sprouts Farmers Market, Inc. (a)	294,166
9,571	Starbucks Corp.	554,448
9,059	SunTrust Banks, Inc.	401,676
1,649	T. Rowe Price Group, Inc.	127,187
11,408	TD Ameritrade Holding Corp.	419,016
4,431	TEGNA, Inc. (m)	129,075
1,696	Tesla Motors, Inc. (a)	451,390
8,345	Texas Instruments, Inc.	417,083
2,817	Tiffany & Co.	269,587

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States — continued
2,925	Time Warner, Inc.	257,517
8,742	Time, Inc.	195,121
6,648	T-Mobile USA, Inc. (a)	270,308
4,223	Travelers Cos., Inc. (The)	448,145
3,381	TreeHouse Foods, Inc. (a)	277,107
5,668	Trex Co., Inc. (a)	257,157
11,493	U.S. Bancorp	519,599
3,106	Ulta Salon Cosmetics & Fragrance, Inc. (a)	515,689
4,054	United Technologies Corp.	406,657
12,247	UnitedHealth Group, Inc.	1,486,786
9,920	Unum Group	355,533
9,763	Veeva Systems, Inc., Class A (a)	262,820
8,919	VeriFone Systems, Inc. (a)	287,013
9,080	Verizon Communications, Inc. (m)	424,853
2,814	Vertex Pharmaceuticals, Inc. (a)	379,890
9,821	Visa, Inc., Class A	739,914
1,677	W.R. Berkley Corp.	93,442
1,685	W.W. Grainger, Inc.	385,376
2,732	Watsco, Inc.	350,352
7,683	Wayfair, Inc., Class A (a)	286,653
28,670	Wells Fargo & Co.	1,659,133
6,506	WestRock Co. (a)	410,268
8,146	Weyerhaeuser Co. (m)	250,001
8,955	Wolverine World Wide, Inc.	262,561
3,535	Workday, Inc., Class A (a)	298,107
11,417	Xcel Energy, Inc.	395,827

		75,504,461

	Total Common Stocks (Cost $198,506,574)	202,857,140

PRINCIPAL AMOUNT
Corporate Bonds — 14.2%
	Australia — 0.0% (g)
30,000	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 7.125%, 05/01/18 (e)	29,925

	Bahamas — 0.0% (g)
147,000	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21	123,113

	Bermuda — 0.1%
	Aircastle Ltd.,
54,000	5.125%, 03/15/21	55,620
10,000	6.250%, 12/01/19	11,087
161,000	7.625%, 04/15/20	185,955
10,000	NCL Corp., Ltd., 5.250%, 11/15/19 (e)	10,350
	Viking Cruises Ltd.,
40,000	6.250%, 05/15/25 (e)	39,700
14,000	8.500%, 10/15/22 (e)	15,558

		318,270

	Canada — 0.8%
	1011778 B.C. ULC/New Red Finance, Inc.,
39,000	4.625%, 01/15/22 (e)	39,000
55,000	6.000%, 04/01/22 (e)	56,777
45,000	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	45,675
80,000	Baytex Energy Corp., 5.625%, 06/01/24 (e)	68,800
	Bombardier, Inc.,
6,000	4.750%, 04/15/19 (e)	5,415
30,000	5.500%, 09/15/18 (e)	28,200
5,000	6.125%, 01/15/23 (e)	4,050
15,000	Brookfield Residential Properties, Inc., 6.375%, 05/15/25 (e)	14,587
26,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.125%, 07/01/22 (e)	25,350
	Cascades, Inc.,
36,000	5.500%, 07/15/22 (e)	34,830
40,000	5.750%, 07/15/23 (e)	38,700
252,000	Concordia Healthcare Corp., 7.000%, 04/15/23 (e)	256,725
	First Quantum Minerals Ltd.,
82,000	6.750%, 02/15/20 (e)	63,140
35,000	7.000%, 02/15/21 (e)	26,687
150,000	Garda World Security Corp., 7.250%, 11/15/21 (e)	140,250
65,000	HudBay Minerals, Inc., 9.500%, 10/01/20	63,700
	Lundin Mining Corp.,
55,000	7.500%, 11/01/20 (e)	55,825
80,000	7.875%, 11/01/22 (e)	81,400
40,000	Masonite International Corp., 5.625%, 03/15/23 (e)	41,200
125,000	Mattamy Group Corp., 6.500%, 11/15/20 (e)	121,250
	MEG Energy Corp.,
50,000	6.375%, 01/30/23 (e)	44,500
20,000	6.500%, 03/15/21 (e)	18,690
85,000	7.000%, 03/31/24 (e)	77,987

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Canada — continued
	New Gold, Inc.,
82,000	6.250%, 11/15/22 (e)	72,980
125,000	7.000%, 04/15/20 (e)	122,813
3,000	NOVA Chemicals Corp., 5.000%, 05/01/25 (e)	2,970
125,000	Novelis, Inc., 8.750%, 12/15/20	131,875
8,000	Open Text Corp., 5.625%, 01/15/23 (e)	7,980
	Precision Drilling Corp.,
10,000	5.250%, 11/15/24	8,413
120,000	6.500%, 12/15/21	113,700
30,000	6.625%, 11/15/20	29,100
30,000	Quebecor Media, Inc., 5.750%, 01/15/23	30,750
	Ultra Petroleum Corp.,
34,000	5.750%, 12/15/18 (e)	30,430
177,000	6.125%, 10/01/24 (e)	136,290
	Valeant Pharmaceuticals International, Inc.,
125,000	5.375%, 03/15/20 (e)	128,437
20,000	5.500%, 03/01/23 (e)	20,450
6,000	5.625%, 12/01/21 (e)	6,158
205,000	5.875%, 05/15/23 (e)	213,180
300,000	6.125%, 04/15/25 (e)	313,500
95,000	6.375%, 10/15/20 (e)	100,106
109,000	6.750%, 08/15/18 (e)	114,518
112,000	6.750%, 08/15/21 (e)	116,620
15,000	7.000%, 10/01/20 (e)	15,581
35,000	7.250%, 07/15/22 (e)	36,925
99,000	7.500%, 07/15/21 (e)	107,415
	Videotron Ltd.,
9,000	5.000%, 07/15/22	9,103
38,000	5.375%, 06/15/24 (e)	38,380

		3,260,412

	Cayman Islands — 0.1%
30,000	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	26,175
	Transocean, Inc.,
26,000	6.500%, 11/15/20	22,490
104,000	6.875%, 12/15/21	88,010
200,000	UPCB Finance IV Ltd., 5.375%, 01/15/25 (e)	193,500
135,000	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	145,463

		475,638

	Finland — 0.0% (g)
55,000	Nokia OYJ, 6.625%, 05/15/39	59,675

	France — 0.1%
400,000	Numericable-SFR SAS, 6.000%, 05/15/22 (e)	407,000

	Ireland — 0.1%
	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
150,000	4.500%, 05/15/21 (e)	152,250
150,000	4.625%, 07/01/22	152,812

		305,062

	Japan — 0.1%
200,000	SoftBank Group Corp., 4.500%, 04/15/20 (e)	200,750

	Liberia — 0.0% (g)
	Royal Caribbean Cruises Ltd.,
15,000	5.250%, 11/15/22	15,543
1,000	7.500%, 10/15/27	1,166

		16,709

	Luxembourg — 0.6%
200,000	Altice Financing S.A., 6.500%, 01/15/22 (e)	206,000
200,000	Altice S.A., 7.625%, 02/15/25 (e)	196,000
	ArcelorMittal,
95,000	6.125%, 06/01/25	90,487
20,000	6.250%, 03/01/21	20,200
640,000	7.000%, 02/25/22	656,000
38,000	7.750%, 10/15/39	36,670
8,000	Capsugel S.A., 7.000% (cash), 05/15/19 (e) (v)	8,100
400,000	ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)	421,000
	Intelsat Jackson Holdings S.A.,
30,000	5.500%, 08/01/23	27,225
425,000	6.625%, 12/15/22	387,813
45,000	7.250%, 04/01/19	44,606
65,000	7.250%, 10/15/20	64,431
151,000	7.500%, 04/01/21	150,245
31,000	Intelsat Luxembourg S.A., 7.750%, 06/01/21	24,645
60,000	Mallinckrodt International Finance S.A., 4.750%, 04/15/23	57,938
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
20,000	4.875%, 04/15/20 (e)	20,583
90,000	5.500%, 04/15/25 (e)	90,675

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Luxembourg — continued
122,000	5.750%, 08/01/22 (e)	127,185
50,000	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	51,250

		2,681,053

	Mexico — 0.1%
	Cemex S.A.B. de C.V.,
200,000	5.700%, 01/11/25 (e)	193,500
200,000	6.125%, 05/05/25 (e)	198,500

		392,000

	Netherlands — 0.1%
11,000	Basell Finance Co., B.V., Class B, 8.100%, 03/15/27 (e)	14,429
200,000	Bluewater Holding B.V., 10.000%, 12/10/19 (e)	156,000
	NXP B.V./NXP Funding LLC,
200,000	4.125%, 06/15/20 (e)	200,750
200,000	4.625%, 06/15/22 (e)	198,000
	Sensata Technologies B.V.,
7,000	4.875%, 10/15/23 (e)	6,930
38,000	5.000%, 10/01/25 (e)	37,240
7,000	5.625%, 11/01/24 (e)	7,219

		620,568

	Singapore — 0.1%
	Flextronics International Ltd.,
15,000	4.625%, 02/15/20	15,232
195,000	5.000%, 02/15/23	197,892

		213,124

	Spain — 0.0% (g)
150,000	Cemex Espana S.A., 9.875%, 04/30/19 (e)	164,250

	United Kingdom — 0.2%
200,000	Barclays Bank plc, 7.625%, 11/21/22	230,625
	Royal Bank of Scotland Group plc,
95,000	6.000%, 12/19/23	101,829
122,000	6.100%, 06/10/23	131,743
490,000	6.125%, 12/15/22	525,978

		990,175

	United States — 11.8%
	Acadia Healthcare Co., Inc.,
25,000	5.125%, 07/01/22	24,937
5,000	5.625%, 02/15/23 (e)	5,075
40,000	6.125%, 03/15/21	41,200
26,000	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	12,480
	Activision Blizzard, Inc.,
5,000	5.625%, 09/15/21 (e)	5,250
150,000	6.125%, 09/15/23 (e)	161,625
	ADT Corp. (The),
2,000	3.500%, 07/15/22	1,831
5,000	4.125%, 04/15/19	5,081
385,000	4.125%, 06/15/23	359,975
90,000	6.250%, 10/15/21	95,400
	Advanced Micro Devices, Inc.,
131,000	6.750%, 03/01/19	95,302
34,000	7.000%, 07/01/24	22,610
21,000	7.750%, 08/01/20	14,136
	AECOM,
148,000	5.750%, 10/15/22 (e)	150,220
150,000	5.875%, 10/15/24 (e)	152,250
	AES Corp.,
2,000	5.500%, 03/15/24	1,950
175,000	5.500%, 04/15/25	167,562
20,000	VAR, 3.283%, 06/01/19	19,800
60,000	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	56,700
70,000	AK Steel Corp., 8.750%, 12/01/18	71,050
201,000	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	217,080
60,000	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	63,300
	Alcoa, Inc.,
250,000	5.125%, 10/01/24	251,250
20,000	5.400%, 04/15/21	20,675
170,000	5.900%, 02/01/27	173,859
55,000	5.950%, 02/01/37	54,450
20,000	6.150%, 08/15/20	21,525
5,000	6.750%, 07/15/18	5,500
120,000	6.750%, 01/15/28	130,800
	Alere, Inc.,
45,000	6.375%, 07/01/23 (e)	46,800
12,000	6.500%, 06/15/20	12,480
	Aleris International, Inc.,
32,000	7.625%, 02/15/18	32,276
27,000	7.875%, 11/01/20	27,340
33,000	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	32,670
	Ally Financial, Inc.,
102,000	3.600%, 05/21/18	102,750
330,000	4.125%, 03/30/20	332,475

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
232,000	4.625%, 05/19/22	231,420
25,000	4.625%, 03/30/25	24,062
23,000	6.250%, 12/01/17	24,610
123,000	8.000%, 11/01/31	146,985
58,000	AMC Entertainment, Inc., 5.875%, 02/15/22	59,305
200,000	AMC Networks, Inc., 4.750%, 12/15/22	201,500
100,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	104,500
45,000	AmeriGas Finance LLC/AmeriGas Finance Corp., 7.000%, 05/20/22	47,862
25,000	Amkor Technology, Inc., 6.625%, 06/01/21	24,537
	Amsurg Corp.,
55,000	5.625%, 11/30/20	56,650
50,000	5.625%, 07/15/22	51,427
	Antero Resources Corp.,
78,000	5.125%, 12/01/22	73,710
25,000	5.375%, 11/01/21	24,312
100,000	6.000%, 12/01/20	101,250
61,000	Aramark Services, Inc., 5.750%, 03/15/20	63,745
109,000	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	115,267
297,000	Ashland, Inc., 4.750%, 08/15/22	299,599
	Audatex North America, Inc.,
17,000	6.000%, 06/15/21 (e)	17,361
179,000	6.125%, 11/01/23 (e)	174,973
	Avaya, Inc.,
204,000	7.000%, 04/01/19 (e)	196,860
117,000	10.500%, 03/01/21 (e)	95,062
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
81,000	5.125%, 06/01/22 (e)	80,595
95,000	5.250%, 03/15/25 (e)	90,487
98,000	Axiall Corp., 4.875%, 05/15/23	94,325
	Ball Corp.,
50,000	4.000%, 11/15/23	47,625
150,000	5.000%, 03/15/22	153,665
40,000	5.250%, 07/01/25	40,222
50,000	Basic Energy Services, Inc., 7.750%, 10/15/22	36,125
	Belden, Inc.,
3,000	5.250%, 07/15/24 (e)	2,948
1,000	5.500%, 09/01/22 (e)	997
	Berry Plastics Corp.,
55,000	5.125%, 07/15/23	54,037
65,000	5.500%, 05/15/22	65,650
65,000	Blue Coat Holdings, Inc., 8.375%, 06/01/23 (e)	66,462
135,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	137,362
115,000	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	114,425
97,000	Boyd Gaming Corp., 6.875%, 05/15/23	100,880
35,000	Briggs & Stratton Corp., 6.875%, 12/15/20	38,150
70,000	Building Materials Corp. of America, 5.375%, 11/15/24 (e)	70,168
48,000	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	49,920
	Cablevision Systems Corp.,
4,000	7.750%, 04/15/18	4,325
359,000	8.000%, 04/15/20	391,310
50,000	8.625%, 09/15/17	54,937
52,000	Caleres, Inc., 6.250%, 08/15/23 (e)	52,520
	California Resources Corp.,
10,000	5.000%, 01/15/20	8,575
83,000	5.500%, 09/15/21	68,475
27,000	6.000%, 11/15/24	21,870
	Calpine Corp.,
4,000	5.375%, 01/15/23	3,910
20,000	5.500%, 02/01/24	19,400
7,000	5.750%, 01/15/25	6,825
54,000	5.875%, 01/15/24 (e)	56,457
150,000	6.000%, 01/15/22 (e)	158,625
10,000	Cardtronics, Inc., 5.125%, 08/01/22	9,750
195,000	Casella Waste Systems, Inc., 7.750%, 02/15/19	198,317
40,000	CCM Merger, Inc., 9.125%, 05/01/19 (e)	43,200
	CCO Holdings LLC/CCO Holdings Capital Corp.,
39,000	5.125%, 05/01/23 (e)	38,610
10,000	5.375%, 05/01/25 (e)	9,850
18,000	5.875%, 05/01/27 (e)	17,831
72,000	6.500%, 04/30/21	75,285
39,000	6.625%, 01/31/22	41,194
	CCO Safari II LLC,
100,000	4.464%, 07/23/22 (e)	100,540
37,000	4.908%, 07/23/25 (e)	37,082
85,000	6.384%, 10/23/35 (e)	86,894

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	CDW LLC/CDW Finance Corp.,
5,000	5.000%, 09/01/23	4,966
35,000	5.500%, 12/01/24	35,175
4,000	6.000%, 08/15/22	4,180
28,000	CEB, Inc., 5.625%, 06/15/23 (e)	28,070
5,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 06/01/24	5,113
15,000	Celanese US Holdings LLC, 4.625%, 11/15/22	14,737
200,000	Cemex Finance LLC, 6.000%, 04/01/24 (e)	200,530
47,000	Centene Corp., 4.750%, 05/15/22	47,235
25,000	Century Communities, Inc., 6.875%, 05/15/22 (e)	24,062
93,000	CenturyLink, Inc., 5.625%, 04/01/25 (e)	84,979
	Cenveo Corp.,
10,000	6.000%, 08/01/19 (e)	8,950
5,000	8.500%, 09/15/22 (e)	3,987
	Cequel Communications Holdings I LLC/Cequel Capital Corp.,
11,000	5.125%, 12/15/21 (e)	10,216
35,000	5.125%, 12/15/21 (e)	32,506
15,000	CF Industries, Inc., 7.125%, 05/01/20	17,803
	Chemours Co. (The),
12,000	6.625%, 05/15/23 (e)	10,560
10,000	7.000%, 05/15/25 (e)	8,772
	Chesapeake Energy Corp.,
79,000	4.875%, 04/15/22	63,595
30,000	6.125%, 02/15/21	25,875
10,000	Choice Hotels International, Inc., 5.750%, 07/01/22	10,675
	CHS/Community Health Systems, Inc.,
15,000	5.125%, 08/15/18	15,375
85,000	5.125%, 08/01/21	88,187
141,000	6.875%, 02/01/22	150,870
117,000	7.125%, 07/15/20	124,605
120,000	8.000%, 11/15/19	126,149
35,000	Cimarex Energy Co., 4.375%, 06/01/24	33,862
125,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	131,094
68,000	Cinemark USA, Inc., 5.125%, 12/15/22	68,340
	CIT Group, Inc.,
103,000	3.875%, 02/19/19	103,515
210,000	5.000%, 08/15/22	213,413
345,000	5.375%, 05/15/20	364,624
39,000	5.500%, 02/15/19 (e)	41,242
45,000	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	46,012
29,000	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	28,420
	Claire’s Stores, Inc.,
9,000	6.125%, 03/15/20 (e)	7,110
17,000	8.875%, 03/15/19	7,352
26,000	9.000%, 03/15/19 (e)	22,523
	Clear Channel Worldwide Holdings, Inc.,
15,000	6.500%, 11/15/22	15,412
280,000	Series B, 6.500%, 11/15/22	291,900
55,000	Series A, 7.625%, 03/15/20	56,994
225,000	Series B, 7.625%, 03/15/20	236,391
	Clearwater Paper Corp.,
20,000	4.500%, 02/01/23	19,150
31,000	5.375%, 02/01/25 (e)	30,302
8,000	Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e)	9,200
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
22,000	6.375%, 03/15/24	13,420
23,000	8.500%, 12/15/19	16,675
144,000	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	95,760
	CNO Financial Group, Inc.,
39,000	4.500%, 05/30/20	40,267
75,000	5.250%, 05/30/25	78,375
140,000	Coeur Mining, Inc., 7.875%, 02/01/21	91,613
180,000	Commercial Metals Co., 4.875%, 05/15/23	164,700
68,000	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	67,150
	CommScope, Inc.,
23,000	4.375%, 06/15/20 (e)	23,144
105,000	5.000%, 06/15/21 (e)	103,687
45,000	5.500%, 06/15/24 (e)	44,044
15,000	Comstock Resources, Inc., 10.000%, 03/15/20 (e)	13,237
	Concho Resources, Inc.,
150,000	6.500%, 01/15/22	155,062
20,000	7.000%, 01/15/21	20,850
	CONSOL Energy, Inc.,
30,000	5.875%, 04/15/22	23,306
85,000	8.000%, 04/01/23 (e)	70,338
145,000	Consolidated Communications, Inc., 6.500%, 10/01/22 (e)	134,487

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Constellation Brands, Inc.,
3,000	4.750%, 11/15/24	3,060
60,000	6.000%, 05/01/22	66,300
20,003	Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03, 7.875%, 07/02/18	20,928
35,367	Continental Airlines 2005-ERJ1 Pass-Through Trust, Series ERJ1, 9.798%, 04/01/21	39,098
	Cott Beverages, Inc.,
300,000	5.375%, 07/01/22	293,250
83,000	6.750%, 01/01/20 (e)	86,424
45,000	Covanta Holding Corp., 6.375%, 10/01/22	47,250
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
9,000	6.125%, 03/01/22	8,887
14,000	6.250%, 04/01/23 (e)	14,070
84,000	Crimson Merger Sub, Inc., 6.625%, 05/15/22 (e)	77,490
30,000	Crown Americas LLC/Crown Americas Capital Corp. III, 6.250%, 02/01/21	31,470
	Crown Castle International Corp.,
3,000	4.875%, 04/15/22	3,079
68,000	5.250%, 01/15/23	71,230
85,000	CSC Holdings LLC, 6.750%, 11/15/21	88,187
20,000	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	18,850
25,000	Darling Ingredients, Inc., 5.375%, 01/15/22	25,312
	DaVita HealthCare Partners, Inc.,
100,000	5.000%, 05/01/25	98,875
118,000	5.125%, 07/15/24	118,910
20,000	5.750%, 08/15/22	21,300
287,000	Dean Foods Co., 6.500%, 03/15/23 (e)	293,816
58,000	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	60,465
25,000	Diamondback Energy, Inc., 7.625%, 10/01/21	26,500
	DISH DBS Corp.,
54,000	5.875%, 07/15/22	53,730
28,000	5.875%, 11/15/24	27,160
346,000	6.750%, 06/01/21	365,895
60,000	7.875%, 09/01/19	67,125
13,000	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	13,357
106,000	Dollar Tree, Inc., 5.750%, 03/01/23 (e)	111,830
76,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	76,950
705,000	DS Services of America, Inc., 10.000%, 09/01/21 (e)	823,969
55,000	DuPont Fabros Technology LP, 5.875%, 09/15/21	56,512
4,000	Dycom Investments, Inc., 7.125%, 01/15/21	4,190
	Dynegy, Inc.,
200,000	5.875%, 06/01/23	191,500
10,000	6.750%, 11/01/19 (e)	10,325
10,000	7.375%, 11/01/22 (e)	10,345
5,000	7.625%, 11/01/24 (e)	5,162
	E*TRADE Financial Corp.,
90,000	4.625%, 09/15/23	89,550
110,000	5.375%, 11/15/22	114,675
14,000	Eagle Spinco, Inc., 4.625%, 02/15/21	13,615
615,000	Embarq Corp., 7.995%, 06/01/36	672,072
155,000	Emdeon, Inc., 11.000%, 12/31/19	167,787
58,000	Endo Finance LLC, 5.750%, 01/15/22 (e)	59,740
200,000	Endo Ltd./Endo Finance LLC/Endo Finco, Inc., 6.000%, 07/15/23 (e)	208,000
100,000	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	97,750
	Energy Transfer Equity LP,
52,000	5.875%, 01/15/24	52,910
60,000	7.500%, 10/15/20	67,200
75,000	EnerSys, 5.000%, 04/30/23 (e)	73,312
42,000	Entegris, Inc., 6.000%, 04/01/22 (e)	43,050
11,000	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	11,110
	EP Energy LLC/Everest Acquisition Finance, Inc.,
31,000	6.375%, 06/15/23 (e)	28,985
172,000	7.750%, 09/01/22	171,570
33,000	9.375%, 05/01/20	34,072
	Equinix, Inc.,
123,000	5.375%, 01/01/22	124,845
47,000	5.375%, 04/01/23	47,465
3,000	5.750%, 01/01/25	3,015
50,000	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	48,687
25,000	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22	22,375
200,000	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	216,750

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
20,000	FelCor Lodging LP, 6.000%, 06/01/25 (e)	20,600
156,000	Ferrellgas LP/Ferrellgas Finance Corp., 6.750%, 06/15/23 (e)	156,390
55,000	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	57,750
	First Data Corp.,
13,000	6.750%, 11/01/20 (e)	13,748
6,000	7.375%, 06/15/19 (e)	6,259
70,000	8.250%, 01/15/21 (e)	74,112
7,000	8.750%, 01/15/22 (e)	7,420
4,000	10.625%, 06/15/21	4,460
200,000	11.250%, 01/15/21	222,000
177,000	11.750%, 08/15/21	200,895
25,000	12.625%, 01/15/21	28,937
	Freescale Semiconductor, Inc.,
5,000	5.000%, 05/15/21 (e)	5,078
22,000	6.000%, 01/15/22 (e)	22,990
	Fresenius Medical Care U.S. Finance II, Inc.,
5,000	4.125%, 10/15/20 (e)	5,100
60,000	4.750%, 10/15/24 (e)	60,000
110,000	5.875%, 01/31/22 (e)	118,800
	Fresenius Medical Care U.S. Finance, Inc.,
15,000	5.750%, 02/15/21 (e)	16,088
25,000	6.500%, 09/15/18 (e)	27,625
	Frontier Communications Corp.,
150,000	8.500%, 04/15/20	155,250
134,000	9.250%, 07/01/21	139,360
50,000	FTI Consulting, Inc., 6.000%, 11/15/22	52,750
35,000	FTS International, Inc., VAR, 7.783%, 06/15/20 (e)	33,625
25,000	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	22,188
	Genesis Energy LP/Genesis Energy Finance Corp.,
7,000	5.625%, 06/15/24	6,492
50,000	5.750%, 02/15/21	48,750
27,000	6.000%, 05/15/23	25,718
30,000	6.750%, 08/01/22	29,925
	GenOn Energy, Inc.,
40,000	7.875%, 06/15/17	40,300
3,000	9.875%, 10/15/20	2,993
	Global Partners LP/GLP Finance Corp.,
3,000	6.250%, 07/15/22	2,813
250,000	7.000%, 06/15/23 (e)	240,625
125,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	130,241
40,000	Goodman Networks, Inc., 12.125%, 07/01/18	30,300
100,000	Goodyear Tire & Rubber Co. (The), 6.500%, 03/01/21	105,875
	Graphic Packaging International, Inc.,
35,000	4.750%, 04/15/21	35,737
25,000	4.875%, 11/15/22	25,062
190,000	Gray Television, Inc., 7.500%, 10/01/20	201,163
25,000	Greif, Inc., 6.750%, 02/01/17	26,250
6,000	Griffon Corp., 5.250%, 03/01/22	5,850
4,000	Guitar Center, Inc., 6.500%, 04/15/19 (e)	3,630
135,000	H&E Equipment Services, Inc., 7.000%, 09/01/22	134,325
85,000	Halcon Resources Corp., 9.250%, 02/15/22	42,500
150,000	Halyard Health, Inc., 6.250%, 10/15/22 (e)	156,750
110,000	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	104,500
	Harland Clarke Holdings Corp.,
5,000	9.250%, 03/01/21 (e)	4,506
15,000	9.750%, 08/01/18 (e)	15,600
20,000	HCA Holdings, Inc., 6.250%, 02/15/21	21,900
	HCA, Inc.,
24,000	3.750%, 03/15/19	24,345
95,000	4.250%, 10/15/19	97,791
55,000	4.750%, 05/01/23	56,444
61,000	5.000%, 03/15/24	63,516
30,000	5.250%, 04/15/25	31,575
146,000	5.375%, 02/01/25	149,285
65,000	5.875%, 03/15/22	71,256
36,000	5.875%, 05/01/23	38,700
75,000	6.500%, 02/15/20	83,859
132,000	7.500%, 02/15/22	153,780
5,000	8.000%, 10/01/18	5,775
	HD Supply, Inc.,
10,000	5.250%, 12/15/21 (e)	10,300
140,000	7.500%, 07/15/20	149,450
19,000	Headwaters, Inc., 7.250%, 01/15/19	19,665
15,000	HealthSouth Corp., 5.750%, 11/01/24	15,150
145,000	Hecla Mining Co., 6.875%, 05/01/21	126,331
122,000	Hertz Corp. (The), 7.375%, 01/15/21	127,185
	Hexion, Inc.,
230,000	6.625%, 04/15/20	210,738

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
28,000	10.000%, 04/15/20	28,630
	Hiland Partners LP/Hiland Partners Finance Corp.,
28,000	5.500%, 05/15/22 (e)	28,875
24,000	7.250%, 10/01/20 (e)	25,890
	Hilcorp Energy I LP/Hilcorp Finance Co.,
229,000	5.000%, 12/01/24 (e)	212,970
60,000	5.750%, 10/01/25 (e)	57,000
60,000	7.625%, 04/15/21 (e)	61,800
20,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	20,825
25,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	25,185
	Hologic, Inc.,
63,000	5.250%, 07/15/22 (e)	65,048
25,000	6.250%, 08/01/20	25,781
200,000	Horizon Pharma Financing, Inc., 6.625%, 05/01/23 (e)	210,000
50,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)	51,375
	Huntsman International LLC,
20,000	4.875%, 11/15/20	19,600
15,000	5.125%, 11/15/22 (e)	14,475
400,000	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	416,500
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
35,000	4.875%, 03/15/19	36,094
100,000	5.875%, 02/01/22	103,500
	iHeartCommunications, Inc.,
370,000	9.000%, 12/15/19	355,662
30,000	9.000%, 03/01/21	27,150
25,000	IHS, Inc., 5.000%, 11/01/22 (e)	25,031
260,000	ILFC E-Capital Trust I, VAR, 4.690%, 12/21/65 (e)	253,500
100,000	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	98,000
8,000	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e)(v)	7,860
20,000	Infor U.S., Inc., 6.500%, 05/15/22 (e)	20,450
65,000	Ingles Markets, Inc., 5.750%, 06/15/23	66,300
22,000	Interactive Data Corp., 5.875%, 04/15/19 (e)	22,303
	International Lease Finance Corp.,
130,000	4.625%, 04/15/21	132,759
236,000	8.250%, 12/15/20	282,610
40,000	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	41,600
34,000	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	35,530
164,000	Iron Mountain, Inc., 5.750%, 08/15/24	165,230
	Isle of Capri Casinos, Inc.,
50,000	5.875%, 03/15/21	51,875
100,000	8.875%, 06/15/20	108,000
165,000	Italics Merger Sub, Inc., 7.125%, 07/15/23 (e)	162,113
4,000	J.C. Penney Corp., Inc., 8.125%, 10/01/19	3,980
	JBS USA LLC/JBS USA Finance, Inc.,
243,000	5.750%, 06/15/25 (e)	240,799
471,000	5.875%, 07/15/24 (e)	476,876
140,000	7.250%, 06/01/21 (e)	146,687
75,000	8.250%, 02/01/20 (e)	79,502
30,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	27,300
60,000	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	42,000
10,000	K. Hovnanian Enterprises, Inc., 11.875%, 10/15/15 (i)	10,075
44,000	Kennedy-Wilson, Inc., 5.875%, 04/01/24	43,615
65,000	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	69,144
60,000	L Brands, Inc., 5.625%, 02/15/22	64,425
	Lamar Media Corp.,
50,000	5.000%, 05/01/23	49,875
30,000	5.875%, 02/01/22	31,275
15,000	Landry’s, Inc., 9.375%, 05/01/20 (e)	16,088
	Lennar Corp.,
15,000	4.500%, 06/15/19	15,487
25,000	4.500%, 11/15/19	25,844
85,000	4.750%, 05/30/25	82,663
60,000	6.950%, 06/01/18	65,700
5,000	Series B, 12.250%, 06/01/17	5,850
90,000	Level 3 Communications, Inc., 5.750%, 12/01/22	90,675
	Level 3 Financing, Inc.,
34,000	5.125%, 05/01/23 (e)	33,065
121,000	5.375%, 05/01/25 (e)	117,824
3,000	5.625%, 02/01/23 (e)	3,030
54,000	6.125%, 01/15/21	56,632
66,000	7.000%, 06/01/20	69,630
28,000	8.625%, 07/15/20	29,890

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
5,000	VAR, 3.914%, 01/15/18	5,050
75,000	Levi Strauss & Co., 5.000%, 05/01/25	72,375
26,000	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	30,810
9,000	LifePoint Health, Inc., 5.500%, 12/01/21	9,338
	LIN Television Corp.,
290,000	5.875%, 11/15/22 (e)	295,075
50,000	6.375%, 01/15/21	51,375
10,000	Live Nation Entertainment, Inc., 5.375%, 06/15/22 (e)	10,025
5,000	Louisiana-Pacific Corp., 7.500%, 06/01/20	5,300
56,000	M/I Homes, Inc., 8.625%, 11/15/18	57,680
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
218,000	4.500%, 07/15/23	212,005
28,000	4.875%, 12/01/24	27,300
197,000	4.875%, 06/01/25	191,583
48,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	46,080
	Masco Corp.,
61,000	4.450%, 04/01/25	61,153
4,000	5.950%, 03/15/22	4,420
200,000	MasTec, Inc., 4.875%, 03/15/23	174,500
	Mercer International, Inc.,
98,000	7.000%, 12/01/19	101,675
95,000	7.750%, 12/01/22	100,463
90,000	Meritage Homes Corp., 7.000%, 04/01/22	95,850
	MGM Resorts International,
90,000	6.000%, 03/15/23	91,575
350,000	6.625%, 12/15/21	369,688
265,000	7.750%, 03/15/22	294,150
45,000	11.375%, 03/01/18	53,100
50,000	Michaels Stores, Inc., 5.875%, 12/15/20 (e)	52,500
	Micron Technology, Inc.,
20,000	5.250%, 08/01/23 (e)	19,250
116,000	5.250%, 01/15/24 (e)	111,360
28,000	5.500%, 02/01/25 (e)	27,125
14,000	5.625%, 01/15/26 (e)	13,405
17,000	5.875%, 02/15/22	17,340
70,000	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	72,275
	Momentive Performance Materials, Inc.,
35,000	3.880%, 10/24/21	30,363
35,000	8.875%, 10/15/20 (d) (i)	—
338,000	MPG Holdco I, Inc., 7.375%, 10/15/22	359,142
250,000	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	258,750
89,000	MSCI, Inc., 5.250%, 11/15/24 (e)	90,753
4,000	Murphy Oil USA, Inc., 6.000%, 08/15/23	4,150
2,000	Mustang Merger Corp., 8.500%, 08/15/21 (e)	2,080
98,000	National Financial Partners Corp., 9.000%, 07/15/21 (e)	98,245
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
15,000	6.500%, 07/01/21	14,006
98,000	6.500%, 06/01/22	89,180
45,000	7.875%, 10/01/20	44,325
	Navient Corp.,
40,000	5.875%, 03/25/21	37,500
4,000	7.250%, 01/25/22	3,950
61,000	8.000%, 03/25/20	63,440
23,000	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	22,655
	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc.,
205,000	7.375%, 01/15/22 (e)	174,763
5,000	8.125%, 02/15/19	3,950
105,000	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	98,700
65,000	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	68,575
16,000	NCR Corp., 6.375%, 12/15/23	16,860
100,000	Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)	106,000
	Netflix, Inc.,
100,000	5.500%, 02/15/22 (e)	104,000
115,000	5.750%, 03/01/24	120,175
10,000	5.875%, 02/15/25 (e)	10,500
	New Albertsons, Inc.,
60,000	Series C, 6.625%, 06/01/28	52,800
58,000	7.450%, 08/01/29	57,275
6,000	7.750%, 06/15/26	5,880
22,000	8.000%, 05/01/31	22,110
18,000	8.700%, 05/01/30	18,540

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Newfield Exploration Co.,
50,000	5.375%, 01/01/26	48,000
50,000	5.625%, 07/01/24	49,000
10,000	5.750%, 01/30/22	9,900
	Nexstar Broadcasting, Inc.,
35,000	6.125%, 02/15/22 (e)	35,875
25,000	6.875%, 11/15/20	26,500
2,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19	1,948
258,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	255,743
	Noble Energy, Inc.,
75,000	5.625%, 05/01/21	79,484
33,000	5.875%, 06/01/22	35,404
21,000	5.875%, 06/01/24	22,787
	NRG Energy, Inc.,
100,000	6.250%, 05/01/24	98,250
11,000	6.625%, 03/15/23	11,165
113,000	7.875%, 05/15/21	119,003
30,000	8.250%, 09/01/20	31,245
50,000	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	50,750
40,000	NWH Escrow Corp., 7.500%, 08/01/21 (e)	37,000
40,000	Oasis Petroleum, Inc., 6.875%, 03/15/22	36,800
85,000	Olin Corp., 5.500%, 08/15/22	86,275
	Omnicare, Inc.,
10,000	4.750%, 12/01/22	10,563
10,000	5.000%, 12/01/24	10,600
2,000	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	2,080
2,000	Orbital ATK, Inc., 5.250%, 10/01/21	2,050
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
33,000	5.250%, 02/15/22	33,165
55,000	5.625%, 02/15/24 (e)	56,100
5,000	5.875%, 03/15/25	5,137
	Owens-Brockway Glass Container, Inc.,
5,000	5.000%, 01/15/22 (e)	5,000
5,000	5.375%, 01/15/25 (e)	4,963
30,000	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	31,838
75,000	Parker Drilling Co., 6.750%, 07/15/22	61,875
17,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23 (e)	16,958
	Peabody Energy Corp.,
23,000	6.250%, 11/15/21	6,497
61,000	10.000%, 03/15/22 (e)	30,958
75,000	Penn Virginia Corp., 8.500%, 05/01/20	35,250
129,000	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	131,903
50,000	Pioneer Energy Services Corp., 6.125%, 03/15/22	34,750
24,000	Plantronics, Inc., 5.500%, 05/31/23 (e)	24,360
11,000	Platform Specialty Products Corp., 6.500%, 02/01/22 (e)	11,385
	PolyOne Corp.,
250,000	5.250%, 03/15/23	248,125
25,000	7.375%, 09/15/20	26,038
300,000	Post Holdings, Inc., 6.750%, 12/01/21 (e)	302,250
5,000	Prestige Brands, Inc., 5.375%, 12/15/21 (e)	5,050
35,000	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	31,675
15,000	PVH Corp., 4.500%, 12/15/22	15,113
	QEP Resources, Inc.,
90,000	5.250%, 05/01/23	83,250
140,000	5.375%, 10/01/22	130,900
50,000	6.875%, 03/01/21	50,250
10,000	Quad/Graphics, Inc., 7.000%, 05/01/22	9,650
129,000	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	124,808
20,000	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	20,287
	Qwest Capital Funding, Inc.,
7,000	6.875%, 07/15/28	6,808
71,000	7.750%, 02/15/31	70,911
25,000	Qwest Corp., 7.250%, 09/15/25	28,625
56,000	R.R. Donnelley & Sons Co., 7.625%, 06/15/20	63,560
25,000	Radio Systems Corp., 8.375%, 11/01/19 (e)	26,438
122,000	Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)	119,255
	Range Resources Corp.,
95,000	5.000%, 03/15/23	93,100
10,000	6.750%, 08/01/20	10,338
15,000	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	15,675
	Regal Entertainment Group,
115,000	5.750%, 03/15/22	117,875
50,000	5.750%, 06/15/23	50,375

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
100,000	5.750%, 02/01/25	97,125
	Regency Energy Partners LP/Regency Energy Finance Corp.,
50,000	4.500%, 11/01/23	47,357
25,000	5.000%, 10/01/22	25,041
50,000	5.500%, 04/15/23	50,125
9,000	5.875%, 03/01/22	9,532
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
200,000	5.750%, 10/15/20	207,000
100,000	8.250%, 02/15/21	103,750
40,000	RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23 (e)	39,800
87,000	Rice Energy, Inc., 7.250%, 05/01/23 (e)	85,478
	Rite Aid Corp.,
201,000	6.125%, 04/01/23 (e)	208,789
5,000	6.750%, 06/15/21	5,313
10,000	9.250%, 03/15/20	10,864
32,000	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	33,440
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
3,000	5.625%, 07/15/22	2,895
20,455	5.625%, 11/15/23 (e)	19,432
	Sabine Pass Liquefaction LLC,
123,000	5.625%, 03/01/25 (e)	121,155
100,000	5.750%, 05/15/24	99,438
200,000	6.250%, 03/15/22	206,000
33,000	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	32,835
	Sally Holdings LLC/Sally Capital, Inc.,
75,000	5.500%, 11/01/23	78,000
25,000	5.750%, 06/01/22	26,063
228,000	SBA Communications Corp., 4.875%, 07/15/22	224,580
	Scientific Games International, Inc.,
40,000	7.000%, 01/01/22 (e)	41,450
220,000	10.000%, 12/01/22	213,675
	Sealed Air Corp.,
5,000	4.875%, 12/01/22 (e)	5,019
75,000	5.125%, 12/01/24 (e)	75,937
16,000	SemGroup Corp., 7.500%, 06/15/21	16,640
130,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	132,275
50,000	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	53,063
	Service Corp. International,
20,000	7.000%, 06/15/17	21,600
80,000	8.000%, 11/15/21	93,200
40,000	SESI LLC, 7.125%, 12/15/21	41,600
20,000	Seventy Seven Operating LLC, 6.625%, 11/15/19	14,550
110,000	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	121,000
30,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	29,325
	Sinclair Television Group, Inc.,
10,000	5.375%, 04/01/21	10,175
200,000	5.625%, 08/01/24 (e)	196,750
115,000	6.125%, 10/01/22	118,737
5,000	6.375%, 11/01/21	5,213
	Sirius XM Radio, Inc.,
11,000	4.250%, 05/15/20 (e)	10,959
2,000	4.625%, 05/15/23 (e)	1,925
5,000	5.375%, 04/15/25 (e)	4,988
4,000	5.750%, 08/01/21 (e)	4,160
105,000	5.875%, 10/01/20 (e)	110,250
133,000	6.000%, 07/15/24 (e)	138,652
	SITEL LLC/Sitel Finance Corp.,
71,000	11.000%, 08/01/17 (e)	73,485
107,000	11.500%, 04/01/18	108,605
120,000	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	123,600
	SM Energy Co.,
208,000	5.000%, 01/15/24	190,320
26,000	5.625%, 06/01/25	24,570
140,000	6.500%, 01/01/23	140,350
	Smithfield Foods, Inc.,
10,000	5.250%, 08/01/18 (e)	10,215
100,000	5.875%, 08/01/21 (e)	104,375
50,000	6.625%, 08/15/22	53,447
5,000	7.750%, 07/01/17	5,494
	Spectrum Brands, Inc.,
273,000	5.750%, 07/15/25 (e)	281,135
14,000	6.125%, 12/15/24 (e)	14,546
40,000	6.625%, 11/15/22	42,800
10,000	Speedway Motorsports, Inc., 5.125%, 02/01/23	9,900

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Sprint Capital Corp.,
51,000	6.875%, 11/15/28	43,222
177,000	6.900%, 05/01/19	173,460
203,000	8.750%, 03/15/32	192,089
	Sprint Communications, Inc.,
419,000	7.000%, 03/01/20 (e)	446,235
35,000	7.000%, 08/15/20	33,644
250,000	8.375%, 08/15/17	264,375
	Sprint Corp.,
256,000	7.125%, 06/15/24	234,240
29,000	7.250%, 09/15/21	27,731
43,000	7.625%, 02/15/25	39,883
236,000	7.875%, 09/15/23	226,265
47,000	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23 (e)	48,645
	Standard Pacific Corp.,
35,000	5.875%, 11/15/24	35,963
70,000	8.375%, 01/15/21	82,425
90,000	Station Casinos LLC, 7.500%, 03/01/21	96,075
	Steel Dynamics, Inc.,
40,000	5.125%, 10/01/21	39,900
40,000	5.250%, 04/15/23	39,200
180,000	5.500%, 10/01/24	178,200
15,000	6.375%, 08/15/22	15,638
100,000	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	102,250
40,000	Stone Energy Corp., 7.500%, 11/15/22	31,600
10,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.500%, 06/01/24	9,950
70,000	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23 (e)	69,475
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5,000	5.500%, 08/15/22	4,750
11,000	7.500%, 07/01/21	11,495
15,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e)	14,700
25,000	SunGard Data Systems, Inc., 6.625%, 11/01/19	25,839
	Sunoco LP/Sunoco Finance Corp.,
65,000	5.500%, 08/01/20 (e)	66,138
25,000	6.375%, 04/01/23 (e)	25,687
200,000	SUPERVALU, Inc., 7.750%, 11/15/22	211,500
	Talen Energy Supply LLC,
15,000	4.625%, 07/15/19 (e)	14,550
100,000	6.500%, 06/01/25 (e)	98,000
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
50,000	4.250%, 11/15/23	46,250
20,000	5.000%, 01/15/18 (e)	20,700
25,000	6.875%, 02/01/21	26,000
40,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.875%, 04/15/23 (e)	40,050
	TEGNA, Inc.,
5,000	4.875%, 09/15/21 (e)	5,013
30,000	5.125%, 07/15/20	31,275
50,000	5.500%, 09/15/24 (e)	50,250
70,000	6.375%, 10/15/23	74,025
20,000	Teleflex, Inc., 5.250%, 06/15/24	20,450
	Tenet Healthcare Corp.,
95,000	4.375%, 10/01/21	95,499
83,000	4.500%, 04/01/21	83,415
5,000	4.750%, 06/01/20	5,150
101,000	5.000%, 03/01/19 (e)	102,010
30,000	5.500%, 03/01/19 (e)	30,525
49,000	6.000%, 10/01/20	53,287
5,000	6.250%, 11/01/18	5,463
18,000	6.750%, 02/01/20	19,035
100,000	6.750%, 06/15/23 (e)	104,500
123,000	8.000%, 08/01/20	128,227
193,000	8.125%, 04/01/22	216,523
29,000	Tenneco, Inc., 5.375%, 12/15/24	29,943
64,000	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	63,202
	TerraForm Power Operating LLC,
9,000	5.875%, 02/01/23 (e)	9,084
15,000	6.125%, 06/15/25 (e)	15,038
32,000	Tesoro Corp., 5.125%, 04/01/24	31,862
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
6,000	5.500%, 10/15/19 (e)	6,210
10,000	5.875%, 10/01/20	10,300
25,000	6.125%, 10/15/21	26,063
276,000	6.250%, 10/15/22 (e)	288,420
500,000	Texas Competitive Electric Holdings Co. LLC, VAR, 4.683%, 10/01/20	265,000

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
37,000	Time Warner Cable, Inc., 7.300%, 07/01/38	40,378
	T-Mobile USA, Inc.,
3,000	5.250%, 09/01/18	3,075
121,000	6.000%, 03/01/23	126,143
10,000	6.125%, 01/15/22	10,450
35,000	6.250%, 04/01/21	36,663
81,000	6.375%, 03/01/25	84,949
2,000	6.464%, 04/28/19	2,062
59,000	6.500%, 01/15/24	62,300
14,000	6.625%, 11/15/20	14,560
413,000	6.625%, 04/01/23	439,845
60,000	6.633%, 04/28/21	63,522
7,000	6.731%, 04/28/22	7,420
22,000	6.836%, 04/28/23	23,540
70,000	Tops Holding LLC/Tops Markets II Corp., 8.000%, 06/15/22 (e)	69,475
172,000	Tribune Media Co., 5.875%, 07/15/22 (e)	177,590
31,000	Tronox Finance LLC, 7.500%, 03/15/22 (e)	25,420
10,000	Tutor Perini Corp., 7.625%, 11/01/18	10,225
122,797	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	126,174
10,000	U.S. Concrete, Inc., 8.500%, 12/01/18	10,575
142,000	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	142,000
165,000	Unit Corp., 6.625%, 05/15/21	157,575
	United Rentals North America, Inc.,
25,000	4.625%, 07/15/23	24,656
40,000	5.500%, 07/15/25	38,250
255,000	5.750%, 11/15/24	249,263
48,000	6.125%, 06/15/23	49,440
125,000	Univar U.S.A., Inc., 6.750%, 07/15/23 (e)	125,625
	Universal Health Services, Inc.,
2,000	3.750%, 08/01/19 (e)	2,040
2,000	4.750%, 08/01/22 (e)	2,045
	Univision Communications, Inc.,
300,000	5.125%, 05/15/23 (e)	300,750
325,000	5.125%, 02/15/25 (e)	325,812
103,000	6.750%, 09/15/22 (e)	110,725
5,000	8.500%, 05/15/21 (e)	5,272
	USG Corp.,
9,000	5.500%, 03/01/25 (e)	9,023
65,000	6.300%, 11/15/16	67,827
100,000	USI, Inc., 7.750%, 01/15/21 (e)	100,875
	VeriSign, Inc.,
8,000	4.625%, 05/01/23	7,740
54,000	5.250%, 04/01/25	54,405
	Vulcan Materials Co.,
100,000	4.500%, 04/01/25	99,500
130,000	7.500%, 06/15/21	150,150
10,000	VWR Funding, Inc., 7.250%, 09/15/17	10,300
	W.R. Grace & Co.-Conn,
5,000	5.125%, 10/01/21 (e)	5,050
27,000	5.625%, 10/01/24 (e)	27,540
90,000	WCI Communities, Inc., 6.875%, 08/15/21	93,375
8,000	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	8,180
140,000	West Corp., 5.375%, 07/15/22 (e)	133,000
11,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	11,303
65,000	Whiting Petroleum Corp., 5.000%, 03/15/19	62,400
30,000	Williams Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	31,497
	Windstream Services LLC,
40,000	6.375%, 08/01/23	31,000
135,000	7.500%, 06/01/22	111,038
105,000	7.500%, 04/01/23	85,575
134,000	7.750%, 10/01/21	113,230
30,000	7.875%, 11/01/17	30,375
110,000	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	112,508
	WMG Acquisition Corp.,
100,000	5.625%, 04/15/22 (e)	101,000
55,000	6.750%, 04/15/22 (e)	53,075
	WPX Energy, Inc.,
162,000	5.250%, 09/15/24	138,915
61,000	6.000%, 01/15/22	57,035
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
80,000	5.375%, 03/15/22	80,700
210,000	5.500%, 03/01/25 (e)	202,125
	Zayo Group LLC/Zayo Capital, Inc.,
205,000	6.000%, 04/01/23 (e)	205,664
25,000	6.375%, 05/15/25 (e)	24,719
3,000	10.125%, 07/01/20	3,330
49,000	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	53,655

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	ZF North America Capital, Inc.,
200,000	4.000%, 04/29/20 (e)	201,750
200,000	4.500%, 04/29/22 (e)	197,000
150,000	4.750%, 04/29/25 (e)	146,625

		49,818,394

	Total Corporate Bonds (Cost $61,143,769)	60,076,118

Foreign Government Securities — 11.0%
	Finland — 1.9%
EUR 6,063,000	Republic of Finland, Reg. S, 2.750%, 07/04/28 (e) (m)	8,039,942

	France — 2.5%
EUR 8,718,000	France Government Bond OAT, 1.750%, 11/25/24 (m)	10,339,358

	Germany — 1.5%
EUR 5,870,000	Bundesrepublik Deutschland, 0.500%, 02/15/25 (m)	6,379,810

	Italy — 3.7%
	Italy Buoni Poliennali Del Tesoro,
EUR 5,892,000	3.500%, 11/01/17 (m)	6,952,970
EUR 1,134,000	4.750%, 09/01/44 (e) (m)	1,723,441
EUR 5,015,000	5.500%, 11/01/22 (m)	7,041,074

		15,717,485

	Spain — 0.7%
EUR 2,132,000	Kingdom of Spain, 4.000%, 04/30/20 (e) (m)	2,685,641

	United Kingdom — 0.7%
	United Kingdom Gilt,
GBP 664,900	2.000%, 01/22/16 (m)	1,045,503
GBP 661,400	4.750%, 09/07/15 (m)	1,036,697
GBP 627,600	8.000%, 12/07/15 (m)	1,005,021

		3,087,221

	Total Foreign Government Securities (Cost $46,849,269)	46,249,457

Loan Assignments — 0.1%
	Singapore — 0.0% (g)
3,444	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21	3,448

	United States — 0.1%
4,925	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	4,993
5,534	Axalta Coating Systems U.S. Holdings, Inc., Term Loan B, VAR, 3.750%, 02/01/20	5,525
5,825	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	5,821
59,843	Energy Future Intermediate Holding Co. LLC, 1st Lien Term Loan, VAR, 4.250%, 06/19/16	60,117
48,526	FGI Operating Co. LLC, 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	46,201
30,420	Pinnacle Foods Finance LLC, Tranche G Term Loan, VAR, 3.000%, 04/29/20	30,330
5,000	Rite Aid Corp., 2nd Lien Tranche 1 Term Loan, VAR, 5.750%, 08/21/20	5,044
4,373	Serta Simmons Holdings LLC, Term Loan B, VAR, 4.250%, 10/01/19	4,381
119,048	Staples, Inc., 1st Lien Term Loan B, VAR, 04/21/21 ^	118,997
7,756	Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	7,359
10,000	W&T Offshore, Inc., 2nd Lien Term Loan, VAR, 9.000%, 05/15/20	9,450

		298,218

	Total Loan Assignments (Cost $303,318)	301,666

NUMBER OF CONTRACTS
Options Purchased — 0.3%
	United States — 0.3%
	Call Options Purchased: — 0.3%
210	S&P 500 Index, Expiring 09/18/15 @ 2,125 USD, European Style	448,350
200	S&P 500 Index, Expiring 12/19/15 @ 2,150 USD, European Style	774,000

	Total Options Purchased (Cost $1,751,230)	1,222,350

PRINCIPAL AMOUNT
Preferred Securities — 0.1% (x)
	United States — 0.1%
	Bank of America Corp.,
140,000	Series AA, VAR, 6.100%, 03/17/25 @	139,370
30,000	Series K, VAR, 8.000%, 01/30/18 @	31,740

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — continued
	United States — continued
	Citigroup, Inc.,
30,000	Series O, VAR, 5.875%, 03/27/20 @	30,187
15,000	Series P, VAR, 5.950%, 05/15/25 @	14,625
95,000	VAR, 5.950%, 01/30/23 @	94,169
38,000	Goldman Sachs Group, Inc. (The), Series M, VAR, 5.375%, 05/10/20 @	37,772
30,000	Morgan Stanley, Series J, VAR, 5.550%, 07/15/20 @	29,850

	Total Preferred Securities (Cost $372,840)	377,713

SHARES
Preferred Stocks — 0.4%
	Brazil — 0.1%
41,888	Itau Unibanco Holding S.A.	366,158
33,560	Marcopolo S.A.	22,544

		388,702

	Cayman Islands — 0.0% (g)
85	XLIT Ltd., Series D, VAR, 3.409%, 08/31/15 @	71,692

	Germany — 0.3%
7,767	Henkel AG & Co. KGaA	920,747
1,920	Volkswagen AG	385,100

		1,305,847

	United States — 0.0% (g)
15	Ally Financial, Inc., Series G, 7.000%, 08/31/15 ($1000 par value) (e) @	15,231
625	GMAC Capital Trust I, VAR, 8.125%, 02/15/40 ($25 par value)	16,394

		31,625

	Total Preferred Stocks (Cost $1,936,570)	1,797,866

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 1.1%
4,635,000	U.S. Treasury Note, 0.375%, 01/31/16 (m) (k) (Cost $4,639,454)	4,639,709

SHARES
Short-Term Investment — 12.5%
	Investment Company — 12.5%
52,716,382	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $52,716,382)	52,716,382

	Total Investments — 98.0% (Cost $410,950,171)	413,274,237
	Other Assets in Excess of Liabilities — 2.0% (c)	8,262,595

	NET ASSETS — 100.0%	$421,536,832

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	11.2%
Banks	6.5
Asset-Backed Securities	5.5
Non-Agency CMO	4.9
Pharmaceuticals	3.9
Oil, Gas & Consumable Fuels	3.7
Insurance	2.8
Media	2.4
Diversified Telecommunication Services	2.2
Health Care Providers & Services	2.1
Automobiles	1.7
Hotels, Restaurants & Leisure	1.5
Chemicals	1.5
Specialty Retail	1.5
IT Services	1.5
Wireless Telecommunication Services	1.4
Beverages	1.4
Metals & Mining	1.4
Food & Staples Retailing	1.4
Food Products	1.4
Internet Software & Services	1.3
Capital Markets	1.2
U.S. Treasury Note	1.1
Software	1.1
Electric Utilities	1.1
Semiconductors & Semiconductor Equipment	1.1
Trading Companies & Distributors	1.1
Biotechnology	1.0
Others (each less than 1.0%)	18.3
Short-Term Investment	12.8

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
125	TOPIX Index	09/10/15	JPY	16,742,647	146,391
38	10 Year Australian Government Bond	09/15/15	AUD	3,549,584	85,136
31	E-mini Russell 2000	09/18/15	USD	3,829,120	(72,847)
188	E-mini S&P 500	09/18/15	USD	19,724,960	350,819
204	Euro STOXX 50 Index	09/18/15	EUR	8,061,067	249,923
10	FTSE 100 Index	09/18/15	GBP	1,039,122	1
123	U.S. Long Bond	09/21/15	USD	19,180,313	219,968
29	U.S. Ultra Bond	09/21/15	USD	4,626,406	91,989
	Short Futures Outstanding
(77)	FTSE 100 Index	09/18/15	GBP	(8,001,238)	41,035
(638)	Mini MSCI Emerging Markets Index	09/18/15	USD	(28,710,000)	1,736,850
(143)	10 Year Canadian Government Bond	09/21/15	CAD	(15,644,333)	(418,804)
(281)	2 Year U.S. Treasury Note	09/30/15	USD	(61,556,562)	(125,544)
(57)	5 Year U.S. Treasury Note	09/30/15	USD	(6,831,094)	(29,073)

					2,275,844

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
284,644	CAD
197,209	for EUR	BNP Paribas	09/29/15	216,754	#	217,564	#	810
52,147,975	JPY
380,407	for EUR	Merrill Lynch International	09/29/15	418,106	#	421,107	#	3,001
341,768	AUD	BNP Paribas	09/29/15	263,752		249,031		(14,721)
619,967	AUD	Goldman Sachs International	09/29/15	450,734		451,742		1,008
232,713	CAD	Royal Bank of Canada	09/29/15	185,482		177,871		(7,611)
443,627	CHF	BNP Paribas	09/29/15	462,755		460,001		(2,754)
307,790	CHF	Deutsche Bank AG	09/29/15	317,424		319,151		1,727
440,955	CHF	Royal Bank of Canada	09/29/15	475,421		457,230		(18,191)
182,203	EUR	BNP Paribas	09/29/15	201,500		200,260		(1,240)
151,451	EUR	Citibank, N.A.	09/29/15	168,298		166,460		(1,838)
910,367	EUR	Deutsche Bank AG	09/29/15	1,007,331		1,000,587		(6,744)
1,221,637	EUR	Goldman Sachs International	09/29/15	1,364,477		1,342,705		(21,772)
436,368	EUR	HSBC Bank, N.A.	09/29/15	483,337		479,614		(3,723)
1,058,461	EUR	Royal Bank of Canada	09/29/15	1,178,146		1,163,359		(14,787)
739,248	EUR	Societe Generale	09/29/15	806,355		812,510		6,155
622,194	EUR	State Street Corp.	09/29/15	682,559		683,855		1,296
569,902	GBP	BNP Paribas	09/29/15	889,390		889,630		240
429,401	GBP	Citibank, N.A.	09/29/15	674,780		670,305		(4,475)
320,428	GBP	Deutsche Bank AG	09/29/15	500,188		500,196		8
403,624	GBP	Merrill Lynch International	09/29/15	624,961		630,066		5,105
232,864	GBP	Standard Chartered Bank	09/29/15	369,906		363,507		(6,399)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
57,931	GBP	Westpac Banking Corp.	09/29/15	90,338	90,431	93
83,651,428	JPY	Barclays Bank plc	09/29/15	683,287	675,505	(7,782)
51,431,378	JPY	BNP Paribas	09/29/15	418,211	415,321	(2,890)
69,131,128	JPY	Deutsche Bank AG	09/29/15	556,494	558,250	1,756
63,272,582	JPY	Goldman Sachs International	09/29/15	514,002	510,941	(3,061)
				14,003,988	13,907,199	(96,789)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
379,886	AUD	Barclays Bank plc	09/29/15	280,098	276,806	3,292
3,260,723	AUD	Goldman Sachs International	09/29/15	2,506,735	2,375,943	130,792
498,328	AUD	Merrill Lynch International	09/29/15	377,039	363,109	13,930
260,968	CAD	BNP Paribas	09/29/15	208,613	199,467	9,146
138,531	CAD	Citibank, N.A.	09/29/15	108,778	105,885	2,893
117,858	CAD	Credit Suisse International	09/29/15	95,583	90,083	5,500
4,489,545	CHF	Goldman Sachs International	09/29/15	4,829,263	4,655,250	174,013
894,585	CHF	Royal Bank of Canada	09/29/15	928,085	927,603	482
4,145,137	DKK	BNP Paribas	09/29/15	626,016	610,850	15,166
73,264	EUR	BNP Paribas	09/29/15	81,127	80,524	603
1,954,754	EUR	Citibank, N.A.	09/29/15	2,159,208	2,148,477	10,731
4,111,442	EUR	Deutsche Bank AG	09/29/15	4,580,658	4,518,899	61,759
2,387,349	EUR	Merrill Lynch International	09/29/15	2,631,906	2,623,944	7,962
44,530,441	EUR	Royal Bank of Canada	09/29/15	49,988,866	48,943,556	1,045,310
1,958,694	EUR	Societe Generale	09/29/15	2,133,525	2,152,807	(19,282)
2,452,151	EUR	Standard Chartered Bank	09/29/15	2,722,655	2,695,168	27,487
452,540	EUR	State Street Corp.	09/29/15	500,303	497,388	2,915
2,035,786	GBP	BNP Paribas	09/29/15	3,209,861	3,177,910	31,951
5,145,714	GBP	Citibank, N.A.	09/29/15	8,116,869	8,032,579	84,290
881,969	GBP	HSBC Bank, N.A.	09/29/15	1,377,067	1,376,774	293
1,405,120	GBP	Merrill Lynch International	09/29/15	2,189,063	2,193,425	(4,362)
1,436,050	GBP	Standard Chartered Bank	09/29/15	2,254,445	2,241,708	12,737
7,148,545	HKD	Royal Bank of Canada	09/29/15	921,968	922,064	(96)
4,321,541	HKD	State Street Corp.	09/29/15	557,473	557,420	53
47,000,000	JPY	Australia and New Zealand Banking Group Limited	09/29/15	382,176	379,536	2,640
193,473,399	JPY	BNP Paribas	09/29/15	1,575,841	1,562,344	13,497
336,692,690	JPY	Goldman Sachs International	09/29/15	2,721,753	2,718,874	2,879
1,154,484,026	JPY	Royal Bank of Canada	09/29/15	9,343,300	9,322,733	20,567
1,016,249	NOK	Deutsche Bank AG	09/29/15	130,301	124,253	6,048
5,996,171	SEK	Deutsche Bank AG	09/29/15	733,906	695,832	38,074
2,830,813	SEK	Goldman Sachs International	09/29/15	347,846	328,505	19,341
1,779,452	SEK	Merrill Lynch International	09/29/15	207,591	206,498	1,093
405,329	SGD	Royal Bank of Canada	09/29/15	302,497	294,958	7,539
				109,130,415	107,401,172	1,729,243

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at July 31, 2015 of the currency being sold, and the value at July 31, 2015 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of July 31, 2015. The rate may be subject to a cap and floor.
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
NOK	—	Norwegian Krone
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2015.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2015.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts or centrally cleared swaps.
(l)	—	The rate shown is the current yield as of July 31, 2015.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(u)	—	Security represents the underlying bond on an inverse floating rate security.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as off July 31, 2015.
^	—	All or a portion of the security is unsettled as of July 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of July 31, 2015.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $114,474,593 and 27.7%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,271,242
Aggregate gross unrealized depreciation	(8,947,176)

Net unrealized appreciation/depreciation	$2,324,066

Federal income tax cost of investments	$410,950,171

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at July 31, 2015.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
United States	$—	$—	$22,876,814	$22,876,814
Collateralized Mortgage Obligations
Non-Agency CMO	—	19,716,884	442,138	20,159,022
Common Stocks
Australia	40,178	5,385,674	—	5,425,852
Belgium	—	448,304	—	448,304
Bermuda	462,951	—	—	462,951
Brazil	2,342,590	—	—	2,342,590
Canada	1,490,339	—	—	1,490,339
Chile	245,914	—	—	245,914
China	887,201	1,701,477	—	2,588,678
Denmark	—	1,740,420	—	1,740,420
Finland	412,027	1,126,663	—	1,538,690
France	—	10,696,874	—	10,696,874
Germany	—	7,203,474	—	7,203,474
Hong Kong	746,661	3,882,292	—	4,628,953
India	4,249,222	25,308	—	4,274,530
Indonesia	—	1,200,506	—	1,200,506
Ireland	426,577	1,026,185	—	1,452,762
Israel	637,919	—	—	637,919
Italy	—	2,205,796	—	2,205,796
Japan	—	21,793,420	—	21,793,420
Luxembourg	—	378,648	—	378,648
Malaysia	233,495	—	—	233,495
Mexico	759,066	—	—	759,066
Netherlands	627,040	4,493,648	—	5,120,688

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
New Zealand	$—	$259,325	$—	$259,325
Norway	—	515,377	—	515,377
Panama	101,210	—	—	101,210
Peru	309,965	—	—	309,965
Portugal	—	522,982	—	522,982
Russia	364,525	1,382,589	—	1,747,114
Singapore	449,503	844,309	—	1,293,812
South Africa	168,252	4,376,933	—	4,545,185
South Korea	—	1,244,955	—	1,244,955
Spain	—	2,720,459	—	2,720,459
Sweden	—	2,223,951	—	2,223,951
Switzerland	413,585	9,617,698	—	10,031,283
Taiwan	1,211,407	876,515	—	2,087,922
Thailand	904,293	395,589	—	1,299,882
Turkey	—	498,113	—	498,113
United Kingdom	1,126,722	19,954,553	—	21,081,275
United States	75,504,461	—	—	75,504,461

Total Common Stocks	94,115,103	108,742,037	—	202,857,140

Corporate Bonds
Australia	—	29,925	—	29,925
Bahamas	—	123,113	—	123,113
Bermuda	—	318,270	—	318,270
Canada	—	3,260,412	—	3,260,412
Cayman Islands	—	475,638	—	475,638
Finland	—	59,675	—	59,675
France	—	407,000	—	407,000
Ireland	—	305,062	—	305,062
Japan	—	200,750	—	200,750
Liberia	—	16,709	—	16,709
Luxembourg	—	2,681,053	—	2,681,053
Mexico	—	392,000	—	392,000
Netherlands	—	620,568	—	620,568
Singapore	—	213,124	—	213,124
Spain	—	164,250	—	164,250
United Kingdom	—	990,175	—	990,175
United States	—	49,808,319	10,075	49,818,394

Total Corporate Bonds	—	60,066,043	10,075	60,076,118

Foreign Government Securities	—	46,249,457	—	46,249,457
Loan Assignments
Singapore	—	3,448	—	3,448
United States	—	298,218	—	298,218

Total Loan Assignments	—	301,666	—	301,666

Options Purchased
Call Options Purchased	1,222,350	—	—	1,222,350
Preferred Securities
United States	—	377,713	—	377,713
Preferred Stocks
Brazil	388,702	—	—	388,702
Cayman Islands	71,692	—	—	71,692
Germany	—	1,305,847	—	1,305,847
United States	31,625	—	—	31,625

Total Preferred Stocks	492,019	1,305,847	—	1,797,866

U.S. Treasury Obligation	—	4,639,709	—	4,639,709
Short-Term Investment
Investment Company	52,716,382	—	—	52,716,382

Total Investments in Securities	$148,545,854	$241,399,356	$23,329,027	$413,274,237

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,774,182	$—	$1,774,182
Futures Contracts	2,922,112	—	—	2,922,112

Total Appreciation in Other Financial Instruments	$2,922,112	$1,774,182	$—	$4,696,294

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(141,728)	$—	$(141,728)
Futures Contracts	(646,268)	—	—	(646,268)

Total Depreciation in Other Financial Instruments	$(646,268)	$(141,728)	$—	$(787,996)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

There were no transfers between Levels 1 and 2 during the period ended July 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of October 31, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2015
Investments in Securities
Asset-Backed Securities — United States	$5,933,582	$(2,687)	$(29,265)	$28,887	$19,162,152	$(2,215,855)	$—	$—	$22,876,814
Collateralized Mortgage Obligation — United States	—	—	3,179	278	456,108	(17,427)	—	—	442,138
Corporate Bonds — United States	97,863	—	(189)	(499)	—	—	10,763	(97,863)	10,075

Total	$6,031,445	$(2,687)	$(26,275)	$28,666	$19,618,260	$(2,233,282)	$10,763	$(97,863)	$23,329,027

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, or out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to $(26,275).

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at July 31, 2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	23,318,952	Discounted Cash Flow	Constant Prepayment Rate	0.00% — 10.00% (3.76%)
			Constant Default Rate	2.00% — 10.00% (5.65%)
			Yield (Discount Rate of Cash Flows)	2.46% — 8.52% (4.44%)

Asset-Backed Securities	23,318,952

#	The table above does not include level 3 investments that are valued by brokers and pricing services. At July 31, 2015, the value of these investments was $10,075. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts and options, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of July 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.8%
	Australia — 3.3%
283	Goodman Group (m)	1,350
156	Transurban Group	1,136
148	Westfield Corp. (m)	1,085

		3,571

	Denmark — 2.0%
70	Danske Bank A/S	2,177

	Finland — 2.0%
118	UPM-Kymmene OYJ	2,186

	France — 4.0%
38	Accor S.A.	1,854
71	Groupe Eurotunnel SE	1,014
21	Thales S.A.	1,402

		4,270

	Germany — 11.0%
7	Allianz SE	1,216
14	Bayer AG	2,089
6	Continental AG	1,252
23	Daimler AG	2,042
15	Deutsche Boerse AG	1,364
85	Deutsche Wohnen AG	2,100
96	TUI AG	1,652

		11,715

	Hong Kong — 3.0%
130	Cheung Kong Property Holdings Ltd. (a)	1,084
146	CK Hutchison Holdings Ltd.	2,162

		3,246

	Ireland — 1.0%
12	Shire plc	1,108

	Israel — 3.5%
1,044	Bezeq The Israeli Telecommunication Corp., Ltd.	1,925
26	Teva Pharmaceutical Industries Ltd., ADR	1,767

		3,692

	Italy — 1.0%
283	Intesa Sanpaolo S.p.A.	1,091

	Japan — 20.0%
56	Dai-ichi Life Insurance Co., Ltd. (The)	1,129
65	Daiwa House Industry Co., Ltd.	1,627
19	Dentsu, Inc.	1,098
309	Hitachi Ltd.	2,002
63	Japan Airlines Co., Ltd.	2,385
100	Japan Tobacco, Inc. (m)	3,862

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
355	Mitsubishi UFJ Financial Group, Inc.	2,583
75	Nippon Telegraph & Telephone Corp.	2,873
42	Seven & i Holdings Co., Ltd.	1,938
28	Toyota Motor Corp.	1,871

		21,368

	Netherlands — 4.4%
15	ASML Holding N.V.	1,531
186	ING Groep N.V., CVA	3,157

		4,688

	Norway — 3.9%
254	DNB ASA	4,135

	Portugal — 1.0%
102	CTT-Correios de Portugal S.A.	1,047

	Russia — 1.9%
131	MMC Norilsk Nickel PJSC, ADR	2,015

	Spain — 1.2%
51	Ferrovial S.A.	1,251

	Switzerland — 9.7%
28	LafargeHolcim Ltd. (a)	1,954
20	Novartis AG	2,108
11	Roche Holding AG	3,105
48	Wolseley plc	3,207

		10,374

	Taiwan — 2.4%
259	Siliconware Precision Industries Co., Ltd., ADR	1,465
48	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,058

		2,523

	United Kingdom — 22.5%
257	3i Group plc	2,221
208	BAE Systems plc (m)	1,559
43	Berkeley Group Holdings plc	2,249
368	Centrica plc	1,530
60	Compass Group plc	966
386	Direct Line Insurance Group plc	2,200
74	GlaxoSmithKline plc	1,610
145	Hammerson plc (m)	1,490
25	InterContinental Hotels Group plc	1,052
248	ITV plc	1,086
303	Legal & General Group plc	1,233
140	Meggitt plc	1,013
131	UBM plc	1,088

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
549	Vodafone Group plc	2,081
113	WPP plc	2,597

		23,975

	Total Common Stocks (Cost $99,335)	104,432

Short-Term Investment — 4.8%
	Investment Company — 4.8%
5,079	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $5,079)	5,079

	Total Investments — 102.6% (Cost $104,414)	109,511
	Liabilities in Excess of Other Assets — (2.6)%	(2,800)

	NET ASSETS — 100.0%	$106,711

Percentages indicated are based on net assets.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.0%
Pharmaceuticals	10.8
Media	5.4
Insurance	5.3
Hotels, Restaurants & Leisure	5.0
Real Estate Management & Development	4.4
Diversified Telecommunication Services	4.4
Semiconductors & Semiconductor Equipment	3.7
Aerospace & Defense	3.6
Real Estate Investment Trusts (REITs)	3.6
Automobiles	3.6
Tobacco	3.5
Trading Companies & Distributors	2.9
Airlines	2.2
Household Durables	2.1
Capital Markets	2.0
Paper & Forest Products	2.0
Industrial Conglomerates	2.0
Transportation Infrastructure	2.0
Wireless Telecommunication Services	1.9
Metals & Mining	1.8
Electronic Equipment, Instruments & Components	1.8
Construction Materials	1.8
Food & Staples Retailing	1.8
Multi-Utilities	1.4
Diversified Financial Services	1.2
Auto Components	1.1
Construction & Engineering	1.1
Air Freight & Logistics	1.0
Short-Term Investment	4.6

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $100,142,000 and 91.4%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,297
Aggregate gross unrealized depreciation	(2,200)

Net unrealized appreciation/depreciation	$5,097

Federal income tax cost of investments	$104,414

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$3,571	$—	$3,571
Denmark	—	2,177	—	2,177
Finland	—	2,186	—	2,186
France	—	4,270	—	4,270
Germany	—	11,715	—	11,715
Hong Kong	1,084	2,162	—	3,246
Ireland	—	1,108	—	1,108
Israel	1,767	1,925	—	3,692
Italy	—	1,091	—	1,091
Japan	—	21,368	—	21,368
Netherlands	—	4,688	—	4,688
Norway	—	4,135	—	4,135
Portugal	—	1,047	—	1,047
Russia	—	2,015	—	2,015
Spain	—	1,251	—	1,251
Switzerland	—	10,374	—	10,374
Taiwan	2,523	—	—	2,523
United Kingdom	—	23,975	—	23,975

Total Common Stocks	5,374	99,058	—	104,432

Short-Term Investment
Investment Company	5,079	—	—	5,079

Total Investments in Securities	$10,453	$99,058	$—	$109,511

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 91.5%
	Australia — 7.9%
721	Alumina Ltd.	780
182	Base Resources Ltd. (a)	15
83	BHP Billiton plc	1,519
202	Gascoyne Resources Ltd. (a)	11
447	Marengo Mining Ltd. (a) (i)	2
186	Mawson West Ltd. (a)	4
154	OceanaGold Corp., CDI	263
633	Poseidon Nickel Ltd. (a)	31
163	Sarama Resources Ltd. (a) (i)	8
49	Western Areas Ltd.	111
531	World Titanium Resources Ltd. (a) (i)	12

		2,756

	Canada — 29.9%
64	Africa Oil Corp. (a)	97
37	Agnico-Eagle Mines Ltd.	809
11	Alpha Exploration, Inc. (a)	—	(h)
32	B2Gold Corp. (a)	35
74	Barrick Gold Corp.	523
241	Capstone Mining Corp. (a)	169
158	Denison Mines Corp. (a)	82
125	Dundee Precious Metals, Inc. (a)	195
142	First Quantum Minerals Ltd.	1,134
71	Fission 3.0 Corp. (a)	5
317	Fission Uranium Corp. (a)	199
18	Franco-Nevada Corp.	722
91	Goldcorp, Inc.	1,218
71	Gran Tierra Energy, Inc. (a)	157
74	Ivanhoe Mines Ltd., Class A (a)	40
9	Kennady Diamonds, Inc. (a)	25
144	Loncor Resources, Inc. (a) (i)	5
23	Lucara Diamond Corp.	36
514	Lundin Mining Corp. (a)	1,857
28	MEG Energy Corp. (a)	302
32	Mountain Province Diamonds, Inc. (a)	107
125	New Gold, Inc. (a)	275
115	North Arrow Minerals, Inc. (a) (i)	35
222	Panoro Minerals Ltd. (a) (i)	20
90	Parex Resources, Inc. (a)	597
8	Petroamerica Oil Corp. (a)	5
332	Platinum Group Metals Ltd. (a)	98
71	Reservoir Minerals, Inc. (a)	217
19	Seven Generations Energy Ltd., Class A (a)	216
8	Silver Wheaton Corp.	101
52	Teck Resources Ltd., Class B	385
454	Trevali Mining Corp. (a)	284
137	WesternZagros Resources Ltd. (a)	17
44	Whitecap Resources, Inc.	383
39	Yamana Gold, Inc.	78

		10,428

	Chile — 1.2%
47	Antofagasta plc	411

	France — 2.1%
15	TOTAL S.A.	735

	Ireland — 0.1%
807	Kenmare Resources plc (a)	44

	Netherlands — 3.9%
44	Nostrum Oil & Gas plc	355
34	Royal Dutch Shell plc, Class B	990

		1,345

	Norway — 0.9%
319	DNO ASA (a)	297

	Russia — 3.0%
49	MMC Norilsk Nickel OJSC, ADR	755
41	Polymetal International plc	290

		1,045

	Singapore — 0.2%
2	InterOil Corp. (a)	85

	South Africa — 2.5%
304	Petra Diamonds Ltd. (a)	713
408	Sierra Rutile Ltd. (a) (i)	156

		869

	Sweden — 5.2%
35	Boliden AB	652
81	Lundin Petroleum AB (a)	1,180

		1,832

	Switzerland — 4.4%
181	Ferrexpo plc	164
429	Glencore plc (a)	1,390

		1,554

	United Kingdom — 13.4%
96	Acacia Mining plc	360
743	Amara Mining plc (a)	120
830	Amerisur Resources plc (a)	433
65	BG Group plc	1,104
300	Firestone Diamonds plc (a) (i)	132
56	Gem Diamonds Ltd.	113
139	President Energy plc (a)	25
10	Randgold Resources Ltd., ADR	609

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
45	Rio Tinto plc	1,735
1,335	Sable Mining Africa Ltd. (a)	10
345	Tethys Petroleum Ltd. (a)	45

		4,686

	United States — 16.8%
64	Alcoa, Inc.	634
18	Anadarko Petroleum Corp.	1,354
87	BNK Petroleum, Inc. (a)	33
7	Cabot Oil & Gas Corp.	173
13	EOG Resources, Inc.	1,002
83	Freeport-McMoRan, Inc.	977
18	Newmont Mining Corp.	302
13	Occidental Petroleum Corp.	927
50	Stillwater Mining Co. (a)	476

		5,878

	Total Common Stocks (Cost $49,103)	31,965

NUMBER OF WARRANTS
Warrant — 0.0% (g)
	Canada — 0.0% (g)
19	HudBay Minerals, Inc., expiring 07/20/18 (Strike Price CAD15.00) (a) (Cost $–)	8

SHARES
Short-Term Investment — 8.4%
	Investment Company — 8.4%
2,940	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $2,940)	2,940

	Total Investments — 99.9% (Cost $52,043)	34,913
	Other Assets in Excess of Liabilities — 0.1%	18

	NET ASSETS — 100.0%	$34,931

Percentages indicated are based on net assets.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Diversified Metals & Mining	34.2%
Oil & Gas Exploration & Production	16.2
Gold Mining	15.3
Oil, Gas & Consumable Fuels	14.7
Precious Metals & Minerals	10.7
Others (each less than 1.0%)	0.5
Short-Term Investment	8.4

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
CDI	—	CHESS Depositary Interest
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid and may be difficult to sell.
(l)	—	The rate shown is the current yield as of July 31, 2015.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $15,002,964 and 43.0%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$343
Aggregate gross unrealized depreciation	(17,473)

Net unrealized appreciation/depreciation	$(17,130)

Federal income tax cost of investments	$52,043

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each investment company’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Global Natural Resources Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$46	$2,688	$22		$2,756
Canada	10,270	97	61		10,428
Chile	—	411	—		411
France	—	735	—		735
Ireland	44	—	—		44
Netherlands	355	990	—		1,345
Norway	—	297	—		297
Russia	—	1,045	—		1,045
Singapore	85	—	—		85
South Africa	—	713	156		869
Sweden	—	1,832	—		1,832
Switzerland	164	1,390	—		1,554
United Kingdom	922	3,632	132		4,686
United States	5,878	—	—		5,878

Total Common Stocks	17,764	13,830	371		31,965

Warrant
Canada	8	—	—		8
Short-Term Investment
Investment Company	2,940	—	—		2,940

Total Investments in Securities	$20,712	$13,830	$371	*	$34,913

*	Level 3 investments are valued by brokers and pricing services. At July 31, 2015, the value of these investments was approximately $371,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2015.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

JPMorgan Global Natural Resources Fund	Balance as of October 31, 2014	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2015
Common Stocks — Materials	$—	$(23)	$(112)	$—	$73	$(1)	$434	$—	$371

Total	$—	$(23)	$(112)	$—	$73	$(1)	$434	$—	$371

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $(112,000).

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
	Australia — 2.4%
237	AGL Energy Ltd.	2,886
1,177	Alumina Ltd.	1,273
286	Amcor Ltd.	3,010
392	AMP Ltd.	1,891
341	Asciano Ltd.	2,024
430	Aurizon Holdings Ltd.	1,661
522	Australia & New Zealand Banking Group Ltd.	12,457
175	Bank of Queensland Ltd.	1,759
38	Bendigo & Adelaide Bank Ltd.	368
570	BHP Billiton Ltd.	10,998
561	BHP Billiton plc	10,304
116	Brambles Ltd.	918
17	Caltex Australia Ltd.	434
245	Coca-Cola Amatil Ltd.	1,657
16	Cochlear Ltd.	1,064
254	Commonwealth Bank of Australia	16,212
153	Computershare Ltd.	1,383
8	Crown Resorts Ltd.	75
103	CSL Ltd.	7,406
275	Dexus Property Group (m)	1,562
936	Federation Centres Ltd. (m)	2,049
534	Goodman Group (m)	2,546
488	Insurance Australia Group Ltd.	2,094
174	Lend Lease Group	1,972
67	Macquarie Group Ltd.	4,029
1,738	Mirvac Group (m)	2,394
380	National Australia Bank Ltd.	9,650
164	Newcrest Mining Ltd. (a)	1,355
90	Orica Ltd.	1,265
215	Origin Energy Ltd.	1,780
382	Qantas Airways Ltd. (a)	1,044
232	QBE Insurance Group Ltd.	2,467
37	Ramsay Health Care Ltd.	1,813
18	REA Group Ltd.	558
144	Santos Ltd.	776
707	Scentre Group (m)	2,042
7	Seek Ltd.	77
1,157	South32 Ltd. (a)	1,510
146	Stockland (m)	454
363	Suncorp Group Ltd.	3,784
122	Sydney Airport	499
527	Tabcorp Holdings Ltd.	1,863
747	Telstra Corp., Ltd.	3,539
433	Transurban Group	3,153
148	Wesfarmers Ltd.	4,585

SHARES		SECURITY DESCRIPTION	VALUE($)
		Australia — continued
214		Westfield Corp. (m)	1,568
578		Westpac Banking Corp.	14,703
140		Woodside Petroleum Ltd.	3,644
287		Woolworths Ltd.	5,989

			162,544

		Austria — 0.0% (g)
—	(h)	Telekom Austria AG	—	(h)

		Belgium — 0.4%
90		Anheuser-Busch InBev N.V.	10,811
79		Delhaize Group	7,109
69		Solvay S.A.	9,278

			27,198

		Canada — 2.9%
30		Agrium, Inc.	3,111
78		Alimentation Couche-Tard, Inc., Class B	3,497
125		Bank of Montreal (m)	6,989
226		Bank of Nova Scotia (The) (m)	11,084
209		Barrick Gold Corp.	1,480
44		BCE, Inc. (m)	1,792
163		Brookfield Asset Management, Inc., Class A	5,691
78		Canadian Imperial Bank of Commerce	5,589
167		Canadian National Railway Co.	10,412
212		Canadian Natural Resources Ltd.	5,163
119		Canadian Pacific Railway Ltd.	19,105
21		Canadian Tire Corp., Ltd., Class A	2,107
149		Cenovus Energy, Inc.	2,172
62		CGI Group, Inc., Class A (a)	2,312
5		Constellation Software, Inc.	2,295
72		Crescent Point Energy Corp.	1,090
34		Dollarama, Inc.	1,996
153		Enbridge, Inc.	6,652
149		Encana Corp.	1,135
6		Fairfax Financial Holdings Ltd.	2,801
145		First Quantum Minerals Ltd.	1,155
53		Fortis, Inc.	1,519
29		Franco-Nevada Corp.	1,192
63		Gildan Activewear, Inc.	2,022
162		Goldcorp, Inc.	2,156
56		Great-West Lifeco, Inc.	1,594
58		Imperial Oil Ltd.	2,159
26		Intact Financial Corp.	1,773
96		Inter Pipeline Ltd.	2,012
49		Loblaw Cos. Ltd.	2,696
52		lululemon athletica, Inc. (a)	3,249

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Canada — continued
84		Magna International, Inc.	4,583
360		Manulife Financial Corp.	6,381
55		Metro, Inc.	1,490
63		National Bank of Canada	2,212
60		Pembina Pipeline Corp.	1,742
165		Potash Corp. of Saskatchewan, Inc.	4,490
68		Power Corp. of Canada	1,610
47		Power Financial Corp.	1,258
56		Restaurant Brands International, Inc.	2,402
74		Rogers Communications, Inc., Class B	2,606
282		Royal Bank of Canada	16,462
75		Shaw Communications, Inc., Class B	1,589
73		Silver Wheaton Corp.	951
117		Sun Life Financial, Inc.	3,816
303		Suncor Energy, Inc.	8,531
358		Toronto-Dominion Bank (The)	14,430
137		TransCanada Corp.	5,313

			197,866

		China — 0.0% (g)
1,176		Yangzijiang Shipbuilding Holdings Ltd.	1,104

		Colombia — 0.0% (g)
—	(h)	Pacific Rubiales Energy Corp.	—	(h)

		Denmark — 0.6%
5		AP Moeller - Maersk A/S, Class B	8,445
410		Danske Bank A/S	12,833
346		Novo Nordisk A/S, Class B	20,399

			41,677

		Finland — 0.4%
834		Nokia OYJ	5,908
—	(h)	Nokian Renkaat OYJ	—	(h)
640		UPM-Kymmene OYJ	11,820
252		Wartsila OYJ Abp	11,559

			29,287

		France — 3.8%
139		Air Liquide S.A.	18,040
243		Airbus Group SE	17,264
1,275		Alcatel-Lucent (a)	4,810
726		AXA S.A.	19,120
326		BNP Paribas S.A.	21,180
97		Cap Gemini S.A.	9,249
182		Cie de Saint-Gobain	8,609
44		Cie Generale des Etablissements Michelin	4,329

SHARES	SECURITY DESCRIPTION	VALUE($)
	France — continued
32	Danone S.A.	2,198
374	Engie	7,165
46	L’Oreal S.A.	8,602
13	LVMH Moet Hennessy Louis Vuitton SE	2,438
168	Orange S.A.	2,767
146	Publicis Groupe S.A.	11,032
123	Renault S.A.	11,354
322	Sanofi	34,658
138	Schneider Electric SE	9,631
99	Societe Generale S.A.	4,877
94	Sodexo S.A.	8,769
163	Thales S.A.	11,020
523	TOTAL S.A.	25,806
12	Unibail-Rodamco SE (m)	3,231
368	Vivendi S.A.	9,664

		255,813

	Germany — 3.0%
99	Allianz SE	16,237
105	BASF SE	9,055
194	Bayer AG	28,600
118	Bayerische Motoren Werke AG	11,868
160	Brenntag AG	8,922
44	Continental AG	9,785
184	Daimler AG	16,446
201	Deutsche Bank AG	7,049
430	Deutsche Post AG	12,986
510	Deutsche Telekom AG	9,227
929	E.ON SE	12,263
97	HeidelbergCement AG	7,409
655	Infineon Technologies AG	7,348
107	K+S AG	4,386
15	Linde AG	2,826
261	SAP SE	18,766
84	Siemens AG	9,033
1,342	Telefonica Deutschland Holding AG	8,324

		200,530

	Hong Kong — 1.1%
2,124	AIA Group Ltd.	13,814
980	BOC Hong Kong Holdings Ltd.	3,945
595	Cathay Pacific Airways Ltd.	1,406
280	Cheung Kong Infrastructure Holdings Ltd.	2,435
455	Cheung Kong Property Holdings Ltd. (a)	3,790
543	CK Hutchison Holdings Ltd.	8,057
193	CLP Holdings Ltd.	1,635

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued
367	Galaxy Entertainment Group Ltd.	1,688
80	Hang Lung Properties Ltd.	228
201	Hang Seng Bank Ltd.	4,122
398	Henderson Land Development Co., Ltd.	2,629
1,134	HKT Trust & HKT Ltd.	1,381
1,063	Hong Kong & China Gas Co., Ltd.	2,169
166	Hong Kong Exchanges and Clearing Ltd.	4,482
405	Kerry Properties Ltd.	1,512
1,634	Li & Fung Ltd.	1,264
333	Link REIT (The) (m)	1,958
548	MTR Corp., Ltd.	2,440
1,713	New World Development Co., Ltd.	2,068
183	NWS Holdings Ltd.	275
201	Power Assets Holdings Ltd.	1,889
623	Sands China Ltd.	2,750
1,214	Sino Land Co., Ltd.	1,884
254	Sun Hung Kai Properties Ltd.	3,898
41	Swire Pacific Ltd., Class A	525
216	Techtronic Industries Co., Ltd.	759
425	Wharf Holdings Ltd. (The)	2,694
97	Wheelock & Co., Ltd.	502
140	Yue Yuen Industrial Holdings Ltd.	455

		76,654

	Ireland — 1.1%
316	Accenture plc, Class A	32,631
28	Allegion plc	1,789
168	CRH plc	4,974
138	James Hardie Industries plc, CDI	1,909
60	Medtronic plc	4,671
27	Perrigo Co. plc	5,093
174	Shire plc	15,445
297	XL Group plc	11,293

		77,805

	Israel — 0.2%
155	Teva Pharmaceutical Industries Ltd., ADR	10,682

	Italy — 0.9%
488	Assicurazioni Generali S.p.A.	9,627
3,333	Enel S.p.A.	15,661
166	Eni S.p.A.	2,907
4,287	Intesa Sanpaolo S.p.A.	16,506
6,515	Telecom Italia S.p.A. (a)	8,633
1,224	UniCredit S.p.A.	8,114

		61,448

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — 8.7%
148	Advantest Corp.	1,295
272	Ajinomoto Co., Inc.	6,255
4	Alfresa Holdings Corp.	67
595	Amada Holdings Co., Ltd.	5,824
450	ANA Holdings, Inc.	1,433
27	Asahi Group Holdings Ltd.	918
480	Asahi Kasei Corp.	3,646
585	Astellas Pharma, Inc.	8,802
196	Bandai Namco Holdings, Inc.	4,334
683	Bank of Yokohama Ltd. (The) (m)	4,340
170	Bridgestone Corp.	6,408
178	Canon, Inc.	5,686
55	Central Japan Railway Co.	9,604
742	Chiba Bank Ltd. (The)	5,912
107	Chubu Electric Power Co., Inc.	1,815
61	Chugai Pharmaceutical Co., Ltd.	2,201
354	Citizen Holdings Co., Ltd.	2,362
110	COLOPL, Inc.	2,135
203	Daicel Corp.	2,752
183	Dai-ichi Life Insurance Co., Ltd. (The)	3,721
85	Daikin Industries Ltd. (m)	5,461
111	Daiwa House Industry Co., Ltd.	2,748
54	Denso Corp.	2,657
84	Dentsu, Inc.	4,754
128	East Japan Railway Co.	12,587
31	Eisai Co., Ltd.	2,049
20	Electric Power Development Co., Ltd.	677
31	FANUC Corp.	5,087
22	Fast Retailing Co., Ltd.	10,784
180	Fuji Heavy Industries Ltd.	6,651
98	FUJIFILM Holdings Corp.	3,867
24	Fukuoka Financial Group, Inc.	123
770	Furukawa Electric Co., Ltd.	1,278
11	Hirose Electric Co., Ltd.	1,288
1,417	Hitachi Ltd.	9,180
699	Hokuhoku Financial Group, Inc.	1,650
335	Honda Motor Co., Ltd.	11,259
57	Hoya Corp.	2,406
105	Hulic Co., Ltd.	1,040
213	Ibiden Co., Ltd.	3,528
15	Isetan Mitsukoshi Holdings Ltd.	278
2	Japan Retail Fund Investment Corp. (m)	3,362

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
292		Japan Tobacco, Inc. (m)	11,331
87		JFE Holdings, Inc.	1,631
892		JX Holdings, Inc.	3,800
519		Kansai Electric Power Co., Inc. (The) (a)	7,039
54		Kao Corp.	2,738
1,216		Kawasaki Heavy Industries Ltd.	5,330
518		KDDI Corp.	13,147
15		Keyence Corp.	7,657
63		Kirin Holdings Co., Ltd.	973
1,465		Kobe Steel Ltd.	2,266
67		Komatsu Ltd.	1,233
33		Kyocera Corp.	1,720
238		Kyushu Electric Power Co., Inc. (a)	3,366
54		Mabuchi Motor Co., Ltd.	3,225
339		Marubeni Corp.	1,885
177		Marui Group Co., Ltd.	2,479
74		Mazda Motor Corp. (m)	1,442
333		Medipal Holdings Corp.	5,927
33		MEIJI Holdings Co., Ltd.	4,701
94		Minebea Co., Ltd.	1,470
345		Mitsubishi Corp.	7,450
700		Mitsubishi Electric Corp.	7,518
130		Mitsubishi Estate Co., Ltd.	2,887
866		Mitsubishi Heavy Industries Ltd.	4,579
7		Mitsubishi Motors Corp.	62
2,829		Mitsubishi UFJ Financial Group, Inc.	20,585
602		Mitsui & Co., Ltd.	7,815
428		Mitsui Chemicals, Inc.	1,603
332		Mitsui Fudosan Co., Ltd.	9,444
149		Mitsui OSK Lines Ltd.	447
3,712		Mizuho Financial Group, Inc.	8,095
26		Murata Manufacturing Co., Ltd.	3,822
132		NGK Spark Plug Co., Ltd.	3,502
182		NH Foods Ltd.	4,424
70		Nidec Corp.	6,285
19		Nintendo Co., Ltd.	3,355
429		Nippon Express Co., Ltd.	2,268
—	(h)	Nippon Prologis REIT, Inc. (m)	296
2,818		Nippon Steel & Sumitomo Metal Corp.	6,656
255		Nippon Telegraph & Telephone Corp.	9,821
972		Nissan Motor Co., Ltd.	9,251
31		Nitori Holdings Co., Ltd.	2,761
65		Nitto Denko Corp.	4,897
1,209		Nomura Holdings, Inc.	8,658

SHARES		SECURITY DESCRIPTION	VALUE($)
		Japan — continued
42		Nomura Real Estate Holdings, Inc.	834
301		NSK Ltd.	3,884
135		NTT DOCOMO, Inc.	2,859
75		Omron Corp.	2,943
30		Oriental Land Co., Ltd.	1,877
258		ORIX Corp.	3,849
96		Otsuka Holdings Co., Ltd.	3,433
381		Panasonic Corp.	4,449
144		Rakuten, Inc.	2,308
1,075		Resona Holdings, Inc.	5,907
9		Santen Pharmaceutical Co., Ltd.	125
194		Sanwa Holdings Corp. (m)	1,466
23		Secom Co., Ltd.	1,554
134		Seiko Epson Corp.	2,360
354		Sekisui Chemical Co., Ltd.	3,928
85		Seven & i Holdings Co., Ltd.	3,941
338		Shimizu Corp.	2,964
128		Shin-Etsu Chemical Co., Ltd.	7,648
3		SMC Corp.	709
133		SoftBank Group Corp	7,346
184		Sompo Japan Nipponkoa Holdings, Inc.	6,493
287		Sony Corp. (a)	8,133
135		Sumitomo Corp.	1,535
109		Sumitomo Electric Industries Ltd.	1,627
—	(h)	Sumitomo Forestry Co., Ltd.	1
314		Sumitomo Mitsui Financial Group, Inc.	14,142
32		Sumitomo Realty & Development Co., Ltd.	1,123
—	(h)	Sundrug Co., Ltd.	23
70		Suntory Beverage & Food Ltd.	2,940
131		Suzuken Co., Ltd.	4,621
32		Suzuki Motor Corp.	1,124
84		Sysmex Corp.	5,455
98		T&D Holdings, Inc.	1,486
771		Taiheiyo Cement Corp.	2,542
413		Takashimaya Co., Ltd.	3,951
62		Takeda Pharmaceutical Co., Ltd.	3,094
312		Teijin Ltd.	1,139
140		Terumo Corp.	3,601
207		Tokio Marine Holdings, Inc.	8,624
838		Tokyo Gas Co., Ltd.	4,525
71		Tokyu Corp.	522
238		Toppan Printing Co., Ltd.	2,068
496		Toshiba Corp.	1,516

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
609	Toyota Motor Corp.	40,533
152	Unicharm Corp.	3,637
1	United Urban Investment Corp. (m)	933
167	Yamaha Motor Co., Ltd.	3,787
178	Yamato Holdings Co., Ltd.	3,938

		589,562

	Luxembourg — 0.1%
831	ArcelorMittal	7,504

	Netherlands — 1.5%
1,101	Aegon N.V.	8,469
56	ASML Holding N.V.	5,526
149	Heineken Holding N.V.	10,329
962	ING Groep N.V., CVA	16,364
1,761	Koninklijke KPN N.V.	6,958
202	NN Group N.V.	6,228
39	NXP Semiconductors N.V. (a)	3,800
1,020	Royal Dutch Shell plc, Class A	29,238
546	Royal Dutch Shell plc, Class B	15,814

		102,726

	New Zealand — 0.1%
403	Auckland International Airport Ltd.	1,437
135	Contact Energy Ltd.	441
357	Meridian Energy Ltd.	531
72	Ryman Healthcare Ltd.	397
644	Spark New Zealand Ltd.	1,257

		4,063

	Norway — 0.3%
623	DNB ASA	10,157
330	Telenor ASA	7,257

		17,414

	Portugal — 0.1%
1,337	EDP - Energias de Portugal S.A.	4,947
437	Galp Energia SGPS S.A.	5,059

		10,006

	Singapore — 0.8%
201	Avago Technologies Ltd.	25,188
847	CapitaLand Commercial Trust (m)	879
209	ComfortDelGro Corp., Ltd.	459
378	DBS Group Holdings Ltd.	5,568
776	Global Logistic Properties Ltd. (a)	1,302
1,563	Hutchison Port Holdings Trust, Class U	938
406	Keppel Corp., Ltd.	2,219
635	Oversea-Chinese Banking Corp., Ltd.	4,763

SHARES	SECURITY DESCRIPTION	VALUE($)
	Singapore — continued
1,573	Singapore Telecommunications Ltd.	4,699
257	United Overseas Bank Ltd.	4,162
589	Wilmar International Ltd.	1,374

		51,551

	Spain — 1.3%
598	Banco Bilbao Vizcaya Argentaria S.A.	6,064
2,438	Banco Santander S.A.	16,859
4,310	Bankia S.A.	5,696
1,477	Distribuidora Internacional de Alimentacion S.A. (a)	9,245
1,430	Iberdrola S.A.	10,083
344	Inditex S.A.	11,806
528	Repsol S.A.	8,879
1,173	Telefonica S.A.	17,985

		86,617

	Sweden — 0.6%
420	Assa Abloy AB, Class B	8,535
112	Atlas Copco AB, Class A	3,073
294	Electrolux AB, Series B	8,452
509	Nordea Bank AB	6,336
585	Sandvik AB	5,931
64	Telefonaktiebolaget LM Ericsson, Class B	688
1,322	TeliaSonera AB	8,034

		41,049

	Switzerland — 4.5%
264	ABB Ltd. (a)	5,368
253	ACE Ltd.	27,494
49	Actelion Ltd. (a)	7,307
221	Cie Financiere Richemont S.A.	19,100
437	Credit Suisse Group AG (a)	12,901
1,066	Glencore plc (a)	3,454
140	LafargeHolcim Ltd. (a)	9,722
741	Nestle S.A.	56,073
426	Novartis AG	44,197
165	Roche Holding AG	47,704
17	Syngenta AG	7,125
332	TE Connectivity Ltd.	20,254
997	UBS Group AG (a)	22,929
164	Wolseley plc	10,866
41	Zurich Insurance Group AG (a)	12,447

		306,941

	United Kingdom — 7.4%
1,227	3i Group plc	10,582

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
82	Anglo American plc	1,037
233	ARM Holdings plc	3,661
196	Associated British Foods plc	9,828
352	AstraZeneca plc	23,743
1,403	Aviva plc	11,410
1,208	BAE Systems plc (m)	9,043
5,372	Barclays plc	24,225
708	BG Group plc	12,043
3,267	BP plc (m)	20,121
578	British American Tobacco plc	34,324
1,296	BT Group plc	9,382
94	Bunzl plc (m)	2,686
443	Capita plc	9,016
582	Cobham plc	2,371
284	Compass Group plc	4,550
41	Delphi Automotive plc	3,200
340	Diageo plc	9,535
1,074	Dixons Carphone plc	7,646
707	GlaxoSmithKline plc	15,376
211	Hammerson plc (m)	2,167
3,395	HSBC Holdings plc	30,669
129	Imperial Tobacco Group plc	6,789
2,236	ITV plc	9,783
1,566	Kingfisher plc	8,823
1	Liberty Global plc LiLAC, Class A (a)	63
6	Liberty Global plc LiLAC, Class C (a)	239
30	Liberty Global plc, Class A (a)	1,579
116	Liberty Global plc, Series C (a)	5,679
17,991	Lloyds Banking Group plc	23,428
285	Marks & Spencer Group plc	2,416
688	National Grid plc	9,160
95	Next plc	11,866
1	Pentair plc	72
465	Persimmon plc (a)	14,844
911	Prudential plc (m)	21,427
67	Randgold Resources Ltd.	4,033
196	Reckitt Benckiser Group plc	18,819
91	Rio Tinto Ltd.	3,489
289	Rio Tinto plc	11,178
286	SABMiller plc	14,976
305	Smith & Nephew plc (m)	5,677
390	SSE plc	9,223
291	Standard Chartered plc	4,452
745	Tesco plc (m)	2,506

SHARES	SECURITY DESCRIPTION	VALUE($)
	United Kingdom — continued
392	Unilever N.V., CVA	17,579
7,178	Vodafone Group plc	27,189
126	Whitbread plc (m)	10,176
132	WPP plc	3,027

		505,107

	United States — 56.4%
12	3M Co.	1,778
621	Abbott Laboratories (m)	31,481
66	AbbVie, Inc.	4,655
310	Adobe Systems, Inc. (a)	25,446
190	Aetna, Inc.	21,491
102	AGL Resources, Inc.	4,911
88	Alexion Pharmaceuticals, Inc. (a)	17,328
101	Allergan plc (a)	33,354
38	Alliance Data Systems Corp. (a)	10,496
89	Amazon.com, Inc. (a)	47,559
414	American International Group, Inc. (m)	26,526
134	American Tower Corp. (m)	12,761
104	American Water Works Co., Inc.	5,414
27	Amgen, Inc.	4,715
141	Amphenol Corp., Class A	7,941
176	Anadarko Petroleum Corp.	13,093
1,267	Apple, Inc. (m)	153,704
557	Applied Materials, Inc.	9,674
220	Archer-Daniels-Midland Co. (m)	10,434
19	Arrow Electronics, Inc. (a)	1,120
25	Arthur J. Gallagher & Co.	1,183
935	AT&T, Inc.	32,491
24	Automatic Data Processing, Inc.	1,942
12	AutoZone, Inc. (a)	8,096
77	AvalonBay Communities, Inc. (m)	13,201
26	Avnet, Inc. (m)	1,080
85	Axiall Corp.	2,515
191	Baker Hughes, Inc.	11,132
3,183	Bank of America Corp.	56,904
141	BB&T Corp.	5,689
41	Becton, Dickinson and Co. (m)	6,268
227	Berkshire Hathaway, Inc., Class B (a)	32,435
181	Best Buy Co., Inc.	5,836
81	Biogen, Inc. (a)	25,829
74	BioMarin Pharmaceutical, Inc. (a)	10,852
45	BlackRock, Inc.	15,148
83	Boston Properties, Inc. (m)	10,250

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
1,235	Boston Scientific Corp. (a)	21,413
541	Bristol-Myers Squibb Co.	35,512
230	Brixmor Property Group, Inc. (m)	5,618
195	Broadcom Corp., Class A	9,887
30	Bunge Ltd.	2,367
282	Cabot Oil & Gas Corp.	7,376
159	Capital One Financial Corp.	12,945
193	Carnival Corp.	10,264
49	Caterpillar, Inc. (m)	3,825
247	CBS Corp. (Non-Voting), Class B	13,187
277	Celgene Corp. (a)	36,358
21	Centene Corp. (a)	1,460
345	CenterPoint Energy, Inc.	6,671
137	Cerner Corp. (a)	9,861
47	CF Industries Holdings, Inc.	2,807
526	Charles Schwab Corp. (The)	18,335
75	Charter Communications, Inc., Class A (a)	13,923
68	Chemours Co. (The)	742
60	Cheniere Energy, Inc. (a)	4,127
378	Chevron Corp.	33,412
15	Chipotle Mexican Grill, Inc. (a)	11,015
51	Cigna Corp. (m)	7,284
831	Cisco Systems, Inc.	23,630
943	Citigroup, Inc.	55,121
300	CMS Energy Corp. (m)	10,292
556	Coca-Cola Co. (The) (m)	22,821
124	Coca-Cola Enterprises, Inc.	6,340
340	Cognizant Technology Solutions Corp., Class A (a)	21,477
106	Colgate-Palmolive Co.	7,198
297	Columbia Pipeline Group, Inc.	8,657
682	Comcast Corp., Class A	42,584
36	Concho Resources, Inc. (a)	3,849
72	ConocoPhillips	3,607
168	Constellation Brands, Inc., Class A	20,202
271	Corning, Inc.	5,061
167	Costco Wholesale Corp.	24,245
254	Crown Holdings, Inc. (a)	13,094
364	CSX Corp. (m)	11,389
109	Cummins, Inc.	14,162
160	CVS Health Corp.	17,997
205	Delta Air Lines, Inc.	9,101
29	DENTSPLY International, Inc.	1,678
210	DISH Network Corp., Class A (a)	13,586

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
73	Dollar General Corp.	5,858
463	Dow Chemical Co. (The)	21,788
98	Dr. Pepper Snapple Group, Inc.	7,862
99	Dunkin’ Brands Group, Inc.	5,358
349	E.I. du Pont de Nemours & Co.	19,447
373	Eaton Corp. plc	22,586
240	Edison International	14,419
363	Eli Lilly & Co.	30,649
190	EMC Corp.	5,099
5	Energen Corp.	287
211	EOG Resources, Inc.	16,303
126	EQT Corp.	9,655
78	Equifax, Inc.	7,929
14	Essex Property Trust, Inc. (m)	3,149
80	Estee Lauder Cos., Inc. (The), Class A	7,155
492	Exelon Corp.	15,780
118	Express Scripts Holding Co. (a)	10,590
852	Exxon Mobil Corp.	67,464
13	F5 Networks, Inc. (a)	1,776
574	Facebook, Inc., Class A (a)	53,981
53	FedEx Corp.	9,063
219	Fidelity National Information Services, Inc.	14,337
562	Fifth Third Bancorp	11,831
29	Flowserve Corp.	1,383
284	Fluor Corp.	13,281
29	Foot Locker, Inc.	2,081
1,162	Ford Motor Co.	17,235
39	Fortune Brands Home & Security, Inc.	1,839
59	Freescale Semiconductor Ltd. (a)	2,371
57	General Dynamics Corp.	8,438
1,332	General Electric Co.	34,764
108	General Growth Properties, Inc. (m)	2,926
348	Gilead Sciences, Inc.	41,031
112	Goldman Sachs Group, Inc. (The)	22,883
67	Google, Inc., Class A (a)	44,032
74	Google, Inc., Class C (a)	46,580
45	H&R Block, Inc.	1,503
171	Halliburton Co.	7,125
109	Harman International Industries, Inc.	11,776
200	Hartford Financial Services Group, Inc. (The)	9,519
153	Hershey Co. (The)	14,195
458	Hewlett-Packard Co.	13,966

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
108	Highwoods Properties, Inc. (m)	4,579
38	HollyFrontier Corp.	1,830
39	Hologic, Inc. (a)	1,605
379	Home Depot, Inc. (The)	44,401
339	Honeywell International, Inc. (m)	35,642
152	Host Hotels & Resorts, Inc. (m)	2,950
104	Humana, Inc.	18,866
29	Illumina, Inc. (a)	6,257
30	Incyte Corp. (a)	3,095
155	Ingersoll-Rand plc	9,519
320	Intel Corp.	9,256
62	Intercontinental Exchange, Inc.	14,148
76	International Business Machines Corp.	12,240
420	Invesco Ltd.	16,219
36	Jack Henry & Associates, Inc.	2,525
386	Johnson & Johnson	38,644
274	Johnson Controls, Inc.	12,486
24	Keurig Green Mountain, Inc.	1,784
180	KeyCorp	2,669
108	Kilroy Realty Corp. (m)	7,658
147	Kimberly-Clark Corp.	16,940
8	Kinder Morgan, Inc.	267
89	KLA-Tencor Corp.	4,732
273	Kroger Co. (The)	10,700
113	L-3 Communications Holdings, Inc.	13,010
262	Lam Research Corp.	20,157
149	Liberty Property Trust (m)	5,055
401	Lowe’s Cos., Inc.	27,818
21	Mallinckrodt plc (a)	2,612
15	ManpowerGroup, Inc.	1,361
62	Marathon Oil Corp.	1,297
212	Marathon Petroleum Corp.	11,567
29	Marriott International, Inc., Class A	2,099
78	Marsh & McLennan Cos., Inc.	4,533
46	Martin Marietta Materials, Inc.	7,170
307	Masco Corp.	8,112
55	MasterCard, Inc., Class A	5,338
12	McDonald’s Corp.	1,155
34	McGraw Hill Financial, Inc.	3,437
132	McKesson Corp.	29,089
322	Merck & Co., Inc.	19,002
524	MetLife, Inc.	29,235
1,922	Microsoft Corp.	89,748

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
94	Mid-America Apartment Communities, Inc. (m)	7,539
137	Molson Coors Brewing Co., Class B	9,749
38	Mondelez International, Inc.	1,706
707	Mondelez International, Inc., Class A	31,911
45	Monsanto Co.	4,580
20	Moody’s Corp.	2,194
773	Morgan Stanley	30,017
381	Mosaic Co. (The)	16,339
86	Mylan N.V. (a)	4,824
253	NextEra Energy, Inc.	26,610
297	NiSource, Inc.	5,180
62	Nucor Corp.	2,725
300	Occidental Petroleum Corp.	21,070
789	Oracle Corp.	31,498
321	PACCAR, Inc.	20,788
113	Parker-Hannifin Corp.	12,726
398	PepsiCo, Inc.	38,386
1,550	Pfizer, Inc.	55,892
246	PG&E Corp.	12,893
404	Philip Morris International, Inc.	34,536
58	Phillips 66	4,594
63	PNC Financial Services Group, Inc. (The)	6,167
10	Precision Castparts Corp.	1,969
7	Priceline Group, Inc. (The) (a)	8,494
648	Procter & Gamble Co. (The)	49,672
304	Prologis, Inc. (m)	12,356
141	Prudential Financial, Inc.	12,463
248	Public Service Enterprise Group, Inc.	10,322
336	PulteGroup, Inc.	6,959
12	PVH Corp.	1,370
30	Qorvo, Inc. (a)	1,718
208	QUALCOMM, Inc.	13,402
22	Quest Diagnostics, Inc.	1,644
203	Questar Corp.	4,488
64	Ralph Lauren Corp.	8,095
29	Regency Centers Corp. (m)	1,842
8	Regeneron Pharmaceuticals, Inc. (a)	4,285
60	Republic Services, Inc.	2,571
26	Robert Half International, Inc.	1,424
205	Ross Stores, Inc.	10,900
160	Royal Caribbean Cruises Ltd.	14,412
305	Schlumberger Ltd.	25,301
46	Sealed Air Corp.	2,462

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		United States — continued
73		Sempra Energy	7,467
33		Sherwin-Williams Co. (The)	9,236
67		Simon Property Group, Inc. (m)	12,514
506		Sirius XM Holdings, Inc. (a)	2,004
78		SL Green Realty Corp. (m)	8,946
20		Snap-on, Inc.	3,222
86		SPX Corp.	5,611
38		Stanley Black & Decker, Inc.	4,001
481		Starbucks Corp.	27,862
190		State Street Corp.	14,569
123		Stryker Corp.	12,575
301		SunTrust Banks, Inc.	13,344
45		SVB Financial Group (a)	6,369
40		Symantec Corp.	916
35		Synopsys, Inc. (a)	1,775
216		Target Corp. (m)	17,641
151		TD Ameritrade Holding Corp.	5,529
444		Texas Instruments, Inc.	22,194
124		Thermo Fisher Scientific, Inc.	17,323
72		Thomson Reuters Corp.	2,929
24		Tiffany & Co.	2,253
56		Time Warner Cable, Inc.	10,567
358		Time Warner, Inc.	31,514
358		TJX Cos., Inc. (The)	24,982
116		T-Mobile USA, Inc. (a)	4,723
177		Toll Brothers, Inc. (a)	6,890
719		Twenty-First Century Fox, Inc., Class A	24,790
87		Twenty-First Century Fox, Inc., Class B	2,927
95		Tyco International plc	3,602
109		U.S. Bancorp	4,911
354		Union Pacific Corp.	34,500
200		United Continental Holdings, Inc. (a)	11,269
16		United Rentals, Inc. (a)	1,088
340		United Technologies Corp.	34,064
283		UnitedHealth Group, Inc.	34,353
241		V.F. Corp.	18,594
101		Valeant Pharmaceuticals International, Inc. (a)	25,952
203		Valero Energy Corp.	13,335
25		VeriSign, Inc. (a)	1,794
—	(h)	Veritiv Corp. (a)	—	(h)
675		Verizon Communications, Inc. (m)	31,570
96		Vertex Pharmaceuticals, Inc. (a)	12,902

SHARES	SECURITY DESCRIPTION	VALUE($)
	United States — continued
577	Visa, Inc., Class A	43,470
46	Voya Financial, Inc.	2,149
46	Vulcan Materials Co.	4,214
132	Walgreens Boots Alliance, Inc.	12,714
115	Wal-Mart Stores, Inc.	8,297
328	Walt Disney Co. (The) (m)	39,362
40	Waste Management, Inc.	2,034
1,328	Wells Fargo & Co.	76,839
11	Western Digital Corp.	933
73	Western Union Co. (The)	1,477
134	WestRock Co. (a)	8,443
266	Xcel Energy, Inc.	9,205

		3,829,130

	Total Common Stocks (Cost $6,136,886)	6,694,278

Preferred Stocks — 0.4%
	Germany — 0.4%
171	Henkel AG & Co. KGaA	20,330
19	Volkswagen AG	3,812

	Total Preferred Stocks (Cost $22,400)	24,142

Short-Term Investment — 0.8%
	Investment Company — 0.8%
54,789	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $54,789)	54,789

	Total Investments — 99.8% (Cost $6,214,075)	6,773,209
	Other Assets in Excess of Liabilities — 0.2%	14,378

	NET ASSETS — 100.0%	$6,787,587

Percentages indicated are based on net assets.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.5%
Pharmaceuticals	7.6
Oil, Gas & Consumable Fuels	5.7
Insurance	4.3
Media	3.5
Capital Markets	2.8
Technology Hardware, Storage & Peripherals	2.7
Software	2.6
Diversified Telecommunication Services	2.6
Biotechnology	2.5
Specialty Retail	2.5
IT Services	2.4
Chemicals	2.3
Beverages	2.3
Food Products	2.2
Internet Software & Services	2.2
Health Care Providers & Services	2.0
Real Estate Investment Trusts (REITs)	2.0
Automobiles	2.0
Aerospace & Defense	2.0
Semiconductors & Semiconductor Equipment	1.9
Electric Utilities	1.9
Machinery	1.8
Household Products	1.7
Food & Staples Retailing	1.7
Road & Rail	1.6
Hotels, Restaurants & Leisure	1.6
Health Care Equipment & Supplies	1.4
Tobacco	1.3
Multi-Utilities	1.2
Metals & Mining	1.1
Electronic Equipment, Instruments & Components	1.0
Household Durables	1.0
Others (each less than 1.0%)	14.3
Short-Term Investment	0.8

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CDI	—	CHESS Depository Interest
CVA	—	Dutch Certification
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,537,698,000 and 37.5%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$745,647
Aggregate gross unrealized depreciation	(186,513)

Net unrealized appreciation/depreciation	$559,134

Federal income tax cost of investments	$6,214,075

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$1,510		$161,034	$—	$162,544
Austria	—	(a)	—	—	—	(a)
Belgium	—		27,198	—	27,198
Canada	197,866		—	—	197,866
China	—		1,104	—	1,104
Colombia	—	(a)	—	—	—	(a)
Denmark	—		41,677	—	41,677
Finland	11,559		17,728	—	29,287
France	—		255,813	—	255,813
Germany	—		200,530	—	200,530
Hong Kong	5,626		71,028	—	76,654
Ireland	55,477		22,328	—	77,805
Israel	10,682		—	—	10,682
Italy	—		61,448	—	61,448
Japan	—		589,562	—	589,562
Luxembourg	—		7,504	—	7,504
Netherlands	3,800		98,926	—	102,726
New Zealand	441		3,622	—	4,063
Norway	—		17,414	—	17,414
Portugal	—		10,006	—	10,006
Singapore	25,188		26,363	—	51,551
Spain	—		86,617	—	86,617
Sweden	—		41,049	—	41,049
Switzerland	47,748		259,193	—	306,941
United Kingdom	20,055		485,052	—	505,107
United States	3,829,130		—	—	3,829,130

Total Common Stocks	4,209,082		2,485,196	—	6,694,278

Preferred Stocks
Germany	—		24,142	—	24,142
Short-Term Investment
Investment Company	54,789		—	—	54,789

Total Investments in Securities	$4,263,871		$2,509,338	$—	$6,773,209

(a)	Amount rounds to less than $1,000.

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 101.8%
		Brazil — 1.2%
1		Itau Unibanco Holding S.A. (Preference Shares), ADR	13

		Canada — 3.2%
1		MEG Energy Corp. (a)	11
1		Toronto-Dominion Bank (The)	23

			34

		China — 6.4%
—	(h)	Baidu, Inc., ADR (a)	34
—	(h)	CNOOC Ltd., ADR	9
37		Industrial & Commercial Bank of China Ltd., Class H	25

			68

		Finland — 0.4%
1		Outokumpu OYJ (a)	5

		France — 7.4%
—	(h)	Airbus Group SE	8
1		AXA S.A.	22
—	(h)	IPSOS	11
—	(h)	Orange S.A.	6
—	(h)	Sanofi	25
—	(h)	Sopra Steria Group	7

			79

		Germany — 2.0%
—	(h)	Bayer AG	10
—	(h)	SAP SE, ADR	11

			21

		Hong Kong — 1.1%
3		Sands China Ltd.	12

		India — 1.6%
1		ICICI Bank Ltd., ADR	11
—	(h)	Tata Motors Ltd., ADR	6

			17

		Indonesia — 0.8%
11		Bank Rakyat Indonesia Persero Tbk PT	8

		Ireland — 1.2%
—	(h)	Shire plc, ADR	13

		Israel — 2.9%
—	(h)	Teva Pharmaceutical Industries Ltd., ADR	31

		Japan — 1.7%
—	(h)	Sumitomo Mitsui Financial Group, Inc.	18

		Luxembourg — 0.5%
—	(h)	Globant S.A. (a)	5

		Netherlands — 1.7%
—	(h)	NXP Semiconductors N.V. (a)	18

		South Korea — 2.0%
—	(h)	Hyundai Motor Co.	9
—	(h)	Samsung Electronics Co., Ltd.	12

			21

		Spain — 3.0%
3		Bankia S.A.	4
1		Grifols S.A., ADR	28

			32

		Switzerland — 6.7%
—	(h)	ACE Ltd.	24
—	(h)	Novartis AG	24
—	(h)	Roche Holding AG	12
—	(h)	UBS Group AG (a)	11

			71

		United Kingdom — 5.5%
5		Barclays plc	24
1		BG Group plc	15
5		Vodafone Group plc	20

			59

		United States — 52.5%
—	(h)	Alexion Pharmaceuticals, Inc. (a)	8
—	(h)	Allergan plc (a)	6
—	(h)	Amazon.com, Inc. (a)	23
—	(h)	American Express Co. (m)	15
—	(h)	Anadarko Petroleum Corp.	16
—	(h)	Apple, Inc. (m)	19
1		Bank of America Corp.	21
—	(h)	Charter Communications, Inc., Class A (a)	17
1		Citigroup, Inc.	34
—	(h)	DISH Network Corp., Class A (a)	11
1		Fairchild Semiconductor International, Inc. (a)	17
—	(h)	Fluor Corp.	23
1		Frontier Communications Corp.	7
—	(h)	Google, Inc., Class C (a)	41
—	(h)	Humana, Inc.	17
—	(h)	Invesco Ltd.	11
—	(h)	Johnson & Johnson	30
—	(h)	Lam Research Corp.	17
—	(h)	McKesson Corp.	17
—	(h)	MetLife, Inc.	22
—	(h)	Microsoft Corp.	18
—	(h)	Mosaic Co. (The)	17
—	(h)	Occidental Petroleum Corp.	13
1		Pfizer, Inc.	22
—	(h)	QUALCOMM, Inc.	18
—	(h)	Ralph Lauren Corp.	12

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		United States — continued
1		Time, Inc.	27
1		Twenty-First Century Fox, Inc., Class A	35
— (h	)	Union Pacific Corp.	6
— (h	)	United Continental Holdings, Inc. (a)	19

			559

		Total Common Stocks (Cost $937)	1,084

Short-Term Investment — 2.8%
		Investment Company — 2.8%
30		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $30)	30

		Total Investments — 104.6% (Cost $967)	1,114
		Liabilities in Excess of Other Assets — (4.6)%	(49)

		NET ASSETS — 100.0%	$1,065

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.3%
Pharmaceuticals	15.6
Media	9.1
Internet Software & Services	6.7
Insurance	6.0
Oil, Gas & Consumable Fuels	5.8
Semiconductors & Semiconductor Equipment	4.7
Biotechnology	3.2
Software	3.1
Health Care Providers & Services	3.0
Technology Hardware, Storage & Peripherals	2.8
Internet & Catalog Retail	2.1
Construction & Engineering	2.0
Capital Markets	2.0
Wireless Telecommunication Services	1.7
Airlines	1.7
Communications Equipment	1.6
Chemicals	1.5
Automobiles	1.4
Consumer Finance	1.4
Diversified Telecommunication Services	1.2
Hotels, Restaurants & Leisure	1.1
Textiles, Apparel & Luxury Goods	1.1
Others (each less than 1.0%)	2.3
Short-Term Investment	2.6

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $289,760 and 26.0%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$163
Aggregate gross unrealized depreciation	(16)

Net unrealized appreciation/depreciation	$147

Federal income tax cost of investments	$967

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$13	$—	$—	$13
Canada	34	—	—	34
China	43	25	—	68
Finland	—	5	—	5
France	11	68	—	79
Germany	11	10	—	21
Hong Kong	—	12	—	12
India	17	—	—	17
Indonesia	—	8	—	8
Ireland	13	—	—	13
Israel	31	—	—	31
Japan	—	18	—	18
Luxembourg	5	—	—	5
Netherlands	18	—	—	18
South Korea	—	21	—	21
Spain	28	4	—	32
Switzerland	24	47	—	71
United Kingdom	—	59	—	59
United States	559	—	—	559

Total Common Stocks	807	277	—	1,084

Short-Term Investment
Investment Company	30	—	—	30

Total Investments in Securities	$837	$277	$—	$1,114

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 3.9%
	United States — 3.9%
	ABFC Trust,
426	Series 2003-OPT1, Class A1A, VAR, 1.011%, 04/25/33	412
1,238	Series 2004-HE1, Class M1, VAR, 1.091%, 03/25/34	1,145
1,934	Series 2004-OPT3, Class M1, VAR, 0.941%, 09/25/33	1,820
3,372	Series 2004-OPT5, Class A1, VAR, 0.891%, 06/25/34	3,147
1,558	Series 2005-WF1, Class M1, VAR, 0.731%, 11/25/34	1,346
2,043	Accredited Mortgage Loan Trust, Series 2004-4, Class M1, VAR, 1.057%, 01/25/35	1,961
	ACE Securities Corp. Home Equity Loan Trust,
1,755	Series 2003-FM1, Class M2, VAR, 1.481%, 11/25/32	1,558
1,194	Series 2003-NC1, Class M1, VAR, 1.361%, 07/25/33	1,136
5,148	Series 2003-OP1, Class M1, VAR, 1.241%, 12/25/33	4,860
907	Series 2004-HE2, Class M1, 1.226%, 10/25/34	853
2,746	Series 2004-HE4, Class M2, VAR, 1.166%, 12/25/34	2,687
3,696	Series 2004-OP1, Class M2, VAR, 1.766%, 04/25/34	3,401
1,090	American Homes 4 Rent, Series 2014-SFR1, Class D, VAR, 2.350%, 06/17/31 (e)	1,068
956	Ameriquest Mortgage Securities, Inc. Asset-Backed Certificates, Series 2002-AR1, Class M1, VAR, 1.258%, 09/25/32	871
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
1,660	Series 2003-13, Class M1, VAR, 1.207%, 01/25/34	1,514
736	Series 2003-13, Class M2, VAR, 2.737%, 01/25/34	688
916	Series 2004-R1, Class A2, VAR, 0.791%, 02/25/34	871
7,249	Series 2004-R1, Class M1, VAR, 0.986%, 02/25/34	6,638
668	Series 2004-R1, Class M2, VAR, 1.061%, 02/25/34	602
290	Series 2004-R3, Class A1B, VAR, 0.891%, 05/25/34	286
563	Series 2004-R8, Class M1, VAR, 1.151%, 09/25/34	562

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Argent Securities, Inc.,
1,592	Series 2003-W5, Class M2, VAR, 2.962%, 10/25/33	1,554
1,922	Series 2004-W4, Class A, VAR, 0.707%, 03/25/34	1,776
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
967	Series 2004-W2, Class M2, VAR, 2.062%, 04/25/34	907
713	Series 2004-W2, Class M3, VAR, 2.287%, 04/25/34	615
2,460	Series 2004-W3, Class A3, VAR, 1.007%, 02/25/34	2,201
2,306	Series 2004-W6, Class M1, VAR, 1.016%, 05/25/34	2,202
919	Series 2004-W7, Class M2, VAR, 1.087%, 05/25/34	859
	Asset-Backed Securities Corp. Home Equity Loan Trust,
2,896	Series 2001-HE3, Class A1, VAR, 0.727%, 11/15/31	2,724
671	Series 2001-HE3, Class M1, VAR, 1.087%, 11/15/31	621
264	Series 2003-HE3, Class M2, VAR, 3.187%, 06/15/33	253
2,087	Series 2003-HE4, Class M1, VAR, 1.431%, 08/15/33	1,979
2,375	Bayview Financial Acquisition Trust, Series 2006-D, Class 1A5, SUB, 5.668%, 12/28/36	2,347
726	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C, Class 1A2, SUB, 5.638%, 11/28/36	724
3,390	Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2, VAR, 1.762%, 12/25/34	3,342
	Bear Stearns Asset-Backed Securities Trust,
887	Series 2003-1, Class M1, VAR, 1.841%, 11/25/42	846
815	Series 2003-SD1, Class A, VAR, 1.091%, 12/25/33	762
1,505	Series 2003-SD1, Class M1, VAR, 1.466%, 12/25/33	1,412
1,947	Series 2004-HE2, Class M2, VAR, 1.987%, 03/25/34	1,859
2,624	Series 2004-SD4, Class A1, VAR, 1.091%, 08/25/44	2,644
958	CDC Mortgage Capital Trust, Series 2003-HE1, Class M1, VAR, 1.537%, 08/25/33	909

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
	Centex Home Equity Loan Trust,
2,347	Series 2004-A, Class M1, VAR, 0.791%, 01/25/34	2,183
1,116	Series 2004-C, Class M2, VAR, 0.982%, 06/25/34	984
685	Series 2004-D, Class MF2, SUB, 5.560%, 09/25/34	625
2,020	Series 2004-D, Class MF3, SUB, 5.760%, 09/25/34	1,494
382	Series 2004-D, Class MV2, VAR, 0.881%, 09/25/34	309
1,787	Series 2005-A, Class M1, VAR, 0.671%, 01/25/35	1,640
	Chase Funding Loan Acquisition Trust,
2,362	Series 2004-AQ1, Class M1, VAR, 1.286%, 05/25/34	2,219
2,733	Series 2004-OPT1, Class M2, VAR, 1.691%, 06/25/34	2,614
	Chase Funding Trust,
2,031	Series 2003-4, Class 1A5, SUB, 5.402%, 05/25/33	2,095
211	Series 2003-4, Class M1, VAR, 1.091%, 03/25/33	200
568	Series 2003-5, Class 1M2, VAR, 5.153%, 09/25/32	499
2,345	Series 2003-6, Class 2A2, VAR, 0.771%, 11/25/34	2,154
3,269	Series 2003-6, Class 2M1, VAR, 0.941%, 11/25/34	3,036
1,162	Series 2004-1, Class 1M1, 4.725%, 05/25/33	1,116
1,598	Series 2004-1, Class 2M1, VAR, 0.941%, 09/25/33	1,468
2,212	Series 2004-2, Class 1M1, VAR, 5.700%, 02/26/35	2,051
	Citigroup Mortgage Loan Trust, Inc.,
364	Series 2005-OPT1, Class M4, VAR, 1.241%, 02/25/35	279
301	Series 2005-WF2, Class AF7, SUB, 5.249%, 08/25/35	291
1,038	Series 2006-WFH4, Class A3, VAR, 0.341%, 11/25/36	1,033
	Countrywide Asset-Backed Certificates,
576	Series 2002-3, Class M1, VAR, 1.316%, 03/25/32	564

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,373	Series 2002-4, Class M1, VAR, 1.316%, 12/25/32	1,263
1,443	Series 2003-3, Class 3A, VAR, 0.731%, 11/25/33	1,325
5,247	Series 2003-BC1, Class A1, VAR, 0.991%, 03/25/33	4,832
1,667	Series 2004-1, Class 1M3, VAR, 1.166%, 02/25/34	1,559
13,501	Series 2004-2, Class M1, VAR, 0.941%, 05/25/34	12,814
5,432	Series 2004-3, Class M1, VAR, 0.941%, 06/25/34	5,174
793	Series 2004-3, Class M2, VAR, 1.016%, 06/25/34	736
2,549	Series 2004-5, Class M2, VAR, 1.196%, 07/25/34	2,399
1,028	Series 2004-6, Class M2, VAR, 1.166%, 10/25/34	966
427	Series 2004-BC4, Class M1, VAR, 1.241%, 11/25/34	405
1,381	Series 2004-ECC2, Class M2, VAR, 1.166%, 12/25/34	1,316
816	Series 2005-11, Class AF6, VAR, 4.889%, 02/25/36	841
8,156	Series 2005-AB3, Class 1A1, VAR, 0.441%, 02/25/36	7,159
112	Series 2006-2, Class 2A2, VAR, 0.381%, 06/25/36	109
1,009	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB8, Class AF2, SUB, 4.142%, 12/25/35	997
929	CWABS, Inc. Asset-Backed Certificates, Series 2004-1, Class M2, VAR, 1.016%, 03/25/34	857
	Equity One Mortgage Pass-Through Trust,
390	Series 2003-2, Class M1, VAR, 5.050%, 09/25/33	393
702	Series 2003-4, Class M1, SUB, 5.146%, 10/25/34	684
239	Finance America Mortgage Loan Trust, Series 2004-3, Class M2, VAR, 1.136%, 11/25/34	209
	First Franklin Mortgage Loan Asset Backed Certificates,
1,257	Series 2004-FF3, Class M1, VAR, 1.016%, 05/25/34	1,155
10,500	Series 2005-FF11, Class M1, VAR, 0.836%, 11/25/35	9,643

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
	First Franklin Mortgage Loan Trust,
2,279	Series 2003-FF5, Class M1, VAR, 1.091%, 03/25/34	2,167
8,627	Series 2004-FF4, Class M1, VAR, 1.046%, 06/25/34	7,676
3,035	Series 2004-FF5, Class A1, VAR, 0.911%, 08/25/34	2,876
15,042	Series 2005-FF10, Class A1, VAR, 0.491%, 11/25/35	13,308
4,254	Series 2005-FF10, Class A4, VAR, 0.511%, 11/25/35	4,176
1,243	Series 2005-FF11, Class A2D, VAR, 0.871%, 11/25/35	1,236
2,043	Series 2006-FF8, Class IIA3, VAR, 0.341%, 07/25/36	1,940
	Fremont Home Loan Trust,
3,351	Series 2004-2, Class M2, VAR, 1.121%, 07/25/34	3,164
608	Series 2004-B, Class M2, VAR, 1.136%, 05/25/34	534
1,219	Series 2004-C, Class M1, VAR, 1.166%, 08/25/34	1,138
2,235	GSAA Trust, Series 2005-6, Class A3, VAR, 0.561%, 06/25/35	2,140
	GSAMP Trust,
2,868	Series 2003-HE1, Class M1, VAR, 1.433%, 06/20/33	2,778
1,899	Series 2003-SEA, Class A1, VAR, 0.591%, 02/25/33	1,770
1,491	Series 2005-HE3, Class M2, VAR, 1.196%, 06/25/35	1,452
2,356	Series 2005-NC1, Class M1, VAR, 0.866%, 02/25/35	2,282
700	Series 2005-SEA2, Class A1, VAR, 0.537%, 01/25/45 (e)	685
4,116	Series 2006-FM1, Class A2C, VAR, 0.351%, 04/25/36	2,701
6,401	Series 2006-HE3, Class A2C, VAR, 0.351%, 05/25/46	5,711
3,500	Series 2006-HE4, Class A2C, VAR, 0.341%, 06/25/36	3,215
627	Series 2007-HE1, Class A2B, VAR, 0.291%, 03/25/47	622
6,646	Series 2007-SEA1, Class A, VAR, 0.491%, 12/25/36 (e)	6,166
	Home Equity Asset Trust,
951	Series 2003-1, Class M1, VAR, 1.691%, 06/25/33	915

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,255	Series 2003-3, Class M1, VAR, 1.481%, 08/25/33	1,194
443	Series 2004-6, Class M2, VAR, 1.091%, 12/25/34	378
	Home Equity Mortgage Loan Asset-Backed Trust,
3,446	Series 2004-C, Class M1, VAR, 1.027%, 03/25/35	3,129
1,250	Series 2004-C, Class M2, VAR, 1.087%, 03/25/35	1,104
	Invitation Homes Trust,
2,520	Series 2013-SFR1, Class C, VAR, 2.100%, 12/17/30 (e)	2,510
2,400	Series 2013-SFR1, Class E, VAR, 2.900%, 12/17/30 (e)	2,322
590	JP Morgan Mortgage Acquisition Trust, Series 2006-NC1, Class A4, VAR, 0.357%, 04/25/36	579
	Long Beach Mortgage Loan Trust,
1,170	Series 2001-2, Class M1, VAR, 1.031%, 07/25/31	1,084
3,460	Series 2002-5, Class M1, VAR, 1.436%, 11/25/32	3,247
626	Series 2003-4, Class M1, VAR, 1.211%, 08/25/33	602
190	Series 2004-3, Class M2, VAR, 1.091%, 07/25/34	182
755	Series 2004-3, Class M4, VAR, 1.803%, 07/25/34	703
812	Series 2004-3, Class M6, VAR, 2.328%, 07/25/34	745
590	Series 2005-WL2, Class M1, VAR, 0.661%, 08/25/35	584
	MASTR Asset-Backed Securities Trust,
1,212	Series 2004-OPT2, Class M1, VAR, 1.091%, 09/25/34	1,140
1,186	Series 2004-OPT2, Class M2, VAR, 1.166%, 09/25/34	1,036
3,064	Series 2005-NC1, Class M2, VAR, 0.941%, 12/25/34	2,927
	Merrill Lynch Mortgage Investors Trust,
1,198	Series 2003-OPT1, Class M1, VAR, 1.166%, 07/25/34	1,091
605	Series 2004-HE2, Class M1, VAR, 1.391%, 08/25/35	572
139	Series 2004-WMC5, Class M5, VAR, 1.916%, 07/25/35	133
2,923	Series 2005-FM1, Class M1, VAR, 0.671%, 05/25/36	2,649

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
	Morgan Stanley ABS Capital I, Inc. Trust,
1,458	Series 2003-NC10, Class M1, VAR, 1.211%, 10/25/33	1,375
13,090	Series 2004-HE1, Class M1, VAR, 1.046%, 01/25/34	12,448
1,032	Series 2004-HE2, Class M2, VAR, 1.991%, 03/25/34	957
1,033	Series 2004-HE2, Class M3, VAR, 2.366%, 03/25/34	545
5,266	Series 2004-HE3, Class M1, VAR, 1.046%, 03/25/34	4,984
1,703	Series 2004-HE3, Class M2, VAR, 2.066%, 03/25/34	1,610
2,070	Series 2004-HE6, Class M2, VAR, 1.091%, 08/25/34	1,964
1,176	Series 2004-HE6, Class M3, VAR, 1.166%, 08/25/34	1,053
2,216	Series 2004-HE7, Class M2, VAR, 1.136%, 08/25/34	2,182
108	Series 2004-HE7, Class M3, VAR, 1.211%, 08/25/34	102
2,593	Series 2004-HE8, Class M2, VAR, 1.211%, 09/25/34	2,500
1,013	Series 2004-HE8, Class M3, VAR, 1.316%, 09/25/34	945
3,607	Series 2004-NC3, Class M1, VAR, 0.986%, 03/25/34	3,429
6,825	Series 2004-NC5, Class M1, VAR, 1.091%, 05/25/34	6,232
896	Series 2004-NC6, Class M2, VAR, 2.066%, 07/25/34	829
353	Series 2004-NC7, Class M3, VAR, 1.166%, 07/25/34	307
817	Series 2004-NC8, Class M3, VAR, 1.301%, 09/25/34	761
3,065	Series 2004-OP1, Class M2, VAR, 1.106%, 11/25/34	2,966
1,163	Series 2004-OP1, Class M3, VAR, 1.211%, 11/25/34	1,057
2,772	Series 2004-WMC2, Class M1, VAR, 1.106%, 07/25/34	2,644
1,393	Series 2004-WMC2, Class M2, VAR, 1.991%, 07/25/34	1,327
1,265	Series 2005-HE1, Class M2, VAR, 0.896%, 12/25/34	1,229
1,699	Series 2005-HE1, Class M3, VAR, 0.971%, 12/25/34	1,415

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
364	Series 2005-NC1, Class M3, VAR, 0.956%, 01/25/35	291
	New Century Home Equity Loan Trust,
823	Series 2003-3, Class M1, VAR, 1.376%, 07/25/33	785
1,164	Series 2003-B, Class M2, VAR, 2.666%, 11/25/33	1,109
290	Series 2004-2, Class M2, VAR, 1.121%, 08/25/34	266
1,350	Series 2004-2, Class M4, VAR, 1.991%, 08/25/34	1,245
1,152	Series 2004-2, Class M6, VAR, 2.441%, 08/25/34	1,052
3,808	Series 2004-3, Class M2, VAR, 1.166%, 11/25/34	3,636
575	Series 2004-3, Class M3, VAR, 1.256%, 11/25/34	482
906	Series 2004-4, Class M2, VAR, 0.986%, 02/25/35	780
357	Series 2005-1, Class M3, VAR, 0.971%, 03/25/35	289
	NovaStar Mortgage Funding Trust,
1,191	Series 2003-2, Class M2, VAR, 2.956%, 09/25/33	1,092
1,386	Series 2003-3, Class M2, VAR, 2.666%, 12/25/33	1,360
4,395	Series 2004-2, Class M4, VAR, 1.991%, 09/25/34	3,895
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
4,126	Series 2002-6, Class A1, VAR, 0.951%, 11/25/32	3,917
1,034	Series 2002-6, Class A2, VAR, 0.991%, 11/25/32	968
937	Series 2003-2, Class A2, VAR, 0.791%, 04/25/33	867
2,145	Series 2003-2, Class M1, VAR, 1.166%, 04/25/33	1,913
1,803	Series 2003-3, Class M1A, VAR, 1.751%, 06/25/33	1,691
7,933	Series 2003-5, Class A1, VAR, 0.831%, 08/25/33	7,468
649	Series 2003-5, Class A2, VAR, 0.831%, 08/25/33	613
485	Series 2003-5, Class M2, VAR, 2.516%, 08/25/33	439
	Option One Mortgage Loan Trust,
6,897	Series 2002-3, Class A1, VAR, 0.691%, 08/25/32	6,491

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
1,069	Series 2002-3, Class A2, VAR, 0.731%, 08/25/32	976
1,988	Series 2003-1, Class A2, VAR, 1.031%, 02/25/33	1,851
11,415	Series 2004-2, Class M1, VAR, 0.986%, 05/25/34	10,536
1,259	Series 2004-3, Class M2, VAR, 1.046%, 11/25/34	1,164
1,910	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M3, VAR, 1.916%, 10/25/34	1,294
4,200	Pretium Mortgage Credit Partners I, Series 2015-NPL2, Class A1, SUB, 3.750%, 05/27/30 (e)	4,196
	Progress Residential Trust,
7,900	Series 2014-SFR1, Class A, VAR, 1.286%, 10/17/31 (e)	7,843
3,325	Series 2014-SFR1, Class E, VAR, 4.336%, 10/17/31 (e)	3,357
	RAMP Trust,
902	Series 2002-RS2, Class AI5, VAR, 6.030%, 03/25/32	893
291	Series 2004-RS11, Class M1, VAR, 1.121%, 11/25/34	287
	RASC Trust,
992	Series 2001-KS3, Class AII, VAR, 0.651%, 09/25/31	924
2,583	Series 2005-KS2, Class M1, VAR, 0.836%, 03/25/35	2,358
4,373	Series 2006-KS5, Class A3, VAR, 0.351%, 07/25/36	4,195
1,739	Series 2006-KS7, Class A3, VAR, 0.341%, 09/25/36	1,697
	Renaissance Home Equity Loan Trust,
2,514	Series 2002-3, Class M1, VAR, 1.691%, 12/25/32	2,449
666	Series 2003-1, Class M1, VAR, 1.691%, 06/25/33	590
265	Series 2003-2, Class A, VAR, 1.067%, 08/25/33	249
2,103	Series 2003-3, Class M1, VAR, 0.921%, 12/25/33	1,912
1,764	Series 2003-3, Class M2F, SUB, 5.681%, 12/25/33	1,629
3,208	Series 2003-4, Class M1, VAR, 1.041%, 03/25/34	2,923

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,318	Series 2003-4, Class M2F, SUB, 5.744%, 03/25/34	1,107
881	Series 2004-1, Class M1, VAR, 0.771%, 05/25/34	801
1,243	Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35	1,261
1,315	Series 2005-2, Class AV3, VAR, 0.561%, 08/25/35	1,187
1,761	Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	1,738
2,048	SASCO Mortgage Loan Trust, Series 2004-GEL3, Class M1, VAR, 1.762%, 08/25/34	1,932
	Saxon Asset Securities Trust,
6,710	Series 2003-3, Class M1, VAR, 1.162%, 12/25/33	6,314
504	Series 2004-2, Class AF3, VAR, 4.798%, 08/25/35	509
1,629	Series 2004-2, Class MV2, VAR, 1.987%, 08/25/35	1,544
1,115	Series 2006-2, Class A3C, VAR, 0.341%, 09/25/36	1,031
	Securitized Asset-Backed Receivables LLC Trust,
3,631	Series 2004-NC1, Class M1, VAR, 0.971%, 02/25/34	3,377
1,172	Series 2004-OP1, Class M2, VAR, 1.841%, 02/25/34	1,130
1,996	Series 2004-OP2, Class M1, VAR, 1.166%, 08/25/34	1,853
2,540	Series 2005-FR2, Class M2, VAR, 1.166%, 03/25/35	2,400
3,552	Series 2005-OP1, Class M2, VAR, 0.866%, 01/25/35	3,340
3,706	Soundview Home Loan Trust, Series 2006-OPT3, Class 2A3, VAR, 0.361%, 06/25/36	3,415
	Specialty Underwriting & Residential Finance Trust,
3,308	Series 2004-BC1, Class M1, VAR, 1.796%, 02/25/35	3,062
2,001	Series 2004-BC3, Class M1, VAR, 1.121%, 07/25/35	1,909
	Structured Asset Investment Loan Trust,
727	Series 2003-BC3, Class M1, VAR, 1.616%, 04/25/33	718
3,392	Series 2003-BC7, Class M1, VAR, 1.316%, 07/25/33	3,282

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
		United States — continued
593		Series 2003-BC10, Class A4, VAR, 1.191%, 10/25/33	561
2,958		Series 2003-BC11, Class M2, VAR, 2.741%, 10/25/33	2,926
1,931		Series 2003-BC12, Class M1, VAR, 1.166%, 11/25/33	1,806
4,429		Series 2004-1, Class M1, VAR, 1.166%, 02/25/34	4,227
—	(h)	Series 2004-1, Class M2, VAR, 2.891%, 02/25/34	—	(h)
5,381		Series 2004-5, Class M3, VAR, 1.121%, 05/25/34	4,977
16,635		Series 2004-6, Class A3, VAR, 0.991%, 07/25/34	15,671
3,294		Series 2004-6, Class M1, VAR, 1.091%, 07/25/34	3,031
4,428		Series 2004-7, Class M1, VAR, 1.241%, 08/25/34	4,115
692		Series 2004-8, Class M2, VAR, 1.121%, 09/25/34	613
700		Series 2004-BNC1, Class A5, VAR, 1.431%, 09/25/34	666
3,985		Series 2005-HE2, Class M1, VAR, 0.911%, 07/25/35	3,746
6,791		Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, VAR, 0.361%, 12/25/36	5,900
216		Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1, VAR, 1.541%, 04/25/33	210
6,885		VOLT XXXVI LLC, Series 2015-NP10, Class A1, 3.625%, 07/25/45 (e)	6,876
		Wells Fargo Home Equity Asset-Backed Securities Trust,
108		Series 2004-2, Class A21B, VAR, 0.611%, 10/25/34	105
2,177		Series 2004-2, Class M1, VAR, 0.791%, 10/25/34	2,103
1,838		Series 2004-2, Class M4, VAR, 1.391%, 10/25/34	1,703
1,082		Series 2004-2, Class M5, VAR, 1.441%, 10/25/34	1,025
290		Series 2004-2, Class M8A, VAR, 3.191%, 10/25/34 (e)	272
290		Series 2004-2, Class M8B, VAR, 5.000%, 10/25/34 (e)	263

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates,
658	Series 2004-1, Class M2, VAR, 0.821%, 04/25/34	591
1,064	Series 2004-1, Class M4, VAR, 1.341%, 04/25/34	927

	Total Asset-Backed Securities (Cost $477,008)	495,272

Collateralized Mortgage Obligations — 3.8%
	Non-Agency CMO — 3.8%
	United States — 3.8%
	Adjustable Rate Mortgage Trust
7,594	Series 2004-2, Class 6A1, VAR, 2.529%, 02/25/35	7,590
8,232	Series 2004-4, Class 4A1, VAR, 2.505%, 03/25/35	8,211
2,900	Series 2005-2, Class 3A1, VAR, 2.761%, 06/25/35	2,768
	Alternative Loan Trust
294	Series 2004-4CB, Class 1A1, 4.250%, 04/25/34	296
223	Series 2004-4CB, Class 3A1, 5.000%, 04/25/34	228
1,898	Series 2004-12CB, Class 2A1, 6.000%, 06/25/34	1,976
153	Series 2004-16CB, Class 2A1, 5.000%, 08/25/19	156
708	Series 2004-27CB, Class A1, 6.000%, 12/25/34	709
1,057	Series 2004-28CB, Class 2A4, 5.750%, 01/25/35	1,052
240	Series 2004-28CB, Class 4A1, 5.000%, 01/25/20	245
1,926	Series 2004-28CB, Class 6A1, 6.000%, 01/25/35	1,955
7,171	Series 2004-32CB, Class 2A5, 5.500%, 02/25/35	7,264
615	Series 2005-3CB, Class 1A4, 5.250%, 03/25/35	615
12,520	Series 2005-3CB, Class 1A13, 5.500%, 03/25/35	11,828
8,927	Series 2005-6CB, Class 1A4, 5.500%, 04/25/35	8,406
880	Series 2005-6CB, Class 1A6, 5.500%, 04/25/35	835

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
8,550	Series 2005-10CB, Class 1A5, 5.500%, 05/25/35	8,516
4,915	Series 2005-10CB, Class 1A8, 5.500%, 05/25/35	5,027
3,647	Series 2005-13CB, Class A4, 5.500%, 05/25/35	3,451
453	Series 2005-20CB, Class 1A1, 5.500%, 07/25/35	426
1,897	Series 2005-21CB, Class A4, 5.250%, 06/25/35	1,861
8,440	Series 2005-21CB, Class A17, 6.000%, 06/25/35	8,641
4,486	Series 2005-23CB, Class A15, 5.500%, 07/25/35	4,376
103	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	103
1,722	Series 2005-64CB, Class 1A1, 5.500%, 12/25/35	1,636
4,358	Series 2005-64CB, Class 1A15, 5.500%, 12/25/35	4,141
1,591	Series 2005-85CB, Class 3A2, 5.250%, 02/25/21	1,546
997	Series 2005-86CB, Class A4, 5.500%, 02/25/36	914
507	Series 2005-J1, Class 3A1, 6.500%, 08/25/32	509
1,525	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	1,560
645	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	658
208	Series 2005-J7, Class 2A1, 6.000%, 10/25/17	208
906	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	877
822	Series 2005-J14, Class A3, 5.500%, 12/25/35	753
2,210	Series 2006-4CB, Class 2A5, 5.500%, 04/25/36	2,148
1,367	Series 2006-19CB, Class A15, 6.000%, 08/25/36	1,247
619	Series 2006-25CB, Class A2, 6.000%, 10/25/36	556
394	Series 2006-J1, Class 1A13, 5.500%, 02/25/36	354
1,240	Series 2006-J3, Class 4A1, 5.750%, 05/25/26	1,148
413	Series 2007-8CB, Class A9, 6.000%, 05/25/37	360

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
319	Series 2007-19, Class 1A8, 6.000%, 08/25/37	266
508	Series 2007-25, Class 2A1, 6.000%, 11/25/22	485
282	Series 2007-9T1, Class 3A1, 5.500%, 05/25/22	245
577	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, VAR, 2.443%, 06/25/45	565
	Banc of America Alternative Loan Trust
3,398	Series 2003-7, Class 1CB1, 5.500%, 09/25/33	3,534
1,008	Series 2004-9, Class 4A1, 5.500%, 10/25/19	1,019
1,694	Series 2004-12, Class 4A1, 5.500%, 01/25/20	1,740
351	Series 2005-3, Class 2A1, 5.500%, 04/25/20	361
341	Series 2005-4, Class 3A1, 5.500%, 05/25/20	344
127	Series 2005-6, Class 5A4, 5.500%, 07/25/35	108
211	Series 2005-6, Class 7A1, 5.500%, 07/25/20	208
1,521	Series 2005-11, Class 4A5, 5.750%, 12/25/35	1,319
1,243	Series 2005-12, Class 5A1, 5.250%, 01/25/21	1,240
25	Series 2006-4, Class 2A1, 6.000%, 05/25/21	25
1,520	Series 2006-4, Class 3CB4, 6.000%, 05/25/46	1,269
1,249	Series 2006-5, Class CB7, 6.000%, 06/25/46	1,064
	Banc of America Funding Trust
6,187	Series 2005-6, Class 1A2, 5.500%, 10/25/35	5,924
3,004	Series 2005-7, Class 4A7, 6.000%, 11/25/35	3,079
1,293	Series 2006-2, Class 2A20, 5.750%, 03/25/36	1,264
3,557	Series 2006-A, Class 1A1, VAR, 2.674%, 02/20/36	3,529
399	Series 2007-4, Class 8A1, 5.500%, 11/25/34	385
	Banc of America Mortgage Trust
1,976	Series 2004-A, Class 2A2, VAR, 2.668%, 02/25/34	1,978

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
845	Series 2007-3, Class 1A1, 6.000%, 09/25/37	767
718	Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1, VAR, 0.351%, 02/25/34	653
1,054	Bear Stearns ARM Trust, Series 2005-2, Class A2, VAR, 2.515%, 03/25/35	1,055
1,228	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class M1, VAR, 1.196%, 10/25/34	832
560	Bear Stearns Asset-Backed Securities Trust, Series 2003-AC4, Class M1, SUB, 5.658%, 09/25/33	550
	Chase Mortgage Finance Trust
2,323	Series 2006-S3, Class 1A2, 6.000%, 11/25/36	2,007
1,621	Series 2006-S4, Class A5, 6.000%, 12/25/36	1,466
18,734	Series 2007-A2, Class 3A1, VAR, 2.610%, 07/25/37	18,689
467	Series 2007-S2, Class 1A8, 6.000%, 03/25/37	417
	CHL Mortgage Pass-Through Trust
375	Series 2003-27, Class A1, VAR, 2.756%, 06/25/33	370
5,300	Series 2004-25, Class 2A1, VAR, 0.531%, 02/25/35	4,629
654	Series 2005-5, Class A2, 5.500%, 03/25/35	664
393	Series 2005-20, Class A7, 5.250%, 12/25/27	377
497	Series 2005-30, Class A5, 5.500%, 01/25/36	494
3,458	Series 2006-10, Class 1A16, 6.000%, 05/25/36	3,233
207	Series 2006-15, Class A1, 6.250%, 10/25/36	185
1,045	Series 2006-17, Class A2, 6.000%, 12/25/36	987
6,785	Series 2006-18, Class 2A4, 6.000%, 12/25/36	6,232
377	Series 2006-J2, Class 1A1, 6.000%, 04/25/36	358
341	Series 2007-2, Class A2, 6.000%, 03/25/37	327
2,883	Series 2007-3, Class A18, 6.000%, 04/25/37	2,659
323	Series 2007-10, Class A4, 5.500%, 07/25/37	281

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
857	Series 2007-13, Class A4, 6.000%, 08/25/37	814
1,184	Series 2007-18, Class 2A1, 6.500%, 11/25/37	1,003
1,810	Citicorp Mortgage Securities Trust, Series 2007-4, Class 1A9, 6.000%, 05/25/37	1,801
1,414	Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, VAR, 2.510%, 10/25/35	1,398
	Citigroup Mortgage Loan Trust, Inc.
731	Series 2005-3, Class 2A2A, VAR, 2.652%, 08/25/35	725
1,795	Series 2005-4, Class A, VAR, 3.866%, 08/25/35	1,769
2,017	Series 2005-6, Class A1, VAR, 2.230%, 09/25/35	2,021
2,459	Series 2005-9, Class 2A2, 5.500%, 11/25/35	2,351
2,126	Series 2006-8, Class A3, VAR, 0.541%, 10/25/35 (e)	1,699
52	CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 2A1, 5.250%, 03/25/21	53
	Credit Suisse First Boston Mortgage Securities Corp.
671	Series 2003-29, Class 3A1, 5.500%, 12/25/33	698
10,464	Series 2004-4, Class 4A1, 5.500%, 08/25/34	10,952
278	Series 2004-8, Class 4A3, 5.500%, 12/25/34	284
1,282	Series 2004-AR4, Class 2A1, VAR, 2.537%, 05/25/34	1,277
6,664	Series 2004-AR4, Class 4A1, VAR, 2.605%, 05/25/34	6,692
1,856	Series 2004-AR5, Class 6A1, VAR, 2.507%, 06/25/34	1,864
3,974	Series 2004-AR6, Class 7A1, VAR, 2.562%, 10/25/34	4,031
5,782	Series 2005-2, Class 1A2, 5.250%, 01/25/28	5,847
1,174	Series 2005-4, Class 3A17, 5.500%, 06/25/35	1,188
4,521	Series 2005-10, Class 11A1, 5.500%, 11/25/20	4,626
118	Series 2005-10, Class 12A1, 5.250%, 11/25/20	118
764	Series 2005-10, Class 5A3, 5.500%, 11/25/35	703

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
	CSMC Mortgage-Backed Trust
133	Series 2006-8, Class 5A1, VAR, 5.629%, 10/25/26	114
1,511	Series 2007-2, Class 3A13, 5.500%, 03/25/37	1,408
334	Series 2007-3, Class 4A5, 5.000%, 04/25/37	315
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
403	Series 2005-1, Class 2A1, VAR, 5.782%, 02/25/20	414
144	Series 2005-2, Class 2A1, VAR, 0.491%, 03/25/20	135
5,985	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 0.448%, 08/19/45	5,340
880	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M3, VAR, 3.791%, 04/25/24	845
	First Horizon Alternative Mortgage Securities Trust
276	Series 2005-FA1, Class 1A4, 5.500%, 03/25/35	275
1,274	Series 2006-FA6, Class 3A1, 5.750%, 11/25/21	1,275
	First Horizon Mortgage Pass-Through Trust
594	Series 2004-AR7, Class 4A1, VAR, 2.468%, 02/25/35	590
5,386	Series 2005-5, Class 1A6, 5.500%, 10/25/35	5,255
1,017	Series 2006-2, Class 1A3, 6.000%, 08/25/36	956
134	Series 2006-2, Class 1A7, 6.000%, 08/25/36	126
969	Series 2006-3, Class 1A13, 6.250%, 11/25/36	946
	GMACM Mortgage Loan Trust
1,624	Series 2004-AR2, Class 3A, VAR, 3.090%, 08/19/34	1,569
1,021	Series 2005-AR1, Class 3A, VAR, 2.991%, 03/18/35	1,000
2,014	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)	1,643
	GSR Mortgage Loan Trust
521	Series 2004-15F, Class 1A2, 5.500%, 12/25/34	558

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
718	Series 2005-1F, Class 2A3, 6.000%, 02/25/35	741
311	Series 2005-AR3, Class 6A1, VAR, 2.668%, 05/25/35	288
7,381	Series 2005-AR4, Class 3A5, VAR, 2.691%, 07/25/35	7,142
3,286	Series 2006-1F, Class 2A9, 6.000%, 02/25/36	3,052
2,029	Series 2006-1F, Class 2A16, 6.000%, 02/25/36	1,884
797	Series 2006-9F, Class 8A1, 5.500%, 08/25/21	749
1,125	Series 2007-1F, Class 3A13, 6.000%, 01/25/37	1,067
602	HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.498%, 08/19/45	557
	Impac CMB Trust
2,168	Series 2004-5, Class 1A1, VAR, 0.911%, 10/25/34	2,081
790	Series 2004-5, Class 1M2, VAR, 1.061%, 10/25/34	720
4,476	Series 2004-6, Class 1A2, VAR, 0.971%, 10/25/34	4,184
1,545	Series 2004-7, Class 1A2, VAR, 1.111%, 11/25/34	1,438
6,459	Series 2004-9, Class 1A1, VAR, 0.951%, 01/25/35	5,865
2,713	Series 2004-10, Class 3A1, VAR, 0.891%, 03/25/35	2,452
952	Series 2005-1, Class 1A1, VAR, 0.711%, 04/25/35	867
1,038	Series 2005-4, Class 1A1A, VAR, 0.731%, 05/25/35	954
1,247	Impac CMB Trust Series, Series 2005-2, Class 1A2, VAR, 0.811%, 04/25/35	1,084
594	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A4, 3.750%, 08/25/33	558
	IndyMac INDX Mortgage Loan Trust
880	Series 2005-AR3, Class 3A1, VAR, 2.545%, 04/25/35	847
2,148	Series 2005-AR14, Class 2A1A, VAR, 0.491%, 07/25/35	1,848
	JP Morgan Mortgage Trust
400	Series 2004-A6, Class 1A1, VAR, 2.531%, 12/25/34	390
1,236	Series 2005-A3, Class 6A6, VAR, 2.649%, 06/25/35	1,205

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
490	Series 2005-A8, Class 1A1, VAR, 5.003%, 11/25/35	464
360	Series 2006-S2, Class 2A1, 5.000%, 06/25/21	335
247	Series 2006-S3, Class 2A4, 5.500%, 08/25/21	247
994	Series 2007-A1, Class 2A2, VAR, 2.483%, 07/25/35	973
204	Series 2007-S3, Class 2A3, 6.000%, 08/25/22	203
2,687	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.500%, 12/25/35	2,416
	Lehman XS Trust
13,571	Series 2005-5N, Class 3A1A, VAR, 0.491%, 11/25/35	12,016
9,177	Series 2005-7N, Class 1A1A, VAR, 0.461%, 12/25/35	8,026
	MASTR Alternative Loan Trust
1,028	Series 2004-8, Class 1A1, 6.500%, 09/25/34	1,095
3,182	Series 2004-12, Class 3A1, 6.000%, 12/25/34	3,358
1,011	Series 2005-3, Class 1A1, 5.500%, 04/25/35	1,022
540	Series 2005-5, Class 3A1, 5.750%, 08/25/35	465
1,720	Series 2005-6, Class 1A2, 5.500%, 12/25/35	1,531
1,721	Series 2006-3, Class 3A1, 5.500%, 06/25/21	1,603
	Merrill Lynch Mortgage Investors Trust
334	Series 2005-1, Class 2A1, VAR, 2.130%, 04/25/35	323
1,055	Series 2005-1, Class 2A2, VAR, 2.130%, 04/25/35	1,022
772	Series 2006-AF2, Class AF2, 6.250%, 10/25/36	685
	Morgan Stanley Mortgage Loan Trust
864	Series 2004-8AR, Class 4A1, VAR, 2.443%, 10/25/34	855
1,325	Series 2004-9, Class 1A, VAR, 5.571%, 11/25/34	1,370
278	Series 2005-4, Class 1A, 5.000%, 08/25/35	284
2,777	Series 2006-2, Class 1A, 5.250%, 02/25/21	2,678

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	MortgageIT Trust
9,729	Series 2005-3, Class A1, VAR, 0.491%, 08/25/35	9,131
1,242	Series 2005-5, Class A1, VAR, 0.451%, 12/25/35	1,124
242	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 2A5, SUB, 5.159%, 03/25/35	248
	RALI Trust
127	Series 2003-QS20, Class CB, 5.000%, 11/25/18	130
3,857	Series 2004-QA3, Class CB2, VAR, 3.506%, 08/25/34	3,933
744	Series 2004-QS15, Class A2, VAR, 0.591%, 11/25/34	719
266	Series 2005-QS2, Class A1, 5.500%, 02/25/35	266
4,557	Series 2005-QS6, Class A1, 5.000%, 05/25/35	4,038
2,145	Series 2005-QS17, Class A3, 6.000%, 12/25/35	1,916
4,119	Series 2006-QS4, Class A2, 6.000%, 04/25/36	3,551
163	Series 2006-QS18, Class 3A1, 5.750%, 12/25/21	154
	Residential Asset Securitization Trust
449	Series 2004-A6, Class A1, 5.000%, 08/25/19	459
607	Series 2004-A8, Class A1, 5.250%, 11/25/34	614
6,266	Series 2005-A3, Class A2, 5.500%, 04/25/35	5,710
3,729	Series 2005-A8CB, Class A11, 6.000%, 07/25/35	3,608
265	Series 2005-A14, Class A1, 5.500%, 12/25/35	230
	RFMSI Trust
1,040	Series 2004-S9, Class 2A1, 4.750%, 12/25/19	1,046
821	Series 2005-S1, Class 2A1, 4.750%, 02/25/20	842
330	Series 2005-S7, Class A6, 5.500%, 11/25/35	331
285	Series 2006-S10, Class 2A1, 5.500%, 10/25/21	283
100	Series 2006-S12, Class 2A2, 6.000%, 12/25/36	97

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1,103	Series 2003-35, Class B1, VAR, 5.522%, 12/25/33	916
9,656	Series 2004-10, Class 1A1, VAR, 5.428%, 06/25/34	9,965
	Structured Asset Securities Corp. Trust
778	Series 2005-6, Class 2A3, 5.500%, 05/25/35	797
534	Series 2005-6, Class 5A2, 5.000%, 05/25/35	545
	WaMu Mortgage Pass-Through Certificates Trust
2,539	Series 2004-AR10, Class A1B, VAR, 0.611%, 07/25/44	2,437
3,346	Series 2004-AR11, Class A, VAR, 2.473%, 10/25/34	3,381
7,650	Series 2005-AR5, Class A6, VAR, 2.468%, 05/25/35	7,639
636	Series 2005-AR7, Class A3, VAR, 2.475%, 08/25/35	634
4,883	Series 2005-AR14, Class 1A3, VAR, 2.346%, 12/25/35	4,692
3,023	Series 2005-AR14, Class 1A4, VAR, 2.346%, 12/25/35	2,914
91	Series 2005-AR15, Class A1A1, VAR, 0.451%, 11/25/45	85
1,845	Series 2005-AR16, Class 1A1, VAR, 2.349%, 12/25/35	1,735
214	Series 2005-AR18, Class 1A3A, VAR, 2.356%, 01/25/36	211
861	Series 2006-AR2, Class 1A1, VAR, 2.322%, 03/25/36	794
1,703	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-3, Class 5A2, 5.500%, 03/25/21	1,591
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
2,779	Series 2005-1, Class 1A3, 5.500%, 03/25/35	2,703
1,327	Series 2005-4, Class CB7, 5.500%, 06/25/35	1,217
2,127	Series 2005-10, Class 4CB1, 5.750%, 12/25/35	2,011
436	Series 2006-5, Class 2CB5, 6.500%, 07/25/36	361
2,837	Series 2007-1, Class 2A1, 6.000%, 01/25/22	2,764

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Wells Fargo Mortgage Backed Securities Trust
1,287	Series 2004-BB, Class A5, VAR, 2.619%, 01/25/35	1,300
12,330	Series 2004-DD, Class 1A1, VAR, 2.615%, 01/25/35	12,322
507	Series 2004-DD, Class 2A6, VAR, 2.618%, 01/25/35	504
6,750	Series 2004-M, Class A1, VAR, 2.724%, 08/25/34	6,852
9,135	Series 2004-N, Class A6, VAR, 2.728%, 08/25/34	9,128
8,674	Series 2004-N, Class A7, VAR, 2.728%, 08/25/34	8,668
903	Series 2004-Q, Class 1A2, VAR, 2.633%, 09/25/34	911
281	Series 2005-AR2, Class 2A2, VAR, 2.616%, 03/25/35	286
1,048	Series 2005-AR3, Class 2A1, VAR, 2.697%, 03/25/35	1,059
767	Series 2005-AR4, Class 2A2, VAR, 2.632%, 04/25/35	770
3,335	Series 2005-AR5, Class 1A1, VAR, 2.665%, 04/25/35	3,330
360	Series 2005-AR7, Class 2A1, VAR, 2.739%, 05/25/35	357
6,268	Series 2005-AR8, Class 1A1, VAR, 2.705%, 06/25/35	6,379
4,377	Series 2005-AR10, Class 1A1, VAR, 2.671%, 06/25/35	4,466
882	Series 2005-AR11, Class 1A1, VAR, 2.619%, 06/25/35	874
3,439	Series 2005-AR16, Class 6A3, VAR, 2.700%, 10/25/35	3,450
552	Series 2005-AR16, Class 7A1, VAR, 5.193%, 10/25/35	542
2,664	Series 2006-4, Class 1A9, 5.750%, 04/25/36	2,745
664	Series 2006-AR2, Class 2A3, VAR, 2.625%, 03/25/36	655
3,884	Series 2006-AR6, Class 5A1, VAR, 2.679%, 03/25/36	3,878
748	Series 2006-AR19, Class A3, VAR, 5.583%, 12/25/36	722
657	Series 2007-2, Class 1A13, 6.000%, 03/25/37	646

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
38	Series 2007-5, Class 2A3, 5.500%, 05/25/22	39
1,208	Series 2007-15, Class A1, 6.000%, 11/25/37	1,196
	Total Collateralized Mortgage Obligations (Cost $485,384)	494,856
Commercial Mortgage-Backed Securities — 1.1%
	United States — 1.1%
	Banc of America Commercial Mortgage Trust,
3,270	Series 2006-2, Class B, VAR, 5.762%, 05/10/45	3,311
5,000	Series 2007-3, Class B, VAR, 5.575%, 06/10/49	5,120
	Bear Stearns Commercial Mortgage Securities Trust,
2,501	Series 2006-PW13, Class AJ, VAR, 5.611%, 09/11/41	2,534
7,165	Series 2006-PW13, Class C, VAR, 5.680%, 09/11/41 (e)	6,867
7,080	Series 2007-PW16, Class AJ, VAR, 5.705%, 06/11/40	7,228
5,790	Series 2007-PW17, Class AJ, VAR, 5.886%, 06/11/50	5,932
5,769	CD Commercial Mortgage Trust, Series 2005-CD1, Class E, VAR, 5.202%, 07/15/44	5,774
	CD Mortgage Trust,
2,400	Series 2007-CD5, Class B, VAR, 6.124%, 11/15/44	2,529
3,159	Series 2007-CD5, Class D, VAR, 6.124%, 11/15/44 (e)	3,208
	COMM Mortgage Trust,
2,085	Series 2006-C8, Class CJ, 5.377%, 12/10/46	2,105
5,400	Series 2015-CR23, Class CMC, VAR, 3.685%, 05/10/48 (e)	5,328
2,560	Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class E, VAR, 5.463%, 02/15/39	2,568
2,850	GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45	2,877
4,150	GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.622%, 11/10/39	4,219

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	JP Morgan Chase Commercial Mortgage Securities Trust,
2,400	Series 2006-LDP8, Class D, VAR, 5.618%, 05/15/45	2,403
4,850	Series 2007-LD11, Class AM, VAR, 5.774%, 06/15/49	5,056
	LB-UBS Commercial Mortgage Trust,
2,410	Series 2006-C6, Class B, VAR, 5.472%, 09/15/39	2,426
4,800	Series 2007-C1, Class AJ, 5.484%, 02/15/40	4,964
1,240	Series 2007-C1, Class C, VAR, 5.533%, 02/15/40	1,257
9,200	Series 2007-C6, Class AJ, VAR, 6.124%, 07/15/40	9,507
2,400	ML-CFC Commercial Mortgage Trust, Series 2006-3, Class AJ, VAR, 5.485%, 07/12/46	2,429
	Morgan Stanley Capital I Trust,
3,018	Series 2005-HQ7, Class C, VAR, 5.190%, 11/14/42	3,023
3,480	Series 2006-HQ8, Class C, VAR, 5.505%, 03/12/44	3,459
1,725	Series 2006-HQ9, Class AJ, VAR, 5.862%, 07/12/44	1,754
3,850	Series 2006-HQ10, Class AJ, VAR, 5.389%, 11/12/41	3,941
5,225	Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44	5,363
2,922	Series 2007-HQ11, Class D, VAR, 5.538%, 02/12/44	2,950
	Wachovia Bank Commercial Mortgage Trust,
5,100	Series 2006-C24, Class AJ, VAR, 5.658%, 03/15/45	5,137
2,400	Series 2006-C29, Class AJ, VAR, 5.368%, 11/15/48	2,432
7,275	Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47	7,428
2,075	Series 2007-C33, Class AJ, VAR, 5.951%, 02/15/51	2,146
2,650	Series 2007-C33, Class B, VAR, 5.951%, 02/15/51	2,680
6,313	Series 2007-C33, Class C, VAR, 5.951%, 02/15/51	6,334
2,500	Series 2007-C34, Class AJ, VAR, 5.946%, 05/15/46	2,600

	Total Commercial Mortgage-Backed Securities (Cost $138,163)	136,889

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 42.7%
	Australia — 1.4%
728	BHP Billiton plc	13,363
1,872	Dexus Property Group (m)	10,624
7,990	Goodman Group (m)	38,105
10,062	Mirvac Group (m)	13,863
5,421	Scentre Group (m)	15,655
2,600	Suncorp Group Ltd.	27,069
3,250	Transurban Group	23,653
5,460	Westfield Corp. (m)	39,932

		182,264

	Belgium — 0.4%
272	Ageas	11,206
264	Proximus	9,943
168	Solvay S.A.	22,485
65	Warehouses De Pauw CVA (m)	5,096

		48,730

	Bermuda — 0.0% (g)
32	Validus Holdings Ltd.	1,485

	Brazil — 0.1%
402	AMBEV S.A., ADR	2,282
299	Banco do Brasil S.A.	1,903
176	BB Seguridade Participacoes S.A.	1,660
334	CCR S.A.	1,486
261	Cia Energetica de Minas Gerais, ADR	719
208	Tractebel Energia S.A.	2,155

		10,205

	Canada — 0.9%
608	Allied Properties Real Estate Investment Trust (m)	16,934
653	Bank of Nova Scotia (The) (m)	32,062
323	Canadian Apartment Properties REIT (m)	6,922
144	Canadian Real Estate Investment Trust (m)	4,685
335	H&R Real Estate Investment Trust (m)	5,715
602	RioCan Real Estate Investment Trust (m)	12,333
863	TransCanada Corp. (m)	33,546

		112,197

SHARES	SECURITY DESCRIPTION	VALUE
	Chile — 0.0% (g)
123	Banco Santander Chile, ADR	2,489

	China — 0.2%
6,648	Bank of China Ltd., Class H	3,633
4,416	China Construction Bank Corp., Class H	3,602
1,201	China Shenhua Energy Co., Ltd., Class H	2,280
4,978	Industrial & Commercial Bank of China Ltd., Class H	3,420
628	MGM China Holdings Ltd.	1,330
15,478	PetroChina Co., Ltd., Class H	15,248

		29,513

	Denmark — 0.5%
1,519	Danske Bank A/S (m)	47,499
109	Pandora A/S	12,280
241	Tryg A/S	4,855

		64,634

	Finland — 0.7%
308	Elisa OYJ	10,385
274	Nokian Renkaat OYJ	8,236
206	Orion OYJ, Class B	8,615
264	Sampo OYJ, Class A	13,039
685	Stora Enso OYJ, Class R	6,449
2,615	UPM-Kymmene OYJ	48,296

		95,020

	France — 2.8%
2,028	AXA S.A.	53,417
313	BNP Paribas S.A.	20,353
249	Bouygues S.A.	9,144
599	Credit Agricole S.A.	9,429
92	Fonciere Des Regions (m)	7,942
67	Gaztransport Et Technigaz S.A.	4,080
46	Gecina S.A. (m)	5,887
122	ICADE (m)	9,066
469	Klepierre (m)	21,361
212	Lagardere S.C.A.	6,349
1,254	Natixis S.A.	9,202
866	Orange S.A.	14,240
274	Sanofi	29,563
271	SCOR SE	10,374
296	Societe Generale S.A.	14,510
532	Suez Environnement Co.	10,197
366	Unibail-Rodamco SE (m)	97,277

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	France — continued
505	Veolia Environnement S.A.	11,290
537	Vivendi S.A.	14,107

		357,788

	Germany — 1.7%
130	Allianz SE	21,332
806	alstria office REIT-AG (a) (m)	11,135
92	Axel Springer SE	5,171
159	BASF SE	13,774
662	Daimler AG	59,209
331	Deutsche Annington Immobilien SE	10,329
56	Deutsche Post AG	1,706
2,937	Deutsche Telekom AG	53,103
57	Hannover Rueck SE	6,083
75	Muenchener Rueckversicherungs-Gesellschaft AG	13,826
203	ProSiebenSat.1 Media SE	10,356
402	TUI AG	6,905

		212,929

	Hong Kong — 0.3%
220	China Mobile Ltd.	2,873
1,046	China Resources Power Holdings Co., Ltd.	2,687
168	Hang Seng Bank Ltd. (m)	3,442
1,557	Hongkong Land Holdings Ltd.	11,985
1,984	Link REIT (The) (m)	11,664
4,319	New World Development Co., Ltd. (m)	5,215
818	Sands China Ltd.	3,612
120	VTech Holdings Ltd.	1,496

		42,974

	Hungary — 0.0% (g)
123	OTP Bank plc	2,515

	India — 0.1%
487	Coal India Ltd.	3,331
509	ITC Ltd.	2,586

		5,917

	Indonesia — 0.0% (g)
413	Indo Tambangraya Megah Tbk PT	296
14,183	Telekomunikasi Indonesia Persero Tbk PT	3,078

		3,374

	Ireland — 0.4%
478	Accenture plc, Class A	49,265

	Italy — 0.8%
601	Assicurazioni Generali S.p.A.	11,841
396	Atlantia S.p.A.	10,571

SHARES	SECURITY DESCRIPTION	VALUE
	Italy — continued
15,106	Intesa Sanpaolo S.p.A.	58,159
2,052	Snam S.p.A.	10,098
2,031	Terna Rete Elettrica Nazionale S.p.A.	9,473

		100,142

	Japan — 2.4%
4	GLP J-Reit (m)	4,049
733	Japan Airlines Co., Ltd.	27,640
3	Japan Logistics Fund, Inc. (m)	6,001
1	Japan Real Estate Investment Corp. (m)	3,247
1,723	Japan Tobacco, Inc. (m)	66,893
9,062	Mitsubishi UFJ Financial Group, Inc.	65,948
4	Nippon Prologis REIT, Inc. (m)	8,268
1,235	Nippon Telegraph & Telephone Corp. (m)	47,567
5	Orix JREIT, Inc. (m)	6,854
514	Seven & i Holdings Co., Ltd.	23,707
715	Toyota Motor Corp. (m)	47,578

		307,752

	Luxembourg — 0.1%
70	Millicom International Cellular S.A., SDR	5,132
102	RTL Group S.A.	9,261

		14,393

	Malaysia — 0.0% (g)
333	Lafarge Malaysia Bhd (m)	823

	Mexico — 0.0% (g)
1,411	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	3,274

	Netherlands — 1.4%
78	Eurocommercial Properties N.V., CVA	3,379
4,277	ING Groep N.V., CVA	72,737
1,147	NN Group N.V.	35,352
1,687	Royal Dutch Shell plc, Class A	48,364
227	Vastned Retail N.V. (m)	10,329
56	Wereldhave N.V. (m)	3,328

		173,489

	Norway — 0.3%
370	Gjensidige Forsikring ASA	5,951
1,204	Orkla ASA	9,599
585	Statoil ASA	9,862
529	Telenor ASA	11,619

		37,031

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Poland — 0.0% (g)
28	Powszechny Zaklad Ubezpieczen S.A.	3,180

	Portugal — 0.1%
2,589	EDP - Energias de Portugal S.A.	9,575

	Russia — 0.1%
71	Lukoil PJSC, ADR	2,926
88	MegaFon PJSC, Reg. S, GDR	1,089
170	MMC Norilsk Nickel PJSC, ADR	2,623
147	Mobile TeleSystems PJSC, ADR	1,208
113	Severstal PAO, Reg. S, GDR	1,278

		9,124

	Singapore — 0.4%
2,254	Ascendas Real Estate Investment Trust (m)	3,974
8,858	CapitaLand Commercial Trust (m)	9,197
3,424	Hutchison Port Holdings Trust, Class U	2,055
4,684	Mapletree Logistics Trust (m)	3,790
11,928	Singapore Telecommunications Ltd. (m)	35,625

		54,641

	South Africa — 0.4%
297	AVI Ltd.	1,872
240	Barclays Africa Group Ltd. (m)	3,521
153	Bidvest Group Ltd. (The)	3,708
177	Imperial Holdings Ltd.	2,373
1,075	Investec plc	9,808
1,124	Life Healthcare Group Holdings Ltd.	3,316
802	MMI Holdings Ltd.	1,867
1,422	MTN Group Ltd.	23,678

		50,143

	South Korea — 0.1%
58	Kangwon Land, Inc.	2,103
41	KT&G Corp.	3,807
106	SK Telecom Co., Ltd., ADR	2,548

		8,458

	Spain — 1.1%
544	Abertis Infraestructuras S.A.	8,911
286	ACS Actividades de Construccion y Servicios S.A.	9,604
2,244	Banco Santander S.A.	15,514
320	Enagas S.A.	8,984
485	Endesa S.A.	10,179
321	Ferrovial S.A.	7,803
2,161	Iberdrola S.A.	15,240
2,540	Mapfre S.A.	8,175
122	Red Electrica Corp. S.A.	9,745

SHARES	SECURITY DESCRIPTION	VALUE
	Spain — continued
1,533	Repsol S.A.	25,771
1,360	Telefonica S.A.	20,861

		140,787

	Sweden — 0.8%
1,059	Electrolux AB, Series B (m)	30,396
226	ICA Gruppen AB	8,258
1,172	Nordea Bank AB	14,591
996	Skandinaviska Enskilda Banken AB, Class A	11,985
458	Skanska AB, Class B	9,648
835	Svenska Handelsbanken AB, Class A	12,784
521	Swedbank AB, Class A	12,207
667	Tele2 AB, Class B	6,939

		106,808

	Switzerland — 2.3%
66	ACE Ltd.	7,222
42	Baloise Holding AG	5,376
8	Banque Cantonale Vaudoise	5,443
71	Cembra Money Bank AG (a)	4,304
274	Credit Suisse Group AG (a)	8,079
68	Kuehne + Nagel International AG	9,404
465	Nestle S.A.	35,162
515	Novartis AG	53,481
207	Roche Holding AG	59,928
116	Swiss Prime Site AG (a)	9,228
612	Swiss Re AG	55,047
19	Swisscom AG	11,137
638	UBS Group AG (a)	14,672
55	Zurich Insurance Group AG (a) (m)	16,704

		295,187

	Taiwan — 0.5%
193	Asustek Computer, Inc.	1,744
1,158	Cheng Shin Rubber Industry Co., Ltd.	2,237
342	Chicony Electronics Co., Ltd.	888
704	Delta Electronics, Inc.	3,463
631	Far EasTone Telecommunications Co., Ltd.	1,477
2,306	MediaTek, Inc.	24,241
291	Novatek Microelectronics Corp.	1,056
404	President Chain Store Corp.	2,938
1,473	Quanta Computer, Inc.	2,852
606	Radiant Opto-Electronics Corp.	1,805
13,207	Siliconware Precision Industries Co., Ltd.	14,997
203	Simplo Technology Co., Ltd.	836

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Taiwan — continued
1,002	Taiwan Mobile Co., Ltd.	3,314
148	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,266
423	Tripod Technology Corp.	666
1,803	Vanguard International Semiconductor Corp.	2,116

		67,896

	Thailand — 0.1%
463	Advanced Info Service PCL	3,282
171	Siam Cement PCL (The)	2,573

		5,855

	Turkey — 0.1%
366	Arcelik A.S.	1,928
648	Eregli Demir ve Celik Fabrikalari TAS	970
372	Tofas Turk Otomobil Fabrikasi A.S.	2,436
516	Turk Telekomunikasyon A.S.	1,280
269	Turkcell Iletisim Hizmetleri A.S.	1,233

		7,847

	United Arab Emirates — 0.0% (g)
532	First Gulf Bank PJSC	2,244

	United Kingdom — 7.5%
403	Admiral Group plc	9,314
861	AstraZeneca plc (m)	58,126
4,956	Aviva plc	40,296
8,121	BAE Systems plc (m)	60,802
4,834	Barclays plc	21,800
1,077	Barratt Developments plc (m)	10,659
4,470	BP plc (m)	27,534
452	British American Tobacco plc	26,856
3,628	British Land Co. plc (The) (m)	47,579
1,771	BT Group plc	12,816
300	Compass Group plc	4,806
7,471	Direct Line Insurance Group plc	42,637
330	easyJet plc	8,467
2,192	G4S plc	9,397
3,087	GlaxoSmithKline plc	67,094
3,446	Hammerson plc (m)	35,378
4,315	HSBC Holdings plc	38,975
1,163	ICAP plc	9,355
336	Imperial Tobacco Group plc	17,623
676	Inmarsat plc	9,357
1,773	Intu Properties plc (m)	9,121
2,822	ITV plc	12,347

SHARES	SECURITY DESCRIPTION	VALUE
	United Kingdom — continued
3,281	Legal & General Group plc	13,344
38,919	Lloyds Banking Group plc	50,680
1,304	Marks & Spencer Group plc	11,072
1,259	National Grid plc	16,755
108	Next plc	13,446
3,302	Old Mutual plc	10,921
1,502	Persimmon plc (a)	47,918
1,189	Royal Mail plc	9,366
2,955	Safestore Holdings plc (m)	13,915
138	Schroders plc	6,812
2,833	Segro plc (m)	19,857
311	Severn Trent plc	10,687
729	Sky plc	12,967
1,560	Standard Life plc	11,046
3,200	Taylor Wimpey plc	9,699
674	Unilever plc	30,580
714	United Utilities Group plc	9,930
20,788	Vodafone Group plc	78,745
1,451	William Hill plc	9,167

		967,246

	United States — 14.7%
87	3M Co.	13,136
206	AbbVie, Inc.	14,430
1,073	Altria Group, Inc.	58,328
136	Analog Devices, Inc.	7,911
380	Apartment Investment & Management Co., Class A (m)	14,840
386	Apple, Inc. (m)	46,826
47	Arthur J. Gallagher & Co.	2,219
89	Automatic Data Processing, Inc.	7,108
185	AvalonBay Communities, Inc. (m)	31,866
262	BB&T Corp.	10,546
210	Boston Properties, Inc. (m)	25,901
836	Bristol-Myers Squibb Co.	54,889
520	Brixmor Property Group, Inc. (m)	12,734
94	Chevron Corp.	8,316
112	Cincinnati Financial Corp.	6,174
80	Cinemark Holdings, Inc.	3,144
675	CME Group, Inc.	64,845
163	CMS Energy Corp. (m)	5,599
342	Coca-Cola Co. (The) (m)	14,043
103	Coca-Cola Enterprises, Inc.	5,269
260	Columbia Pipeline Group, Inc.	7,588
56	Comcast Corp., Class A	3,520

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United States –– continued
111	ConocoPhillips	5,600
1	Constar International, Inc., ADR (a) (i)	—
26	Cullen/Frost Bankers, Inc.	1,869
165	DCT Industrial Trust, Inc. (m)	5,723
425	DiamondRock Hospitality Co. (m)	5,358
314	Douglas Emmett, Inc. (m)	9,195
67	Dr. Pepper Snapple Group, Inc.	5,378
36	DTE Energy Co.	2,856
4	Dynegy, Inc. (a)	98
410	E.I. du Pont de Nemours & Co. (m)	22,850
82	Edison International	4,916
113	Eli Lilly & Co.	9,516
700	Equity One, Inc. (m)	17,961
178	Extra Space Storage, Inc. (m)	13,072
249	Exxon Mobil Corp. (m)	19,718
131	Fidelity National Information Services, Inc.	8,560
780	General Growth Properties, Inc. (m)	21,164
715	General Motors Co.	22,529
594	HCP, Inc. (m)	22,960
210	Health Care REIT, Inc. (m)	14,568
451	Healthcare Realty Trust, Inc. (m)	10,849
121	Hershey Co. (The) (m)	11,284
433	Highwoods Properties, Inc. (m)	18,342
767	Home Depot, Inc. (The)	89,798
161	Honeywell International, Inc. (m)	16,889
142	Illinois Tool Works, Inc.	12,702
183	Johnson & Johnson (m)	18,332
139	Kilroy Realty Corp. (m)	9,862
644	KLA-Tencor Corp.	34,162
147	L Brands, Inc.	11,857
727	LaSalle Hotel Properties (m)	24,171
967	Liberty Property Trust (m)	32,895
43	M&T Bank Corp.	5,645
125	Macerich Co. (The) (m)	9,927
121	Marathon Petroleum Corp.	6,588
1,307	Merck & Co., Inc. (m)	77,041
2,006	Microsoft Corp.	93,678
300	Mid-America Apartment Communities, Inc. (m)	24,102
248	Mondelez International, Inc., Class A	11,182
1,131	Morgan Stanley	43,931
587	National Retail Properties, Inc. (m)	21,811
3	Nebraska Book Holdings, Inc. (a) (i)	9

SHARES		SECURITY DESCRIPTION	VALUE
		United States –– continued
—	(h)	New Cotai LLC/New Cotai Capital Corp., Class B, ADR (a) (i)	101
351		NextEra Energy, Inc.	36,940
178		NII Holdings, Inc. (a)	2,540
260		NiSource, Inc.	4,540
117		Northern Trust Corp. (m)	8,979
670		Occidental Petroleum Corp. (m)	47,059
408		Omega Healthcare Investors, Inc. (m)	14,792
92		Omnicom Group, Inc. (m)	6,709
666		PACCAR, Inc.	43,182
285		Parkway Properties, Inc. (m)	5,116
1,414		Pfizer, Inc. (m)	51,000
151		PNC Financial Services Group, Inc. (The)	14,851
63		PPG Industries, Inc. (m)	6,868
173		Procter & Gamble Co. (The) (m)	13,291
846		Prologis, Inc. (m)	34,340
110		Public Storage (m)	22,529
290		Regency Centers Corp. (m)	18,577
277		Reynolds American, Inc.	23,737
85		Sempra Energy	8,657
171		Simon Property Group, Inc. (m)	32,058
26		SL Green Realty Corp.	3,040
23		Snap-on, Inc. (m)	3,870
3		Somerset Cayuga Holding Co., Inc. (a) (i)	65
1,544		Spirit Realty Capital, Inc. (m)	15,674
147		T. Rowe Price Group, Inc.	11,304
193		Texas Instruments, Inc.	9,638
19		Time Warner Cable, Inc.	3,592
172		Time Warner, Inc.	15,156
181		Travelers Cos., Inc. (The) (m)	19,206
349		U.S. Bancorp	15,783
361		United Technologies Corp. (m)	36,186
337		Verizon Communications, Inc. (m)	15,752
110		Vornado Realty Trust (m)	10,730
460		Weingarten Realty Investors (m)	16,172
1,612		Wells Fargo & Co.	93,303

			1,883,517

		Total Common Stocks (Cost $4,998,372)	5,470,711

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL/ UNIT AMOUNT		SECURITY DESCRIPTION	VALUE
	Convertible Bonds — 1.1%
		Austria — 0.0% (g)
EUR	16,698 Units	IMMOFINANZ AG, 4.250%, 03/08/18	841

		Cayman Islands — 0.1%
	2,800	China Overseas Finance Investment Cayman IV Ltd., Reg. S, Zero Coupon, 02/04/21	3,220
	1,099	Ctrip.com International Ltd., 1.000%, 07/01/20 (e)	1,041
HKD	12,000 Units	Hengan International Group Co., Ltd., Reg. S, Zero Coupon, 06/27/18	1,645
HKD	6,000	Kingsoft Corp., Ltd., 1.250%, 04/11/19	733
		Qihoo 360 Technology Co., Ltd.,
	1,400	1.750%, 08/15/21 (e)	1,228
	1,000	2.500%, 09/15/18	970
	1,279	SINA Corp., 1.000%, 12/01/18	1,195
	946	SouFun Holdings Ltd., 2.000%, 12/15/18	885
	500	TPK Holding Co., Ltd., Reg. S, Zero Coupon, 04/08/20	457

			11,374

		France — 0.0% (g)
EUR	9,364 Units	Air France-KLM, 2.030%, 02/15/23	1,097

		Hungary — 0.0% (g)
EUR	2,300	Magyar Nemzeti Vagyonkezelo Zrt, Reg. S, 3.375%, 04/02/19	2,737

		Italy — 0.0% (g)
EUR	900	Telecom Italia S.p.A, 1.125%, 03/26/22	1,088

		Luxembourg — 0.1%
	4,200	Subsea 7 S.A., Reg. S, 1.000%, 10/05/17	3,817
EUR	2,300	Telecom Italia Finance S.A., Reg. S, 6.125%, 11/15/16	3,846

			7,663

		Netherlands — 0.1%
EUR	600	Amorim Energia B.V., Reg. S, 3.375%, 06/03/18	683
	4,850 Units	Fiat Chrysler Automobiles N.V., 7.875%, 12/15/16	6,577
EUR	5,100	Volkswagen International Finance N.V., 5.500%, 11/09/15 (e)	6,069
	1,481	Yandex N.V., 1.125%, 12/15/18	1,250

			14,579

		Singapore — 0.0% (g)
SGD	8,250	CapitaLand Ltd., Reg. S, 1.850%, 06/19/20	5,633

		South Africa — 0.0% (g)
ZAR	63	Shoprite Investments Pty Ltd., Reg. S, 6.500%, 04/03/17	549

PRINCIPAL/ UNIT AMOUNT		SECURITY DESCRIPTION	VALUE
		Spain — 0.1%
EUR	1,300	CaixaBank S.A., Reg. S, 4.500%, 11/22/16	1,199
EUR	700	OHL Investments S.A., Reg. S, 4.000%, 04/25/18	707
EUR	2,500	Telefonica Participaciones SAU, 4.900%, 09/25/17	3,147
EUR	800	Telefonica S.A., Reg. S, 6.000%, 07/24/17	1,138

			6,191

		United Arab Emirates — 0.0% (g)
EUR	1,800	Aabar Investments PJSC, 0.500%, 03/27/20	2,071
	2,800	DP World Ltd., Reg. S, 1.750%, 06/19/24	3,080

			5,151

		United Kingdom — 0.1%
GBP	600	Balfour Beatty Finance No.2 Ltd., Reg. S, 1.875%, 12/03/18	901
	3,800	Newford Capital Ltd., Zero Coupon, 05/12/16	4,166
HKD	10,000	Shine Power International Ltd., Zero Coupon, 07/28/19	1,258
HKD	8,000	Tong Jie Ltd., Zero Coupon, 02/18/18	1,061
	1,900	Vedanta Resources Jersey Ltd., Reg. S, 5.500%, 07/13/16	1,836

			9,222

		United States — 0.6%
		Ares Capital Corp.,
	1,896	4.750%, 01/15/18	1,929
	1,978	4.875%, 03/15/17	2,042
	2,138	Centerpoint Energy Resources Corp., 2.297%, 09/15/29	1,478
	807	Cheniere Energy, Inc., 4.250%, 03/15/45	606
		Chesapeake Energy Corp.,
	3,818	2.250%, 12/15/38	3,083
	2,217	2.500%, 05/15/37	1,990
	1,354	Cobalt International Energy, Inc., 3.125%, 05/15/24	859
	997	Colony Capital, Inc., 3.875%, 01/15/21	1,006
	1,758	FireEye, Inc., Series B, 1.625%, 06/01/35 (e)	1,794
	1,136	Hologic, Inc., Series 2012, SUB, 2.000%, 03/01/42	1,598
	649	IAS Operating Partnership LP, 5.000%, 03/15/18 (e)	623
	900	Impax Laboratories, Inc., 2.000%, 06/15/22 (e)	927
		Intel Corp.,
	5,169	2.950%, 12/15/35	6,083
	1,867	3.250%, 08/01/39	2,714

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL/ UNIT AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	United States –– continued
329	Jarden Corp., 1.125%, 03/15/34	407
	Liberty Interactive LLC,
559	1.000%, 09/30/43 (e)	562
1,791	4.000%, 11/15/29	1,111
2,781	Liberty Media Corp., 1.375%, 10/15/23	2,684
3,053	Microchip Technology, Inc., 1.625%, 02/15/25 (e)	2,870
1,851	Micron Technology, Inc., Series G, 3.000%, 11/15/43	1,724
721	Navistar International Corp., 4.750%, 04/15/19	570
612	Nuance Communications, Inc., 2.750%, 11/01/31	621
689	Omnicare, Inc., 3.250%, 12/15/35	866
1,473	ON Semiconductor Corp., 1.000%, 12/01/20 (e)	1,422
3,318	Priceline Group, Inc. (The), 0.900%, 09/15/21 (e)	3,223
	Prospect Capital Corp.,
3,261	5.750%, 03/15/18	3,237
2,677	5.875%, 01/15/19	2,640
61	Real Mex Restaurants, Inc., 1.120%, 03/21/18 (i)	—	(h)
2,765	Redwood Trust, Inc., 4.625%, 04/15/18	2,670
698	SEACOR Holdings, Inc., 3.000%, 11/15/28	572
879	SolarCity Corp., 1.625%, 11/01/19 (e)	853
	Spirit Realty Capital, Inc.,
1,425	2.875%, 05/15/19	1,354
1,414	3.750%, 05/15/21	1,324
2,430	Starwood Property Trust, Inc., 3.750%, 10/15/17	2,447
1,708	SunEdison, Inc., 2.625%, 06/01/23 (e)	1,545
826	SunPower Corp., 0.875%, 06/01/21	776
4,414	Tesla Motors, Inc., 1.250%, 03/01/21	4,309
549	Trinity Industries, Inc., 3.875%, 06/01/36	737
	Twitter, Inc.,
1,204	0.250%, 09/15/19 (e)	1,059
1,870	1.000%, 09/15/21 (e)	1,619
140	Upstate New York Power Producers, Inc., 20.000% (PIK), 06/15/17 (e) (i) (v)	266
1,334	VEREIT, Inc., 3.750%, 12/15/20	1,260
1,389	Whiting Petroleum Corp., 1.250%, 04/01/20 (e)	1,202
1,041	Wright Medical Group, Inc., 2.000%, 02/15/20 (e)	1,100

PRINCIPAL/ UNIT AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
		71,762

	Total Convertible Bonds (Cost $141,418)	137,887

Corporate Bonds — 29.2%
	Argentina — 0.0% (g)
	YPF S.A.,
1,190	8.500%, 07/28/25 (e)	1,143
950	Reg. S, 8.750%, 04/04/24	938

		2,081

	Australia — 0.1%
714	BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 7.125%, 05/01/18 (e)	712
10,253	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19 (e)	7,459
1,560	Nufarm Australia Ltd., 6.375%, 10/15/19 (e)	1,584

		9,755

	Azerbaijan — 0.0% (g)
3,650	State Oil Co. of the Azerbaijan Republic, Reg. S, 4.750%, 03/13/23	3,394

	Bahamas — 0.0% (g)
3,050	Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21	2,554

	Bermuda — 0.1%
	Aircastle Ltd.,
3,400	6.750%, 04/15/17	3,630
5,872	7.625%, 04/15/20	6,782
3,730	Digicel Group Ltd., Reg. S, 7.125%, 04/01/22	3,441
425	Fly Leasing Ltd., 6.750%, 12/15/20	439
1,076	NCL Corp., Ltd., 5.250%, 11/15/19 (e)	1,113
	Viking Cruises Ltd.,
705	6.250%, 05/15/25 (e)	700
1,857	8.500%, 10/15/22 (e)	2,063

		18,168

	Brazil — 0.1%
3,953	Banco Daycoval S.A., Reg. S, 5.750%, 03/19/19	4,033
3,920	Votorantim Cimentos S.A., Reg. S, 7.250%, 04/05/41	3,577

		7,610

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Canada — 1.6%
	1011778 B.C. ULC/New Red Finance, Inc.,
580	4.625%, 01/15/22 (e)	580
6,870	6.000%, 04/01/22 (e)	7,092
1,632	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)	1,656
	Baytex Energy Corp.,
339	5.125%, 06/01/21 (e)	301
359	5.625%, 06/01/24 (e)	309
	Bombardier, Inc.,
965	4.750%, 04/15/19 (e)	871
543	5.500%, 09/15/18 (e)	511
648	6.125%, 01/15/23 (e)	525
1,200	7.500%, 03/15/18 (e)	1,211
1,250	7.500%, 03/15/25 (e)	1,034
5,963	7.750%, 03/15/20 (e)	5,531
604	Brookfield Residential Properties, Inc., 6.375%, 05/15/25 (e)	587
987	Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.125%, 07/01/22 (e)	962
	Cascades, Inc.,
1,330	5.500%, 07/15/22 (e)	1,287
1,450	5.750%, 07/15/23 (e)	1,403
1,710	Catamaran Corp., 4.750%, 03/15/21	1,937
3,391	Concordia Healthcare Corp., 7.000%, 04/15/23 (e)	3,455
	First Quantum Minerals Ltd.,
2,027	6.750%, 02/15/20 (e)	1,561
1,197	7.000%, 02/15/21 (e)	913
600	7.250%, 10/15/19 (e)	492
3,650	Garda World Security Corp., 7.250%, 11/15/21 (e)	3,413
1,681	HudBay Minerals, Inc., 9.500%, 10/01/20	1,647
2,175	Jupiter Resources, Inc., 8.500%, 10/01/22 (e)	1,479
	Lundin Mining Corp.,
1,580	7.500%, 11/01/20 (e)	1,604
1,625	7.875%, 11/01/22 (e)	1,653
1,067	Masonite International Corp., 5.625%, 03/15/23 (e)	1,099
3,600	Mattamy Group Corp., 6.500%, 11/15/20 (e)	3,492
	MEG Energy Corp.,
6,700	6.375%, 01/30/23 (e)	5,963
650	6.500%, 03/15/21 (e)	607
5,555	7.000%, 03/31/24 (e)	5,097

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Canada — continued
	New Gold, Inc.,
2,685	6.250%, 11/15/22 (e)	2,390
1,054	7.000%, 04/15/20 (e)	1,035
	NOVA Chemicals Corp.,
685	5.000%, 05/01/25 (e)	678
1,430	5.250%, 08/01/23 (e)	1,430
3,155	Novelis, Inc., 8.750%, 12/15/20	3,329
732	Open Text Corp., 5.625%, 01/15/23 (e)	730
	Pacific Rubiales Energy Corp.,
2,230	5.375%, 01/26/19 (e)	1,566
1,350	Reg. S, 5.125%, 03/28/23	854
1,709	Reg. S, 5.625%, 01/19/25	1,075
	Precision Drilling Corp.,
1,347	5.250%, 11/15/24	1,133
210	6.500%, 12/15/21	199
885	6.625%, 11/15/20	859
7,860	Quebecor Media, Inc., 5.750%, 01/15/23	8,056
50	Quebecor World Capital Corp., 6.125%, 07/15/15 (d) (i)	—	(h)
50	Quebecor, Inc., 9.750%, 10/15/15 (d)	—	(h)
1,005	Taseko Mines Ltd., 7.750%, 04/15/19	714
9,855	Transcanada Trust, VAR, 5.625%, 05/20/75	9,855
4,028	Trinidad Drilling Ltd., 7.875%, 01/15/19 (e)	3,907
	Ultra Petroleum Corp.,
2,600	5.750%, 12/15/18 (e)	2,327
1,554	6.125%, 10/01/24 (e)	1,197
	Valeant Pharmaceuticals International, Inc.,
3,775	5.375%, 03/15/20 (e)	3,879
930	5.500%, 03/01/23 (e)	951
840	5.625%, 12/01/21 (e)	862
24,140	5.875%, 05/15/23 (e)	25,103
9,790	6.125%, 04/15/25 (e)	10,231
3,475	6.375%, 10/15/20 (e)	3,662
2,824	6.750%, 08/15/18 (e)	2,967
7,840	6.750%, 08/15/21 (e)	8,163
8,175	7.000%, 10/01/20 (e)	8,492
6,147	7.250%, 07/15/22 (e)	6,485
18,923	7.500%, 07/15/21 (e)	20,531
	Videotron Ltd.,
4,026	5.000%, 07/15/22	4,072
2,601	5.375%, 06/15/24 (e)	2,627
3,200	Whiting Canadian Holding Co. ULC, 8.125%, 12/01/19	3,300

		200,931

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Cayman Islands — 0.2%
1,670	Comcel Trust via Comunicaciones Celulares S.A., Reg. S, 6.875%, 02/06/24	1,766
1,400	Country Garden Holdings Co., Ltd., 7.500%, 03/09/20	1,457
2,500	Reg. S, 7.500%, 01/10/23	2,556
776	Odebrecht Finance Ltd., Reg. S, 7.125%, 06/26/42	526
5,772	Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22	3,694
925	Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)	807
	Transocean, Inc.,
460	6.500%, 11/15/20	398
2,115	6.875%, 12/15/21	1,790
1,076	UPCB Finance IV Ltd., 5.375%, 01/15/25 (e)	1,041
3,371	UPCB Finance V Ltd., 7.250%, 11/15/21 (e)	3,632
1,913	UPCB Finance VI Ltd., 6.875%, 01/15/22 (e)	2,041
2,400	Vale Overseas Ltd., 6.875%, 11/21/36	2,238
3,296	Wynn Macau Ltd., 5.250%, 10/15/21 (e)	3,123

		25,069

	Chile — 0.1%
5,840	Cencosud S.A., Reg. S, 5.500%, 01/20/21	6,147
7,980	Empresa Nacional de Telecomunicaciones S.A., 4.750%, 08/01/26 (e)	7,780

		13,927

	Colombia — 0.1%
14,332	Ecopetrol S.A., 7.375%, 09/18/43 (m)	14,967

	Croatia — 0.1%
13,000	Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17	13,585

	Finland — 0.0% (g)
	Nokia OYJ,
904	5.375%, 05/15/19	961
434	6.625%, 05/15/39	471

		1,432

	France — 0.2%
	Numericable-SFR SAS,
424	4.875%, 05/15/19 (e)	430
16,141	6.000%, 05/15/22 (e)	16,424
3,730	Reg. S, 6.250%, 05/15/24 (e)	3,793
3,185	Orange S.A., 5.500%, 02/06/44	3,372

		24,019

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Georgia — 0.1%
	6,418	Georgian Railway JSC, 7.750%, 07/11/22 (e)	6,747

		Germany — 0.0% (g)
	2,002	Deutsche Bank AG, 10.500%, 12/23/26 (a) (e) (i)	1,252
		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
	800	5.000%, 01/15/25 (e)	788
EUR	582	5.125%, 01/21/23 (e)	680
	342	5.500%, 01/15/23 (e)	348

			3,068

		Hungary — 0.0% (g)
	5,020	MFB Magyar Fejlesztesi Bank Zrt, 6.250%, 10/21/20 (e)	5,614

		Indonesia — 0.2%
		Pertamina Persero PT,
	6,040	Reg. S, 5.250%, 05/23/21	6,266
	4,050	Reg. S, 5.625%, 05/20/43	3,569
	6,510	Reg. S, 6.000%, 05/03/42	6,022
	8,160	Reg. S, 6.450%, 05/30/44	7,986

			23,843

		Ireland — 0.2%
		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
	457	4.250%, 07/01/20	461
	3,260	4.500%, 05/15/21 (e)	3,309
	583	4.625%, 07/01/22	594
	1,515	5.000%, 10/01/21 (e)	1,574
	12,283	Ardagh Packaging Finance plc, 9.125%, 10/15/20 (e)	12,943
		Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc.,
	900	6.250%, 01/31/19 (e)	925
	88	7.000%, 11/15/20 (e)	89
	350	9.125%, 10/15/20 (e)	367
	3,205	VAR, 3.286%, 12/15/19 (e)	3,162
	920	Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	929
	3,900	Russian Railways Via RZD Capital plc, Reg. S, 5.700%, 04/05/22	3,700

			28,053

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Israel — 0.1%
8,850	Israel Electric Corp., Ltd., Reg. S, 5.000%, 11/12/24 (e)	9,160

	Italy — 0.1%
8,600	Enel S.p.A., VAR, 8.750%, 09/24/73 (e)	10,081
2,000	Telecom Italia S.p.A., 5.303%, 05/30/24 (e)	2,010

		12,091

	Japan — 0.0% (g)
3,049	SoftBank Group Corp., 4.500%, 04/15/20 (e)	3,060

	Kazakhstan — 0.2%
	KazMunayGas National Co. JSC,
4,160	Reg. S, 4.400%, 04/30/23	3,765
15,900	Reg. S, 6.375%, 04/09/21	16,589
2,500	Reg. S, 9.125%, 07/02/18	2,822

		23,176

	Liberia — 0.0% (g)
	Royal Caribbean Cruises Ltd.,
1,315	5.250%, 11/15/22	1,363
110	7.500%, 10/15/27	128

		1,491

	Luxembourg — 1.3%
	Actavis Funding SCS,
1,880	4.750%, 03/15/45	1,773
3,780	4.850%, 06/15/44	3,635
	Altice Financing S.A.,
724	6.500%, 01/15/22 (e)	746
6,762	6.625%, 02/15/23 (e)	6,965
311	7.875%, 12/15/19 (e)	328
	Altice Finco S.A.,
200	7.625%, 02/15/25 (e)	204
200	8.125%, 01/15/24 (e)	208
200	9.875%, 12/15/20 (e)	221
	Altice S.A.,
1,915	7.625%, 02/15/25 (e)	1,877
8,003	7.750%, 05/15/22 (e)	8,063
	ArcelorMittal,
1,800	6.125%, 06/01/18	1,905
1,585	6.125%, 06/01/25	1,510
400	6.250%, 03/01/21	404
15,150	7.000%, 02/25/22	15,529
500	7.500%, 03/01/41	476
2,000	7.750%, 10/15/39	1,930
3,500	10.600%, 06/01/19	4,178

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Luxembourg –– continued
945	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (e)	940
1,020	Capsugel S.A., 7.000% (Cash), 05/15/19 (e) (v)	1,033
3,834	ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)	4,035
2,130	Gazprom OAO Via Gaz Capital S.A., Reg. S, 9.250%, 04/23/19	2,367
	INEOS Group Holdings S.A.,
11,465	5.875%, 02/15/19 (e)	11,565
1,378	6.125%, 08/15/18 (e)	1,402
	Intelsat Jackson Holdings S.A.,
6,092	5.500%, 08/01/23	5,528
13,831	6.625%, 12/15/22	12,621
679	7.250%, 04/01/19	673
23,427	7.250%, 10/15/20	23,222
13,671	7.500%, 04/01/21	13,603
1,958	Intelsat Luxembourg S.A., 7.750%, 06/01/21	1,557
	Mallinckrodt International Finance S.A.,
160	3.500%, 04/15/18	160
1,700	4.750%, 04/15/23	1,642
	Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,
1,675	4.875%, 04/15/20 (e)	1,724
3,385	5.500%, 04/15/25 (e)	3,410
2,402	5.750%, 08/01/22 (e)	2,504
3,150	Millicom International Cellular S.A., Reg. S, 6.625%, 10/15/21	3,282
2,750	MOL Group Finance S.A., Reg. S, 6.250%, 09/26/19	2,980
5,240	Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21 (e)	5,371
2,300	Russian Agricultural Bank OJSC Via RSHB Capital S.A., Reg. S, 5.298%, 12/27/17	2,280
	Wind Acquisition Finance S.A.,
6,237	4.750%, 07/15/20 (e)	6,377
2,584	7.375%, 04/23/21 (e)	2,739

		160,967

	Mexico — 0.4%
	Alfa S.A.B. de C.V.,
4,412	6.875%, 03/25/44 (e)	4,544
6,850	Reg. S, 5.250%, 03/25/24	7,141
2,025	Cemex S.A.B. de C.V., 5.700%, 01/11/25 (e)	1,959

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Mexico –– continued
734	6.125%, 05/05/25 (e)	729
9,191	7.250%, 01/15/21 (e)	9,743
300	VAR, 5.039%, 10/15/18 (e)	315
570	Empresas ICA S.A.B. de C.V., 8.875%, 05/29/24 (e)	373
2,150	Grupo KUO S.A.B. de C.V., Reg. S, 6.250%, 12/04/22	2,206
2,154	Mexichem S.A.B. de C.V., Reg. S, 6.750%, 09/19/42	2,224
5,829	Nemak S.A.B de C.V., Reg. S, 5.500%, 02/28/23	5,975
	Petroleos Mexicanos,
10,899	5.625%, 01/23/46 (e)	10,184
1,920	6.500%, 06/02/41	2,007
7,320	6.625%, 06/15/35	7,832

		55,232

	Morocco — 0.2%
	OCP S.A.,
1,770	4.500%, 10/22/25 (e)	1,697
15,420	Reg. S, 5.625%, 04/25/24	16,172
6,221	Reg. S, 6.875%, 04/25/44	6,508

		24,377

	Netherlands — 0.6%
985	Basell Finance Co., B.V., Class B, 8.100%, 03/15/27 (e)	1,292
4,130	Bharti Airtel International Netherlands B.V., Reg. S, 5.125%, 03/11/23	4,377
4,600	Bluewater Holding B.V., 10.000%, 12/10/19 (e)	3,588
1,389	Constellium N.V., 5.750%, 05/15/24 (e)	1,153
	Fiat Chrysler Automobiles N.V.,
2,584	4.500%, 04/15/20	2,616
5,632	5.250%, 04/15/23	5,667
746	InterGen N.V., 7.000%, 06/30/23 (e)	671
4,700	Kazakhstan Temir Zholy Finance B.V., Reg. S, 6.950%, 07/10/42	4,254
4,372	LYB International Finance B.V., 4.875%, 03/15/44	4,231
	LyondellBasell Industries N.V.,
660	5.000%, 04/15/19	716
2,225	6.000%, 11/15/21	2,531
5,900	Majapahit Holding B.V., Reg. S, 7.750%, 01/20/20	6,829

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Netherlands –– continued
	NXP B.V./NXP Funding LLC,
268	3.500%, 09/15/16 (e)	270
1,000	3.750%, 06/01/18 (e)	1,013
2,281	4.125%, 06/15/20 (e)	2,290
2,665	4.625%, 06/15/22 (e)	2,638
6,952	5.750%, 02/15/21 (e)	7,252
4,574	5.750%, 03/15/23 (e)	4,734
	Petrobras Global Finance B.V.,
1,181	4.875%, 03/17/20	1,092
4,900	5.375%, 01/27/21	4,557
1,722	6.850%, 06/05/15	1,392
	Schaeffler Finance B.V.,
2,875	4.250%, 05/15/21 (e)	2,825
975	4.750%, 05/15/21 (e)	977
	Sensata Technologies B.V.,
1,383	4.875%, 10/15/23 (e)	1,369
1,395	5.000%, 10/01/25 (e)	1,367
514	5.625%, 11/01/24 (e)	530

		70,231

	Peru — 0.0% (g)
2,324	Consorcio Transmantaro S.A., Reg. S, 4.375%, 05/07/23	2,307

	Singapore — 0.0% (g)
480	Flextronics International Ltd., 5.000%, 02/15/23	487

	South Korea — 0.1%
12,860	Woori Bank, 4.750%, 04/30/24 (e)	13,337

	Sri Lanka — 0.0% (g)
680	National Savings Bank, 5.150%, 09/10/19 (e)	661

	Turkey — 0.1%
4,300	Turk Telekomunikasyon A.S., Reg. S, 4.875%, 06/19/24	4,231
2,240	Turkiye Garanti Bankasi A.S., 4.750%, 10/17/19 (e)	2,268

		6,499

	United Arab Emirates — 0.1%
	Abu Dhabi National Energy Co. PJSC,
2,410	Reg. S, 2.500%, 01/12/18	2,428
3,200	Reg. S, 3.625%, 01/12/23	3,200
5,100	DP World Ltd., Reg. S, 6.850%, 07/02/37	5,604

		11,232

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Kingdom — 0.5%
3,075	Afren plc, Reg. S, 6.625%, 12/09/20 (d)	97
1,655	Barclays Bank plc, 7.625%, 11/21/22	1,908
565	CEVA Group plc, 4.000%, 05/01/18 (e)	503
2,520	Gerdau Trade, Inc., Reg. S, 5.750%, 01/30/21	2,490
	International Game Technology plc,
3,200	6.250%, 02/15/22 (e)	3,148
4,000	6.500%, 02/15/25 (e)	3,835
	Jaguar Land Rover Automotive plc,
3,528	4.125%, 12/15/18 (e)	3,563
1,814	4.250%, 11/15/19 (e)	1,823
300	5.625%, 02/01/23 (e)	303
	Royal Bank of Scotland Group plc,
1,610	5.125%, 05/28/24	1,627
643	6.000%, 12/19/23	689
4,803	6.100%, 06/10/23	5,187
9,022	6.125%, 12/15/22	9,684
2,032	Royal Bank of Scotland plc (The), Reg. S, VAR, 9.500%, 03/16/22	2,242
2,699	Sea Trucks Group Ltd., Reg. S, 9.000%, 03/26/18 (e)	2,159
4,740	Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20	4,491
2,500	Studio City Finance Ltd., 8.500%, 12/01/20 (e)	2,550
	Vedanta Resources plc,
5,150	Reg. S, 6.750%, 06/07/16	5,195
4,310	Reg. S, 7.125%, 05/31/23	3,793
	Virgin Media Finance plc,
889	5.750%, 01/15/25 (e)	892
1,400	6.000%, 10/15/24 (e)	1,421
943	6.375%, 04/15/23 (e)	985
	Virgin Media Secured Finance plc,
975	5.250%, 01/15/26 (e)	941
6,744	5.375%, 04/15/21 (e)	6,938

		66,464

	United States — 22.3%
1,915	21st Century Fox America, Inc., 4.750%, 09/15/44	1,885
6,379	AbbVie, Inc., 4.700%, 05/14/45	6,225
1,900	Academy Ltd./Academy Finance Corp., 9.250%, 08/01/19 (e)	1,988

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Acadia Healthcare Co., Inc.,
520	5.125%, 07/01/22	519
700	5.625%, 02/15/23 (e)	710
528	6.125%, 03/15/21	544
6,620	ACCO Brands Corp., 6.750%, 04/30/20	7,017
2,877	ACE Cash Express, Inc., 11.000%, 02/01/19 (e)	1,381
	Activision Blizzard, Inc.,
585	5.625%, 09/15/21 (e)	614
2,535	6.125%, 09/15/23 (e)	2,732
	ADT Corp. (The),
3,370	3.500%, 07/15/22	3,086
490	4.125%, 04/15/19	498
5,980	4.125%, 06/15/23	5,591
8,250	6.250%, 10/15/21	8,745
	Advanced Micro Devices, Inc.,
1,216	6.750%, 03/01/19	885
2,588	7.000%, 07/01/24	1,721
460	7.500%, 08/15/22	317
1,406	7.750%, 08/01/20	946
	AECOM,
1,820	5.750%, 10/15/22 (e)	1,847
7,955	5.875%, 10/15/24 (e)	8,075
5,371	Aerojet Rocketdyne Holdings, Inc., 7.125%, 03/15/21	5,720
	AES Corp.,
400	4.875%, 05/15/23	380
2,849	5.500%, 03/15/24	2,778
3,000	5.500%, 04/15/25	2,872
6,704	7.375%, 07/01/21	7,358
1,907	Ahern Rentals, Inc., 7.375%, 05/15/23 (e)	1,802
1,850	AK Steel Corp., 8.750%, 12/01/18	1,878
4,705	Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)	5,081
	Alcatel-Lucent USA, Inc.,
586	4.625%, 07/01/17 (e)	605
1,045	6.450%, 03/15/29	1,102
2,220	6.750%, 11/15/20 (e)	2,387
4,500	8.875%, 01/01/20 (e)	4,894
	Alcoa, Inc.,
4,645	5.125%, 10/01/24	4,668
1,583	5.400%, 04/15/21	1,636
1,167	5.870%, 02/23/22	1,236
1,831	5.900%, 02/01/27	1,873

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
1,569	6.150%, 08/15/20	1,689
1,804	6.750%, 01/15/28	1,966
	Alere, Inc.,
355	6.375%, 07/01/23 (e)	369
994	6.500%, 06/15/20	1,034
	Aleris International, Inc.,
899	7.625%, 02/15/18	907
754	7.875%, 11/01/20	763
1,539	Alliance Data Systems Corp., 5.375%, 08/01/22 (e)	1,524
9,065	Allstate Corp. (The), VAR, 5.750%, 08/15/53	9,473
	Ally Financial, Inc.,
1,353	3.250%, 02/13/18	1,351
12,325	3.500%, 01/27/19	12,279
1,872	3.600%, 05/21/18	1,886
2,341	4.625%, 05/19/22	2,335
8,935	4.625%, 03/30/25	8,600
146	4.750%, 09/10/18	151
3,265	8.000%, 11/01/31	3,902
7,875	Altria Group, Inc., 5.375%, 01/31/44	8,461
2,585	Amazon.com, Inc., 4.950%, 12/05/44	2,589
	AMC Entertainment, Inc.,
3,875	5.750%, 06/15/25	3,856
1,400	5.875%, 02/15/22	1,431
2,000	AMC Networks, Inc., 4.750%, 12/15/22	2,015
	American Axle & Manufacturing, Inc.,
1,000	6.250%, 03/15/21	1,035
2,025	6.625%, 10/15/22	2,116
3,450	7.750%, 11/15/19	3,890
	American International Group, Inc.,
2,865	4.800%, 07/10/45	2,868
6,463	6.250%, 03/15/37	7,107
	AmeriGas Finance LLC/AmeriGas Finance Corp.,
350	6.750%, 05/20/20	367
1,950	7.000%, 05/20/22	2,074
	AmeriGas Partners LP/AmeriGas Finance Corp.,
1,285	6.250%, 08/20/19	1,319
84	6.500%, 05/20/21	87
3,665	Amgen, Inc., 4.400%, 05/01/45	3,413

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Amkor Technology, Inc.,
8,579	6.375%, 10/01/22	8,204
4,506	6.625%, 06/01/21	4,422
	Amsurg Corp.,
1,000	5.625%, 11/30/20	1,030
1,050	5.625%, 07/15/22	1,080
4,710	Anadarko Petroleum Corp., 4.500%, 07/15/44	4,285
4,060	Anixter, Inc., 5.625%, 05/01/19	4,283
	Antero Resources Corp.,
5,654	5.125%, 12/01/22	5,343
2,075	5.375%, 11/01/21	2,018
1,565	6.000%, 12/01/20	1,585
2,795	Anthem, Inc., 5.100%, 01/15/44	2,832
1,200	Aramark Services, Inc., 5.750%, 03/15/20	1,254
14,220	Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)	15,038
1,380	A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Class S, 7.875%, 12/15/20 (e)	1,468
	Ashland, Inc.,
1,000	3.875%, 04/15/18	1,030
11,192	4.750%, 08/15/22	11,290
	Ashtead Capital, Inc.,
2,050	5.625%, 10/01/24 (e)	2,055
5,035	6.500%, 07/15/22 (e)	5,293
	AT&T, Inc.,
2,210	4.350%, 06/15/45	1,903
3,780	4.750%, 05/15/46	3,486
3,950	Atwood Oceanics, Inc., 6.500%, 02/01/20	3,698
	Audatex North America, Inc.,
10,216	6.000%, 06/15/21 (e)	10,433
1,329	6.125%, 11/01/23 (e)	1,299
275	AutoNation, Inc., 5.500%, 02/01/20	300
	Avaya, Inc.,
10,104	7.000%, 04/01/19 (e)	9,750
2,926	10.500%, 03/01/21 (e)	2,378
6,483	AVINTIV Specialty Materials, Inc., 7.750%, 02/01/19	6,645
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
1,155	5.125%, 06/01/22 (e)	1,149
3,120	5.250%, 03/15/25 (e)	2,972
7,945	5.500%, 04/01/23	7,985
1,536	Axiall Corp., 4.875%, 05/15/23	1,478
3,750	B&G Foods, Inc., 4.625%, 06/01/21	3,731

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
	Ball Corp.,
995	4.000%, 11/15/23	948
905	5.000%, 03/15/22	927
1,312	5.250%, 07/01/25	1,319
1,233	Basic Energy Services, Inc., 7.750%, 10/15/22	891
5,675	Baxalta, Inc., 5.250%, 06/23/45 (e)	5,743
	Belden, Inc.,
500	5.250%, 07/15/24 (e)	491
5,499	5.500%, 09/01/22 (e)	5,486
	Berry Plastics Corp.,
1,875	5.125%, 07/15/23	1,842
525	5.500%, 05/15/22	530
3,980	Blackboard, Inc., 7.750%, 11/15/19 (e)	3,741
900	Blue Coat Holdings, Inc., 8.375%, 06/01/23 (e)	920
2,262	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)	2,302
2,280	BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)	2,269
2,500	Boyd Gaming Corp., 6.875%, 05/15/23	2,600
	BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
1,325	7.875%, 04/15/22	914
5,000	8.625%, 10/15/20	3,800
1,500	Briggs & Stratton Corp., 6.875%, 12/15/20	1,635
	Building Materials Corp. of America,
1,606	5.375%, 11/15/24 (e)	1,610
2,565	6.750%, 05/01/21 (e)	2,693
7,590	Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)	7,894
	Cablevision Systems Corp.,
609	7.750%, 04/15/18	658
8,230	8.000%, 04/15/20	8,971
3,000	8.625%, 09/15/17	3,296
	Caesars Entertainment Operating Co., Inc.,
5,850	8.500%, 02/15/20 (d)	4,855
10,800	9.000%, 02/15/20 (d)	8,937
6,390	11.250%, 06/01/17 (d)	5,272
2,759	Caleres, Inc., 6.250%, 08/15/23 (e)	2,787
	California Resources Corp.,
662	5.000%, 01/15/20	568
2,237	5.500%, 09/15/21	1,845
774	6.000%, 11/15/24	627

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Calpine Corp.,
1,139	5.375%, 01/15/23	1,113
1,500	5.500%, 02/01/24	1,455
1,140	5.750%, 01/15/25	1,112
2,467	5.875%, 01/15/24 (e)	2,579
1,066	6.000%, 01/15/22 (e)	1,127
4,450	Case New Holland, Inc., 7.875%, 12/01/17	4,906
3,850	Casella Waste Systems, Inc., 7.750%, 02/15/19	3,915
410	CCM Merger, Inc., 9.125%, 05/01/19 (e)	443
	CCO Holdings LLC/CCO Holdings Capital Corp.,
663	5.125%, 05/01/23 (e)	656
4,593	5.250%, 03/15/21	4,673
3,500	5.250%, 09/30/22	3,544
778	5.375%, 05/01/25 (e)	766
574	5.875%, 05/01/27 (e)	569
5,600	6.500%, 04/30/21	5,856
1,188	6.625%, 01/31/22	1,255
1,220	7.000%, 01/15/19	1,267
12,297	7.375%, 06/01/20	13,007
	CCO Safari II LLC,
2,939	4.464%, 07/23/22 (e)	2,955
1,103	4.908%, 07/23/25 (e)	1,105
2,205	6.384%, 10/23/35 (e)	2,254
8,230	6.484%, 10/23/45 (e)	8,518
	CDW LLC/CDW Finance Corp.,
563	5.000%, 09/01/23	559
720	5.500%, 12/01/24	724
871	CEB, Inc., 5.625%, 06/15/23 (e)	873
	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
1,095	5.250%, 03/15/21	1,135
575	5.375%, 06/01/24	588
975	Celanese US Holdings LLC, 4.625%, 11/15/22	958
6,630	Cemex Finance LLC, 9.375%, 10/12/22 (e)	7,368
1,530	Centene Corp., 4.750%, 05/15/22	1,538
4,845	Central Garden & Pet Co., 8.250%, 03/01/18	4,952
1,500	Century Communities, Inc., 6.875%, 05/15/22 (e)	1,444
	CenturyLink, Inc.,
1,915	5.625%, 04/01/25 (e)	1,750
13,146	Series T, 5.800%, 03/15/22	12,768

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
5,900	Series W, 6.750%, 12/01/23	5,915
	Cenveo Corp.,
550	6.000%, 08/01/19 (e)	492
1,275	8.500%, 09/15/22 (e)	1,017
1,335	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)	1,240
	Chemours Co. (The),
3,125	6.625%, 05/15/23 (e)	2,750
2,000	7.000%, 05/15/25 (e)	1,754
	Chesapeake Energy Corp.,
3,655	4.875%, 04/15/22	2,942
680	5.375%, 06/15/21	571
2,642	6.125%, 02/15/21	2,279
8,450	6.625%, 08/15/20	7,563
2,000	6.875%, 11/15/20	1,795
2,214	Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875%, 02/01/21	2,375
828	Choice Hotels International, Inc., 5.750%, 07/01/22	884
	CHS/Community Health Systems, Inc.,
750	5.125%, 08/15/18	769
1,385	5.125%, 08/01/21	1,437
3,485	6.875%, 02/01/22	3,729
1,150	7.125%, 07/15/20	1,225
2,920	8.000%, 11/15/19	3,069
142	Chukchansi Economic Development Authority, 9.750%, 05/30/20 (d) (e)	80
	Cimarex Energy Co.,
975	4.375%, 06/01/24	943
1,290	5.875%, 05/01/22	1,368
2,500	Cincinnati Bell, Inc., 8.375%, 10/15/20	2,622
	Cinemark USA, Inc.,
3,350	4.875%, 06/01/23	3,296
1,412	5.125%, 12/15/22	1,419
1,005	7.375%, 06/15/21	1,065
	CIT Group, Inc.,
1,149	4.250%, 08/15/17	1,175
2,161	5.000%, 05/15/17	2,237
2,573	5.000%, 08/15/22	2,615
5,640	5.250%, 03/15/18	5,851
4,902	5.375%, 05/15/20	5,181
10,425	5.500%, 02/15/19 (e)	11,024

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
2,580	6.625%, 04/01/18 (e)	2,780
1,500	Citgo Holding, Inc., 10.750%, 02/15/20 (e)	1,534
1,908	CITGO Petroleum Corp., 6.250%, 08/15/22 (e)	1,870
	Claire’s Stores, Inc.,
1,150	6.125%, 03/15/20 (e)	908
3,518	8.875%, 03/15/19	1,522
11,608	9.000%, 03/15/19 (e)	10,055
5,200	Clean Harbors, Inc., 5.250%, 08/01/20	5,324
	Clear Channel Worldwide Holdings, Inc.,
33,860	6.500%, 11/15/22	35,274
19,128	Series A, 7.625%, 03/15/20	20,095
	Clearwater Paper Corp.,
800	4.500%, 02/01/23	766
900	5.375%, 02/01/25 (e)	880
	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,
926	6.375%, 03/15/24	565
339	8.500%, 12/15/19	246
2,530	CNG Holdings, Inc., 9.375%, 05/15/20 (e)	1,682
	CNH Industrial Capital LLC,
600	3.625%, 04/15/18	607
800	3.875%, 11/01/15	801
	CNO Financial Group, Inc.,
600	4.500%, 05/30/20	619
1,790	5.250%, 05/30/25	1,871
3,282	Coeur Mining, Inc., 7.875%, 02/01/21	2,148
954	Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)	904
3,900	Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)	3,861
	Commercial Metals Co.,
1,987	4.875%, 05/15/23	1,818
1,730	7.350%, 08/15/18	1,860
2,927	CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)	2,890
	CommScope, Inc.,
358	4.375%, 06/15/20 (e)	360
1,240	5.000%, 06/15/21 (e)	1,225
3,478	5.500%, 06/15/24 (e)	3,404
5,150	Communications Sales & Leasing, Inc., 8.250%, 10/15/23 (e)	4,918
	Comstock Resources, Inc.,
516	7.750%, 04/01/19	186
996	9.500%, 06/15/20	368

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
1,500	10.000%, 03/15/20 (e)	1,324
	Concho Resources, Inc.,
593	5.500%, 04/01/23	593
2,475	6.500%, 01/15/22	2,559
	CONSOL Energy, Inc.,
1,855	5.875%, 04/15/22	1,441
1,460	8.000%, 04/01/23 (e)	1,208
1,550	Consolidated Communications, Inc., 6.500%, 10/01/22 (e)	1,438
34	Constar International, Inc., 11.000%, 12/31/17 (d) (i)	6
	Constellation Brands, Inc.,
299	3.750%, 05/01/21	299
995	4.750%, 11/15/24	1,015
510	6.000%, 05/01/22	563
1,000	7.250%, 09/01/16	1,055
1,554	Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03, 7.875%, 07/02/18	1,625
61	Continental Airlines 2004-ERJ1 Pass-Through Trust, Series RJ04, 9.558%, 09/01/19	66
1,132	Continental Airlines 2005-ERJ1 Pass-Through Trust, Series ERJ1, 9.798%, 04/01/21	1,251
1,344	Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18	1,404
	Corrections Corp. of America,
10,100	4.125%, 04/01/20	10,125
900	4.625%, 05/01/23	889
	Cott Beverages, Inc.,
3,076	5.375%, 07/01/22	3,007
5,762	6.750%, 01/01/20 (e)	5,999
	Covanta Holding Corp.,
240	5.875%, 03/01/24	236
577	6.375%, 10/01/22	606
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
349	6.000%, 12/15/20	352
3,830	6.125%, 03/01/22	3,782
1,409	6.250%, 04/01/23 (e)	1,416
1,900	Crimson Merger Sub, Inc., 6.625%, 05/15/22 (e)	1,753
770	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23	747

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Crown Castle International Corp.,
863	4.875%, 04/15/22	885
7,152	5.250%, 01/15/23	7,492
	CSC Holdings LLC,
1,000	6.750%, 11/15/21	1,037
400	8.625%, 02/15/19	455
1,600	CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22	1,508
433	CST Brands, Inc., 5.000%, 05/01/23	431
8,075	CVS Health Corp., 5.125%, 07/20/45	8,556
	Dana Holding Corp.,
3,000	5.375%, 09/15/21	3,060
750	5.500%, 12/15/24	739
4,250	6.000%, 09/15/23	4,377
1,059	6.750%, 02/15/21	1,115
4,795	Darling Ingredients, Inc., 5.375%, 01/15/22	4,855
	DaVita HealthCare Partners, Inc.,
6,430	5.000%, 05/01/25	6,358
1,490	5.125%, 07/15/24	1,501
1,275	5.750%, 08/15/22	1,358
6,738	Dean Foods Co., 6.500%, 03/15/23 (e)	6,898
42	Delta Air Lines 2009-1 Series B Pass-Through Trust, Series B, 9.750%, 12/17/16	45
399	Delta Air Lines 2012-1 Class A Pass-Through Trust, Series A, 4.750%, 05/07/20	421
493	Delta Air Lines 2012-1 Class B Pass-Through Trust, Series B, 6.875%, 05/07/19 (e)	540
7,508	Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)	7,827
	Denbury Resources, Inc.,
4,635	4.625%, 07/15/23	3,337
3,350	5.500%, 05/01/22	2,655
1,892	Devon Energy Corp., 5.000%, 06/15/45	1,829
2,257	Diamondback Energy, Inc., 7.625%, 10/01/21	2,392
2,660	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.150%, 03/15/42	2,535
	DISH DBS Corp.,
16,608	5.875%, 07/15/22	16,525
5,605	5.875%, 11/15/24	5,437
18,954	6.750%, 06/01/21	20,044
3,925	7.125%, 02/01/16	4,018
5,335	7.875%, 09/01/19	5,968

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
5,400	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)	5,548
718	Dollar Tree, Inc., 5.750%, 03/01/23 (e)	757
1,857	Dominion Gas Holdings LLC, 4.600%, 12/15/44	1,763
17,485	Dominion Resources, Inc., VAR, 5.750%, 10/01/54	18,097
1,769	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19 (e)	1,791
3,419	DS Services of America, Inc., 10.000%, 09/01/21 (e)	3,996
953	DuPont Fabros Technology LP, 5.875%, 09/15/21	979
1,120	Dycom Investments, Inc., 7.125%, 01/15/21	1,173
	Dynegy, Inc.,
2,318	5.875%, 06/01/23	2,220
1,940	6.750%, 11/01/19 (e)	2,003
4,585	7.375%, 11/01/22 (e)	4,743
2,135	7.625%, 11/01/24 (e)	2,204
	E*TRADE Financial Corp.,
1,074	4.625%, 09/15/23	1,069
720	5.375%, 11/15/22	750
1,011	Eagle Spinco, Inc., 4.625%, 02/15/21	983
25	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	28
8,808	Embarq Corp., 7.995%, 06/01/36	9,625
185	Emdeon, Inc., 11.000%, 12/31/19	200
2,550	Endo Finance LLC, 5.750%, 01/15/22 (e)	2,626
250	Endo Finance LLC/Endo Finco, Inc., 7.250%, 12/15/20 (e)	262
	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,
4,705	6.000%, 07/15/23 (e)	4,893
1,770	6.000%, 02/01/25 (e)	1,823
8,292	Energizer Holdings, Inc., 5.500%, 06/15/25 (e)	8,105
	Energy Transfer Equity LP,
6,102	5.875%, 01/15/24	6,209
1,055	7.500%, 10/15/20	1,181
4,470	Energy Transfer Partners LP, 6.125%, 12/15/45	4,500
670	EnerSys, 5.000%, 04/30/23 (e)	655
455	EnLink Midstream Partners LP/EnLink Midstream Finance Corp., 7.125%, 06/01/22	504

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
435	Entegris, Inc., 6.000%, 04/01/22 (e)	446
4,625	Enterprise Products Operating LLC, 4.900%, 05/15/46	4,345
1,210	Envision Healthcare Corp., 5.125%, 07/01/22 (e)	1,222
	EP Energy LLC/Everest Acquisition Finance, Inc.,
993	6.375%, 06/15/23 (e)	929
4,036	7.750%, 09/01/22	4,026
13,583	9.375%, 05/01/20	14,024
	Equinix, Inc.,
1,320	4.875%, 04/01/20	1,353
1,324	5.375%, 01/01/22	1,344
438	5.750%, 01/01/25	440
1,085	ESH Hospitality, Inc., 5.250%, 05/01/25 (e)	1,057
6,325	EV Energy Partners LP/EV Energy Finance Corp., 8.000%, 04/15/19	5,550
1,890	Exelon Corp., 5.100%, 06/15/45	1,948
5,835	Express Scripts Holding Co., 6.125%, 11/15/41	6,745
920	Exterran Partners LP/EXLP Finance Corp., 6.000%, 10/01/22	823
29,323	FCA U.S. LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	31,779
685	FelCor Lodging LP, 6.000%, 06/01/25 (e)	706
1,855	Ferrellgas LP/Ferrellgas Finance Corp., 6.750%, 06/15/23 (e)	1,860
1,315	Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)	1,381
	First Data Corp.,
4,063	6.750%, 11/01/20 (e)	4,297
17,515	8.250%, 01/15/21 (e)	18,544
19,313	8.750%, 01/15/22 (e)	20,472
8,425	8.875%, 08/15/20 (e)	8,825
726	10.625%, 06/15/21	809
392	11.250%, 01/15/21	435
1,836	11.750%, 08/15/21	2,084
6,588	12.625%, 01/15/21	7,626
6,430	Ford Motor Co., 4.750%, 01/15/43	6,309
5,500	Ford Motor Credit Co. LLC, 5.000%, 05/15/18	5,905
	Freescale Semiconductor, Inc.,
770	5.000%, 05/15/21 (e)	782
549	6.000%, 01/15/22 (e)	574

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
	Fresenius Medical Care U.S. Finance II, Inc.,
860	4.125%, 10/15/20 (e)	877
515	4.750%, 10/15/24 (e)	515
3,183	5.625%, 07/31/19 (e)	3,477
2,772	5.875%, 01/31/22 (e)	2,994
	Fresenius Medical Care U.S. Finance, Inc.,
1,850	5.750%, 02/15/21 (e)	1,984
400	6.500%, 09/15/18 (e)	442
	Frontier Communications Corp.,
4,860	8.500%, 04/15/20	5,030
1,522	8.750%, 04/15/22	1,510
3,356	9.250%, 07/01/21	3,490
350	FTI Consulting, Inc., 6.000%, 11/15/22	369
706	FTS International, Inc., VAR, 7.783%, 06/15/20 (e)	678
72	Gannett Co., Inc., 10.000%, 04/01/16	76
825	Gardner Denver, Inc., 6.875%, 08/15/21 (e)	732
2,850	GCI, Inc., 6.750%, 06/01/21	2,914
5,100	General Cable Corp., 5.750%, 10/01/22	4,679
	General Motors Co.,
11,400	4.875%, 10/02/23	11,687
4,970	6.250%, 10/02/43	5,427
	General Motors Financial Co., Inc.,
3,796	3.250%, 05/15/18	3,845
700	3.450%, 04/10/22	675
205	4.250%, 05/15/23	203
1,050	4.750%, 08/15/17	1,100
	Genesis Energy LP/Genesis Energy Finance Corp.,
928	5.625%, 06/15/24	861
850	5.750%, 02/15/21	829
859	6.000%, 05/15/23	818
780	6.750%, 08/01/22	778
	GenOn Energy, Inc.,
1,000	7.875%, 06/15/17	1,008
1,000	9.500%, 10/15/18	1,005
3,848	9.875%, 10/15/20	3,838
	GEO Group, Inc. (The),
5,150	5.875%, 01/15/22	5,382
2,700	6.625%, 02/15/21	2,828
	Global Partners LP/GLP Finance Corp.,
490	6.250%, 07/15/22	459
1,425	7.000%, 06/15/23 (e)	1,372

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
3,065	GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/23	3,194
2,434	Goodman Networks, Inc., 12.125%, 07/01/18	1,844
	Goodyear Tire & Rubber Co. (The),
3,980	6.500%, 03/01/21	4,214
5,787	7.000%, 05/15/22	6,300
4,325	8.250%, 08/15/20	4,520
3,179	8.750%, 08/15/20	3,795
762	Graphic Packaging International, Inc., 4.750%, 04/15/21	778
1,430	Graton Economic Development Authority, 9.625%, 09/01/19 (e)	1,539
1,850	Gray Television, Inc., 7.500%, 10/01/20	1,959
3,425	Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	3,464
755	Griffon Corp., 5.250%, 03/01/22	736
933	Guitar Center, Inc., 6.500%, 04/15/19 (e)	847
5,649	H&E Equipment Services, Inc., 7.000%, 09/01/22	5,621
	Halcon Resources Corp.,
6,350	8.875%, 05/15/21	3,302
1,505	9.250%, 02/15/22	752
774	9.750%, 07/15/20	418
1,650	Halyard Health, Inc., 6.250%, 10/15/22 (e)	1,724
2,100	Hanesbrands, Inc., 6.375%, 12/15/20	2,192
2,125	Hardwoods Acquisition, Inc., 7.500%, 08/01/21 (e)	2,019
	Harland Clarke Holdings Corp.,
1,340	9.250%, 03/01/21 (e)	1,208
3,490	9.750%, 08/01/18 (e)	3,629
650	Hartford Financial Services Group, Inc. (The), VAR, 8.125%, 06/15/38	733
770	HCA Holdings, Inc., 6.250%, 02/15/21	843
	HCA, Inc.,
1,468	3.750%, 03/15/19	1,489
1,410	4.250%, 10/15/19	1,451
1,379	4.750%, 05/01/23	1,415
1,976	5.000%, 03/15/24	2,058
1,575	5.250%, 04/15/25	1,658
25,946	5.375%, 02/01/25	26,530
2,080	5.875%, 03/15/22	2,280
740	Series 1, 5.875%, 05/01/23	795
15,576	6.500%, 02/15/20	17,416

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
28,253	7.500%, 02/15/22	32,915
1,400	8.000%, 10/01/18	1,617
	HD Supply, Inc.,
6,790	5.250%, 12/15/21 (e)	6,994
1,652	7.500%, 07/15/20	1,763
1,425	Headwaters, Inc., 7.250%, 01/15/19	1,475
	HealthSouth Corp.,
1,671	5.750%, 11/01/24	1,688
2,989	7.750%, 09/15/22	3,120
3,631	Hecla Mining Co., 6.875%, 05/01/21	3,164
	Hertz Corp. (The),
5,276	5.875%, 10/15/20	5,368
2,400	6.250%, 10/15/22	2,448
8,192	7.375%, 01/15/21	8,540
1,000	7.500%, 10/15/18	1,030
	Hexion, Inc.,
17,293	6.625%, 04/15/20	15,845
1,600	8.875%, 02/01/18	1,392
985	10.000%, 04/15/20	1,007
	Hiland Partners LP/Hiland Partners Finance Corp.,
448	5.500%, 05/15/22 (e)	462
921	7.250%, 10/01/20 (e)	994
	Hilcorp Energy I LP/Hilcorp Finance Co.,
1,234	5.000%, 12/01/24 (e)	1,148
2,350	5.750%, 10/01/25 (e)	2,232
2,393	7.625%, 04/15/21 (e)	2,465
2,400	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	2,499
500	Holly Energy Partners LP/Holly Energy Finance Corp., 6.500%, 03/01/20	504
	Hologic, Inc.,
2,100	5.250%, 07/15/22 (e)	2,168
10,205	6.250%, 08/01/20	10,524
1,060	Horizon Pharma Financing, Inc., 6.625%, 05/01/23 (e)	1,113
151	Hospira, Inc., 5.200%, 08/12/20	169
1,800	Hughes Satellite Systems Corp., 6.500%, 06/15/19	1,975
	Huntsman International LLC,
7,100	4.875%, 11/15/20	6,958
5,061	5.125%, 11/15/22 (e)	4,884
803	8.625%, 03/15/21	842

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
3,940	IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19	4,103
	Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
2,470	4.875%, 03/15/19	2,547
2,684	5.875%, 02/01/22	2,778
1,011	Igloo Holdings Corp., 8.250% (cash), 12/15/17 (e) (v)	1,025
	iHeartCommunications, Inc.,
1,588	9.000%, 12/15/19	1,526
3,087	9.000%, 03/01/21	2,794
1,095	IHS, Inc., 5.000%, 11/01/22 (e)	1,096
6,778	ILFC E-Capital Trust I, VAR, 4.690%, 12/21/65 (e)	6,609
2,793	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	2,737
7,311	IMS Health, Inc., 6.000%, 11/01/20 (e)	7,567
8,192	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (Cash), 05/01/21 (e) (v)	8,049
6,277	Infor U.S., Inc., 6.500%, 05/15/22 (e)	6,418
1,040	Ingles Markets, Inc., 5.750%, 06/15/23	1,061
4,780	Intel Corp., 4.900%, 07/29/45	4,910
	International Lease Finance Corp.,
1,602	4.625%, 04/15/21	1,636
1,480	5.875%, 04/01/19	1,584
5,920	6.250%, 05/15/19	6,452
2,575	8.250%, 12/15/20	3,083
4,800	8.625%, 01/15/22	5,904
14,485	8.750%, 03/15/17	15,798
1,390	International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)	1,446
3,980	inVentiv Health, Inc., 9.000%, 01/15/18 (e)	4,159
	Iron Mountain, Inc.,
1,530	5.750%, 08/15/24	1,542
551	7.750%, 10/01/19	577
107	8.375%, 08/15/21	110
	Isle of Capri Casinos, Inc.,
4,578	5.875%, 03/15/21	4,750
1,400	8.875%, 06/15/20	1,512
1,524	Italics Merger Sub, Inc., 7.125%, 07/15/23 (e)	1,497
449	J.C. Penney Corp., Inc., 8.125%, 10/01/19	447
325	J.M. Huber Corp., 9.875%, 11/01/19 (e)	346
250	Jaguar Holding Co. I, 9.375% (Cash), 10/15/17 (e) (v)	255

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Jarden Corp.,
1,000	6.125%, 11/15/22	1,034
1,425	7.500%, 05/01/17	1,551
1,007	JB Poindexter & Co., Inc., 9.000%, 04/01/22 (e)	1,090
	JBS USA LLC/JBS USA Finance, Inc.,
4,689	5.750%, 06/15/25 (e)	4,647
4,448	5.875%, 07/15/24 (e)	4,503
9,834	7.250%, 06/01/21 (e)	10,312
2,701	8.250%, 02/01/20 (e)	2,863
975	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22	887
2,190	Jurassic Holdings III, Inc., 6.875%, 02/15/21 (e)	1,533
715	K. Hovnanian Enterprises, Inc., 11.875%, 10/15/15 (i)	720
1,500	Kaiser Aluminum Corp., 8.250%, 06/01/20	1,618
606	Kennedy-Wilson, Inc., 5.875%, 04/01/24	601
	Kinder Morgan, Inc.,
726	5.000%, 02/15/21 (e)	759
4,125	5.050%, 02/15/46	3,502
726	5.625%, 11/15/23 (e)	756
2,500	7.250%, 06/01/18	2,797
	Kindred Healthcare, Inc.,
3,450	8.000%, 01/15/20 (e)	3,735
2,850	8.750%, 01/15/23 (e)	3,142
7,350	Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	7,819
4,900	KLX, Inc., 5.875%, 12/01/22	4,924
2,065	Kohl’s Corp., 5.550%, 07/17/45	2,047
	Kraft Heinz Foods Co.,
897	4.875%, 02/15/25 (e)	961
6,260	5.200%, 07/15/45 (e)	6,570
800	Kratos Defense & Security Solutions, Inc., 7.000%, 05/15/19	721
	L Brands, Inc.,
1,335	5.625%, 02/15/22	1,434
1,100	5.625%, 10/15/23	1,166
6,925	6.625%, 04/01/21	7,786
1,000	7.000%, 05/01/20	1,140
1,650	Landry’s, Inc., 9.375%, 05/01/20 (e)	1,770
2,900	Laredo Petroleum, Inc., 7.375%, 05/01/22	2,951
3,400	Lear Corp., 5.250%, 01/15/25	3,374

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Lennar Corp.,
950	4.500%, 06/15/19	981
690	4.500%, 11/15/19	713
1,575	4.750%, 05/30/25	1,532
555	6.950%, 06/01/18	608
555	Series B, 12.250%, 06/01/17	649
2,551	Level 3 Communications, Inc., 5.750%, 12/01/22	2,570
	Level 3 Financing, Inc.,
8,401	5.125%, 05/01/23 (e)	8,170
6,819	5.375%, 05/01/25 (e)	6,640
401	5.625%, 02/01/23 (e)	405
1,769	6.125%, 01/15/21	1,855
1,480	7.000%, 06/01/20	1,561
1,450	8.625%, 07/15/20	1,548
1,180	Levi Strauss & Co., 5.000%, 05/01/25	1,139
870	Liberty Interactive LLC, 8.250%, 02/01/30	922
2,093	Liberty Mutual Group, Inc., 7.800%, 03/15/37 (e)	2,480
	LifePoint Health, Inc.,
1,335	5.500%, 12/01/21	1,385
200	6.625%, 10/01/20	208
	LIN Television Corp.,
1,780	5.875%, 11/15/22 (e)	1,811
2,230	6.375%, 01/15/21	2,291
	Linn Energy LLC/Linn Energy Finance Corp.,
6,550	6.250%, 11/01/19	3,967
1,290	6.500%, 09/15/21	742
5,850	7.750%, 02/01/21	3,422
	Live Nation Entertainment, Inc.,
1,365	5.375%, 06/15/22 (e)	1,368
1,018	7.000%, 09/01/20 (e)	1,082
300	Louisiana-Pacific Corp., 7.500%, 06/01/20	318
1,143	M/I Homes, Inc., 8.625%, 11/15/18	1,177
3,805	Magnachip Semiconductor Corp., 6.625%, 07/15/21	3,044
2,995	Manitowoc Co., Inc. (The), 8.500%, 11/01/20	3,148
6,215	Marina District Finance Co., Inc., 9.875%, 08/15/18	6,383
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
585	4.500%, 07/15/23	569
4,889	4.875%, 12/01/24	4,767

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
8,243	4.875%, 06/01/25	8,016
5,200	5.500%, 02/15/23	5,330
1,237	Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21	1,188
	Masco Corp.,
1,312	4.450%, 04/01/25	1,315
261	5.950%, 03/15/22	289
56	7.125%, 03/15/20	65
4,773	MasTec, Inc., 4.875%, 03/15/23	4,164
3,775	McKesson Corp., 4.883%, 03/15/44	3,786
1,783	Memorial Resource Development Corp., 5.875%, 07/01/22	1,680
	Mercer International, Inc.,
1,354	7.000%, 12/01/19	1,405
1,914	7.750%, 12/01/22	2,024
	Meritage Homes Corp.,
1,038	7.000%, 04/01/22	1,105
420	7.150%, 04/15/20	453
12,815	MetLife, Inc., 6.400%, 12/15/36	14,219
	MGM Resorts International,
3,225	5.250%, 03/31/20	3,265
10,525	6.000%, 03/15/23	10,709
2,305	6.625%, 12/15/21	2,435
3,625	6.750%, 10/01/20	3,879
4,120	7.625%, 01/15/17	4,378
22,204	7.750%, 03/15/22	24,646
10	8.625%, 02/01/19	11
500	11.375%, 03/01/18	590
	Micron Technology, Inc.,
4,741	5.250%, 08/01/23 (e)	4,563
2,218	5.250%, 01/15/24 (e)	2,129
689	5.500%, 02/01/25 (e)	668
847	5.625%, 01/15/26 (e)	811
3,772	5.875%, 02/15/22	3,847
2,230	Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)	2,302
	Momentive Performance Materials, Inc.,
1,350	3.880%, 10/24/21	1,171
1,350	8.875%, 10/15/20 (d) (i)	—	(h)
	Motors Liquidation Co.,
10	0.000%, 05/01/28 (d) (i)	—	(h)
115	0.000%, 07/15/33 (d) (i)	—	(h)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
11	7.750%, 03/15/36 (d) (i)	—	(h)
3,736	MPG Holdco I, Inc., 7.375%, 10/15/22	3,970
5,945	MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)	6,153
778	MPT Operating Partnership LP/MPT Finance Corp., 6.375%, 02/15/22	828
558	MSCI, Inc., 5.250%, 11/15/24 (e)	569
182	Murphy Oil USA, Inc., 6.000%, 08/15/23	189
778	Mustang Merger Corp., 8.500%, 08/15/21 (e)	809
1,345	National Financial Partners Corp., 9.000%, 07/15/21 (e)	1,348
	Nationstar Mortgage LLC/Nationstar Capital Corp.,
272	6.500%, 07/01/21	254
259	6.500%, 06/01/22	236
2,274	7.875%, 10/01/20	2,240
421	9.625%, 05/01/19	444
	Navient Corp.,
357	7.250%, 01/25/22	353
2,908	8.000%, 03/25/20	3,024
621	Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)	612
	Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc.,
3,101	7.375%, 01/15/22 (e)	2,644
275	8.125%, 02/15/19	217
2,135	Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)	2,007
1,425	NCI Building Systems, Inc., 8.250%, 01/15/23 (e)	1,503
	NCR Corp.,
246	5.000%, 07/15/22	244
903	6.375%, 12/15/23	952
55	Nebraska Book Holdings, Inc., 15.000%, 06/30/16 (e)	56
	Neiman Marcus Group Ltd. LLC,
3,497	8.000%, 10/15/21 (e)	3,707
2,400	8.750% (Cash), 10/15/21 (e) (v)	2,574
	Netflix, Inc.,
1,164	5.375%, 02/01/21	1,213
700	5.500%, 02/15/22 (e)	728
1,545	5.750%, 03/01/24	1,615
700	5.875%, 02/15/25 (e)	735

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
747	Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 5.875%, 03/15/22 (e)	795
	New Albertsons, Inc.,
675	6.625%, 06/01/28	594
435	7.450%, 08/01/29	430
291	7.750%, 06/15/26	285
893	8.000%, 05/01/31	898
1,013	8.700%, 05/01/30	1,043
	Newfield Exploration Co.,
1,000	5.375%, 01/01/26	960
1,204	5.625%, 07/01/24	1,180
2,100	5.750%, 01/30/22	2,079
	Nexstar Broadcasting, Inc.,
3,380	6.125%, 02/15/22 (e)	3,464
6,383	6.875%, 11/15/20	6,766
	NGL Energy Partners LP/NGL Energy Finance Corp.,
445	5.125%, 07/15/19	433
750	6.875%, 10/15/21	782
8,594	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)	8,519
	Noble Energy, Inc.,
2,060	5.050%, 11/15/44	1,926
2,180	5.625%, 05/01/21	2,310
2,644	5.875%, 06/01/22	2,837
1,471	5.875%, 06/01/24	1,596
2,990	Northwest Airlines 2007-1 Class A Pass-Through Trust, Series 07-1, 7.027%, 11/01/19	3,364
	NRG Energy, Inc.,
600	6.250%, 07/15/22	602
1,275	6.250%, 05/01/24	1,253
3,766	6.625%, 03/15/23	3,822
5,245	7.625%, 01/15/18	5,690
2,236	7.875%, 05/15/21	2,355
1,000	8.250%, 09/01/20	1,041
1,337	Nuance Communications, Inc., 5.375%, 08/15/20 (e)	1,357
1,657	Nucor Corp., 5.200%, 08/01/43	1,706
1,010	NWH Escrow Corp., 7.500%, 08/01/21 (e)	934
1,100	Oasis Petroleum, Inc., 6.875%, 03/15/22	1,012
758	Ocean Rig UDW, Inc., 7.250%, 04/01/19 (e)	478
1,325	Olin Corp., 5.500%, 08/15/22	1,345

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Omnicare, Inc.,
425	4.750%, 12/01/22	449
585	5.000%, 12/01/24	620
320	Oppenheimer Holdings, Inc., 8.750%, 04/15/18	333
672	Orbital ATK, Inc., 5.250%, 10/01/21	689
	Oshkosh Corp.,
2,475	5.375%, 03/01/22	2,466
1,544	5.375%, 03/01/25	1,524
	Outfront Media Capital LLC/Outfront Media Capital Corp.,
748	5.250%, 02/15/22	752
880	5.625%, 02/15/24	897
650	5.875%, 03/15/25	668
	Owens-Brockway Glass Container, Inc.,
810	5.000%, 01/15/22 (e)	810
545	5.375%, 01/15/25 (e)	541
683	Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	725
	Parker Drilling Co.,
755	6.750%, 07/15/22	623
660	7.500%, 08/01/20	574
7,251	Party City Holdings, Inc., 8.875%, 08/01/20	7,795
879	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 05/15/23 (e)	877
	Peabody Energy Corp.,
5,771	6.250%, 11/15/21	1,630
3,650	10.000%, 03/15/22 (e)	1,853
	Penn Virginia Corp.,
500	7.250%, 04/15/19	214
1,100	8.500%, 05/01/20	517
196	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 6.500%, 05/15/21	208
2,500	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	2,606
1,623	PHI, Inc., 5.250%, 03/15/19	1,473
3,880	Phillips 66, 4.875%, 11/15/44	3,748
1,096	Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)	1,121
408	Pioneer Energy Services Corp., 6.125%, 03/15/22	284
	Pioneer Natural Resources Co.,
425	6.875%, 05/01/18	472
231	7.500%, 01/15/20	272

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
1,385	Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)	1,451
	Plains All American Pipeline LP/PAA Finance Corp.,
1,560	4.700%, 06/15/44	1,441
1,490	4.900%, 02/15/45	1,414
4,972	Plantronics, Inc., 5.500%, 05/31/23 (e)	5,047
1,241	Platform Specialty Products Corp., 6.500%, 02/01/22 (e)	1,284
	PolyOne Corp.,
2,568	5.250%, 03/15/23	2,549
2,648	7.375%, 09/15/20	2,758
	Post Holdings, Inc.,
2,200	6.000%, 12/15/22 (e)	2,134
5,411	6.750%, 12/01/21 (e)	5,452
14,600	7.375%, 02/15/22	14,928
9,206	PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67	8,060
	Prestige Brands, Inc.,
1,725	5.375%, 12/15/21 (e)	1,742
136	8.125%, 02/01/20	145
865	Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)	783
5,500	Project Homestake Merger Corp., 8.875%, 03/01/23 (e)	5,170
	Prudential Financial, Inc.,
7,920	VAR, 5.200%, 03/15/44	7,725
23,245	VAR, 5.625%, 06/15/43	24,141
20,685	VAR, 5.875%, 09/15/42	21,875
	QEP Resources, Inc.,
2,269	5.250%, 05/01/23	2,099
3,625	5.375%, 10/01/22	3,390
1,871	6.875%, 03/01/21	1,880
1,000	Quad/Graphics, Inc., 7.000%, 05/01/22	965
4,496	QUALCOMM, Inc., 4.800%, 05/20/45	4,061
1,469	Quicken Loans, Inc., 5.750%, 05/01/25 (e)	1,421
1,255	Quintiles Transnational Corp., 4.875%, 05/15/23 (e)	1,273
	Qwest Capital Funding, Inc.,
239	6.875%, 07/15/28	232
2,527	7.750%, 02/15/31	2,524
375	Qwest Corp., 7.250%, 09/15/25	429
	R.R. Donnelley & Sons Co.,
765	7.000%, 02/15/22	822
665	7.875%, 03/15/21	752

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
1,016	Radio Systems Corp., 8.375%, 11/01/19 (e)	1,074
	Rain CII Carbon LLC/CII Carbon Corp.,
1,770	8.000%, 12/01/18 (e)	1,730
1,731	8.250%, 01/15/21 (e)	1,692
	Range Resources Corp.,
3,500	4.875%, 05/15/25 (e)	3,360
569	5.000%, 08/15/22	555
3,029	5.000%, 03/15/23	2,969
10	6.750%, 08/01/20	10
1,209	RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)	1,263
122	Real Mex Restaurants, Inc., 7.000%, 03/21/16 (i)	122
4,015	Realogy Group LLC, 7.625%, 01/15/20 (e)	4,241
1,500	Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)	1,537
	Regal Entertainment Group,
5,484	5.750%, 03/15/22	5,621
1,200	5.750%, 06/15/23	1,209
315	5.750%, 02/01/25	306
	Regency Energy Partners LP/Regency Energy Finance Corp.,
292	4.500%, 11/01/23	277
696	5.000%, 10/01/22	697
5,245	5.500%, 04/15/23	5,258
1,043	5.875%, 03/01/22	1,105
1,145	6.500%, 07/15/21	1,196
	Reliance Holding USA, Inc.,
5,530	Reg. S, 5.400%, 02/14/22	6,018
1,382	Reg. S, 6.250%, 10/19/40	1,562
600	Revlon Consumer Products Corp., 5.750%, 02/15/21	600
7,970	Reynolds American, Inc., 5.850%, 08/15/45	8,570
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
10,235	5.750%, 10/15/20	10,593
4,750	6.875%, 02/15/21	4,965
2,630	7.125%, 04/15/19	2,702
1,950	8.250%, 02/15/21	2,023
10,275	9.000%, 04/15/19	10,571
6,985	9.875%, 08/15/19	7,347
	RHP Hotel Properties LP/RHP Finance Corp.,
3,460	5.000%, 04/15/21	3,486

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
3,138	5.000%, 04/15/23 (e)	3,122
1,125	Rice Energy, Inc., 7.250%, 05/01/23 (e)	1,105
	Rite Aid Corp.,
8,337	6.125%, 04/01/23 (e)	8,660
910	6.750%, 06/15/21	967
2,380	8.000%, 08/15/20	2,479
1,600	9.250%, 03/15/20	1,738
583	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)	609
1,500	Rockwood Specialties Group, Inc., 4.625%, 10/15/20	1,560
	Rose Rock Midstream LP/Rose Rock Finance Corp.,
656	5.625%, 07/15/22	633
1,070	5.625%, 11/15/23 (e)	1,017
554	RSP Permian, Inc., 6.625%, 10/01/22 (e)	558
775	Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.000%, 10/15/17	765
182	Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)	27
	Sabine Pass Liquefaction LLC,
3,337	5.625%, 02/01/21	3,404
9,629	5.625%, 04/15/23	9,533
1,453	5.625%, 03/01/25 (e)	1,431
975	5.750%, 05/15/24	970
3,513	6.250%, 03/15/22	3,618
4,437	Sabre GLBL, Inc., 5.375%, 04/15/23 (e)	4,415
	Sally Holdings LLC/Sally Capital, Inc.,
500	5.500%, 11/01/23	520
3,000	5.750%, 06/01/22	3,128
1,500	6.875%, 11/15/19	1,569
3,100	Sanchez Energy Corp., 6.125%, 01/15/23	2,511
	SandRidge Energy, Inc.,
2,960	7.500%, 03/15/21	888
740	8.125%, 10/15/22	222
1,541	SBA Communications Corp., 4.875%, 07/15/22	1,518
2,991	SBA Telecommunications, Inc., 5.750%, 07/15/20	3,126
	Scientific Games International, Inc.,
665	7.000%, 01/01/22 (e)	689
5,315	10.000%, 12/01/22	5,162
	Sealed Air Corp.,
400	4.875%, 12/01/22 (e)	402

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
800	5.125%, 12/01/24 (e)	810
433	5.250%, 04/01/23 (e)	439
600	6.500%, 12/01/20 (e)	666
562	SemGroup Corp., 7.500%, 06/15/21	584
3,440	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)	3,500
14,692	Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)	15,592
	Service Corp. International,
3,041	5.375%, 01/15/22	3,201
408	5.375%, 05/15/24	432
680	6.750%, 04/01/16	700
2,735	7.500%, 04/01/27	3,166
700	7.625%, 10/01/18	797
1,240	8.000%, 11/15/21	1,445
850	SESI LLC, 7.125%, 12/15/21	884
750	Seventy Seven Energy, Inc., 6.500%, 07/15/22	398
600	Seventy Seven Operating LLC, 6.625%, 11/15/19	436
408	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/19 (e)	439
2,358	Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)	2,594
910	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 05/01/22 (e)	890
	Sinclair Television Group, Inc.,
7,729	5.375%, 04/01/21	7,864
2,340	5.625%, 08/01/24 (e)	2,302
3,230	6.125%, 10/01/22	3,335
	Sirius XM Radio, Inc.,
1,517	4.625%, 05/15/23 (e)	1,460
7,036	5.375%, 04/15/25 (e)	7,018
4,625	5.750%, 08/01/21 (e)	4,810
1,280	5.875%, 10/01/20 (e)	1,344
7,871	6.000%, 07/15/24 (e)	8,206
	SITEL LLC/Sitel Finance Corp.,
745	11.000%, 08/01/17 (e)	771
805	11.500%, 04/01/18	817
2,230	Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)	2,297

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
	SM Energy Co.,
1,760	5.000%, 01/15/24	1,610
1,354	5.625%, 06/01/25	1,280
3,617	6.500%, 11/15/21	3,626
2,600	6.500%, 01/01/23	2,606
	Smithfield Foods, Inc.,
2,625	5.250%, 08/01/18 (e)	2,681
5,530	5.875%, 08/01/21 (e)	5,772
4,075	6.625%, 08/15/22	4,356
4,950	Southern Copper Corp., 5.875%, 04/23/45	4,534
1,534	Southern Power Co., 5.250%, 07/15/43	1,625
	Spectrum Brands, Inc.,
4,708	5.750%, 07/15/25 (e)	4,848
2,159	6.125%, 12/15/24 (e)	2,243
2,700	6.375%, 11/15/20	2,876
3,333	6.625%, 11/15/22	3,566
1,075	Speedway Motorsports, Inc., 5.125%, 02/01/23	1,064
450	Spirit AeroSystems, Inc., 5.250%, 03/15/22	462
	Sprint Capital Corp.,
3,886	6.875%, 11/15/28	3,293
476	6.900%, 05/01/19	467
21,355	8.750%, 03/15/32	20,207
	Sprint Communications, Inc.,
1,115	6.000%, 12/01/16	1,138
2,727	6.000%, 11/15/22	2,396
7,251	7.000%, 03/01/20 (e)	7,722
3,715	7.000%, 08/15/20	3,571
15,195	9.000%, 11/15/18 (e)	17,018
305	11.500%, 11/15/21	347
	Sprint Corp.,
1,188	7.125%, 06/15/24	1,087
15,098	7.250%, 09/15/21	14,437
9,903	7.625%, 02/15/25	9,185
24,056	7.875%, 09/15/23	23,064
1,500	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23 (e)	1,552
	Standard Pacific Corp.,
626	5.875%, 11/15/24	643
1,275	8.375%, 01/15/21	1,501
319	10.750%, 09/15/16	349
2,395	Station Casinos LLC, 7.500%, 03/01/21	2,557
	Steel Dynamics, Inc.,
1,125	5.125%, 10/01/21	1,122

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
1,800	5.250%, 04/15/23	1,764
980	5.500%, 10/01/24	971
1,485	6.375%, 08/15/22	1,548
590	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23 (e)	603
1,623	Stone Energy Corp., 7.500%, 11/15/22	1,282
	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
650	5.500%, 06/01/24	647
114	7.375%, 08/01/21	122
1,280	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 07/15/23 (e)	1,270
510	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	485
391	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.500%, 07/01/21	409
600	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20 (e)	588
	SunGard Data Systems, Inc.,
994	6.625%, 11/01/19	1,027
1,349	7.375%, 11/15/18	1,392
2,962	7.625%, 11/15/20	3,107
	Sunoco Logistics Partners Operations LP,
1,160	5.300%, 04/01/44	1,052
3,055	5.350%, 05/15/45	2,776
	Sunoco LP/Sunoco Finance Corp.,
1,638	5.500%, 08/01/20 (e)	1,666
2,320	6.375%, 04/01/23 (e)	2,384
4,779	SUPERVALU, Inc., 7.750%, 11/15/22	5,054
	Talen Energy Supply LLC,
878	4.625%, 07/15/19 (e)	852
2,351	6.500%, 06/01/25 (e)	2,304
1,005	Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)	799
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
1,222	5.000%, 01/15/18 (e)	1,265
850	5.250%, 05/01/23	840
1,500	6.375%, 08/01/22	1,556
655	6.875%, 02/01/21	681

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
1,329	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.875%, 04/15/23 (e)	1,331
	TEGNA, Inc.,
1,415	4.875%, 09/15/21 (e)	1,419
384	5.125%, 07/15/20	400
2,010	5.500%, 09/15/24 (e)	2,020
2,430	6.375%, 10/15/23	2,570
875	Teleflex, Inc., 5.250%, 06/15/24	895
4,425	Tempur Sealy International, Inc., 6.875%, 12/15/20	4,740
	Tenet Healthcare Corp.,
785	4.375%, 10/01/21	789
2,321	4.500%, 04/01/21	2,333
13,750	4.750%, 06/01/20	14,163
1,134	5.000%, 03/01/19 (e)	1,145
2,995	5.500%, 03/01/19 (e)	3,047
4,629	6.000%, 10/01/20	5,034
510	6.250%, 11/01/18	557
6,790	6.750%, 02/01/20	7,181
1,890	6.750%, 06/15/23 (e)	1,975
10,318	8.000%, 08/01/20	10,757
12,195	8.125%, 04/01/22	13,681
1,022	Tenneco, Inc., 5.375%, 12/15/24	1,055
	Terex Corp.,
9,085	6.000%, 05/15/21	9,119
2,200	6.500%, 04/01/20	2,272
1,402	Terraform Global Operating LLC, 9.750%, 08/15/22 (e)	1,385
	TerraForm Power Operating LLC,
902	5.875%, 02/01/23 (e)	911
484	6.125%, 06/15/25 (e)	485
480	Tesoro Corp., 5.125%, 04/01/24	478
	Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
893	5.500%, 10/15/19 (e)	924
5,079	5.875%, 10/01/20	5,231
4,975	6.125%, 10/15/21	5,187
2,557	6.250%, 10/15/22 (e)	2,672
1,459	Time Warner Cable, Inc., 7.300%, 07/01/38	1,592
5,630	Time Warner, Inc., 4.850%, 07/15/45	5,530
	T-Mobile USA, Inc.,
595	5.250%, 09/01/18	610
930	6.000%, 03/01/23	969
1,495	6.125%, 01/15/22	1,562

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
1,296	6.250%, 04/01/21	1,358
930	6.375%, 03/01/25	975
1,360	6.500%, 01/15/24	1,436
1,571	6.625%, 11/15/20	1,634
4,187	6.625%, 04/01/23	4,459
10,694	6.633%, 04/28/21	11,322
12,060	6.731%, 04/28/22	12,784
1,602	6.836%, 04/28/23	1,714
1,575	Tops Holding LLC/Tops Markets II Corp., 8.000%, 06/15/22 (e)	1,563
	TransDigm, Inc.,
480	5.500%, 10/15/20	479
2,061	6.000%, 07/15/22	2,056
971	6.500%, 07/15/24	976
2,210	Tribune Media Co., 5.875%, 07/15/22 (e)	2,282
1,756	Tronox Finance LLC, 7.500%, 03/15/22 (e)	1,440
3,340	Tutor Perini Corp., 7.625%, 11/01/18	3,415
3,268	U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21	3,358
1,240	U.S. Concrete, Inc., 8.500%, 12/01/18	1,311
587	UAL 2007-1 Pass-Through Trust, Series 071A, 6.636%, 07/02/22	625
2,100	UCI International, Inc., 8.625%, 02/15/19	1,775
1,433	Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)	1,433
4,880	Unit Corp., 6.625%, 05/15/21	4,660
	United Rentals North America, Inc.,
1,498	4.625%, 07/15/23	1,477
2,596	5.500%, 07/15/25	2,482
2,105	5.750%, 11/15/24	2,058
4,228	6.125%, 06/15/23	4,355
1,435	7.375%, 05/15/20	1,527
9,777	7.625%, 04/15/22	10,620
3,115	8.250%, 02/01/21	3,315
1,615	Univar USA, Inc., 6.750%, 07/15/23 (e)	1,623
	Universal Health Services, Inc.,
288	3.750%, 08/01/19 (e)	294
420	4.750%, 08/01/22 (e)	429
	Univision Communications, Inc.,
4,175	5.125%, 05/15/23 (e)	4,185
3,280	5.125%, 02/15/25 (e)	3,288
3,253	6.750%, 09/15/22 (e)	3,497
750	8.500%, 05/15/21 (e)	791

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
	USG Corp.,
836	5.500%, 03/01/25 (e)	838
37	7.875%, 03/30/20 (e)	40
1,671	USI, Inc., 7.750%, 01/15/21 (e)	1,686
418	VeriSign, Inc., 5.250%, 04/01/25	421
8,360	Verizon Communications, Inc., 4.862%, 08/21/46	7,904
13,110	Voya Financial, Inc., VAR, 5.650%, 05/15/53	13,393
	Vulcan Materials Co.,
1,640	4.500%, 04/01/25	1,632
5,080	7.500%, 06/15/21	5,867
1,380	VWR Funding, Inc., 7.250%, 09/15/17	1,421
1,567	W&T Offshore, Inc., 8.500%, 06/15/19	952
	W.R. Grace & Co.-Conn,
938	5.125%, 10/01/21 (e)	948
312	5.625%, 10/01/24 (e)	318
3,990	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	3,738
1,643	WCI Communities, Inc., 6.875%, 08/15/21	1,705
495	Wells Enterprises, Inc., 6.750%, 02/01/20 (e)	506
2,316	West Corp., 5.375%, 07/15/22 (e)	2,200
1,071	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23	1,100
353	Western Refining, Inc., 6.250%, 04/01/21	355
	Whiting Petroleum Corp.,
1,750	5.000%, 03/15/19	1,680
7,600	5.750%, 03/15/21	7,410
1,725	6.250%, 04/01/23	1,682
1,890	Williams Partners LP, 5.100%, 09/15/45	1,632
	Williams Partners LP/ACMP Finance Corp.,
6,415	4.875%, 05/15/23	6,283
7,443	6.125%, 07/15/22	7,814
	Windstream Services LLC,
1,120	6.375%, 08/01/23	868
2,364	7.500%, 06/01/22	1,944
3,666	7.500%, 04/01/23	2,988
3,000	7.750%, 10/15/20	2,747
20,872	7.750%, 10/01/21	17,637
1,360	Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)	1,391
	WMG Acquisition Corp.,
4,110	6.000%, 01/15/21 (e)	4,213
2,408	6.750%, 04/15/22 (e)	2,323

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
700	Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.750%, 12/15/21 (e)	662
	WPX Energy, Inc.,
2,158	5.250%, 09/15/24	1,850
5,930	6.000%, 01/15/22	5,545
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
500	5.375%, 03/15/22	504
9,370	5.500%, 03/01/25 (e)	9,019
	Zayo Group LLC/Zayo Capital, Inc.,
11,700	6.000%, 04/01/23 (e)	11,738
785	6.375%, 05/15/25 (e)	776
1,014	10.125%, 07/01/20	1,126
9,885	Zebra Technologies Corp., 7.250%, 10/15/22 (e)	10,824
	ZF North America Capital, Inc.,
1,936	4.000%, 04/29/20 (e)	1,953
8,605	4.500%, 04/29/22 (e)	8,476
3,978	4.750%, 04/29/25 (e)	3,888

		2,861,648

	Venezuela — 0.1%
19,330	Petroleos de Venezuela S.A., Reg. S, 5.375%, 04/12/27	6,188
25,836	Petróleos de Venezuela S.A., 6.000%, 11/15/26	8,358

		14,546

	Total Corporate Bonds (Cost $3,820,670)	3,741,783

Foreign Government Securities — 5.0%
	Argentina — 0.1%
	Provincia de Buenos Aires,
2,332	Reg. S, 9.625%, 04/18/28 (m)	2,297
5,399	Reg. S, 10.875%, 01/26/21 (m)	5,426
479	Reg. S, 11.750%, 10/05/15 (m)	478
4,610	Republic of Argentina, 7.000%, 10/03/15 (m)	4,688

		12,889

	Aruba — 0.0% (g)
5,290	Government of Aruba, 4.625%, 09/14/23 (e) (m)	5,264

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Bahrain — 0.0% (g)
4,160	Kingdom of Bahrain, 6.000%, 09/19/44 (e) (m)	3,791

	Belarus — 0.0% (g)
1,350	Republic of Belarus, Reg. S, 8.750%, 08/03/15 (m)	1,343

	Brazil — 0.3%
10,805	Citigroup, Inc., CLN, Reg. S, 0.000%, 01/03/17 (linked to Federative Republic of Brazil, 0.000%, 01/01/17; credit rating BBB) (i)	5,426
	Federative Republic of Brazil,
5,740	4.250%, 01/07/25 (m)	5,410
3,000	4.875%, 01/22/21 (m)	3,095
9,062	5.000%, 01/27/45 (m)	7,589
3,520	7.125%, 01/20/37 (m)	3,828
7,640	11.000%, 08/17/40 (m)	7,640

		32,988

	Costa Rica — 0.2%
1,870	Instituto Costarricense de Electricidad, Reg. S, 6.950%, 11/10/21	1,959
	Republic of Costa Rica,
2,920	7.000%, 04/04/44 (e) (m)	2,785
3,370	7.158%, 03/12/45 (e) (m)	3,218
9,090	Reg. S, 9.995%, 08/01/20 (m)	11,351

		19,313

	Croatia — 0.1%
	Republic of Croatia,
5,990	Reg. S, 6.000%, 01/26/24 (m)	6,312
4,690	Reg. S, 6.750%, 11/05/19 (m)	5,159

		11,471

	Dominican Republic — 0.2%
	Government of Dominican Republic,
1,030	5.500%, 01/27/25 (e) (m)	1,034
4,200	6.850%, 01/27/45 (e) (m)	4,221
4,255	7.450%, 04/30/44 (e) (m)	4,553
8,215	9.040%, 01/23/18 (e) (m)	8,892
2,200	Reg. S, 5.875%, 04/18/24 (m)	2,283
8,640	Reg. S, 7.500%, 05/06/21 (m)	9,666

		30,649

	Ecuador — 0.0% (g)
	Republic of Ecuador,
2,800	10.500%, 03/24/20 (e) (m)	2,660
1,050	Reg. S, 7.950%, 06/20/24 (m)	868

		3,528

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		El Salvador — 0.1%
	9,190	Republic of El Salvador, Reg. S, 7.750%, 01/24/23 (m)	9,856

		Ethiopia — 0.0% (g)
	2,900	Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24 (e) (m)	2,864

		Ghana — 0.0% (g)
	3,550	Republic of Ghana, Reg. S, 8.500%, 10/04/17 (m)	3,701

		Honduras — 0.1%
	8,140	Republic of Honduras, 8.750%, 12/16/20 (e) (m)	9,269

		Hungary — 0.4%
		Republic of Hungary,
	15,080	5.375%, 03/25/24 (m)	16,422
	7,390	5.750%, 11/22/23 (m)	8,207
	4,914	6.375%, 03/29/21 (m)	5,622
	13,452	7.625%, 03/29/41 (m)	18,039

			48,290

		Indonesia — 0.3%
		Republic of Indonesia,
	1,987	5.125%, 01/15/45 (e) (m)	1,912
	8,250	5.875%, 01/15/24 (e) (m)	9,199
	6,950	6.750%, 01/15/44 (e) (m)	8,097
	14,842	Reg. S, 11.625%, 03/04/19 (m)	19,406

			38,614

		Iraq — 0.1%
	20,635	Republic of Iraq, Reg. S, 5.800%, 01/15/28 (m)	16,374

		Italy — 0.3%
		Republic of Italy,
EUR	1,000	4.250%, 03/01/20 (m)	1,272
EUR	7,400	4.500%, 05/01/23 (m)	9,905
EUR	2,300	Reg. S, 4.750%, 08/01/23 (e) (m)	3,131
EUR	12,200	Reg. S, 4.750%, 09/01/28 (e) (m)	17,322

			31,630

		Ivory Coast — 0.0% (g)
	5,280	Republic of Ivory Coast, 6.375%, 03/03/28 (e) (m)	5,069

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Jamaica — 0.1%
6,040	Government of Jamaica, 8.000%, 06/24/19 (m)	6,749
	Jamaica Government International Bond,
1,750	6.750%, 04/28/28 (m)	1,750
1,250	7.875%, 07/28/45 (m)	1,241

		9,740

	Kenya — 0.0% (g)
750	Citigroup, Inc., CLN, 0.000%, 11/15/32 (linked to Republic of Kenya 20-Year Bond, 12.000%, 11/01/32; credit rating B) (i)	566
4,580	Republic of Kenya, Reg. S, 6.875%, 06/24/24 (m)	4,505

		5,071

	Lebanon — 0.1%
	Lebanon Government International Bond,
2,300	4.500%, 04/22/16 (m)	2,300
9,100	6.600%, 11/27/26 (m)	9,327
4,250	Reg. S, 8.250%, 04/12/21 (m)	4,801

		16,428

	Mexico — 0.0% (g)
3,850	United Mexican States, 4.600%, 01/23/46 (m)	3,634

	Morocco — 0.0% (g)
4,250	Kingdom of Morocco, Reg. S, 4.250%, 12/11/22 (m)	4,324

	Pakistan — 0.1%
4,500	Pakistan Government International Bond, Reg. S, 6.750%, 12/03/19 (m)	4,601
	Republic of Pakistan,
10,820	8.250%, 04/15/24 (e) (m)	11,579
1,004	Reg. S, 6.875%, 06/01/17 (m)	1,044

		17,224

	Panama — 0.1%
	Republic of Panama,
4,500	3.750%, 03/16/25 (m)	4,477
2,450	4.300%, 04/29/53 (m)	2,181
2,150	6.700%, 01/26/36 (m)	2,682

		9,340

	Peru — 0.0% (g)
1,500	Republic of Peru, 6.550%, 03/14/37 (m)	1,873

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Philippines — 0.2%
		Republic of the Philippines,
	6,260	5.500%, 03/30/26 (m)	7,457
	600	7.500%, 09/25/24 (m)	790
	8,130	10.625%, 03/16/25 (m)	13,059

			21,306

		Portugal — 0.2%
		Portugal Obrigacoes do Tesouro OT,
EUR	1,150	5.250%, 09/28/17	1,377
EUR	10,882	Reg. S, 4.750%, 06/14/19 (e) (m)	13,715
EUR	3,600	Reg. S, 5.650%, 02/15/24 (e) (m)	5,007

			20,099

		Romania — 0.2%
		Republic of Romania,
	9,700	6.750%, 02/07/22 (e) (m)	11,434
	11,060	Reg. S, 6.125%, 01/22/44 (m)	12,705

			24,139

		Russia — 0.4%
		Russian Federation,
	5,400	Reg. S, 3.500%, 01/16/19 (m)	5,339
	13,200	Reg. S, 4.875%, 09/16/23 (m)	12,854
	7,800	Reg. S, 5.875%, 09/16/43 (m)	7,391
	8,390	Reg. S, 12.750%, 06/24/28 (m)	13,004
	8,306	Reg. S, SUB, 7.500%, 03/31/30 (m)	9,718

			48,306

		Serbia — 0.1%
	15,230	Republic of Serbia, Reg. S, 7.250%, 09/28/21 (m)	17,134

		Slovenia — 0.1%
		Republic of Slovenia,
	7,720	Reg. S, 5.250%, 02/18/24 (m)	8,489
	4,270	Reg. S, 5.850%, 05/10/23 (m)	4,860

			13,349

		South Africa — 0.2%
		Republic of South Africa,
	2,000	5.875%, 05/30/22	2,215
	11,960	5.875%, 09/16/25	13,293
	5,524	5.875%, 09/16/25 (m)	6,140
	3,000	South Africa Government International Bond, 5.875%, 05/30/22 (m)	3,323

			24,971

		Spain — 0.2%
		Kingdom of Spain,
EUR	4,250	4.850%, 10/31/20 (e) (m)	5,594
EUR	1,600	Reg. S, 4.800%, 01/31/24 (e) (m)	2,182

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Spain –– continued
EUR	13,050	Reg. S, 5.400%, 01/31/23 (e) (m)	18,226

			26,002

		Sri Lanka — 0.1%
		Republic of Sri Lanka,
	8,750	Reg. S, 5.875%, 07/25/22 (m)	8,684
	5,150	Reg. S, 6.250%, 10/04/20 (m)	5,305

			13,989

		Turkey — 0.4%
		Republic of Turkey,
	2,400	5.750%, 03/22/24 (m)	2,578
	12,390	6.000%, 01/14/41 (m)	12,929
	12,810	6.250%, 09/26/22 (m)	14,161
	14,810	7.375%, 02/05/25 (m)	17,624

			47,292

		Ukraine — 0.0% (g)
	3,640	Republic of Ukraine, Reg. S, 7.800%, 11/28/22 (m)	2,129

		Uruguay — 0.1%
		Republic of Uruguay,
	5,960	5.100%, 06/18/50 (m)	5,722
	1,280	7.625%, 03/21/36 (m)	1,710
	1,230	8.000%, 11/18/22 (m)	1,581

			9,013

		Venezuela — 0.1%
		Republic of Venezuela,
	10,570	7.650%, 04/21/25 (m)	3,779
	6,270	Reg. S, 6.000%, 12/09/20 (m)	2,242
	8,020	Reg. S, 9.000%, 05/07/23 (m)	3,007
	5,950	Venezuela Government International Bond, 7.650%, 04/21/25	2,127

			11,155

		Vietnam — 0.0% (g)
	590	Republic of Vietnam, 4.800%, 11/19/24 (e) (m)	590

		Zambia — 0.1%
		Republic of Zambia,
	4,590	8.500%, 04/14/24 (e) (m)	4,434
	4,620	8.970%, 07/30/27 (e) (m)	4,465

			8,899

		Total Foreign Government Securities (Cost $660,442)	642,910

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — 0.7%
	Australia — 0.0% (g)
846	FMG Resources Pty, Ltd., Term Loan B, VAR, 3.750%, 06/30/19	691

	Bermuda — 0.0% (g)
839	Floatel International Ltd., Initial Term Loan, VAR, 6.000%, 06/27/20	631

	Canada — 0.0% (g)
305	MEG Energy Corp., Incremental Term Loan B, VAR, 3.750%, 03/31/20	297

	Cayman Islands — 0.0% (g)
660	Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18	454

	Luxembourg — 0.0% (g)
1,700	Delta 2 Lux Sarl, 2nd Lien Facility, VAR, 7.750%, 07/29/22	1,696

	Singapore — 0.0% (g)
870	Avago Technologies Ltd., 1st Lien Term Loan B, VAR, 3.750%, 05/06/21	871

	United Kingdom — 0.0% (g)
73	Ceva Group plc, PreFunded Letter of Credit, Term Loan, VAR, 6.500%, 03/19/21	67
76	Ceva Intercompany, Dutch B.V. Term Loan, VAR, 6.500%, 03/19/21	70
13	Ceva Logistics Holdings, Inc., Canadian Term Loan, VAR, 6.500%, 03/19/21	12
105	Ceva Logistics Holdings, Inc., U.S. Term Loan B, VAR, 6.500%, 03/19/21	96

		245

	United States — 0.7%
184	Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18	185
1,059	Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19	1,073
1,283	Avaya, Inc., Term Loan B-7, VAR, 6.250%, 04/30/20	1,219
885	Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20	884
377	AZ Chemical Ltd., 2nd Lien Initial Term Loan, VAR, 7.500%, 06/10/22	375
1,451	Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17	1,450
3,185	Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18	3,177
555	Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	555

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
1,600	Coeur Mining, Inc., Term Loan, VAR, 06/15/20 (i)	1,568
2,050	Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20	2,049
1,259	Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18	1,257
1,645	Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18	1,648
811	Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21	665
640	Energy Future Intermediate Holdings Co. LLC., Term Loan, VAR, 4.250%, 06/19/16	643
191	Entercom Radio LLC, Term B-2 Loan, VAR, 4.005%, 11/23/18	191
812	FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19	774
1,510	Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20	818
2,260	First Data Corp., Term Loan, VAR, 3.687%, 03/23/18	2,253
113	Fram Group Holdings, Inc., Term Loan, VAR, 7.000%, 07/29/17	108
590	Freescale Semiconductor, Inc., Term Loan B-5, VAR, 5.000%, 01/15/21	592
859	Go Daddy Group, Inc. (The), Incinitial Term Loan, VAR, 4.250%, 05/13/21	863
5,407	iHeartCommunications, Inc., Term Loan D, VAR, 6.940%, 01/30/19 ^	4,961
1,873	iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.690%, 07/30/19	1,736
554	Intrawest Operations Group, Initia Term Loan, VAR, 4.750%, 12/09/20	557
867	inVentiv Health, Inc., Term Loan B4, VAR, 7.750%, 05/15/18	868
2,109	J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21	1,743
1,485	J.C. Penney Co., Inc., Term Loan, VAR, 6.000%, 05/22/18	1,483
628	Navios Maritime Partners LP, Term Loan, VAR, 06/18/20	622
270	OCI Beaumont LLC, Term Loan B3, VAR, 5.500%, 08/20/19	275
1,282	Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22	1,286
5,084	Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20	5,069
3,142	Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21	3,139

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United States –– continued
1,230		Quality Distribution, Inc., 2nd Lien Term Loan, VAR, 07/29/22 ^	1,169
169		Quikrete Holdings, Inc., 2nd Lien Term Loan, VAR, 7.000%, 03/26/21	169
46		Realogy Corp., Extended Synthetic Commitments, VAR, 0.035%, 10/10/16	45
636		Remy International, Inc., Term Loan, VAR, 4.250%, 03/05/20	636
319		Reynolds Group Holdings Ltd., Incremental U.S. Term Loan, VAR, 4.500%, 12/01/18	320
395		Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	398
2,125		Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21	2,128
648		Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22	655
3,584		ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19	3,495
1,217		Sabine Oil & Gas LLC, 2nd Lien Term Loan, VAR, 8.750%, 12/31/18 (d)	325
718		Scientific Games Corp., Initial Term Loan, VAR, 6.000%, 10/18/20	720
1,606		Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	1,589
1,001		Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19	1,003
688		Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19	690
1,156		Signode Industrial Group U.S., Inc. Initial Term B Loan, VAR, 3.750%, 05/01/21	1,150
541		Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18	419
1,230		Staples, Inc., Term Loan, VAR, 04/21/21 ^	1,230
1,097		Stardust Finance Holding, Inc., Senior Lien Term Loan, VAR, 6.500%, 03/13/22	1,098
—	(h)	SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19 ^	—	(h)
1,060		Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19	1,007
313		Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19	297
1,001		Texas Competitive Electric Holdings Co. LLC, 1st Lien Term Loan, VAR, 3.750%, 05/05/16 (d)	1,004

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Loan Assignments — continued
		United States –– continued
	16,772	Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.673%, 10/10/17 (d)	8,554
	12,477	Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.673%, 10/10/16 (d) ^	6,245
	771	Tribune Media Co., Term Loan B, VAR, 3.750%, 12/28/20	772
	440	Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20	439
	2,952	Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20	2,948
	748	Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22	753
	754	Vertis, Inc., 1st Lien Term Loan, VAR, 12/21/15 (d) (i)	—	(h)
	720	Visant Corp., Initial Term Loan, VAR, 7.000%, 09/23/21	696
	628	W&T Offshore, Inc., Term Loan, VAR, 9.000%, 05/15/20	593
	691	WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20	684
	896	XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21	894

			86,211

		Total Loan Assignments (Cost 100,769)	91,096

	Preferred Securities — 6.4% (x)
		Belgium — 0.1%
EUR	12,925	KBC Groep N.V., VAR, 5.625%, 03/19/19	14,230

		Cayman Islands — 0.1%
	8,110	Emirates NBD Tier 1 Ltd., Reg. S, VAR, 5.750%, 05/30/19	8,201

		Denmark — 0.0% (g)
EUR	4,071	Danske Bank A/S, VAR, 5.750%, 04/06/20	4,566

		France — 0.4%
		Credit Agricole S.A.,
EUR	1,235	Reg. S, VAR, 6.500%, 06/23/21	1,401
	18,233	VAR, 6.625%, 09/23/19 (e)	18,165
		Electricite de France S.A.,
	9,535	VAR, 5.250%, 01/29/23 (e)	9,773

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		France –– continued
	10,240	VAR, 5.625%, 01/22/24 (e)	10,637
GBP	2,000	Orange S.A., Reg. S, VAR, 5.875%, 02/07/22	3,233

			43,209

		Netherlands — 0.1%
EUR	5,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, VAR, 5.500%, 06/29/20	5,684
GBP	4,400	Telefonica Europe B.V., Reg. S, VAR, 6.750%, 11/26/20	7,369

			13,053

		Spain — 0.2%
		Banco Bilbao Vizcaya Argentaria S.A.,
EUR	15,000	Reg. S, VAR, 7.000%, 02/19/19	16,803
EUR	5,000	VAR, 6.750%, 02/18/20	5,555
	2,000	VAR, 9.000%, 05/09/18	2,170

			24,528

		Sweden — 0.1%
	5,000	Skandinaviska Enskilda Banken AB, VAR, 5.750%, 05/13/20	5,031
	5,000	Svenska Handelsbanken AB, VAR, 5.250%, 03/01/21	4,950
	5,000	Swedbank AB, VAR, 5.500%, 03/17/20	4,984

			14,965

		Switzerland — 0.2%
		Credit Suisse Group AG,
	6,385	VAR, 6.250%, 12/18/24 (e)	6,218
	15,111	VAR, 7.500%, 12/11/23 (e)	16,093
	5,000	UBS Group AG, VAR, 7.000%, 02/19/25	5,164

			27,475

		United Kingdom — 0.5%
	705	Barclays plc, VAR, 8.250%, 12/15/18	755
		HSBC Holdings plc,
	7,515	VAR, 5.625%, 01/17/20	7,515
	20,640	VAR, 6.375%, 09/17/24	20,769
	8,816	VAR, 6.375%, 03/30/25	8,855
	16,958	Lloyds Banking Group plc, VAR, 7.500%, 06/27/24	17,679
GBP	6,909	Nationwide Building Society, VAR, 6.875%, 06/20/19	10,843

			66,416

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Preferred Securities — continued
	United States — 4.7%
	American Express Co.,
11,620	VAR, 5.200%, 11/15/19	11,620
17,060	Series C, VAR, 4.900%, 03/15/20	16,693
	Bank of America Corp.,
15,338	Series AA, VAR, 6.100%, 03/17/25	15,269
6,319	Series K, VAR, 8.000%, 01/30/18	6,686
6,000	Series K, VAR, 8.000%, 01/30/18	6,348
1,315	Series M, VAR, 8.125%, 05/15/18	1,405
12,355	Series U, VAR, 5.200%, 06/01/23	11,642
41,030	Series V, VAR, 5.125%, 06/17/19	40,261
11,220	Series X, VAR, 6.250%, 09/05/24	11,230
16,930	Series Z, VAR, 6.500%, 10/23/24	17,480
	Bank of New York Mellon Corp. (The),
12,235	Series D, VAR, 4.500%, 06/20/23	11,317
20,375	Series E, VAR, 4.950%, 06/20/20	20,273
21,570	Capital One Financial Corp., Series E, VAR, 5.550%, 06/01/20	21,596
	Citigroup, Inc.,
18,431	VAR, 5.950%, 01/30/23	18,270
30,750	Series D, VAR, 5.350%, 05/15/23	29,074
8,835	Series M, VAR, 6.300%, 05/15/24	8,658
21,330	Series N, VAR, 5.800%, 11/15/19	21,453
12,795	Series O, VAR, 5.875%, 03/27/20	12,875
21,650	Series P, VAR, 5.950%, 05/15/25	21,109
	Fifth Third Bancorp,
17,625	VAR, 5.100%, 06/30/23	16,391
6,175	Series J, VAR, 4.900%, 09/30/19	5,866
	General Electric Capital Corp.,
32,500	Series B, VAR, 6.250%, 12/15/22	35,288
18,600	Series C, VAR, 5.250%, 06/15/23	19,065
	Goldman Sachs Group, Inc. (The),
25,078	Series L, VAR, 5.700%, 05/10/19	25,321
21,703	Series M, VAR, 5.375%, 05/10/20	21,573
17,944	MetLife, Inc., Series C, VAR, 5.250%, 06/15/20	17,899
	Morgan Stanley,
27,620	Series H, VAR, 5.450%, 07/15/19	27,454
14,205	Series J, VAR, 5.550%, 07/15/20	14,134
	PNC Financial Services Group, Inc. (The),
9,588	VAR, 6.750%, 08/01/21	10,643
12,415	Series R, VAR, 4.850%, 06/01/23	11,794
13,910	State Street Corp., Series F, VAR, 5.250%, 09/15/20	14,052
12,540	SunTrust Banks, Inc., VAR, 5.625%, 12/15/19	12,603

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
11,565	Wachovia Capital Trust III, VAR, 5.570%, 08/31/15	11,442
	Wells Fargo & Co.,
12,480	Series K, VAR, 7.980%, 03/15/18	13,525
27,592	Series S, VAR, 5.900%, 06/15/24	27,749
16,775	Series U, VAR, 5.875%, 06/15/25	17,174

		605,232

	Total Preferred Securities (Cost $826,860)	821,875

Preferred Stocks — 1.8%
	Bermuda — 0.0% (g)
12	Bunge Ltd., 4.875% ($100 par value) @	1,210

	Brazil — 0.0% (g)
146	Banco Bradesco S.A. (Preference Shares)	1,163

	Cayman Islands — 0.0% (g)
3	XLIT Ltd., Series D, VAR, 3.409%, 08/31/15 ($1,000 par value) @	2,826

	Ireland — 0.1%
7	Allergan plc, Series A, 5.500%, 03/01/18 ($1,000 par value)	7,501

	Luxembourg — 0.0% (g)
127	ArcelorMittal, 6.000%, 01/15/16 15 ($25 par value)	1,859

	Russia — 0.0% (g)
1,954	Surgutneftegas OAO ($1 par value) (a)	1,194

	United States — 1.7%
43	Alcoa, Inc., Series 1, 5.375%, 10/01/17 ($100 par value)	1,540
256	Allstate Corp. (The), Series C, 6.750%, 10/15/18 ($25 par value) @	6,892
97	Allstate Corp. (The), Series E, 6.625%, 04/15/19 ($25 par value) @	2,576
2	Ally Financial, Inc., Series G, 7.000%, 08/31/15 ($1,000 par value) (e) @	2,050
23	American Tower Corp., 5.500%, 02/15/18 ($100 par value)	2,353
10	American Tower Corp., Series A, 5.250%, 05/15/17 ($100 par value)	988
43	Anthem, Inc., 5.250%, 05/01/18 ($50 par value)	2,179
4	Bank of America Corp., Series L, 7.250% ($1,000 par value) @	4,634
279	Bank of New York Mellon Corp. (The), 5.200%, 09/20/17 ($50 par value) @	6,881

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
		United States –– continued
119		BB&T Corp., Series E, 5.625%, 08/01/17 ($50 par value) @	2,941
508		BB&T Corp., Series F, 5.200%, 11/01/17 ($50 par value) @	12,234
52		BB&T Corp., Series G, 5.200%, 06/01/18 ($25 par value) @	1,247
117		Boston Properties, Inc., 5.250%, 03/27/18 ($25 par value) @	2,918
85		Capital One Financial Corp., Series B, 6.000%, 09/01/17 ($25 par value) @	2,147
365		Capital One Financial Corp., Series D, 6.700%, 12/01/19 ($25 par value) @	9,851
2		Chesapeake Energy Corp., 5.750% ($1,000 par value) (e) @	1,166
—	(h)	Constar International, Inc. (i)	—
39		Crown Castle International Corp., Series A, 4.500%, 11/01/16 ($100 par value)	4,015
457		Discover Financial Services, Series B, 6.500%, 12/01/17 ($25 par value) @	12,029
57		Dominion Resources, Inc., 6.375%, 07/01/17 ($50 par value)	2,855
18		Dominion Resources, Inc., Series A, 6.125%, 04/01/16 ($50 par value)	999
35		Dominion Resources, Inc., Series B, 6.000%, 07/01/16 ($50 par value)	2,003
440		Duke Energy Corp., 5.125%, 01/15/73 ($25 par value)	11,023
34		Exelon Corp., 6.500%, 06/01/17 ($50 par value)	1,580
26		Frontier Communications Corp., Series A, 11.125%, 06/29/18 ($100 par value)	2,577
12		GMAC Capital Trust I, Series 2, VAR, 8.125%, 02/15/40 ($25 par value)	315
675		Goldman Sachs Group, Inc. (The), Series J, VAR, 5.500%, 05/10/23 ($25 par value) @	16,755
430		Goldman Sachs Group, Inc. (The), Series K, VAR, 6.375%, 05/10/24 ($25 par value) @	11,429
65		Hartford Financial Services Group, Inc. (The), VAR, 7.875%, 04/15/42 ($25 par value)	2,034
30		Health Care REIT, Inc., Series I, 6.500% ($50 par value) @	1,850
11		iStar Financial, Inc., Series J, 4.500%, 03/15/18 ($50 par value) @	603
400		Morgan Stanley, Series E, VAR, 7.125%, 10/15/23 ($25 par value) @	11,192

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
300	Morgan Stanley, Series F, VAR, 6.875%, 01/15/24 ($25 par value) @	8,151
500	Morgan Stanley, Series I, VAR, 6.375%, 10/15/24 ($25 par value) @	12,855
73	NextEra Energy, Inc., 5.799%, 09/01/16 ($50 par value)	4,198
1	Pitney Bowes International Holdings, Inc., Series F, 6.125%, 10/30/16 ($1,000 par value) (e) @	1,052
374	SCE Trust II, 5.100%, 03/15/18 ($25 par value) @	8,993
56	Southwestern Energy Co., Series B, 6.250%, 01/15/18 ($50 par value)	2,387
16	Stanley Black & Decker, Inc., 6.250%, 11/17/16 ($50 par value)	1,960
575	State Street Corp., 6.000%, 12/15/19 ($25 par value) @	14,686
139	State Street Corp., Series C, 5.250%, 09/15/17 ($25 par value) @	3,467
301	State Street Corp., Series D, VAR, 5.900%, 03/15/24 ($25 par value) @	7,822
33	T-Mobile USA, Inc., 5.500%, 12/15/17 ($50 par value)	2,333
43	Tyson Foods, Inc., 4.750%, 07/15/17 ($50 par value)	2,295
42	Vornado Realty Trust, Series G, 6.625%, 08/31/15 ($25 par value) @	1,086
5	Wells Fargo & Co., Series L, 7.500% ($1,000 par value) @	6,405
25	Weyerhaeuser Co., Series A, 6.375%, 07/01/16 ($1,000 par value)	1,263

		222,809

	Total Preferred Stocks (Cost $234,283)	238,562

U.S. Treasury Obligation — 0.4%
53,440	U.S. Treasury Note, 0.375%, 01/31/16 (k) (Cost $53,491)	53,494

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

NUMBER OF WARRANTS		SECURITY DESCRIPTION	VALUE
Warrants — 0.0% (g)
		United States — 0.0% (g)
1		Gener8 Maritime, Inc., expiring 05/17/17 (Strike Price $1.00) (a) (i)	—	(h)
1		Nebraska Book Co., Inc., expiring 06/29/19 (Strike Price $1.00) (a) (i)	—
—	(h)	Nebraska Book Holdings, Inc., expiring 06/29/19 (Strike Price $1.00) (a) (i)	—

		Total Warrants (Cost $–(h))	—	(h)

SHARES
Short-Term Investments — 2.2%
		Time Deposit — 0.6%
75,300		Royal Bank of Canada, 0.100%, 08/03/15 (m)	75,300
		Investment Company — 1.6%
209,212		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m)	209,212

		Total Short-Term Investments (Cost $284,512)	284,512

		Total Investments — 98.3% (Cost $12,221,372)	12,609,847
		Other Assets in Excess of Liabilities — 1.7%	211,916

		NET ASSETS — 100.0%	$12,821,763

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Future contracts)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	10.2%
Real Estate Investment Trusts (REITs)	8.8
Oil, Gas & Consumable Fuels	5.8
Foreign Government Securities	5.1
Pharmaceuticals	5.0
Insurance	4.8
Diversified Telecommunication Services	4.6
Asset-Backed Securities	3.9
Non-Agency CMO	3.9
Media	3.4
Capital Markets	3.1
Wireless Telecommunication Services	2.3
Health Care Providers & Services	1.9
Tobacco	1.7
Automobiles	1.7
Electric Utilities	1.7
Diversified Financial Services	1.6
Chemicals	1.5
Hotels, Restaurants & Leisure	1.5
Food Products	1.4
Semiconductors & Semiconductor Equipment	1.4
Specialty Retail	1.3
Software	1.1
Aerospace & Defense	1.1
Consumer Finance	1.1
IT Services	1.1
Commercial Mortgage-Backed Securities	1.1
Metals & Mining	1.0
Household Durables	1.0
Others (each less than 1.0%)	13.6
Short-Term Investments	2.3

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
906	Euro STOXX 50 Index	09/18/15	EUR	35,800	298
345	FTSE 100 Index	09/18/15	GBP	35,850	351
2,318	U.S. Long Bond	09/21/15	USD	361,463	3,219
	Short Futures Outstanding
(7,117)	Euro FX	09/14/15	USD	(976,007)	28,810
(6,883)	GBP FX	09/14/15	USD	(671,523)	(10,682)
(15,028)	5 Year U.S. Treasury Note	09/30/15	USD	(1,801,012)	(12,903)

					9,093

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,752	AUD	Royal Bank of Canada	08/04/15	4,204	4,205	(1)
650	EUR	Goldman Sachs International	08/24/15	710	714	(4)
				4,914	4,919	(5)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of July 31, 2015. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
CMO	—	Collateralized Mortgage Obligation
CSMC	—	Credit Suisse Mortgage Trust
CVA	—	Dutch Certification
EUR	—	Euro
FTSE	—	Financial Times Stock Exchange
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
HKD	—	Hong Kong Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SDR	—	Special drawing rights
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of July 31, 2015.
USD	—	United States Dollar
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2015.
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of July 31, 2015.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of July 31, 2015.
^	—	All or a portion of the security is unsettled as of July 31, 2015. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of July 31, 2015.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $3,393,487,000 and 26.9%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$761,796
Aggregate gross unrealized depreciation	(373,321)

Net unrealized appreciation/depreciation	$388,475

Federal income tax cost of investments	$12,221,372

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

A. Valuation of Investments — The valuation of the investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at July 31, 2015.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$182,264	$—	$182,264
Belgium	5,096	43,634	—	48,730
Bermuda	1,485	—	—	1,485
Brazil	10,205	—	—	10,205
Canada	112,197	—	—	112,197
Chile	2,489	—	—	2,489
China	—	29,513	—	29,513
Denmark	4,855	59,779	—	64,634
Finland	10,385	84,635	—	95,020
France	28,177	329,611	—	357,788
Germany	—	212,929	—	212,929
Hong Kong	11,985	30,989	—	42,974
Hungary	—	2,515	—	2,515
India	—	5,917	—	5,917
Indonesia	—	3,374	—	3,374
Ireland	49,265	—	—	49,265
Italy	—	100,142	—	100,142
Japan	—	307,752	—	307,752
Luxembourg	—	14,393	—	14,393
Malaysia	823	—	—	823
Mexico	3,274	—	—	3,274
Netherlands	3,328	170,161	—	173,489
Norway	—	37,031	—	37,031
Poland	3,180	—	—	3,180
Portugal	—	9,575	—	9,575
Russia	2,844	6,280	—	9,124
Singapore	3,790	50,851	—	54,641
South Africa	1,867	48,276	—	50,143
South Korea	6,355	2,103	—	8,458
Spain	—	140,787	—	140,787
Sweden	15,197	91,611	—	106,808
Switzerland	16,450	278,737	—	295,187
Taiwan	4,743	63,153	—	67,896
Thailand	3,282	2,573	—	5,855
Turkey	3,208	4,639	—	7,847
United Arab Emirates	—	2,244	—	2,244
United Kingdom	33,772	933,474	—	967,246
United States	1,883,342	—	175	1,883,517

Total Common Stocks	2,221,594	3,248,942	175	5,470,711

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Preferred Stocks
Bermuda	$1,210	$—	$—		$1,210
Brazil	1,163	—	—		1,163
Cayman Islands	2,826	—	—		2,826
Ireland	7,501	—	—		7,501
Luxembourg	1,859	—	—		1,859
Russia	—	1,194	—		1,194
United States	215,092	7,717	—		222,809

Total Preferred Stocks	229,651	8,911	—		238,562

Debt Securities
Asset-Backed Securities
United States	—	12,146	483,126		495,272

Collateralized Mortgage Obligations
Non-Agency CMO
United States	—	490,993	3,863		494,856

Commercial Mortgage-Backed Securities
United States	—	75,898	60,991		136,889

Convertible Bonds
Austria	—	841	—		841
Cayman Islands	—	11,374	—		11,374
France	—	1,097	—		1,097
Hungary	—	2,737	—		2,737
Italy	—	1,088	—		1,088
Luxembourg	—	7,663	—		7,663
Netherlands	—	14,579	—		14,579
Singapore	—	5,633	—		5,633
South Africa	—	549	—		549
Spain	—	6,191	—		6,191
United Arab Emirates	—	5,151	—		5,151
United Kingdom	—	9,222	—		9,222
United States	—	71,496	266		71,762

Total Convertible Bonds	—	137,621	266		137,887

Corporate Bonds
Argentina	—	2,081	—		2,081
Australia	—	9,755	—		9,755
Azerbaijan	—	3,394	—		3,394
Bahamas	—	2,554	—		2,554
Bermuda	—	18,168	—		18,168
Brazil	—	7,610	—		7,610
Canada	—	200,931	—	(a)	200,931
Cayman Islands	—	25,069	—		25,069
Chile	—	13,927	—		13,927
Colombia	—	14,967	—		14,967
Croatia	—	13,585	—		13,585
Finland	—	1,432	—		1,432
France	—	24,019	—		24,019
Georgia	—	6,747	—		6,747
Germany	—	1,816	1,252		3,068
Hungary	—	5,614	—		5,614
Indonesia	—	23,843	—		23,843
Ireland	—	28,053	—		28,053
Israel	—	9,160	—		9,160
Italy	—	12,091	—		12,091
Japan	—	3,060	—		3,060

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Kazakhstan	$—	$23,176	$—		$23,176
Liberia	—	1,491	—		1,491
Luxembourg	—	160,967	—		160,967
Mexico	—	55,232	—		55,232
Morocco	—	24,377	—		24,377
Netherlands	—	70,231	—		70,231
Peru	—	2,307	—		2,307
Singapore	—	487	—		487
South Korea	—	13,337	—		13,337
Sri Lanka	—	661	—		661
Turkey	—	6,499	—		6,499
United Arab Emirates	—	11,232	—		11,232
United Kingdom	—	66,464	—		66,464
United States	—	2,860,800	848		2,861,648
Venezuela	—	14,546	—		14,546

Total Corporate Bonds	—	3,739,683	2,100		3,741,783

Preferred Securities
Belgium	—	14,230	—		14,230
Cayman Islands	—	8,201	—		8,201
Denmark	—	4,566	—		4,566
France	—	43,209	—		43,209
Netherlands	—	13,053	—		13,053
Spain	—	24,528	—		24,528
Sweden	—	14,965	—		14,965
Switzerland	—	27,475	—		27,475
United Kingdom	—	66,416	—		66,416
United States	—	605,232	—		605,232

Total Preferred Securities	—	821,875	—		821,875

Loan Assignments
Australia	—	691	—		691
Bermuda	—	631	—		631
Canada	—	297	—		297
Cayman Islands	—	454	—		454
Luxembourg	—	1,696	—		1,696
Singapore	—	871	—		871
United Kingdom	—	245	—		245
United States	—	84,643	1,568		86,211

Total	—	89,528	1,568		91,096

Foreign Government Securities	—	636,918	5,992		642,910
U.S. Treasury Obligation	—	53,494	—		53,494
Warrants
United States	—	—	—	(a)	— (a)
Short-Term Investments
Investment Company	209,212	—	—		209,212
Time Deposit	—	75,300	—		75,300

Total Investments in Securities	$2,660,457	$9,391,309	$558,081		$12,609,847

Appreciation in Other Financial Instruments

Futures Contracts	$32,678	$—	$—		$32,678

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5)	$—		$(5)
Futures Contracts	(23,585)	—	—		(23,585)

Total Depreciation in Other Financial Instruments	$(23,585)	$(5)	$—		$(23,590)

(a) Amount rounds to less than one thousand.

There were no transfers between Levels 1 and 2 during the period ended July 31, 2015.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of October 31, 2014		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2015
Asset-Backed Securities — United States	$435,562		$—	$(1,784)	$1,622	$121,274		$(73,548)	$—	$—	$483,126
Collateralized Mortgage Obligations — Non-Agency CMO — United States	4,408		—	(172)	18	—		(391)	—	—	3,863
Commercial Mortgage-Backed Securities — United States	19,037		—	(181)	(7)	42,142		—	—	—	60,991
Common Stocks — United States	1,770		(1,155)	1,788	—	—		(2,228)	—	—	175
Convertible Bonds — United States	—	(a)	—	—	—	—		—	266	—	266
Corporate Bonds — Canada	—		— (a)	— (a)	—	—		— (a)	—	—	—	(a)
Corporate Bonds — Germany	1,514		—	(262)	—	—		—	—	—	1,252
Corporate Bonds — United States	13,842		40	(35)	(41)	1		(132)	770	(13,597)	848
Foreign Government Securities	12,192		(912)	(1,700)	—	—		(3,588)	—	—	5,992
Loan Assignments — United States	1		2	(1)	— (a)	1,568		(2)	—	—	1,568
Preferred Stocks — United States	—	(a)	—	—	—	—		— (a)	—	—	—
Warrants — United States	—	(a)	—	— (a)	—	—	(a)	—	—	—	—	(a)

Total	$488,326		$(2,025)	$(2,347)	$1,592	$164,985		$(79,889)	$1,036	$(13,597)	$558,081

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at July 31, 2015, which were valued using significant unobservable inputs (Level 3), amounted to approximately $ (2,347,000).

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Quantitative Information about Level 3 Fair Value Measurements # (Amounts in thousands)

	Fair Value at July 31, 2015		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	(d)	Market Comparable Companies	Discount for lack of marketability (a)	10% (N/A)

Common Stock	—	(d)
	—	(d)	Discounted Cash Flow (c)	Discount for lack of marketability (a)	10% (N/A)

Preferred Stock	—	(d)
	127		Market Comparable Companies	EBITDA Multiple (b)	6.80x (6.80x)
				Discount for lack of marketability (a)	10% (N/A)
	266		Terms of Sale	Discount for lack of marketability (a)	12.5% (N/A)

Corporate Bonds	393
	478,931		Discounted Cash Flow	Constant Prepayment Rate	0.00%—12.00% (3.50%)
				Constant Default Rate	0.00%—30.00% (5.93%)
				Yield (Discount Rate of Cash Flows)	1.01%—9.62% (4.27%)

Asset-Backed Securities	478,931
	3,864		Discounted Cash Flow	Constant Prepayment Rate	4.00%—21.26% (12.73%)
				Constant Default Rate	0.00%—6.65% (2.94%)
				Yield (Discount Rate of Cash Flows)	4.40%—10.78% (6.43%)

Collateralized Mortgage Obligations	3,864
	55,661		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.55%—9.41% (5.43%)

Commercial Mortgage-Backed Securities	55,661
Warrants	—	(e)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)
Total	$538,849

EBITDA - Earnings Before Interest, Taxes, Depreciation and Amortization

#	The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At July 31, 2015, the value of these investments was approximately $19,232,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.
(d)	Value is zero.
(e)	Value rounds to less than $1,000.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the constant prepayment rate may decrease or increase the fair value measurement.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

B. Derivatives — The Fund uses instruments including futures, forward foreign currency exchange contracts and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) and (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of May 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.1%
	Australia — 1.3%
1,226	BHP Billiton Ltd. (m)	23,668
639	BHP Billiton plc	11,728
1,794	South32 Ltd. (a)	2,341

		37,737

	Belgium — 1.6%
391	Anheuser-Busch InBev N.V.	46,674

	China — 2.4%
13,390	China Construction Bank Corp., Class H	10,923
17,547	CNOOC Ltd.	21,533
15,693	Industrial & Commercial Bank of China Ltd., Class H	10,781
2,950	Ping An Insurance Group Co. of China Ltd., Class H	16,976
4,736	Wynn Macau Ltd.	9,767

		69,980

	Denmark — 0.8%
410	Novo Nordisk A/S, Class B	24,212

	France — 11.4%
538	Accor S.A.	26,377
1,442	AXA S.A.	37,971
616	BNP Paribas S.A.	40,100
171	Essilor International S.A.	21,894
8	Hermes International	3,249
219	Imerys S.A.	16,519
64	Kering	12,381
182	LVMH Moet Hennessy Louis Vuitton SE	34,089
190	Pernod-Ricard S.A.	22,672
509	Sanofi	54,860
633	Schneider Electric SE	44,135
358	Technip S.A.	20,344

		334,591

	Germany — 6.8%
265	Allianz SE	43,481
281	Bayer AG	41,510
178	Continental AG	39,692
330	Fresenius Medical Care AG & Co. KGaA	26,980
673	SAP SE	48,338

		200,001

	Hong Kong — 4.0%
2,705	Cheung Kong Property Holdings Ltd. (a)	22,541
5,758	China Overseas Land & Investment Ltd.	18,133
2,630	CK Hutchison Holdings Ltd.	39,031
6,606	Hang Lung Properties Ltd.	18,865
4,660	Sands China Ltd.	20,564

		119,134

	India — 0.9%
410	HDFC Bank Ltd., ADR	25,594

	Indonesia — 0.5%
30,126	Astra International Tbk PT	14,793

	Israel — 1.1%
480	Teva Pharmaceutical Industries Ltd., ADR	33,144

	Japan — 19.5%
1,902	Astellas Pharma, Inc.	28,633
347	Daikin Industries Ltd. (m)	22,394
255	East Japan Railway Co.	25,135
125	FANUC Corp. (m)	20,782
1,384	Honda Motor Co., Ltd.	46,506
1,388	Inpex Corp.	15,084
1,515	Japan Tobacco, Inc. (m)	58,788
707	KDDI Corp.	17,953
1,346	Komatsu Ltd.	24,863
2,440	Kubota Corp.	41,730
498	Makita Corp. (m)	27,466
847	Mitsui Fudosan Co., Ltd.	24,093
277	Nidec Corp.	24,730
144	Nitto Denko Corp.	10,883
330	Shin-Etsu Chemical Co., Ltd.	19,758
122	SMC Corp.	31,006
1,398	Sumitomo Mitsui Financial Group, Inc.	63,041
276	Tokyo Electron Ltd.	15,226
869	Toyota Motor Corp.	57,853

		575,924

	Netherlands — 4.0%
556	Akzo Nobel N.V.	39,776
258	ASML Holding N.V.	25,672
3,048	ING Groep N.V., CVA	51,833

		117,281

	South Africa — 0.7%
153	Naspers Ltd., Class N	21,380

	South Korea — 1.6%
57	Hyundai Mobis Co., Ltd.	10,372
71	Samsung Electronics Co., Ltd., Reg. S, GDR	35,865

		46,237

	Switzerland — 14.5%
343	Cie Financiere Richemont S.A.	29,631
1,611	Credit Suisse Group AG (a)	47,533
7,183	Glencore plc (a)	23,273
520	LafargeHolcim Ltd. (a)	36,076
693	Nestle S.A.	52,391

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
693	Novartis AG	71,946
216	Roche Holding AG	62,372
2,730	UBS Group AG (a)	62,769
137	Zurich Insurance Group AG (a)	41,764

		427,755

	Taiwan — 0.8%
1,068	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	23,613

	United Kingdom — 22.2%
600	Aggreko plc	11,241
1,842	ARM Holdings plc	28,903
11,915	Barclays plc	53,733
4,186	BG Group plc	71,215
706	British American Tobacco plc	41,944
1,130	Burberry Group plc	28,354
7,002	HSBC Holdings plc	63,057
667	Imperial Tobacco Group plc	34,980
20,612	Lloyds Banking Group plc	26,841
2,908	Meggitt plc	21,069
2,248	Prudential plc (m)	52,896
398	Rio Tinto Ltd. (m)	15,280
436	Rio Tinto plc	16,867
2,582	Standard Chartered plc	39,486
796	Tullow Oil plc	3,042
611	Unilever plc	27,709
18,985	Vodafone Group plc	71,914
1,992	WPP plc	45,767

		654,298

	Total Common Stocks (Cost $2,406,413)	2,772,348

Preferred Stocks — 2.4%
	Germany — 2.4%
273	Henkel AG & Co. KGaA	32,313
189	Volkswagen AG	37,985

	Total Preferred Stocks (Cost $59,995)	70,298

Short-Term Investment — 3.1%
	Investment Company — 3.1%
91,341	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $91,341)	91,341

	Total Investments — 99.6% (Cost $2,557,749)	2,933,987
	Other Assets in Excess of Liabilities — 0.4%	12,536

	NET ASSETS — 100.0%	$2,946,523

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.1%
Pharmaceuticals	10.8
Insurance	6.6
Automobiles	5.4
Machinery	5.0
Tobacco	4.6
Oil, Gas & Consumable Fuels	3.8
Capital Markets	3.8
Textiles, Apparel & Luxury Goods	3.7
Semiconductors & Semiconductor Equipment	3.2
Metals & Mining	3.2
Wireless Telecommunication Services	3.1
Real Estate Management & Development	2.9
Chemicals	2.4
Beverages	2.4
Electrical Equipment	2.3
Media	2.3
Hotels, Restaurants & Leisure	1.9
Construction Materials	1.8
Food Products	1.8
Auto Components	1.7
Software	1.6
Industrial Conglomerates	1.3
Technology Hardware, Storage & Peripherals	1.2
Household Products	1.1
Others (each less than 1.0%)	5.9
Short-Term Investment	3.1

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,760,296,000 and 94.1%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$505,854
Aggregate gross unrealized depreciation	(129,616)

Net unrealized appreciation/depreciation	$376,238

Federal income tax cost of investments	$2,557,749

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$2,341	$35,396	$—	$37,737
Belgium	—	46,674	—	46,674
China	—	69,980	—	69,980
Denmark	—	24,212	—	24,212
France	—	334,591	—	334,591
Germany	—	200,001	—	200,001
Hong Kong	22,541	96,593	—	119,134
India	25,594	—	—	25,594
Indonesia	—	14,793	—	14,793
Israel	33,144	—	—	33,144
Japan	—	575,924	—	575,924
Netherlands	—	117,281	—	117,281
South Africa	—	21,380	—	21,380
South Korea	35,865	10,372	—	46,237
Switzerland	19,062	408,693	—	427,755
Taiwan	23,613	—	—	23,613
United Kingdom	—	654,298	—	654,298

Total Common Stocks	162,160	2,610,188	—	2,772,348

Preferred Stocks
Germany	—	70,298	—	70,298
Short-Term Investment
Investment Company	91,341	—	—	91,341

Total Investments in Securities	$253,501	$2,680,486	$—	$2,933,987

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
	Australia — 3.9%
1,392	Australia & New Zealand Banking Group Ltd.	33,193
3,975	Goodman Group	18,956
2,036	Oil Search Ltd.	11,076
2,279	Westfield Corp.	16,672

		79,897

	China — 1.2%
2,962	ENN Energy Holdings Ltd.	19,657
7,501	Sun Art Retail Group Ltd.	5,709

		25,366

	Denmark — 0.8%
294	Chr Hansen Holding A/S	16,263

	Finland — 0.6%
708	UPM-Kymmene OYJ	13,078

	France — 9.2%
244	Air Liquide S.A.	31,748
367	Airbus Group SE	26,032
928	AXA S.A.	24,435
358	BNP Paribas S.A.	23,270
470	Klepierre	21,395
233	Renault S.A.	21,482
330	Thales S.A.	22,307
137	Valeo S.A.	18,227

		188,896

	Germany — 7.9%
315	Bayer AG	46,527
54	Continental AG	12,141
393	Daimler AG	35,194
1,367	E.ON SE	18,056
1,866	Infineon Technologies AG	20,927
410	SAP SE	29,463

		162,308

	Hong Kong — 1.6%
5,014	China Overseas Land & Investment Ltd.	15,790
1,186	CK Hutchison Holdings Ltd.	17,606

		33,396

	India — 0.9%
280	HDFC Bank Ltd., ADR	17,498

	Ireland — 1.3%
301	Shire plc	26,756

	Italy — 2.8%
5,416	Enel S.p.A.	25,452
8,398	Intesa Sanpaolo S.p.A.	32,335

		57,787

	Japan — 22.3%
342	Daikin Industries Ltd.	22,122
977	Daiwa House Industry Co., Ltd.	24,308
597	Dentsu, Inc.	33,779
995	DMG Mori Co., Ltd.	15,318
2,926	Hitachi Ltd.	18,957
673	Japan Airlines Co., Ltd.	25,403
195	Japan Tobacco, Inc.	7,569
5,480	Kajima Corp.	27,203
48	Keyence Corp.	24,381
1,109	Mazda Motor Corp.	21,746
4,417	Mitsubishi UFJ Financial Group, Inc.	32,144
908	Mitsui Fudosan Co., Ltd.	25,828
2,668	Mitsui OSK Lines Ltd.	8,002
565	NH Foods Ltd.	13,733
5,738	Nippon Steel & Sumitomo Metal Corp.	13,554
484	Nippon Telegraph & Telephone Corp.	18,644
1,865	ORIX Corp.	27,859
554	Seven & i Holdings Co., Ltd.	25,567
595	Sompo Japan Nipponkoa Holdings, Inc.	20,960
490	Sumitomo Mitsui Financial Group, Inc.	22,110
307	Suntory Beverage & Food Ltd.	12,960
827	Yamato Holdings Co., Ltd.	18,324

		460,471

	Netherlands — 4.3%
252	ASML Holding N.V.	25,067
2,117	ING Groep N.V., CVA	35,997
984	Royal Dutch Shell plc, Class A	28,225

		89,289

	Norway — 0.8%
4,225	Norsk Hydro ASA	15,755

	Spain — 0.5%
1,588	Distribuidora Internacional de Alimentacion S.A. (a)	9,939

	Sweden — 1.3%
936	Electrolux AB, Series B	26,875

	Switzerland — 13.2%
65	Cie Financiere Richemont S.A.	5,582
792	Nestle S.A.	59,922
633	Novartis AG	65,670
205	Roche Holding AG	59,091

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
146	Swiss Re AG	13,119
1,641	UBS Group AG (a)	37,729
476	Wolseley plc	31,594

		272,707

	United Kingdom — 23.9%
385	Associated British Foods plc	19,324
434	AstraZeneca plc	29,288
2,963	Aviva plc	24,095
1,108	BG Group plc	18,857
615	British American Tobacco plc	36,495
2,080	Dixons Carphone plc	14,801
4,583	HSBC Holdings plc	41,397
361	InterContinental Hotels Group plc	15,144
4,113	Kingfisher plc	23,168
27,382	Lloyds Banking Group plc	35,657
1,542	National Grid plc	20,518
946	Pennon Group plc	12,039
1,194	Prudential plc	28,095
330	Reckitt Benckiser Group plc	31,684
684	Rio Tinto plc	26,475
534	SABMiller plc	27,982
1,321	Smith & Nephew plc	24,553
1,827	UBM plc	15,144
12,480	Vodafone Group plc	47,273

		491,989

	Total Common Stocks (Cost $1,781,972)	1,988,270

Preferred Stock — 1.3%
	Germany — 1.3%
237	Henkel AG & Co. KGaA (Cost $20,949)	28,086

Short-Term Investment — 2.6%
	Investment Company — 2.6%
53,587	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $53,587)	53,587

	Total Investments — 100.4% (Cost $1,856,508)	2,069,943
	Liabilities in Excess of Other Assets — (0.4)%	(8,935)

	NET ASSETS — 100.0%	$2,061,008

Percentages indicated are based on net assets.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.2%
Pharmaceuticals	11.0
Insurance	5.3
Food Products	4.5
Automobiles	3.8
Real Estate Management & Development	3.2
Household Products	2.9
Oil, Gas & Consumable Fuels	2.8
Real Estate Investment Trusts (REITs)	2.8
Metals & Mining	2.7
Media	2.4
Aerospace & Defense	2.3
Chemicals	2.3
Wireless Telecommunication Services	2.3
Semiconductors & Semiconductor Equipment	2.2
Tobacco	2.1
Electronic Equipment, Instruments & Components	2.1
Food & Staples Retailing	2.0
Beverages	2.0
Multi-Utilities	1.9
Specialty Retail	1.8
Capital Markets	1.8
Trading Companies & Distributors	1.5
Auto Components	1.5
Software	1.4
Diversified Financial Services	1.3
Construction & Engineering	1.3
Household Durables	1.3
Electric Utilities	1.2
Airlines	1.2
Health Care Equipment & Supplies	1.2
Building Products	1.1
Others (each less than 1.0%)	7.0
Short-Term Investment	2.6

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
2,561	CHF
20,933	for HKD	Royal Bank of Canada	08/13/15	$2,699	#	$2,650	#	$(49)
13,286	EUR
9,277	for GBP	Goldman Sachs International	08/13/15	14,486	#	14,593	#	107
9,699	EUR
84,863	for NOK	Barclays Bank plc	08/13/15	10,387	#	10,653	#	266
78,477	AUD	Westpac Banking Corp.	08/13/15	62,268		57,334		(4,934)
11,293	CHF	Barclays Bank plc	08/13/15	12,012		11,690		(322)
5,812	CHF	Goldman Sachs International	08/13/15	6,218		6,016		(202)
53,262	DKK	HSBC Bank, N.A.	08/13/15	8,054		7,840		(214)
117,865	DKK	Westpac Banking Corp.	08/13/15	17,767		17,350		(417)
3,836	EUR	Citibank, N.A.	08/13/15	4,282		4,213		(69)
6,824	EUR	Goldman Sachs International	08/13/15	7,731		7,495		(236)
10,632	EUR	HSBC Bank, N.A.	08/13/15	11,629		11,678		49
101,459	EUR	Morgan Stanley	08/13/15	113,898		111,439		(2,459)
4,166	EUR	Royal Bank of Canada	08/13/15	4,594		4,576		(18)
4,520	EUR	State Street Corp.	08/13/15	5,080		4,965		(115)
3,891	EUR	TD Bank Financial Group	08/13/15	4,330		4,274		(56)
16,336	GBP	HSBC Bank, N.A.	08/13/15	25,550		25,509		(41)
8,071	GBP	Royal Bank of Canada	08/13/15	12,523		12,603		80
4,059	GBP	Standard Chartered Bank	08/13/15	6,345		6,338		(7)
38,787	HKD	Goldman Sachs International	08/13/15	5,003		5,003		— (h)
66,905	HKD	Royal Bank of Canada	08/13/15	8,629		8,630		1
49,705	HKD	State Street Corp.	08/13/15	6,412		6,412		— (h)
1,455,089	JPY	BNP Paribas	08/13/15	11,687		11,742		55
784,950	JPY	Goldman Sachs International	08/13/15	6,619		6,334		(285)
1,413,676	JPY	Merrill Lynch International	08/13/15	11,575		11,407		(168)
1,663,275	JPY	Morgan Stanley	08/13/15	13,808		13,422		(386)
3,306,886	JPY	Royal Bank of Canada	08/13/15	26,699		26,684		(15)
1,584,964	JPY	Royal Bank of Scotland	08/13/15	12,928		12,790		(138)
95,745	NOK	Barclays Bank plc	08/13/15	11,596		11,719		123
32,793	NOK	Goldman Sachs International	08/13/15	4,140		4,014		(126)
33,259	NOK	HSBC Bank, N.A.	08/13/15	4,269		4,071		(198)
33,242	NOK	State Street Corp.	08/13/15	4,244		4,068		(176)
297,725	SEK	Goldman Sachs International	08/13/15	35,894		34,517		(1,377)
37,640	SGD	Westpac Banking Corp.	08/13/15	28,283		27,429		(854)
				$521,639		$509,458		$(12,181)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,295	AUD	HSBC Bank, N.A.	08/13/15	$4,853	$4,599	$254
58,495	CHF	Goldman Sachs International	08/13/15	63,447	60,552	2,895
5,433	CHF	Merrill Lynch International	08/13/15	5,833	5,624	209
13,907	CHF	Royal Bank of Canada	08/13/15	14,825	14,396	429
31,159	DKK	Morgan Stanley	08/13/15	4,713	4,587	126
34,571	EUR	Goldman Sachs International	08/13/15	38,419	37,971	448
3,816	EUR	HSBC Bank, N.A.	08/13/15	4,258	4,192	66
7,903	EUR	Merrill Lynch International	08/13/15	8,821	8,680	141
12,662	EUR	Morgan Stanley	08/13/15	14,218	13,908	310
10,061	EUR	Standard Chartered Bank	08/13/15	11,314	11,050	264
5,759	EUR	State Street Corp.	08/13/15	6,446	6,326	120

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
14,762	GBP	Citibank, N.A.	08/13/15	$23,012	$23,051	$(39)
75,942	GBP	Goldman Sachs International	08/13/15	115,855	118,586	(2,731)
8,762	GBP	HSBC Bank, N.A.	08/13/15	13,362	13,683	(321)
2,821	GBP	Morgan Stanley	08/13/15	4,367	4,405	(38)
3,760	GBP	Royal Bank of Canada	08/13/15	5,807	5,872	(65)
134,465	HKD	Westpac Banking Corp.	08/13/15	17,346	17,345	1
2,362,044	JPY	BNP Paribas	08/13/15	19,042	19,060	(18)
3,162,739	JPY	Morgan Stanley	08/13/15	26,441	25,522	919
1,725,194	JPY	Royal Bank of Canada	08/13/15	14,027	13,921	106
628,657	JPY	Royal Bank of Scotland	08/13/15	5,082	5,073	9
1,124,178	JPY	Standard Chartered Bank	08/13/15	9,079	9,071	8
541,087	JPY	State Street Corp.	08/13/15	4,382	4,366	16
110,176	NOK	Goldman Sachs International	08/13/15	14,601	13,485	1,116
38,456	SEK	Barclays Bank plc	08/13/15	4,703	4,459	244
				$454,253	$449,784	$4,469

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at July 31, 2015 of the currency being sold, and the value at July 31, 2015 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENT:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $1,998,858,000 and 96.6%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$271,414
Aggregate gross unrealized depreciation	(57,979)

Net unrealized appreciation/depreciation	$213,435

Federal income tax cost of investments	$1,856,508

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$79,897	$—	$79,897
China	—	25,366	—	25,366
Denmark	—	16,263	—	16,263
Finland	—	13,078	—	13,078
France	—	188,896	—	188,896
Germany	—	162,308	—	162,308
Hong Kong	—	33,396	—	33,396
India	17,498	—	—	17,498
Ireland	—	26,756	—	26,756
Italy	—	57,787	—	57,787
Japan	—	460,471	—	460,471
Netherlands	—	89,289	—	89,289
Norway	—	15,755	—	15,755
Spain	—	9,939	—	9,939
Sweden	—	26,875	—	26,875
Switzerland	—	272,707	—	272,707
United Kingdom	—	491,989	—	491,989

Total Common Stocks	17,498	1,970,772	—	1,988,270

Preferred Stocks
Germany	—	28,086	—	28,086
Short-Term Investment
Investment Company	53,587	—	—	53,587

Total Investments in Securities	$71,085	$1,998,858	$—	$2,069,943

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$8,362	$—	$8,362

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(16,074)	$—	$(16,074)

There were no transfers among any levels during the period ended July 31, 2015.

A. Derivatives — The Fund uses instruments including forward foreign currency exchange contracts in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency contract offsets another forward foreign currency contract with the same counterparty upon settlement.

As of May 31, 2015, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.7%
	Australia — 1.8%
908	South32 Ltd. (a)	1,159

	Canada — 5.6%
20	Canadian National Railway Co.	1,226
81	MEG Energy Corp. (a)	863
36	Toronto-Dominion Bank (The)	1,466

		3,555

	China — 5.2%
12	Baidu, Inc., ADR (a)	2,147
203	Ping An Insurance Group Co. of China Ltd., Class H	1,165

		3,312

	France — 11.0%
25	Accor S.A.	1,207
44	AXA S.A.	1,147
120	Orange S.A.	1,968
13	Sanofi	1,425
18	Schneider Electric SE	1,263

		7,010

	Germany — 4.0%
6	Continental AG	1,351
34	Zalando SE (a) (e)	1,170

		2,521

	Hong Kong — 3.8%
148	Cheung Kong Property Holdings Ltd. (a)	1,233
78	CK Hutchison Holdings Ltd.	1,158

		2,391

	India — 3.7%
19	HDFC Bank Ltd., ADR	1,165
119	ICICI Bank Ltd., ADR	1,203

		2,368

	Ireland — 2.0%
14	Shire plc	1,285

	Israel — 1.9%
18	Teva Pharmaceutical Industries Ltd., ADR	1,216

	Italy — 2.3%
378	Intesa Sanpaolo S.p.A.	1,457

	Japan — 12.5%
44	Japan Tobacco, Inc.	1,696
60	KDDI Corp.	1,516
45	Kubota Corp.	770
23	Makita Corp.	1,242
32	Sumitomo Mitsui Financial Group, Inc.	1,429
24	Tokyo Electron Ltd.	1,330

		7,983

	Netherlands — 5.5%
22	Akzo Nobel N.V.	1,600
111	ING Groep N.V., CVA	1,887

		3,487

	South Africa — 2.0%
9	Naspers Ltd., Class N	1,242

	South Korea — 2.8%
4	Samsung Electronics Co., Ltd., Reg. S, GDR	1,814

	Switzerland — 12.9%
8	Actelion Ltd. (a)	1,246
15	Cie Financiere Richemont S.A.	1,272
17	LafargeHolcim Ltd. (a)	1,214
12	Novartis AG	1,256
7	Roche Holding AG	1,926
57	UBS Group AG (a)	1,306

		8,220

	Taiwan — 1.0%
28	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	614

	United Kingdom — 17.7%
43	ARM Holdings plc	677
461	Barclays plc	2,080
952	Lloyds Banking Group plc	1,240
180	Meggitt plc	1,302
71	Prudential plc	1,663
70	Smith & Nephew plc	1,303
514	Vodafone Group plc	1,947
45	WPP plc	1,038

		11,250

	Total Common Stocks (Cost $60,885)	60,884

Short-Term Investment — 4.2%
	Investment Company — 4.2%
2,667	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $2,667)	2,667

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

VALUE($)
Total Investments — 99.9% (Cost $63,552)	63,551
Other Assets in Excess of Liabilities — 0.1%	73

NET ASSETS — 100.0%	$63,624

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	18.8%
Pharmaceuticals	11.2
Insurance	6.3
Wireless Telecommunication Services	5.4
Semiconductors & Semiconductor Equipment	4.1
Media	3.6
Internet Software & Services	3.4
Machinery	3.2
Diversified Telecommunication Services	3.1
Technology Hardware, Storage & Peripherals	2.9
Tobacco	2.7
Chemicals	2.5
Auto Components	2.1
Capital Markets	2.1
Health Care Equipment & Supplies	2.0
Aerospace & Defense	2.0
Textiles, Apparel & Luxury Goods	2.0
Electrical Equipment	2.0
Biotechnology	2.0
Real Estate Management & Development	1.9
Road & Rail	1.9
Construction Materials	1.9
Hotels, Restaurants & Leisure	1.9
Internet & Catalog Retail	1.8
Metals & Mining	1.8
Industrial Conglomerates	1.8
Oil, Gas & Consumable Fuels	1.4
Short-Term Investment	4.2

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $50,985,000 and 80.2%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,275
Aggregate gross unrealized depreciation	(2,276)

Net unrealized appreciation/depreciation	$(1)

Federal income tax cost of investments	$63,552

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$1,159	$—	$—	$1,159
Canada	3,555	—	—	3,555
China	2,145	1,167	—	3,312
France	—	7,010	—	7,010
Germany	1,170	1,351	—	2,521
Hong Kong	1,233	1,158	—	2,391
India	2,368	—	—	2,368
Ireland	—	1,285	—	1,285
Israel	1,216	—	—	1,216
Italy	—	1,457	—	1,457
Japan	—	7,983	—	7,983
Netherlands	—	3,487	—	3,487
South Africa	—	1,242	—	1,242
South Korea	1,814	—	—	1,814
Switzerland	—	8,220	—	8,220
Taiwan	614	—	—	614
United Kingdom	—	11,250	—	11,250

Total Common Stocks	15,274	45,610	—	60,884

Short-Term Investment
Investment Company	2,667	—	—	2,667

Total Investments in Securities	$17,941	$45,610	$—	$63,551

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
	Australia — 4.0%
1,722	Australia & New Zealand Banking Group Ltd.	41,065
1,216	BHP Billiton plc	22,338
4,403	Goodman Group	20,998
3,438	Oil Search Ltd.	18,703

		103,104

	Belgium — 1.1%
204	Solvay S.A.	27,310

	Brazil — 0.5%
1,541	Itau Unibanco Holding S.A. (Preference Shares), ADR	13,378

	China — 0.4%
15,131	Industrial & Commercial Bank of China Ltd., Class H	10,395

	Finland — 1.1%
1,573	UPM-Kymmene OYJ	29,060

	France — 13.0%
229	Airbus Group SE	16,289
1,891	AXA S.A.	49,794
761	BNP Paribas S.A.	49,506
230	Cap Gemini S.A.	21,964
1,260	Engie	24,166
156	Publicis Groupe S.A.	11,776
415	Renault S.A.	38,171
319	Societe Generale S.A.	15,654
198	Sodexo S.A.	18,420
330	Thales S.A.	22,287
1,301	TOTAL S.A.	64,198

		332,225

	Germany — 7.5%
273	Bayer AG	40,355
347	Brenntag AG	19,275
475	Daimler AG	42,448
734	Deutsche Bank AG	25,769
727	Deutsche Telekom AG	13,140
222	HeidelbergCement AG	16,896
1,428	Infineon Technologies AG	16,016
1,039	TUI AG	17,855

		191,754

	Hong Kong — 1.9%
2,451	Cheung Kong Property Holdings Ltd. (a)	20,425
1,869	CK Hutchison Holdings Ltd.	27,744

		48,169

	Ireland — 2.0%
322	Ryanair Holdings plc, ADR	23,873
300	Shire plc	26,672

		50,545

	Italy — 4.6%
8,369	Enel S.p.A.	39,328
8,129	Intesa Sanpaolo S.p.A.	31,297
23,063	Telecom Italia S.p.A. (a)	30,561
2,486	UniCredit S.p.A.	16,484

		117,670

	Japan — 23.1%
886	Dai-ichi Life Insurance Co., Ltd. (The)	18,005
314	Daikin Industries Ltd.	20,293
1,313	Daiwa House Industry Co., Ltd.	32,655
352	Dentsu, Inc.	19,909
3,315	Hitachi Ltd.	21,477
786	Japan Airlines Co., Ltd.	29,670
513	Japan Tobacco, Inc.	19,913
4,015	Kawasaki Heavy Industries Ltd.	17,598
1,227	Mitsubishi Corp.	26,473
11,175	Mitsubishi UFJ Financial Group, Inc.	81,320
1,166	Mitsui Fudosan Co., Ltd.	33,167
254	Mitsui OSK Lines Ltd.	762
1,313	Nippon Telegraph & Telephone Corp.	50,560
2,797	Nissan Motor Co., Ltd.	26,612
488	Seven & I Holdings Co., Ltd.	22,512
759	Sompo Japan Nipponkoa Holdings, Inc.	26,728
1,250	Sony Corp. (a)	35,427
635	Sumitomo Mitsui Financial Group, Inc.	28,644
1,195	Toyota Motor Corp.	79,541

		591,266

	Luxembourg — 1.0%
2,850	ArcelorMittal	25,723

	Netherlands — 3.6%
2,419	ING Groep N.V., CVA	41,140
7,685	Koninklijke KPN N.V.	30,363
670	NN Group N.V.	20,655

		92,158

	Norway — 1.8%
1,413	DNB ASA	23,038
6,225	Norsk Hydro ASA	23,216

		46,254

	Singapore — 1.1%
1,894	DBS Group Holdings Ltd.	27,888

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — 0.9%
24	Samsung Electronics Co., Ltd.	23,876

	Spain — 1.9%
11,199	Bankia S.A.	14,801
2,038	Repsol S.A.	34,258

		49,059

	Sweden — 1.5%
1,294	Electrolux AB, Series B	37,135

	Switzerland — 8.9%
1,090	Credit Suisse Group AG (a)	32,147
445	Nestle S.A.	33,649
588	Novartis AG	61,039
160	Roche Holding AG	46,176
477	Wolseley plc	31,680
70	Zurich Insurance Group AG (a)	21,446

		226,137

	United Kingdom — 16.9%
367	AstraZeneca plc	24,765
4,532	Aviva plc	36,849
1,369	BAE Systems plc	10,252
11,657	Barclays plc	52,568
2,380	BG Group plc	40,500
454	British American Tobacco plc	26,972
2,760	Dixons Carphone plc	19,637
567	InterContinental Hotels Group plc	23,806
26,197	Lloyds Banking Group plc	34,113
2,237	National Grid plc	29,772
1,849	Prudential plc	43,504
233	SABMiller plc	12,217
20,228	Vodafone Group plc	76,624

		431,579

	Total Common Stocks (Cost $2,244,100)	2,474,685

Preferred Stock — 0.6%
	Germany — 0.6%
192	Porsche Automobil Holding SE (Cost $20,568)	14,445

Short-Term Investment — 1.9%
	Investment Company — 1.9%
47,475	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $47,475)	47,475

	Total Investments — 99.3% (Cost $2,312,143)	2,536,605
	Other Assets in Excess of Liabilities — 0.7%	18,960

	NET ASSETS — 100.0%	$2,555,565

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	19.0%
Insurance	8.6
Automobiles	7.9
Pharmaceuticals	7.8
Oil, Gas & Consumable Fuels	6.2
Diversified Telecommunication Services	4.9
Real Estate Management & Development	3.4
Trading Companies & Distributors	3.1
Wireless Telecommunication Services	3.0
Household Durables	2.9
Metals & Mining	2.8
Hotels, Restaurants & Leisure	2.4
Capital Markets	2.3
Multi-Utilities	2.1
Airlines	2.1
Aerospace & Defense	1.9
Tobacco	1.8
Electric Utilities	1.6
Food Products	1.3
Media	1.2
Paper & Forest Products	1.1
Industrial Conglomerates	1.1
Chemicals	1.1
Others (each less than 1.0%)	8.5
Short-Term Investment	1.9

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT JULY 31, 2015		NET UNREALIZED APPRECIATION (DEPRECIATION)
11,930	CHF
11,438	for EUR	Union Bank of Switzerland AG	08/28/15	$12,566	#	$12,356	#	$(210)
16,667	GBP
22,876	for EUR	Deutsche Bank AG	08/28/15	25,131	#	26,023	#	892
1,488,662	JPY
11,511	for CHF	Credit Suisse International	08/28/15	11,921	#	12,014	#	93
111,103	AUD	Goldman Sachs International	08/28/15	86,185		81,092		(5,093)
11,062	AUD	Standard Chartered Bank	08/28/15	8,536		8,074		(462)
9,634	CHF	Barclays Bank plc	08/28/15	10,360		9,978		(382)
18,457	CHF	Credit Suisse International	08/28/15	19,688		19,116		(572)
7,113	CHF	Goldman Sachs International	08/28/15	7,389		7,367		(22)
47,827	DKK	BNP Paribas	08/28/15	7,008		7,042		34
58,100	DKK	Deutsche Bank AG	08/28/15	8,790		8,555		(235)
6,624	EUR	Barclays Bank plc	08/28/15	7,437		7,277		(160)
11,467	EUR	Credit Suisse International	08/28/15	12,687		12,598		(89)
14,680	EUR	Goldman Sachs International	08/28/15	16,329		16,128		(201)
9,319	EUR	Morgan Stanley	08/28/15	10,505		10,238		(267)
8,094	EUR	Royal Bank of Canada	08/28/15	8,851		8,892		41
5,284	EUR	Standard Chartered Bank	08/28/15	5,988		5,804		(184)
26,647	GBP	BNP Paribas	08/28/15	41,121		41,605		484
7,943	GBP	Goldman Sachs International	08/28/15	12,384		12,402		18
6,778	GBP	HSBC Bank, N.A.	08/28/15	10,649		10,584		(65)
241,204	HKD	Barclays Bank plc	08/28/15	31,110		31,113		3
81,800	HKD	Goldman Sachs International	08/28/15	10,552		10,552		— (h)
1,633,610	JPY	Goldman Sachs International	08/28/15	13,289		13,184		(105)
1,438,645	JPY	State Street Corp.	08/28/15	11,549		11,611		62
293,311	SEK	BNP Paribas	08/28/15	34,773		34,014		(759)
25,705	SGD	BNP Paribas	08/28/15	19,027		18,723		(304)
				$443,825		$436,342		$(7,483)

#	For cross-currency exchange contracts, the settlement value is the U.S. dollar market value at July 31, 2015 of the currency being sold, and the value at July 31, 2015 is the U.S. dollar market value of the currency being purchased.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
9,484	CHF	Australia and New Zealand Banking Group Limited	08/28/15	$10,077	$9,822	$255
7,869	CHF	BNP Paribas	08/28/15	8,585	8,151	434
6,392	CHF	Deutsche Bank AG	08/28/15	6,880	6,620	260
49,814	CHF	Goldman Sachs International	08/28/15	52,801	51,591	1,210
6,005	CHF	Royal Bank of Canada	08/28/15	6,302	6,219	83
6,254	EUR	Australia and New Zealand Banking Group Limited	08/28/15	6,864	6,871	(7)
5,384	EUR	BNP Paribas	08/28/15	6,136	5,915	221
6,117	EUR	Citibank, N.A.	08/28/15	6,803	6,721	82
100,654	EUR	Goldman Sachs International	08/28/15	110,302	110,576	(274)
6,586	EUR	HSBC Bank, N.A.	08/28/15	7,231	7,235	(4)
12,659	EUR	Merrill Lynch International	08/28/15	14,297	13,907	390
10,169	EUR	Royal Bank of Canada	08/28/15	11,258	11,171	87
5,358	GBP	Royal Bank of Canada	08/28/15	8,440	8,366	74
55,091	HKD	Standard Chartered Bank	08/28/15	7,108	7,107	1
62,244	HKD	State Street Corp.	08/28/15	8,028	8,029	(1)
947,880	JPY	BNP Paribas	08/28/15	7,738	7,650	88
1,961,978	JPY	Goldman Sachs International	08/28/15	15,880	15,834	46
4,799,124	JPY	Morgan Stanley	08/28/15	39,036	38,732	304
214,054	NOK	Goldman Sachs International	08/28/15	27,775	26,190	1,585
10,011	SGD	Societe Generale	08/28/15	7,408	7,292	116
				$368,949	$363,999	$4,950

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CHF	—	Swiss Franc
CVA	—	Dutch Certification
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than $1,000.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,451,879,000 and 96.6%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320,545
Aggregate gross unrealized depreciation	(96,083)

Net unrealized appreciation/depreciation	$224,462

Federal income tax cost of investments	$2,312,143

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$103,104	$—	$103,104
Belgium	—	27,310	—	27,310
Brazil	13,378	—	—	13,378
China	—	10,395	—	10,395
Finland	—	29,060	—	29,060
France	—	332,225	—	332,225
Germany	—	191,754	—	191,754
Hong Kong	20,425	27,744	—	48,169
Ireland	23,874	26,671	—	50,545
Italy	—	117,670	—	117,670
Japan	—	591,266	—	591,266
Luxembourg	—	25,723	—	25,723
Netherlands	—	92,158	—	92,158
Norway	—	46,254	—	46,254
Singapore	—	27,888	—	27,888
South Korea	—	23,876	—	23,876
Spain	—	49,059	—	49,059
Sweden	—	37,135	—	37,135
Switzerland	—	226,137	—	226,137
United Kingdom	—	431,579	—	431,579

Total Common Stocks	57,677	2,417,008	—	2,474,685

Preferred Stocks
Germany	—	14,445	—	14,445
Short-Term Investment
Investment Company	47,475	—	—	47,475

Total Investments in Securities	$105,152	$2,431,453	$—	$2,536,605

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,863	$—	$6,863

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(9,396)	$—	$(9,396)

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
	Australia — 5.6%
653	Goodman Group (m)	3,113
526	Oil Search Ltd.	2,863

		5,976

	Belgium — 3.9%
31	Solvay S.A.	4,108

	Finland — 4.1%
233	UPM-Kymmene OYJ	4,306

	France — 13.8%
34	Cap Gemini S.A.	3,255
61	Renault S.A.	5,620
29	Sodexo S.A.	2,675
47	Thales S.A.	3,153

		14,703

	Germany — 13.3%
51	Brenntag AG	2,839
70	Daimler AG	6,275
32	HeidelbergCement AG	2,428
150	TUI AG	2,571

		14,113

	Hong Kong — 2.8%
359	Cheung Kong Property Holdings Ltd. (a)	2,991

	Italy — 2.3%
368	UniCredit S.p.A.	2,443

	Japan — 31.4%
128	Dai-ichi Life Insurance Co., Ltd. (The)	2,602
45	Daikin Industries Ltd. (m)	2,915
195	Daiwa House Industry Co., Ltd.	4,838
53	Dentsu, Inc.	3,016
117	Japan Airlines Co., Ltd.	4,395
611	Kawasaki Heavy Industries Ltd.	2,678
182	Mitsubishi Corp.	3,925
173	Mitsui Fudosan Co., Ltd.	4,921
38	Mitsui OSK Lines Ltd.	114
112	Sompo Japan Nipponkoa Holdings, Inc.	3,960

		33,364

	Netherlands — 2.9%
102	NN Group N.V.	3,132

	Norway — 3.2%
210	DNB ASA	3,416

	South Korea — 3.4%
4	Samsung Electronics Co., Ltd. (m)	3,601

	Spain — 2.1%
1,660	Bankia S.A.	2,193
	Sweden — 5.1%
190	Electrolux AB, Series B (m)	5,463

	United Kingdom — 4.4%
409	Dixons Carphone plc	2,909
34	SABMiller plc	1,766

		4,675

	Total Common Stocks (Cost $97,304)	104,484

	Total Investments — 98.3% (Cost $97,304)	104,484
	Other Assets in Excess of Liabilities — 1.7%	1,761

	NET ASSETS — 100.0%	$106,245

Percentages indicated are based on net assets.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Real Estate Management & Development	12.2%
Automobiles	11.4
Insurance	9.3
Banks	7.7
Trading Companies & Distributors	6.5
Household Durables	5.2
Hotels, Restaurants & Leisure	5.0
Airlines	4.2
Paper & Forest Products	4.1
Chemicals	3.9
Technology Hardware, Storage & Peripherals	3.4
IT Services	3.1
Aerospace & Defense	3.0
Real Estate Investment Trusts (REITs)	3.0
Media	2.9
Building Products	2.8
Specialty Retail	2.8
Oil, Gas & Consumable Fuels	2.7
Machinery	2.6
Construction Materials	2.3
Beverages	1.7
Others (each less than 1.0%)	0.2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $104,484,000 and 100.0%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,440
Aggregate gross unrealized depreciation	(3,260)

Net unrealized appreciation/depreciation	$7,180

Federal income tax cost of investments	$97,304

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOIs”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,991	101,493	—	$104,484

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.4%
	Belgium — 4.3%
78	Anheuser-Busch InBev N.V.	9,267
256	KBC Groep N.V.	17,880
54	Ontex Group N.V.	1,630
147	Proximus	5,543
227	Umicore S.A.	9,919

		44,239

	Denmark — 7.7%
295	ISS A/S	10,178
496	Novo Nordisk A/S, Class B	29,290
158	Pandora A/S	17,837
408	Vestas Wind Systems A/S	22,290

		79,595

	France — 14.0%
662	AXA S.A.	17,427
274	BNP Paribas S.A.	17,848
187	Cap Gemini S.A.	17,824
5	Dassault Aviation S.A.	7,147
643	Peugeot S.A. (a)	12,859
139	Publicis Groupe S.A.	10,507
103	Renault S.A.	9,502
178	Safran S.A.	13,464
206	Sanofi	22,223
243	Vinci S.A.	15,605

		144,406

	Germany — 13.0%
61	Allianz SE	9,991
65	Continental AG	14,616
161	Dialog Semiconductor plc (a)	8,015
245	Evonik Industries AG	9,832
64	Hannover Rueck SE	6,766
115	HeidelbergCement AG	8,769
84	Lanxess AG	4,870
87	Merck KGaA	8,818
52	Muenchener Rueckversicherungs-Gesellschaft AG	9,514
564	Nordex SE (a)	16,072
255	OSRAM Licht AG	14,473
151	Siemens AG	16,207
87	Symrise AG	5,753

		133,696

	Ireland — 5.0%
37,041	Bank of Ireland (a)	15,557
252	Ryanair Holdings plc, ADR	18,702
186	Shire plc	16,573

		50,832

SHARES	SECURITY DESCRIPTION	VALUE($)
	Italy — 3.1%
463	Azimut Holding S.p.A.	11,570
2,113	Enel S.p.A.	9,928
2,730	Intesa Sanpaolo S.p.A.	10,511

		32,009

	Luxembourg — 0.8%
219	APERAM S.A. (a)	8,072

	Netherlands — 5.1%
1,511	ING Groep N.V., CVA	25,702
654	Koninklijke Ahold N.V.	13,021
2,037	PostNL N.V. (a)	8,720
79	Randstad Holding N.V.	5,386

		52,829

	Spain — 2.3%
751	Endesa S.A.	15,768
516	Gamesa Corp. Tecnologica S.A.	8,165

		23,933

	Switzerland — 9.0%
202	Adecco S.A. (a)	16,833
671	Logitech International S.A.	9,656
77	Lonza Group AG (a)	11,195
184	Novartis AG	19,101
59	SFS Group AG (a)	4,183
26	Swiss Life Holding AG (a)	6,201
1,103	UBS Group AG (a)	25,360

		92,529

	United Kingdom — 30.1%
229	Ashtead Group plc	3,509
2,115	Auto Trader Group plc (a) (e)	11,159
1,582	Aviva plc	12,867
1,211	Barratt Developments plc (m)	11,985
2,280	BP plc (m)	14,047
150	British American Tobacco plc	8,917
3,842	BT Group plc	27,808
289	easyJet plc	7,427
392	Imperial Tobacco Group plc	20,564
1,813	International Consolidated Airlines Group S.A. (a)	15,087
2,830	ITV plc	12,383
1,156	Land Securities Group plc (m)	23,422
1,261	Legal & General Group plc	5,127
14,931	Lloyds Banking Group plc	19,443

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
97	Next plc	12,141
345	Persimmon plc (a)	11,017
660	Prudential plc (m)	15,520
217	Reckitt Benckiser Group plc	20,816
565	RELX plc	9,844
452	Rio Tinto plc	17,468
4,302	Taylor Wimpey plc	13,039
361	Unilever N.V., CVA	16,165

		309,755

	Total Common Stock (Cost $902,014)	971,895

Preferred Stock — 1.3%
	Germany — 1.3%
117	Henkel AG & Co. KGaA (Cost $12,161)	13,816

Short-Term Investment — 4.7%
	Investment Company — 4.7%
48,736	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $48,736)	48,736

	Total Investments — 100.4% (Cost $962,911)	1,034,447
	Liabilities in Excess of Other Assets — (0.4)% (c)	(4,351)

	NET ASSETS — 100.0%	$1,030,096

Percentages indicated are based on net assets.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	10.3%
Pharmaceuticals	9.3
Insurance	8.1
Electrical Equipment	5.9
Airlines	4.0
Capital Markets	3.6
Household Durables	3.5
Household Products	3.3
Diversified Telecommunication Services	3.2
Media	3.2
Chemicals	2.9
Tobacco	2.8
Electric Utilities	2.5
Metals & Mining	2.5
Real Estate Investment Trusts (REITs)	2.3
Automobiles	2.2
Professional Services	2.1
Aerospace & Defense	2.0
Textiles, Apparel & Luxury Goods	1.7
IT Services	1.7
Personal Products	1.7
Industrial Conglomerates	1.6
Construction & Engineering	1.5
Auto Components	1.4
Oil, Gas & Consumable Fuels	1.4
Food & Staples Retailing	1.3
Multiline Retail	1.2
Life Sciences Tools & Services	1.1
Internet Software & Services	1.1
Commercial Services & Supplies	1.0
Others (each less than 1.0%)	4.9
Short-Term Investment	4.7

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
488	Euro STOXX 50 Index	09/18/15	EUR	$19,283	$(36)
91	FTSE 100 Index	09/18/15	GBP	9,456	50

					$14

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EUR	—	EURO
GBP	—	British Pound
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $967,008,000 and 93.5%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,199
Aggregate gross unrealized depreciation	(17,663)

Net unrealized appreciation/depreciation	$71,536

Federal income tax cost of investments	$962,911

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$11,549	$32,690	$—	$44,239
Denmark	—	79,595	—	79,595
France	—	144,406	—	144,406
Germany	—	133,696	—	133,696
Ireland	18,702	32,130	—	50,832
Italy	—	32,009	—	32,009
Luxembourg	—	8,072	—	8,072
Netherlands	—	52,829	—	52,829
Spain	—	23,933	—	23,933
Switzerland	—	92,529	—	92,529
United Kingdom	23,422	286,333	—	309,755

Total Common Stocks	53,673	918,222	—	971,895

Preferred Stocks
Germany	—	13,816	—	13,816
Short-Term Investment
Investment Company	48,736	—	—	48,736

Total Investments in Securities	$102,409	$932,038	$—	$1,034,447

Appreciation in Other Financial Instruments
Futures Contracts	$50	$—	$—	$50

Depreciation in Other Financial Instruments
Futures Contracts	$(36)	$—	$—	$(36)

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
	Australia — 5.8%
1,389	Asciano Ltd.	8,247
601	Australia & New Zealand Banking Group Ltd.	14,343
666	Bank of Queensland Ltd.	6,678
630	Bendigo & Adelaide Bank Ltd.	6,041
882	BHP Billiton Ltd.	17,025
1,818	Echo Entertainment Group Ltd.	6,657
8,234	Fairfax Media Ltd.	5,105
1,776	GPT Group (The) (m)	5,968
1,925	Harvey Norman Holdings Ltd.	6,260
615	Lend Lease Group	6,990
133	Macquarie Group Ltd.	7,977
701	Newcrest Mining Ltd. (a) (m)	5,797
3,300	South32 Ltd. (a)	4,306
936	Westfield Corp. (m)	6,847
325	Westpac Banking Corp.	8,266
292	Woodside Petroleum Ltd.	7,597

		124,104

	Austria — 0.2%
112	ams AG	4,842

	Belgium — 2.0%
191	Anheuser-Busch InBev N.V.	22,861
227	bpost S.A.	6,420
84	Delhaize Group	7,596
166	Proximus	6,262

		43,139

	China — 0.3%
7,595	China Construction Bank Corp., Class H	6,196

	Denmark — 2.5%
4	AP Moeller—Maersk A/S, Class B	6,465
274	Danske Bank A/S (m)	8,557
383	Novo Nordisk A/S, Class B	22,606
76	Pandora A/S	8,562
140	Vestas Wind Systems A/S	7,622

		53,812

	Finland — 0.9%
646	Stora Enso OYJ, Class R	6,085
227	Tieto OYJ	5,805
382	UPM-Kymmene OYJ	7,056

		18,946

	France — 10.2%
590	Altran Technologies S.A.	6,966
556	AXA S.A.	14,653
249	BNP Paribas S.A.	16,209
96	Cap Gemini S.A.	9,218
573	Credit Agricole S.A.	9,018
478	Engie	9,159
118	Faurecia	4,539
67	Gaztransport Et Technigaz S.A.	4,063
65	LVMH Moet Hennessy Louis Vuitton SE	12,086
989	Natixis S.A.	7,255
529	Orange S.A.	8,706
75	Pernod-Ricard S.A.	8,951
104	Publicis Groupe S.A.	7,882
74	Renault S.A.	6,788
123	Safran S.A.	9,275
265	Sanofi	28,548
204	Societe Generale S.A.	9,997
1,051	Technicolor S.A.	8,311
107	Teleperformance	7,913
466	TOTAL S.A.	22,979
47	Valeo S.A.	6,330

		218,846

	Germany — 7.7%
111	Allianz SE	18,110
110	Aurubis AG	6,573
179	Bayer AG	26,497
85	Bayerische Motoren Werke AG	8,489
36	Continental AG	8,050
214	Daimler AG	19,141
194	Evonik Industries AG	7,783
233	Freenet AG	8,006
99	Fresenius Medical Care AG & Co. KGaA	8,116
129	Fresenius SE & Co. KGaA	8,899
76	Hannover Rueck SE	8,069
100	HeidelbergCement AG	7,624
53	KUKA AG	4,567
82	Merck KGaA	8,363
134	OSRAM Licht AG	7,610
159	ProSiebenSat.1 Media SE	8,110

		164,007

	Hong Kong — 2.3%
1,259	BOC Hong Kong Holdings Ltd.	5,071
902	Cheung Kong Infrastructure Holdings Ltd.	7,844
894	Cheung Kong Property Holdings Ltd. (a)	7,446
1,464	China Overseas Land & Investment Ltd.	4,610
848	CK Hutchison Holdings Ltd.	12,580

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Hong Kong — continued
3,984	New World Development Co., Ltd.	4,811
568	Swire Pacific Ltd., Class A	7,274

		49,636

	India — 0.3%
108	HDFC Bank Ltd., ADR	6,769

	Ireland — 1.9%
95	DCC plc	7,502
1,007	Greencore Group plc	4,976
105	Ryanair Holdings plc, ADR	7,809
151	Shire plc	13,431
98	Smurfit Kappa Group plc	2,939
160	Smurfit Kappa Group plc	4,825

		41,482

	Israel — 0.7%
220	Teva Pharmaceutical Industries Ltd., ADR	15,164

	Italy — 1.7%
1,712	Enel S.p.A.	8,045
3,231	Intesa Sanpaolo S.p.A.	12,441
695	Mediobanca S.p.A.	7,576
6,392	Telecom Italia S.p.A. (a)	8,470

		36,532

	Japan — 21.3%
214	Asahi Group Holdings Ltd.	7,159
775	Asahi Kasei Corp.	5,887
572	Astellas Pharma, Inc.	8,614
1,207	Bank of Yokohama Ltd. (The) (m)	7,669
235	Bridgestone Corp.	8,851
328	Canon, Inc.	10,494
386	Casio Computer Co., Ltd. (m)	7,681
757	Citizen Holdings Co., Ltd.	5,049
574	Daicel Corp.	7,775
65	Disco Corp.	5,053
174	FamilyMart Co., Ltd. (m)	8,399
1,452	Fuji Electric Co., Ltd.	6,003
144	Fuji Heavy Industries Ltd.	5,309
207	FUJIFILM Holdings Corp.	8,201
1,263	Fukuoka Financial Group, Inc.	6,491
346	Hitachi Chemical Co., Ltd.	6,111
590	ITOCHU Corp.	7,220
263	Japan Aviation Electronics Industry Ltd.	5,847
306	Japan Tobacco, Inc. (m)	11,893
296	JFE Holdings, Inc.	5,543
1,391	Kawasaki Heavy Industries Ltd.	6,097
474	KDDI Corp.	12,028
3,355	Kobe Steel Ltd.	5,189
92	Kose Corp.	8,929
54	MEIJI Holdings Co., Ltd.	7,727
244	Minebea Co., Ltd.	3,816
445	Mitsubishi Corp.	9,599
613	Mitsubishi Electric Corp.	6,584
3,044	Mitsubishi UFJ Financial Group, Inc.	22,149
376	NH Foods Ltd.	9,139
302	Nippon Telegraph & Telephone Corp.	11,612
979	Nissan Motor Co., Ltd.	9,310
86	Nitori Holdings Co., Ltd.	7,710
97	Nitto Denko Corp.	7,371
597	ORIX Corp.	8,921
99	Rohm Co., Ltd.	5,695
584	Sekisui Chemical Co., Ltd.	6,479
512	Sekisui House Ltd.	7,610
120	Shionogi & Co., Ltd.	4,789
197	Sompo Japan Nipponkoa Holdings, Inc.	6,927
338	Sony Corp. (a)	9,578
434	Sumitomo Electric Industries Ltd.	6,474
1,202	Sumitomo Heavy Industries Ltd.	6,067
354	Sumitomo Mitsui Financial Group, Inc.	15,968
1,892	Sumitomo Mitsui Trust Holdings, Inc.	8,788
472	T&D Holdings, Inc.	7,191
1,380	Taisei Corp.	8,110
53	TDK Corp.	3,720
577	Tohoku Electric Power Co., Inc.	8,458
238	Tokio Marine Holdings, Inc.	9,924
530	Toyota Motor Corp.	35,266
117	West Japan Railway Co.	8,361
370	Yamaha Corp.	8,704
324	Yamaha Motor Co., Ltd.	7,346

		456,885

	Luxembourg — 0.3%
179	APERAM S.A. (a)	6,587

	Netherlands — 4.0%
1,123	Aegon N.V.	8,638
99	Heineken N.V.	7,773
959	ING Groep N.V., CVA	16,305
211	Koninklijke Ahold N.V.	4,193
233	NN Group N.V.	7,175
70	Randstad Holding N.V.	4,758
1,247	Royal Dutch Shell plc, Class B	36,103

		84,945

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Norway — 0.7%
444	DNB ASA	7,241
139	Yara International ASA	6,919

		14,160

	Portugal — 0.3%
1,623	EDP—Energias de Portugal S.A.	6,002

	Singapore — 0.4%
607	DBS Group Holdings Ltd.	8,932

	South Africa — 0.4%
845	Investec plc	7,711

	South Korea — 0.3%
6	Samsung Electronics Co., Ltd. (m)	6,146

	Spain — 3.0%
1,430	Banco Santander S.A.	9,888
331	Ferrovial S.A.	8,049
321	Gas Natural SDG S.A.	6,969
1,441	Iberdrola S.A.	10,163
2,038	Mapfre S.A.	6,559
500	Repsol S.A.	8,402
105	Tecnicas Reunidas S.A.	5,350
547	Telefonica S.A.	8,388

		63,768

	Sweden — 2.4%
301	Boliden AB	5,554
381	Castellum AB	5,432
538	Securitas AB, Class B	7,720
321	Svenska Cellulosa AB S.C.A., Class B (m)	9,140
397	Svenska Handelsbanken AB, Class A	6,070
283	Swedbank AB, Class A	6,618
355	Trelleborg AB, Class B	6,130
400	Volvo AB, Class B	4,742

		51,406

	Switzerland — 8.9%
52	Actelion Ltd. (a)	7,727
101	Adecco S.A. (a)	8,426
10	Georg Fischer AG (m)	6,609
52	Lonza Group AG (a)	7,577
380	Nestle S.A.	28,783
427	Novartis AG	44,329
126	Roche Holding AG	36,416
20	Straumann Holding AG	5,969
26	Swiss Life Holding AG (a)	6,222
99	Swiss Re AG	8,876
828	UBS Group AG (a)	19,027
34	Zurich Insurance Group AG (a)	10,310

		190,271

	United Kingdom — 17.9%
879	3i Group plc	7,582
269	Ashtead Group plc	4,128
239	AstraZeneca plc (m)	16,116
1,028	Aviva plc	8,361
3,667	Barclays plc	16,537
801	Barratt Developments plc (m)	7,932
1,935	Booker Group plc	5,402
3,850	BP plc (m)	23,716
416	British American Tobacco plc	24,688
606	British Land Co. plc (The) (m)	7,951
2,082	BT Group plc	15,065
1,142	Carillion plc	6,166
1,418	Direct Line Insurance Group plc	8,091
1,072	Dixons Carphone plc	7,630
142	Hikma Pharmaceuticals plc	5,301
2,156	HSBC Holdings plc	19,470
268	Imperial Tobacco Group plc	14,074
1,488	Indivior plc (a)	6,130
1,986	ITV plc	8,688
578	John Wood Group plc	5,625
12,064	Lloyds Banking Group plc	15,711
925	Marks & Spencer Group plc	7,850
422	Northgate plc	3,610
249	Persimmon plc (a)	7,945
497	Playtech plc	7,033
657	Prudential plc (m)	15,461
156	Reckitt Benckiser Group plc (m)	14,993
386	Rio Tinto plc	14,913
2,750	Taylor Wimpey plc	8,335
244	Travis Perkins plc	8,549
607	UBM plc	5,030
475	Unilever N.V., CVA	21,272
6,153	Vodafone Group plc	23,307
416	WPP plc	9,549

		382,211

	United States — 0.4%
145	Carnival plc	8,028

	Total Common Stocks (Cost $1,904,071)	2,070,527

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — 0.8%
	Germany — 0.8%
74	Henkel AG & Co. KGaA	8,827
41	Volkswagen AG	8,281

		17,108

	Total Preferred Stocks (Cost $15,879)	17,108

Short-Term Investment — 2.3%
	Investment Company — 2.3%
48,536	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $48,536)	48,536

	Total Investments — 99.9% (Cost $1,968,486)	2,136,171
	Other Assets in Excess of Liabilities — 0.1%	3,010

	NET ASSETS — 100.0%	$2,139,181

Percentages indicated are based on net assets.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.3%
Pharmaceuticals	11.1
Insurance	6.8
Oil, Gas & Consumable Fuels	4.8
Automobiles	4.7
Metals & Mining	3.3
Diversified Telecommunication Services	2.7
Household Durables	2.6
Media	2.5
Tobacco	2.4
Food Products	2.4
Capital Markets	2.3
Beverages	2.2
Wireless Telecommunication Services	2.0
Chemicals	2.0
Electric Utilities	1.9
Machinery	1.8
Real Estate Management & Development	1.7
Auto Components	1.6
Household Products	1.5
Personal Products	1.4
Trading Companies & Distributors	1.4
Electrical Equipment	1.3
Food & Staples Retailing	1.2
Technology Hardware, Storage & Peripherals	1.2
Construction & Engineering	1.0
IT Services	1.0
Professional Services	1.0
Real Estate Investment Trusts (REITs)	1.0
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	12.6
Short-Term Investment	2.3

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are approximately $2,057,893,000 and 96.3%, respectively.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$242,711
Aggregate gross unrealized depreciation	(75,026)

Net unrealized appreciation/depreciation	$167,685

Federal income tax cost of investments	$1,968,486

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$4,306	$119,798	$—	$124,104
Austria	—	4,842	—	4,842
Belgium	—	43,139	—	43,139
China	—	6,196	—	6,196
Denmark	—	53,812	—	53,812
Finland	—	18,946	—	18,946
France	18,942	199,904	—	218,846
Germany	—	164,007	—	164,007
Hong Kong	7,446	42,190	—	49,636
India	6,769	—	—	6,769
Ireland	12,785	28,697	—	41,482
Israel	15,164	—	—	15,164
Italy	—	36,532	—	36,532
Japan	—	456,885	—	456,885
Luxembourg	—	6,587	—	6,587
Netherlands	—	84,945	—	84,945
Norway	—	14,160	—	14,160
Portugal	—	6,002	—	6,002
Singapore	—	8,932	—	8,932
South Africa	—	7,711	—	7,711
South Korea	—	6,146	—	6,146
Spain	—	63,768	—	63,768
Sweden	—	51,406	—	51,406
Switzerland	—	190,271	—	190,271
United Kingdom	6,130	376,081	—	382,211
United States	—	8,028	—	8,028

Total Common Stocks	71,542	1,998,985	—	2,070,527

Preferred Stocks
Germany	—	17,108	—	17,108
Short-Term Investment
Investment Company	48,536	—	—	48,536

Total Investments in Securities	$120,078	$2,016,093	$—	$2,136,171

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 91.2%
	Argentina — 0.6%
18	YPF S.A., ADR	424

	Bermuda — 0.4%
34	Wilson Sons Ltd., BDR	312

	Brazil — 46.5%
756	AMBEV S.A., ADR	4,295
87	Arezzo Industria e Comercio S.A.	547
461	Banco Bradesco S.A., ADR	3,661
199	BB Seguridade Participacoes S.A.	1,875
427	BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	1,298
114	CCR S.A.	508
190	Embraer S.A.	1,322
161	Estacio Participacoes S.A.	663
105	Ez Tec Empreendimentos e Participacoes S.A.	420
65	Iochpe-Maxion S.A.	230
574	Itau Unibanco Holding S.A. (Preference Shares), ADR	4,978
65	Linx S.A. (a)	953
102	Localiza Rent a Car S.A.	839
64	Lojas Renner S.A.	2,022
131	LPS Brasil Consultoria de Imoveis S.A.	191
70	Multiplan Empreendimentos Imobiliarios S.A.	943
39	Multiplus S.A.	474
266	Odontoprev S.A.	863
62	Qualicorp S.A.	364
134	Raia Drogasil S.A. (a)	1,698
113	Souza Cruz S.A. (m)	803
62	TOTVS S.A.	632
70	Tractebel Energia S.A.	727
69	Transmissora Alianca de Energia Eletrica S.A.	417
63	Ultrapar Participacoes S.A.	1,299
84	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1,223
326	WEG S.A.	1,778

		35,023

	Chile — 2.9%
16,319	Banco Santander Chile	822
211	S.A.C.I. Falabella	1,372

		2,194

	Luxembourg — 1.1%
25	Globant S.A. (a)	795

	Mexico — 28.9%
471	Alfa S.A.B. de C.V., Class A	935
82	America Movil S.A.B. de C.V., Class L, ADR	1,593
699	Bolsa Mexicana de Valores S.A.B. de C.V.	1,255
177	Cemex S.A.B. de C.V., ADR (a)	1,501
491	Concentradora Fibra Hotelera Mexicana S.A. de C.V. (m)	530
585	Corp. Inmobiliaria Vesta S.A.B. de C.V.	984
320	Fibra Uno Administracion S.A. de C.V. (m)	768
31	Fomento Economico Mexicano S.A.B. de C.V., ADR	2,773
1,174	Gentera S.A.B. de C.V.	2,020
103	Gruma S.A.B. de C.V., Class B (m)	1,352
195	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (a)	1,085
95	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (a)	749
13	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR	1,903
136	Grupo Financiero Banorte S.A.B. de C.V., Class O	714
294	Infraestructura Energetica Nova S.A.B. de C.V. (a)	1,436
59	Mexichem S.A.B. de C.V.	171
147	Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	1,690
182	Qualitas Controladora S.A.B. de C.V. (a)	310

		21,769

	Panama — 2.2%
22	Copa Holdings S.A., Class A	1,645

	Peru — 5.4%
22	Credicorp Ltd. (m)	2,936
45	Grana y Montero S.A., ADR	263
29	Intercorp Financial Services, Inc., Series INC	828

		4,027

	Spain — 1.0%
176	Cemex Latam Holdings S.A. (a)	772

	United States — 2.2%
41	First Cash Financial Services, Inc. (a)	1,677

	Total Common Stocks (Cost $77,429)	68,638

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — 6.5%
	Brazil — 6.5%
165	Alpargatas S.A.	375
146	Banco do Estado do Rio Grande do Sul S.A., Class B	420
186	Cia Energetica de Minas Gerais	510
749	Itausa - Investimentos Itau S.A.	1,820
336	Marcopolo S.A.	225
313	Suzano Papel e Celulose S.A.	1,527

	Total Preferred Stocks (Cost $8,218)	4,877

Short-Term Investment — 2.3%
	Investment Company — 2.3%
1,744	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (m) (Cost $1,744)	1,744
	Total Investments — 100.0% (Cost $87,391)	75,259
	Other Assets in Excess of Liabilities — 0.0% (g)	24

	NET ASSETS — 100.0%	$75,283

Percentages indicated are based on net assets.

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2015

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	21.5%
Beverages	9.4
Transportation Infrastructure	6.1
Consumer Finance	4.9
Multiline Retail	4.5
Diversified Financial Services	3.4
Software	3.2
Construction Materials	3.0
Machinery	3.0
Insurance	2.9
Real Estate Management & Development	2.8
Construction & Engineering	2.6
Oil, Gas & Consumable Fuels	2.3
Food & Staples Retailing	2.3
Airlines	2.2
Wireless Telecommunication Services	2.1
Paper & Forest Products	2.0
Gas Utilities	1.9
Food Products	1.8
Aerospace & Defense	1.8
Real Estate Investment Trusts (REITs)	1.7
Health Care Providers & Services	1.6
Commercial Services & Supplies	1.6
Industrial Conglomerates	1.2
Electric Utilities	1.2
Textiles, Apparel & Luxury Goods	1.2
Road & Rail	1.1
Tobacco	1.1
Independent Power & Renewable Electricity Producers	1.0
Others (each less than 1.0%)	2.3
Short-Term Investment	2.3

JPMorgan Latin America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
BDR	—	Brazilian Depositary Receipt

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,039
Aggregate gross unrealized depreciation	(19,171)

Net unrealized appreciation/depreciation	$(12,132)

Federal income tax cost of investments	$87,391

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$75,259	$—	$—	$75,259

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 106.1% (j)
Common Stocks — 69.5%
	Consumer Discretionary — 31.4%
	Hotels, Restaurants & Leisure — 8.5%
46,873	Hilton Worldwide Holdings, Inc. (a)	1,258,540
26,408	Marriott International, Inc., Class A	1,917,485
59,066	Penn National Gaming, Inc. (a)	1,126,979
11,413	Royal Caribbean Cruises Ltd.	1,025,458

		5,328,462

	Household Durables — 8.8%
5,589	Garmin Ltd., (Switzerland)	234,235
22,176	Jarden Corp. (a)	1,219,680
19,990	Mohawk Industries, Inc. (a)	4,029,784

		5,483,699

	Internet & Catalog Retail — 1.5%
1,695	Amazon.com, Inc. (a)	908,774

	Media — 8.8%
3,674	Charter Communications, Inc., Class A (a)	682,850
13,563	DISH Network Corp., Class A (a)	876,306
22,769	Liberty Media Corp., Class A (a)	860,668
235,140	Sirius XM Holdings, Inc. (a)	931,154
7,002	Time Warner Cable, Inc.	1,330,450
7,039	Walt Disney Co. (The)	844,680

		5,526,108

	Multiline Retail — 2.0%
16,155	Dollar Tree, Inc. (a)	1,260,575

	Specialty Retail — 1.8%
9,484	Signet Jewelers Ltd., (Bermuda)	1,149,651

	Total Consumer Discretionary	19,657,269

	Consumer Staples — 10.2%
	Beverages — 4.4%
4,991	Anheuser-Busch InBev N.V., (Belgium), ADR	596,674
8,922	Brown-Forman Corp., Class B	967,234
28,528	Coca-Cola Co. (The)	1,171,930

		2,735,838

	Tobacco — 5.8%
42,433	Reynolds American, Inc.	3,640,327

	Total Consumer Staples	6,376,165

	Industrials — 9.7%
	Aerospace & Defense — 4.9%
20,788	Honeywell International, Inc.	2,183,779
8,300	Raytheon Co.	905,447

		3,089,226

	Industrial Conglomerates — 3.2%
77,623	General Electric Co.	2,025,960

SHARES	SECURITY DESCRIPTION	VALUE($)
	Professional Services — 1.6%
11,126	ManpowerGroup, Inc.	1,006,681

	Total Industrials	6,121,867

	Information Technology — 14.7%
	Internet Software & Services — 2.9%
2,759	Google, Inc., Class A (a)	1,814,042

	IT Services — 11.3%
14,129	Alliance Data Systems Corp. (a)	3,886,040
27,378	Fiserv, Inc. (a)	2,378,053
10,731	Visa, Inc., Class A	808,474

		7,072,567

	Software — 0.5%
5,706	Mobileye N.V., (Israel) (a)	342,931

	Total Information Technology	9,229,540

	Materials — 3.5%
	Chemicals — 1.2%
6,464	Ecolab, Inc.	748,596

	Containers & Packaging — 2.3%
26,631	Sealed Air Corp.	1,415,970

	Total Materials	2,164,566

	Total Common Stocks (Cost $40,867,612)	43,549,407

NUMBER OF CONTRACTS
Options Purchased — 0.1%
	Call Option Purchased — 0.1%
737	Coca-Cola Co. (The), Expiring 01/20/17 at 50.00 USD, American Style (a) (Cost $33,615)	32,428

SHARES
Short-Term Investment — 36.5%
	Investment Company — 36.5%
22,870,451	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060%, (b) (l) (Cost $22,870,451)	22,870,451

	Total Investments — 106.1% (Cost $63,771,678)	66,452,286
	Liabilities in Excess of Other Assets — (6.1)%	(3,808,572)

	NET ASSETS — 100.0%	$62,643,714

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — 26.9%
Common Stocks — 26.9%
	Consumer Discretionary — 5.5%
	Auto Components — 0.6%
1,459	Autoliv, Inc., (Sweden)	153,487
2,074	BorgWarner, Inc.	103,099
1,202	Lear Corp.	125,092

		381,678

	Automobiles — 0.4%
4,128	Harley-Davidson, Inc.	240,662

	Hotels, Restaurants & Leisure — 1.8%
2,413	Darden Restaurants, Inc.	177,983
1,522	McDonald’s Corp.	151,987
10,299	Starwood Hotels & Resorts Worldwide, Inc.	818,358

		1,148,328

	Media — 1.5%
1,646	AMC Networks, Inc., Class A (a)	138,626
4,171	Discovery Communications, Inc., Class A (a)	137,727
7,067	Interpublic Group of Cos., Inc. (The)	150,527
1,858	Omnicom Group, Inc.	135,783
4,147	Scripps Networks Interactive, Inc., Class A	259,519
1,742	Viacom, Inc., Class B	99,294

		921,476

	Multiline Retail — 0.5%
1,819	Kohl’s Corp.	111,541
2,339	Target Corp.	191,447

		302,988

	Specialty Retail — 0.2%
1,952	Bed Bath & Beyond, Inc. (a)	127,329

	Textiles, Apparel & Luxury Goods — 0.5%
4,686	Coach, Inc.	146,203
1,592	Under Armour, Inc., Class A (a)	158,134

		304,337

	Total Consumer Discretionary	3,426,798

	Consumer Staples — 2.0%
	Food & Staples Retailing — 0.8%
3,964	Sysco Corp.	143,933
1,788	Wal-Mart Stores, Inc.	128,700
6,170	Whole Foods Market, Inc.	224,588

		497,221

	Food Products — 0.9%
2,914	Kellogg Co.	192,819
4,518	Mead Johnson Nutrition Co.	399,346

		592,165

SHARES	SECURITY DESCRIPTION	VALUE($)
	Household Products — 0.3%
1,763	Church & Dwight Co., Inc.	152,200

	Total Consumer Staples	1,241,586

	Energy — 1.3%
	Energy Equipment & Services — 0.4%
3,062	Cameron International Corp. (a)	154,509
3,312	FMC Technologies, Inc. (a)	108,501

		263,010

	Oil, Gas & Consumable Fuels — 0.9%
1,736	Hess Corp.	102,441
4,457	Kinder Morgan, Inc.	154,390
2,853	Noble Energy, Inc.	100,511
6,185	QEP Resources, Inc.	85,848
3,525	Spectra Energy Corp.	106,667

		549,857

	Total Energy	812,867

	Financials — 5.2%
	Banks — 1.4%
7,365	Associated Banc-Corp.	145,164
5,889	Citizens Financial Group, Inc.	153,526
10,233	First Horizon National Corp.	162,193
9,428	People’s United Financial, Inc.	153,394
1,454	PNC Financial Services Group, Inc. (The)	142,754
3,014	U.S. Bancorp	136,263

		893,294

	Capital Markets — 0.4%
2,413	Franklin Resources, Inc.	109,912
1,973	Northern Trust Corp.	150,915

		260,827

	Consumer Finance — 0.8%
6,689	American Express Co.	508,765

	Insurance — 1.5%
2,020	Allstate Corp. (The)	139,279
2,017	Arch Capital Group Ltd., (Bermuda) (a)	143,933
2,326	Lincoln National Corp.	131,000
5,646	Progressive Corp. (The)	172,203
2,680	Torchmark Corp.	165,115
2,921	W.R. Berkley Corp.	162,758

		914,288

	Real Estate Investment Trusts (REITs) — 1.1%
1,996	Digital Realty Trust, Inc.	128,283
987	Federal Realty Investment Trust	135,012
1,942	Health Care REIT, Inc.	134,716
4,648	UDR, Inc.	157,149

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Real Estate Investment Trusts (REITs) — continued
2,009	Ventas, Inc.	134,784

		689,944

	Total Financials	3,267,118

	Health Care — 1.8%
	Biotechnology — 0.7%
2,188	Alkermes plc, (Ireland) (a)	153,204
893	Amgen, Inc.	157,695
2,617	Isis Pharmaceuticals, Inc. (a)	143,752

		454,651

	Health Care Equipment & Supplies — 0.4%
2,065	Baxter International, Inc.	82,765
1,754	Medtronic plc, (Ireland)	137,496

		220,261

	Health Care Providers & Services — 0.4%
1,301	AmerisourceBergen Corp.	137,581
1,671	Cardinal Health, Inc.	142,001

		279,582

	Pharmaceuticals — 0.3%
2,506	AbbVie, Inc.	175,445

	Total Health Care	1,129,939

	Industrials — 6.3%
	Construction & Engineering — 0.8%
10,705	Fluor Corp.	500,459

	Electrical Equipment — 1.4%
16,884	Emerson Electric Co.	873,747

	Machinery — 3.8%
3,953	Caterpillar, Inc.	310,824
3,249	Donaldson Co., Inc.	109,167
3,678	Dover Corp.	235,650
4,169	Flowserve Corp.	195,901
1,509	Illinois Tool Works, Inc.	135,010
4,885	Joy Global, Inc.	129,013
4,352	PACCAR, Inc.	282,184
7,591	Parker-Hannifin Corp.	855,885
2,235	Pentair plc, (United Kingdom)	135,910

		2,389,544

	Trading Companies & Distributors — 0.3%
3,898	Fastenal Co.	163,170

	Total Industrials	3,926,920

	Information Technology — 2.7%
	Communications Equipment — 0.4%
4,748	Cisco Systems, Inc.	134,938
5,085	Juniper Networks, Inc.	144,516

		279,454

SHARES	SECURITY DESCRIPTION	VALUE($)
	Electronic Equipment, Instruments & Components — 0.3%
8,401	Corning, Inc.	156,931

	IT Services — 0.2%
811	International Business Machines Corp.	131,374

	Semiconductors & Semiconductor Equipment — 0.4%
16,125	Atmel Corp.	133,515
4,090	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	90,430

		223,945

	Software — 0.8%
1,488	Intuit, Inc.	157,386
2,199	Red Hat, Inc. (a)	173,897
1,974	salesforce.com, Inc. (a)	144,694

		475,977

	Technology Hardware, Storage & Peripherals — 0.6%
5,998	EMC Corp.	161,286
2,042	SanDisk Corp.	123,112
2,242	Seagate Technology plc	113,445

		397,843

	Total Information Technology	1,665,524

	Materials — 0.8%
	Chemicals — 0.2%
1,732	Eastman Chemical Co.	135,789

	Containers & Packaging — 0.2%
2,292	AptarGroup, Inc.	155,374

	Metals & Mining — 0.2%
11,993	Freeport-McMoRan, Inc.	140,918

	Paper & Forest Products — 0.2%
2,785	Domtar Corp., (Canada)	113,238

	Total Materials	545,319

	Utilities — 1.3%
	Electric Utilities — 0.9%
2,177	Duke Energy Corp.	161,577
1,730	Entergy Corp.	122,865
2,664	Eversource Energy	132,454
2,906	Southern Co. (The)	129,985

		546,881

	Multi-Utilities — 0.2%
3,197	Ameren Corp.	131,333

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Water Utilities — 0.2%
5,837	Aqua America, Inc.	148,493

	Total Utilities	826,707

	Total Securities Sold Short (Proceeds $17,447,264)	$16,842,778

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of July 31, 2015.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,943,089
Aggregate gross unrealized depreciation	(262,481)

Net unrealized appreciation/depreciation	$2,680,608

Federal income tax cost of investments	$63,771,678

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities (a)	$66,452,286	$—	$—	$66,452,286

Total Liabilities for Securities Sold Short (a)	$(16,842,778)	$—	$—	$(16,842,778)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.1% (j)
Common Stocks — 98.4%
	Consumer Discretionary — 16.9%
	Auto Components — 0.3%
5	Delphi Automotive plc, (United Kingdom)	416

	Hotels, Restaurants & Leisure — 3.0%
12	Carnival Corp.	618
1	Chipotle Mexican Grill, Inc. (a)	898
13	Royal Caribbean Cruises Ltd.	1,209
15	Starbucks Corp.	891

		3,616

	Household Durables — 2.4%
21	D.R. Horton, Inc.	623
4	Harman International Industries, Inc.	412
36	PulteGroup, Inc.	748
26	Toll Brothers, Inc. (a)	1,029
1	TopBuild Corp.	30

		2,842

	Internet & Catalog Retail — 0.5%
1	Amazon.com, Inc. (a)	643

	Media — 6.0%
12	CBS Corp. (Non-Voting), Class B	641
3	Charter Communications, Inc., Class A (a)	530
6	Comcast Corp., Class A	359
22	DISH Network Corp., Class A (a)	1,430
95	Sirius XM Holdings, Inc. (a)	376
3	Time Warner Cable, Inc.	486
21	Time Warner, Inc.	1,873
26	Twenty-First Century Fox, Inc., Class B	873
5	Walt Disney Co. (The)	604

		7,172

	Multiline Retail — 0.4%
6	Dollar General Corp.	500

	Specialty Retail — 4.3%
9	Best Buy Co., Inc.	305
3	Home Depot, Inc. (The)	300
48	Lowe’s Cos., Inc.	3,310
17	TJX Cos., Inc. (The)	1,209

		5,124

	Total Consumer Discretionary	20,313

	Consumer Staples — 5.6%
	Beverages — 2.2%
7	Coca-Cola Enterprises, Inc.	350
5	Constellation Brands, Inc., Class A	640

SHARES	SECURITY DESCRIPTION	VALUE($)
	Beverages — continued
8	Dr. Pepper Snapple Group, Inc.	634
7	Molson Coors Brewing Co., Class B	479
5	PepsiCo, Inc.	509

		2,612

	Food & Staples Retailing — 1.7%
9	Costco Wholesale Corp.	1,235
20	Kroger Co. (The)	791

		2,026

	Food Products — 0.5%
8	Mondelez International, Inc., Class A	373
5	Post Holdings, Inc. (a)	246

		619

	Household Products — 0.9%
5	Colgate-Palmolive Co.	313
3	Energizer Holdings, Inc. (a)	126
3	Kimberly-Clark Corp.	306
4	Procter & Gamble Co. (The)	281

		1,026

	Tobacco — 0.3%
5	Philip Morris International, Inc.	420

	Total Consumer Staples	6,703

	Energy — 2.1%
	Oil, Gas & Consumable Fuels — 2.1%
11	Cabot Oil & Gas Corp.	291
6	Chevron Corp.	538
15	Columbia Pipeline Group, Inc.	428
4	EQT Corp.	301
3	ONEOK, Inc.	113
4	TransCanada Corp., (Canada)	174
10	Valero Energy Corp.	666

	Total Energy	2,511

	Financials — 19.4%
	Banks — 4.6%
75	Bank of America Corp.	1,348
15	Citigroup, Inc.	892
44	Fifth Third Bancorp	935
16	KeyCorp	240
5	SVB Financial Group (a)	770
24	Wells Fargo & Co.	1,399

		5,584

	Capital Markets — 4.0%
2	Ameriprise Financial, Inc.	254
1	BlackRock, Inc.	454

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Capital Markets — continued
21	Charles Schwab Corp. (The)	747
25	Invesco Ltd.	967
55	Morgan Stanley	2,154
3	State Street Corp.	207

		4,783

	Consumer Finance — 0.9%
19	Ally Financial, Inc. (a)	434
8	Capital One Financial Corp.	647

		1,081

	Diversified Financial Services — 0.4%
2	Intercontinental Exchange, Inc.	420

	Insurance — 6.3%
23	ACE Ltd., (Switzerland)	2,548
14	American International Group, Inc.	885
8	Arthur J. Gallagher & Co.	363
1	Chubb Corp. (The)	138
30	MetLife, Inc.	1,694
11	Principal Financial Group, Inc.	617
1	Prudential Financial, Inc.	128
31	XL Group plc, (Ireland)	1,170

		7,543

	Real Estate Investment Trusts (REITs) — 3.2%
1	American Tower Corp.	127
12	AvalonBay Communities, Inc.	2,111
3	Boston Properties, Inc.	378
18	Prologis, Inc.	742
6	Regency Centers Corp.	360
1	Simon Property Group, Inc.	178

		3,896

	Total Financials	23,307

	Health Care — 15.1%
	Biotechnology — 3.7%
6	Alexion Pharmaceuticals, Inc. (a)	1,262
2	Biogen, Inc. (a)	785
3	BioMarin Pharmaceutical, Inc. (a)	366
9	Celgene Corp. (a)	1,147
2	Incyte Corp. (a)	215
5	Vertex Pharmaceuticals, Inc. (a)	638

		4,413

	Health Care Equipment & Supplies — 1.7%
13	Abbott Laboratories	650
81	Boston Scientific Corp. (a)	1,409

		2,059

SHARES	SECURITY DESCRIPTION	VALUE($)
	Health Care Providers & Services — 5.9%
14	Aetna, Inc.	1,564
4	Cigna Corp.	627
17	Humana, Inc.	3,141
5	McKesson Corp.	1,114
6	UnitedHealth Group, Inc.	708

		7,154

	Pharmaceuticals — 3.8%
2	Allergan plc (a)	685
16	Bristol-Myers Squibb Co.	1,066
24	Eli Lilly & Co.	2,024
3	Valeant Pharmaceuticals International, Inc. (a)	814

		4,589

	Total Health Care	18,215

	Industrials — 11.7%
	Aerospace & Defense — 2.2%
17	Honeywell International, Inc.	1,760
9	United Technologies Corp.	867

		2,627

	Air Freight & Logistics — 0.3%
2	FedEx Corp.	309

	Airlines — 1.6%
19	Delta Air Lines, Inc.	854
19	United Continental Holdings, Inc. (a)	1,046

		1,900

	Building Products — 0.2%
12	Masco Corp.	308

	Commercial Services & Supplies — 0.1%
3	Waste Connections, Inc.	129

	Construction & Engineering — 0.3%
8	Fluor Corp.	363

	Electrical Equipment — 0.7%
15	Eaton Corp. plc	894

	Machinery — 1.4%
1	Cummins, Inc.	164
23	PACCAR, Inc.	1,519

		1,683

	Professional Services — 0.7%
8	Equifax, Inc.	839

	Road & Rail — 4.2%
9	Canadian Pacific Railway Ltd., (Canada)	1,512

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Road & Rail — continued
9	CSX Corp.	283
33	Union Pacific Corp.	3,254

		5,049

	Total Industrials	14,101

	Information Technology — 18.7%
	Electronic Equipment, Instruments & Components — 0.4%
7	TE Connectivity Ltd., (Switzerland)	437

	Internet Software & Services — 3.6%
24	Facebook, Inc., Class A (a)	2,240
3	Google, Inc., Class C (a)	2,128

		4,368

	IT Services — 3.2%
18	Accenture plc, (Ireland), Class A	1,883
14	Cognizant Technology Solutions Corp., Class A (a)	867
9	Fidelity National Information Services, Inc.	618
3	Jack Henry & Associates, Inc.	242
2	Visa, Inc., Class A	122
1	WEX, Inc. (a)	140

		3,872

	Semiconductors & Semiconductor Equipment — 7.8%
25	Avago Technologies Ltd., (Singapore)	3,082
20	Broadcom Corp., Class A	989
13	Freescale Semiconductor Ltd. (a)	528
9	KLA-Tencor Corp.	460
37	Lam Research Corp.	2,813
3	Microchip Technology, Inc.	114
12	NXP Semiconductors N.V., (Netherlands) (a)	1,120
3	Skyworks Solutions, Inc.	316

		9,422

	Software — 2.2%
23	Adobe Systems, Inc. (a)	1,911
15	Microsoft Corp.	685

		2,596

	Technology Hardware, Storage & Peripherals — 1.5%
10	Apple, Inc.	1,268
4	Hewlett-Packard Co.	122
13	NetApp, Inc.	409

		1,799

	Total Information Technology	22,494

SHARES	SECURITY DESCRIPTION	VALUE($)
	Materials — 3.7%
	Chemicals — 2.3%
7	Axiall Corp.	199
12	Dow Chemical Co. (The)	545
21	E.I. du Pont de Nemours & Co.	1,151
21	Mosaic Co. (The)	915

		2,810

	Construction Materials — 0.7%
3	Martin Marietta Materials, Inc.	392
5	Vulcan Materials Co.	428

		820

	Containers & Packaging — 0.7%
13	Crown Holdings, Inc. (a)	664
3	WestRock Co. (a)	209

		873

	Total Materials	4,503

	Telecommunication Services — 0.8%
	Wireless Telecommunication Services — 0.8%
2	SBA Communications Corp., Class A (a)	249
16	T-Mobile USA, Inc. (a)	653

	Total Telecommunication Services	902

	Utilities — 4.4%
	Electric Utilities — 2.9%
16	Edison International	934
22	Exelon Corp.	700
15	NextEra Energy, Inc.	1,526
11	Xcel Energy, Inc.	376

		3,536

	Gas Utilities — 0.3%
3	AGL Resources, Inc.	149
8	Questar Corp.	174

		323

	Multi-Utilities — 1.1%
16	CenterPoint Energy, Inc.	318
22	CMS Energy Corp.	749
15	NiSource, Inc.	256

		1,323

	Water Utilities — 0.1%
1	American Water Works Co., Inc.	63

	Total Utilities	5,245

	Total Common Stocks (Cost $97,124)	118,294

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.7%
	Investment Company — 1.7%
2,038	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l) (Cost $2,038)	2,038

	Total Investments — 100.1% (Cost $99,162)	120,332
	Liabilities in Excess of Other Assets — (0.1)%	(91)

	NET ASSETS — 100.0%	$120,241

Short Positions — 64.0%
Common Stocks — 64.0%
	Consumer Discretionary — 9.9%
	Auto Components — 1.1%
6	Autoliv, Inc., (Sweden)	586
15	BorgWarner, Inc.	722

		1,308

	Automobiles — 0.4%
14	General Motors Co.	430

	Hotels, Restaurants & Leisure — 2.8%
2	Choice Hotels International, Inc.	121
13	Darden Restaurants, Inc.	961
9	Hilton Worldwide Holdings, Inc. (a)	234
10	Hyatt Hotels Corp., Class A (a)	544
6	Marriott International, Inc., Class A	471
7	McDonald’s Corp.	713
5	Starwood Hotels & Resorts Worldwide, Inc.	369

		3,413

	Internet & Catalog Retail — 1.2%
1	Expedia, Inc.	70
16	Groupon, Inc. (a)	77
11	Netflix, Inc. (a)	1,264

		1,411

	Leisure Products — 0.7%
3	Hasbro, Inc.	211
30	Mattel, Inc.	687

		898

	Media — 2.7%
7	AMC Networks, Inc., Class A (a)	617
8	Discovery Communications, Inc., Class A (a)	271
29	Interpublic Group of Cos., Inc. (The)	621
14	News Corp., Class A (a)	211

SHARES	SECURITY DESCRIPTION	VALUE($)
	Media — continued
8	Omnicom Group, Inc.	578
10	Scripps Networks Interactive, Inc., Class A	601
5	Viacom, Inc., Class B	302

		3,201

	Multiline Retail — 0.2%
3	Nordstrom, Inc.	223

	Specialty Retail — 0.7%
6	Abercrombie & Fitch Co., Class A	125
5	Bed Bath & Beyond, Inc. (a)	295
5	CarMax, Inc. (a)	308
2	Tiffany & Co.	159

		887

	Textiles, Apparel & Luxury Goods — 0.1%
1	Under Armour, Inc., Class A (a)	141

	Total Consumer Discretionary	11,912

	Consumer Staples — 5.6%
	Beverages — 0.6%
7	Brown-Forman Corp., Class B	781

	Food & Staples Retailing — 1.7%
22	Sysco Corp.	789
6	Wal-Mart Stores, Inc.	430
22	Whole Foods Market, Inc.	786

		2,005

	Food Products — 2.6%
6	ConAgra Foods, Inc.	284
13	General Mills, Inc.	783
12	Kellogg Co.	764
12	Kraft Heinz Co. (The)	943
4	Mead Johnson Nutrition Co.	394

		3,168

	Household Products — 0.7%
8	Church & Dwight Co., Inc.	722
1	Clorox Co. (The)	84

		806

	Total Consumer Staples	6,760

	Energy — 1.6%
	Energy Equipment & Services — 0.7%
2	Cameron International Corp. (a)	114
14	FMC Technologies, Inc. (a)	443
3	Schlumberger Ltd.	212
4	Tenaris S.A., (Luxembourg), ADR	112

		881

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Oil, Gas & Consumable Fuels — 0.9%
4	ConocoPhillips	187
6	Kinder Morgan, Inc.	218
5	QEP Resources, Inc.	73
16	Spectra Energy Corp.	477
2	Williams Cos., Inc. (The)	91

		1,046

	Total Energy	1,927

	Financials — 11.6%
	Banks — 3.4%
10	Associated Banc-Corp.	199
10	BancorpSouth, Inc.	247
9	Bank of Hawaii Corp.	599
9	CIT Group, Inc.	433
9	Commerce Bancshares, Inc.	425
31	First Horizon National Corp.	486
21	First Niagara Financial Group, Inc.	202
22	People’s United Financial, Inc.	364
5	PNC Financial Services Group, Inc. (The)	451
7	U.S. Bancorp	307
3	UMB Financial Corp.	162
27	Valley National Bancorp	270

		4,145

	Capital Markets — 0.7%
9	Franklin Resources, Inc.	408
5	T. Rowe Price Group, Inc.	420

		828

	Diversified Financial Services — 0.2%
3	CME Group, Inc.	254

	Insurance — 4.2%
5	Aflac, Inc.	319
10	Allstate Corp. (The)	678
1	Aon plc, (United Kingdom)	141
5	Arch Capital Group Ltd., (Bermuda) (a)	333
2	Assurant, Inc.	127
8	Hartford Financial Services Group, Inc. (The)	374
56	Progressive Corp. (The)	1,713
4	Torchmark Corp.	242
16	W.R. Berkley Corp.	898
4	Willis Group Holdings plc, (United Kingdom)	180

		5,005

	Real Estate Investment Trusts (REITs) — 3.1%
4	Crown Castle International Corp.	306

SHARES	SECURITY DESCRIPTION	VALUE($)
	Real Estate Investment Trusts (REITs) — continued
10	Digital Realty Trust, Inc.	669
6	Health Care REIT, Inc.	421
5	Healthcare Trust of America, Inc., Class A	115
55	Medical Properties Trust, Inc.	752
12	Tanger Factory Outlet Centers, Inc.	400
10	UDR, Inc.	333
10	Ventas, Inc.	680

		3,676

	Total Financials	13,908

	Health Care — 7.5%
	Biotechnology — 1.8%
11	Alkermes plc, (Ireland) (a)	740
4	Amgen, Inc.	766
12	Baxalta, Inc. (a)	384
6	Isis Pharmaceuticals, Inc. (a)	304

		2,194

	Health Care Equipment & Supplies — 1.4%
10	Baxter International, Inc.	414
8	Medtronic plc, (Ireland)	622
5	St. Jude Medical, Inc.	340
4	Varian Medical Systems, Inc. (a)	320

		1,696

	Health Care Providers & Services — 0.4%
1	AmerisourceBergen Corp.	58
1	Anthem, Inc.	176
2	Cardinal Health, Inc.	181
1	DaVita HealthCare Partners, Inc. (a)	60

		475

	Pharmaceuticals — 3.9%
14	AbbVie, Inc.	952
21	Johnson & Johnson	2,109
26	Merck & Co., Inc.	1,555

		4,616

	Total Health Care	8,981

	Industrials — 9.8%
	Aerospace & Defense — 1.5%
6	Boeing Co. (The)	799
2	Lockheed Martin Corp.	410
4	Raytheon Co.	395
4	Textron, Inc.	179

		1,783

	Air Freight & Logistics — 1.0%
5	C.H. Robinson Worldwide, Inc.	370

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Air Freight & Logistics — continued
8	United Parcel Service, Inc., Class B	808

		1,178

	Commercial Services & Supplies — 0.4%
16	ADT Corp. (The)	557

	Electrical Equipment — 0.7%
7	Rockwell Automation, Inc.	852

	Industrial Conglomerates — 3.1%
12	3M Co.	1,881
70	General Electric Co.	1,819

		3,700

	Machinery — 1.1%
4	Caterpillar, Inc.	282
6	Donaldson Co., Inc.	185
9	Illinois Tool Works, Inc.	839

		1,306

	Professional Services — 0.1%
3	Nielsen N.V.	130

	Road & Rail — 1.1%
29	Heartland Express, Inc.	617
9	Knight Transportation, Inc.	245
16	Werner Enterprises, Inc.	451

		1,313

	Trading Companies & Distributors — 0.8%
19	Fastenal Co.	805
1	W.W. Grainger, Inc.	183

		988

	Total Industrials	11,807

	Information Technology — 7.7%
	Communications Equipment — 1.1%
23	Cisco Systems, Inc.	656
8	Juniper Networks, Inc.	223
6	QUALCOMM, Inc.	414

		1,293

	IT Services — 0.2%
2	International Business Machines Corp.	256

	Semiconductors & Semiconductor Equipment — 4.4%
20	Atmel Corp.	165
73	Intel Corp.	2,109
7	Linear Technology Corp.	287
23	Micron Technology, Inc. (a)	427
37	NVIDIA Corp.	732

SHARES	SECURITY DESCRIPTION	VALUE($)
	Semiconductors & Semiconductor Equipment — continued
62	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	1,367
9	Teradyne, Inc.	171

		5,258

	Software — 0.9%
2	Citrix Systems, Inc. (a)	134
14	Oracle Corp.	576
2	salesforce.com, Inc. (a)	127
4	SAP SE, (Germany), ADR	313

		1,150

	Technology Hardware, Storage & Peripherals — 1.1%
7	EMC Corp.	197
7	SanDisk Corp.	410
15	Seagate Technology plc	752

		1,359

	Total Information Technology	9,316

	Materials — 3.8%
	Chemicals — 2.0%
2	Airgas, Inc.	213
5	Eastman Chemical Co.	411
6	LyondellBasell Industries N.V., Class A	534
2	Monsanto Co.	212
8	Praxair, Inc.	862
2	Valspar Corp. (The)	186

		2,418

	Containers & Packaging — 0.5%
7	AptarGroup, Inc.	459
4	Bemis Co., Inc.	174

		633

	Metals & Mining — 1.2%
35	AK Steel Holding Corp. (a)	103
36	Alcoa, Inc.	356
75	Freeport-McMoRan, Inc.	886
1	United States Steel Corp.	26

		1,371

	Paper & Forest Products — 0.1%
3	Domtar Corp., (Canada)	141

	Total Materials	4,563

	Telecommunication Services — 1.8%
	Diversified Telecommunication Services — 1.8%
17	AT&T, Inc.	581
33	Verizon Communications, Inc.	1,553

	Total Telecommunication Services	2,134

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Utilities — 4.7%
	Electric Utilities — 3.1%
6	Duke Energy Corp.	433
6	Entergy Corp.	391
6	Eversource Energy	303
57	Southern Co. (The)	2,566

		3,693

	Multi-Utilities — 1.5%
11	Ameren Corp.	433
9	Dominion Resources, Inc.	632
13	SCANA Corp.	739

		1,804

	Water Utilities — 0.1%
5	Aqua America, Inc.	124

	Total Utilities	5,621

	Total Securities Sold Short (Proceeds $77,678)	$76,929

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of these securities are segregated for short sales.
(l)	—	The rate shown is the current yield as of July 31, 2015.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,289
Aggregate gross unrealized depreciation	(1,119)

Net unrealized appreciation/depreciation	$21,170

Federal income tax cost of investments	$99,162

JPMorgan Research Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$120,332	$—	$—	$120,332

Total Liabilities for Securities Sold Short (a)	$(76,929)	$—	$—	$(76,929)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 99.8% (j)
Common Stocks — 80.6%
	Consumer Discretionary — 12.9%
	Auto Components — 0.3%
28	Delphi Automotive plc, (United Kingdom)	2,198

	Hotels, Restaurants & Leisure — 2.4%
45	Carnival Corp.	2,404
5	Chipotle Mexican Grill, Inc. (a)	3,631
64	Royal Caribbean Cruises Ltd.	5,780
86	Starbucks Corp.	4,979

		16,794

	Household Durables — 1.7%
87	D.R. Horton, Inc.	2,593
22	Harman International Industries, Inc.	2,395
139	PulteGroup, Inc.	2,881
111	Toll Brothers, Inc. (a)	4,310
4	TopBuild Corp. (a)	108

		12,287

	Internet & Catalog Retail — 0.4%
5	Amazon.com, Inc. (a)	2,935

	Media — 4.5%
54	CBS Corp. (Non-Voting), Class B	2,863
15	Charter Communications, Inc., Class A (a)	2,820
29	Comcast Corp., Class A	1,783
89	DISH Network Corp., Class A (a)	5,722
538	Sirius XM Holdings, Inc. (a)	2,130
15	Time Warner Cable, Inc.	2,909
94	Time Warner, Inc.	8,270
110	Twenty-First Century Fox, Inc., Class B	3,697
20	Walt Disney Co. (The)	2,373

		32,567

	Multiline Retail — 0.4%
35	Dollar General Corp.	2,838

	Specialty Retail — 3.2%
44	Best Buy Co., Inc.	1,411
10	Home Depot, Inc. (The)	1,179
215	Lowe’s Cos., Inc.	14,878
79	TJX Cos., Inc. (The)	5,508

		22,976

	Total Consumer Discretionary	92,595

	Consumer Staples — 5.2%
	Beverages — 2.0%
39	Coca-Cola Enterprises, Inc.	1,972
33	Constellation Brands, Inc., Class A	3,922
45	Dr. Pepper Snapple Group, Inc.	3,587
37	Molson Coors Brewing Co., Class B	2,631

SHARES	SECURITY DESCRIPTION	VALUE($)
	Beverages — continued
28	PepsiCo, Inc.	2,702

		14,814

	Food & Staples Retailing — 1.5%
44	Costco Wholesale Corp.	6,400
108	Kroger Co. (The)	4,235

		10,635

	Food Products — 0.4%
41	Mondelez International, Inc., Class A	1,836
14	Post Holdings, Inc. (a)	731

		2,567

	Household Products — 1.0%
27	Colgate-Palmolive Co.	1,833
20	Energizer Holdings, Inc. (a)	755
23	Kimberly-Clark Corp.	2,620
25	Procter & Gamble Co. (The)	1,955

		7,163

	Tobacco — 0.3%
28	Philip Morris International, Inc.	2,383

	Total Consumer Staples	37,562

	Energy — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
38	Cabot Oil & Gas Corp.	1,000
24	Chevron Corp.	2,159
77	Columbia Pipeline Group, Inc.	2,241
21	EQT Corp.	1,586
18	ONEOK, Inc.	676
19	TransCanada Corp., (Canada)	720
44	Valero Energy Corp.	2,893

	Total Energy	11,275

	Financials — 15.4%
	Banks — 3.7%
306	Bank of America Corp.	5,465
60	Citigroup, Inc.	3,535
230	Fifth Third Bancorp	4,845
97	KeyCorp	1,432
30	SVB Financial Group (a)	4,259
123	Wells Fargo & Co.	7,122

		26,658

	Capital Markets — 3.4%
9	Ameriprise Financial, Inc.	1,170
6	BlackRock, Inc.	2,018
102	Charles Schwab Corp. (The)	3,568
145	Invesco Ltd.	5,612
272	Morgan Stanley	10,562
22	State Street Corp.	1,685

		24,615

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Consumer Finance — 0.6%
91	Ally Financial, Inc. (a)	2,083
28	Capital One Financial Corp.	2,295

		4,378

	Diversified Financial Services — 0.2%
7	Intercontinental Exchange, Inc.	1,702

	Insurance — 5.0%
122	ACE Ltd., (Switzerland)	13,304
62	American International Group, Inc.	3,991
38	Arthur J. Gallagher & Co.	1,821
6	Chubb Corp. (The)	758
142	MetLife, Inc.	7,915
51	Principal Financial Group, Inc.	2,842
8	Prudential Financial, Inc.	698
126	XL Group plc, (Ireland)	4,797

		36,126

	Real Estate Investment Trusts (REITs) — 2.5%
7	American Tower Corp.	678
48	AvalonBay Communities, Inc.	8,239
20	Boston Properties, Inc.	2,476
77	Prologis, Inc.	3,132
34	Regency Centers Corp.	2,180
6	Simon Property Group, Inc.	1,067

		17,772

	Total Financials	111,251

	Health Care — 11.2%
	Biotechnology — 3.3%
26	Alexion Pharmaceuticals, Inc. (a)	5,083
13	Biogen, Inc. (a)	4,187
13	BioMarin Pharmaceutical, Inc. (a)	1,960
51	Celgene Corp. (a)	6,728
11	Incyte Corp. (a)	1,116
32	Vertex Pharmaceuticals, Inc. (a)	4,320

		23,394

	Health Care Equipment & Supplies — 0.8%
64	Abbott Laboratories	3,240
148	Boston Scientific Corp. (a)	2,574

		5,814

	Health Care Providers & Services — 4.5%
57	Aetna, Inc.	6,415
18	Cigna Corp.	2,531
74	Humana, Inc.	13,397
27	McKesson Corp.	5,863
36	UnitedHealth Group, Inc.	4,319

		32,525

SHARES	SECURITY DESCRIPTION	VALUE($)
	Pharmaceuticals — 2.6%
8	Allergan plc (a)	2,743
64	Bristol-Myers Squibb Co.	4,225
84	Eli Lilly & Co.	7,057
19	Valeant Pharmaceuticals International, Inc. (a)	4,970

		18,995

	Total Health Care	80,728

	Industrials — 11.5%
	Aerospace & Defense — 2.1%
102	Honeywell International, Inc.	10,676
48	United Technologies Corp.	4,842

		15,518

	Air Freight & Logistics — 0.3%
11	FedEx Corp.	1,834

	Airlines — 1.5%
101	Delta Air Lines, Inc.	4,497
108	United Continental Holdings, Inc. (a)	6,107

		10,604

	Building Products — 0.2%
53	Masco Corp.	1,397

	Commercial Services & Supplies — 0.3%
28	Republic Services, Inc.	1,204
15	Waste Connections, Inc.	772

		1,976

	Construction & Engineering — 0.2%
39	Fluor Corp.	1,817

	Electrical Equipment — 0.7%
88	Eaton Corp. plc	5,347

	Machinery — 1.4%
12	Cummins, Inc.	1,554
132	PACCAR, Inc.	8,532

		10,086

	Professional Services — 0.6%
40	Equifax, Inc.	4,116

	Road & Rail — 4.2%
58	Canadian Pacific Railway Ltd., (Canada)	9,260
47	CSX Corp.	1,471
201	Union Pacific Corp.	19,651

		30,382

	Total Industrials	83,077

	Information Technology — 14.6%
	Electronic Equipment, Instruments & Components — 0.3%
37	TE Connectivity Ltd., (Switzerland)	2,259

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
	Internet Software & Services — 2.5%
117	Facebook, Inc., Class A (a)	11,009
11	Google, Inc., Class C (a)	6,660

		17,669

	IT Services — 2.3%
75	Accenture plc, (Ireland), Class A	7,751
53	Cognizant Technology Solutions Corp., Class A (a)	3,367
47	Fidelity National Information Services, Inc.	3,064
15	Jack Henry & Associates, Inc.	1,079
10	Visa, Inc., Class A	731
8	WEX, Inc. (a)	852

		16,844

	Semiconductors & Semiconductor Equipment — 6.8%
134	Avago Technologies Ltd., (Singapore)	16,802
104	Broadcom Corp., Class A	5,263
62	Freescale Semiconductor Ltd. (a)	2,456
45	KLA-Tencor Corp.	2,383
196	Lam Research Corp.	15,029
16	Microchip Technology, Inc.	686
52	NXP Semiconductors N.V., (Netherlands) (a)	5,059
15	Skyworks Solutions, Inc.	1,476

		49,154

	Software — 1.6%
100	Adobe Systems, Inc. (a)	8,220
73	Microsoft Corp.	3,389

		11,609

	Technology Hardware, Storage & Peripherals — 1.1%
42	Apple, Inc.	5,073
24	Hewlett-Packard Co.	726
57	NetApp, Inc.	1,764

		7,563

	Total Information Technology	105,098

	Materials — 3.4%
	Chemicals — 2.1%
25	Axiall Corp.	744
66	Dow Chemical Co. (The)	3,126
116	E.I. du Pont de Nemours & Co.	6,469
114	Mosaic Co. (The)	4,900

		15,239

	Construction Materials — 0.6%
12	Martin Marietta Materials, Inc.	1,939
24	Vulcan Materials Co.	2,194

		4,133

	Containers & Packaging — 0.7%
80	Crown Holdings, Inc. (a)	4,112

SHARES	SECURITY DESCRIPTION	VALUE($)
	Containers & Packaging — continued
18	WestRock Co. (a)	1,121

		5,233

	Total Materials	24,605

	Telecommunication Services — 0.7%
	Wireless Telecommunication Services — 0.7%
12	SBA Communications Corp., Class A (a)	1,414
87	T-Mobile USA, Inc. (a)	3,556

	Total Telecommunication Services	4,970

	Utilities — 4.1%
	Electric Utilities — 2.8%
81	Edison International	4,881
132	Exelon Corp.	4,226
83	NextEra Energy, Inc.	8,718
66	Xcel Energy, Inc.	2,300

		20,125
	Gas Utilities — 0.3%
19	AGL Resources, Inc.	913
42	Questar Corp.	921

		1,834

	Multi-Utilities — 1.0%
93	CenterPoint Energy, Inc.	1,808
117	CMS Energy Corp.	4,022
77	NiSource, Inc.	1,341

		7,171

	Water Utilities — 0.0% (g)
6	American Water Works Co., Inc.	332

	Total Utilities	29,462

	Total Common Stocks (Cost $458,649)	580,623

Short-Term Investments — 19.2%
	Investment Company — 19.1%
137,631	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060% (b) (l)	137,631

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligation — 0.1%
1,125	U.S. Treasury Bill, 0.191%, 04/28/16 (k) (n)	1,123

	Total Short-Term Investments (Cost $138,754)	138,754

	Total Investments — 99.8% (Cost $597,403)	719,377
	Other Assets in Excess of Liabilities — 0.2%	1,381

	NET ASSETS — 100.0%	$720,758

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Short Positions — 79.1%
Common Stocks — 79.1%
		Consumer Discretionary — 12.8%
		Auto Components — 1.1%
35		Autoliv, Inc., (Sweden)	3,730
80		BorgWarner, Inc.	3,977

			7,707

		Automobiles — 0.3%
81		General Motors Co.	2,542

		Hotels, Restaurants & Leisure — 3.7%
34		Choice Hotels International, Inc.	1,698
94		Darden Restaurants, Inc.	6,917
59		Hilton Worldwide Holdings, Inc. (a)	1,574
63		Hyatt Hotels Corp., Class A (a)	3,506
51		Marriott International, Inc., Class A	3,671
57		McDonald’s Corp.	5,656
36		Starwood Hotels & Resorts Worldwide, Inc.	2,889
10		Yum! Brands, Inc.	876

			26,787

		Internet & Catalog Retail — 1.4%
3		Expedia, Inc.	419
233		Groupon, Inc. (a)	1,126
72		Netflix, Inc. (a)	8,279

			9,824

		Leisure Products — 1.2%
21		Hasbro, Inc.	1,691
287		Mattel, Inc.	6,662

			8,353

		Media — 3.4%
65		AMC Networks, Inc., Class A (a)	5,486
—	(h)	Clear Channel Outdoor Holdings, Inc., Class A	2
83		Discovery Communications, Inc., Class A (a)	2,736
213		Interpublic Group of Cos., Inc. (The)	4,538
133		News Corp., Class A (a)	1,966
47		Omnicom Group, Inc.	3,404
70		Scripps Networks Interactive, Inc., Class A	4,403
37		Viacom, Inc., Class B	2,138

			24,673

		Multiline Retail — 0.7%
12		Kohl’s Corp.	724
25		Nordstrom, Inc.	1,881
27		Target Corp.	2,215

			4,820

		Specialty Retail — 0.9%
47		Bed Bath & Beyond, Inc. (a)	3,043

SHARES	SECURITY DESCRIPTION	VALUE($)
	Specialty Retail — continued
33	CarMax, Inc. (a)	2,155
12	Tiffany & Co.	1,120

		6,318

	Textiles, Apparel & Luxury Goods — 0.1%
9	Under Armour, Inc., Class A (a)	897

	Total Consumer Discretionary	91,921

	Consumer Staples — 7.1%
	Beverages — 0.6%
40	Brown-Forman Corp., Class B	4,302

	Food & Staples Retailing — 3.0%
33	CVS Health Corp.	3,657
166	Sysco Corp.	6,034
89	Wal-Mart Stores, Inc.	6,407
146	Whole Foods Market, Inc.	5,316

		21,414

	Food Products — 2.8%
40	ConAgra Foods, Inc.	1,756
70	General Mills, Inc.	4,103
76	Kellogg Co.	5,050
84	Kraft Heinz Co. (The)	6,682
25	Mead Johnson Nutrition Co.	2,201

		19,792

	Household Products — 0.7%
52	Church & Dwight Co., Inc.	4,517
7	Clorox Co. (The)	740

		5,257

	Total Consumer Staples	50,765

	Energy — 2.1%
	Energy Equipment & Services — 1.0%
28	Cameron International Corp. (a)	1,408
89	FMC Technologies, Inc. (a)	2,923
18	Schlumberger Ltd.	1,466
37	Tenaris S.A., (Luxembourg), ADR	924

		6,721

	Oil, Gas & Consumable Fuels — 1.1%
40	ConocoPhillips	2,010
54	Kinder Morgan, Inc.	1,880
18	Noble Energy, Inc.	646
56	QEP Resources, Inc.	773
74	Spectra Energy Corp.	2,253
10	Williams Cos., Inc. (The)	533

		8,095

	Total Energy	14,816

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Financials — 14.8%
	Banks — 5.3%
153	Associated Banc-Corp.	3,007
62	BancorpSouth, Inc.	1,572
61	Bank of Hawaii Corp.	4,082
76	CIT Group, Inc.	3,565
42	Citizens Financial Group, Inc.	1,082
61	Commerce Bancshares, Inc.	2,859
218	First Horizon National Corp.	3,458
141	First Niagara Financial Group, Inc.	1,374
196	People’s United Financial, Inc.	3,192
49	PNC Financial Services Group, Inc. (The)	4,770
107	U.S. Bancorp	4,850
27	UMB Financial Corp.	1,497
330	Valley National Bancorp	3,278

		38,586

	Capital Markets — 1.5%
67	Federated Investors, Inc., Class B	2,262
44	Franklin Resources, Inc.	2,009
30	Northern Trust Corp.	2,274
51	T. Rowe Price Group, Inc.	3,949

		10,494

	Consumer Finance — 0.2%
18	American Express Co.	1,400

	Diversified Financial Services — 0.2%
15	CME Group, Inc.	1,461

	Insurance — 4.9%
31	Aflac, Inc.	1,988
68	Allstate Corp. (The)	4,705
27	Aon plc, (United Kingdom)	2,728
42	Arch Capital Group Ltd., (Bermuda) (a)	3,022
10	Assurant, Inc.	753
47	Hartford Financial Services Group, Inc. (The)	2,240
340	Progressive Corp. (The)	10,380
44	Torchmark Corp.	2,695
97	W.R. Berkley Corp.	5,399
23	Willis Group Holdings plc, (United Kingdom)	1,079

		34,989

	Real Estate Investment Trusts (REITs) — 2.7%
21	Crown Castle International Corp.	1,748
62	Digital Realty Trust, Inc.	3,981
34	Health Care REIT, Inc.	2,347
44	Healthcare Trust of America, Inc., Class A	1,093
244	Medical Properties Trust, Inc.	3,330

SHARES	SECURITY DESCRIPTION	VALUE($)
	Real Estate Investment Trusts (REITs) — continued
65	Tanger Factory Outlet Centers, Inc.	2,108
35	UDR, Inc.	1,195
58	Ventas, Inc.	3,905

		19,707

	Total Financials	106,637

	Health Care — 10.4%
	Biotechnology — 2.1%
80	Alkermes plc, (Ireland) (a)	5,584
30	Amgen, Inc.	5,333
74	Baxalta, Inc. (a)	2,419
33	Isis Pharmaceuticals, Inc. (a)	1,818

		15,154

	Health Care Equipment & Supplies — 2.4%
161	Baxter International, Inc.	6,460
86	Medtronic plc, (Ireland)	6,708
33	St. Jude Medical, Inc.	2,414
22	Varian Medical Systems, Inc. (a)	1,896

		17,478

	Health Care Providers & Services — 0.6%
10	AmerisourceBergen Corp.	1,026
7	Anthem, Inc.	1,049
16	Cardinal Health, Inc.	1,322
12	DaVita HealthCare Partners, Inc. (a)	967

		4,364

	Health Care Technology — 0.0% (g)
27	Quality Systems, Inc.	348

	Pharmaceuticals — 5.3%
95	AbbVie, Inc.	6,685
158	Johnson & Johnson	15,856
214	Merck & Co., Inc.	12,589
76	Pfizer, Inc.	2,755

		37,885

	Total Health Care	75,229

	Industrials — 10.1%
	Aerospace & Defense — 1.5%
35	Boeing Co. (The)	5,087
14	Lockheed Martin Corp.	2,857
17	Raytheon Co.	1,808
25	Textron, Inc.	1,075

		10,827

	Air Freight & Logistics — 1.1%
30	C.H. Robinson Worldwide, Inc.	2,094
55	United Parcel Service, Inc., Class B	5,651

		7,745

	Commercial Services & Supplies — 0.5%
96	ADT Corp. (The)	3,303

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Electrical Equipment — 0.7%
46	Rockwell Automation, Inc.	5,323

	Industrial Conglomerates — 3.0%
77	3M Co.	11,638
397	General Electric Co.	10,351

		21,989

	Machinery — 0.9%
22	Caterpillar, Inc.	1,698
33	Donaldson Co., Inc.	1,102
42	Illinois Tool Works, Inc.	3,799

		6,599

	Professional Services — 0.1%
16	Nielsen N.V.	780

	Road & Rail — 1.4%
245	Heartland Express, Inc.	5,227
60	Knight Transportation, Inc.	1,615
120	Werner Enterprises, Inc.	3,379

		10,221

	Trading Companies & Distributors — 0.9%
123	Fastenal Co.	5,134
5	W.W. Grainger, Inc.	1,098

		6,232

	Total Industrials	73,019

	Information Technology — 11.6%
	Communications Equipment — 1.6%
246	Cisco Systems, Inc.	7,006
77	Juniper Networks, Inc.	2,202
36	QUALCOMM, Inc.	2,304

		11,512

	Internet Software & Services — 0.3%
7	LinkedIn Corp., Class A (a)	1,362
18	Yahoo!, Inc. (a)	648

		2,010

	IT Services — 0.9%
29	International Business Machines Corp.	4,675
56	VeriFone Systems, Inc. (a)	1,788

		6,463

	Semiconductors & Semiconductor Equipment — 5.9%
24	Analog Devices, Inc.	1,375
119	Atmel Corp.	983
474	Intel Corp.	13,734
47	Linear Technology Corp.	1,922
138	Micron Technology, Inc. (a)	2,562
497	NVIDIA Corp.	9,911
497	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	10,991

SHARES	SECURITY DESCRIPTION	VALUE($)
	Semiconductors & Semiconductor Equipment — continued
54	Teradyne, Inc.	1,030

		42,508

	Software — 1.7%
27	Citrix Systems, Inc. (a)	2,011
129	Oracle Corp.	5,169
10	salesforce.com, Inc. (a)	763
66	SAP SE, (Germany), ADR	4,756

		12,699

	Technology Hardware, Storage & Peripherals — 1.2%
44	EMC Corp.	1,178
41	SanDisk Corp.	2,468
99	Seagate Technology plc	5,023

		8,669

	Total Information Technology	83,861

	Materials — 3.6%
	Chemicals — 2.0%
15	Airgas, Inc.	1,517
28	Eastman Chemical Co.	2,211
11	Ecolab, Inc.	1,250
34	LyondellBasell Industries N.V., Class A	3,190
13	Monsanto Co.	1,290
33	Praxair, Inc.	3,801
13	Valspar Corp. (The)	1,108

		14,367

	Containers & Packaging — 0.4%
33	AptarGroup, Inc.	2,238
22	Bemis Co., Inc.	977

		3,215

	Metals & Mining — 1.1%
192	AK Steel Holding Corp. (a)	566
214	Alcoa, Inc.	2,111
417	Freeport-McMoRan, Inc.	4,903
8	United States Steel Corp.	150

		7,730

	Paper & Forest Products — 0.1%
17	Domtar Corp., (Canada)	683

	Total Materials	25,995

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
176	AT&T, Inc.	6,113
237	Verizon Communications, Inc.	11,073

	Total Telecommunication Services	17,186

	Utilities — 4.2%
	Electric Utilities — 2.6%
35	Duke Energy Corp.	2,590
29	Entergy Corp.	2,071

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
	Electric Utilities — continued
35	Eversource Energy	1,739
274	Southern Co. (The)	12,252

		18,652

	Multi-Utilities — 1.5%
70	Ameren Corp.	2,858
57	Dominion Resources, Inc.	4,057
76	SCANA Corp.	4,169

		11,084

	Water Utilities — 0.1%
29	Aqua America, Inc.	735

	Total Utilities	30,471

	Total Securities Sold Short (Proceeds $563,522)	$569,900

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT JULY 31, 2015	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(151)	E-mini S&P 500	09/18/15	USD	$(15,843)	$37

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(j)	—	All or a portion of these securities are segregated for short sales.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(n)	—	The rate shown is the effective yield at the date of purchase.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$127,847
Aggregate gross unrealized depreciation	(5,873)

Net unrealized appreciation/depreciation	$121,974

Federal income tax cost of investments	$597,403

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$718,254	$1,123	$—	$719,377

Total Liabilities for Securities Sold Short (b)	$(569,900)	$—	$—	$(569,900)

Appreciation in Other Financial Instruments
Futures Contracts	$37	$—	$—	$37

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures contracts collateral. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.4%
	Consumer Discretionary — 16.9%
	Auto Components — 0.5%
140	Johnson Controls, Inc.	6,361

	Automobiles — 0.8%
353	General Motors Co.	11,121

	Hotels, Restaurants & Leisure — 1.1%
162	Carnival Corp.	8,622
81	Yum! Brands, Inc.	7,079

		15,701

	Household Durables — 0.5%
51	Harman International Industries, Inc.	5,494
64	TopBuild Corp. (a)	1,853

		7,347

	Internet & Catalog Retail — 1.6%
42	Amazon.com, Inc. (a)	22,553

	Media — 7.4%
193	CBS Corp. (Non-Voting), Class B	10,300
397	Comcast Corp., Class A	24,766
132	DISH Network Corp., Class A (a)	8,506
400	Time Warner, Inc.	35,249
176	Twenty-First Century Fox, Inc., Class A	6,087
149	Walt Disney Co. (The) (m)	17,871

		102,779

	Specialty Retail — 4.3%
15	AutoZone, Inc. (a)	10,634
195	Home Depot, Inc. (The)	22,848
374	Lowe’s Cos., Inc.	25,906

		59,388

	Textiles, Apparel & Luxury Goods — 0.7%
87	lululemon athletica, Inc., (Canada) (a)	5,478
63	V.F. Corp.	4,836

		10,314

	Total Consumer Discretionary	235,564

	Consumer Staples — 6.3%
	Beverages — 1.9%
79	Constellation Brands, Inc., Class A	9,494
93	Molson Coors Brewing Co., Class B	6,651
112	PepsiCo, Inc.	10,788

		26,933

	Food & Staples Retailing — 1.5%
70	Costco Wholesale Corp.	10,139
91	CVS Health Corp.	10,282

		20,421

SHARES	SECURITY DESCRIPTION	VALUE($)
	Food Products — 1.2%
149	Archer-Daniels-Midland Co. (m)	7,072
220	Mondelez International, Inc., Class A	9,942

		17,014

	Household Products — 1.7%
119	Colgate-Palmolive Co.	8,104
205	Procter & Gamble Co. (The)	15,702

		23,806

	Total Consumer Staples	88,174

	Energy — 6.4%
	Energy Equipment & Services — 1.2%
199	Schlumberger Ltd.	16,500

	Oil, Gas & Consumable Fuels — 5.2%
57	Anadarko Petroleum Corp.	4,264
182	Cabot Oil & Gas Corp.	4,769
416	Columbia Pipeline Group, Inc.	12,125
50	EOG Resources, Inc.	3,887
136	EQT Corp.	10,482
396	Occidental Petroleum Corp.	27,815
83	Phillips 66	6,620
53	Valero Energy Corp.	3,497

		73,459

	Total Energy	89,959

	Financials — 17.0%
	Banks — 7.3%
1,539	Bank of America Corp.	27,525
393	Citigroup, Inc.	22,970
75	SVB Financial Group (a)	10,754
702	Wells Fargo & Co.	40,629

		101,878

	Capital Markets — 5.4%
25	BlackRock, Inc.	8,360
490	Charles Schwab Corp. (The)	17,084
30	Goldman Sachs Group, Inc. (The)	6,212
194	Invesco Ltd.	7,489
676	Morgan Stanley	26,239
130	State Street Corp.	9,930

		75,314

	Consumer Finance — 0.3%
53	Capital One Financial Corp.	4,269

	Diversified Financial Services — 0.8%
47	Intercontinental Exchange, Inc.	10,686

	Insurance — 3.2%
158	ACE Ltd., (Switzerland)	17,215

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
107	Hartford Financial Services Group, Inc. (The)	5,107
199	Marsh & McLennan Cos., Inc.	11,536
199	MetLife, Inc.	11,104

		44,962

	Total Financials	237,109

	Health Care — 19.0%
	Biotechnology — 6.2%
77	Alexion Pharmaceuticals, Inc. (a)	15,228
50	Biogen, Inc. (a)	15,961
19	BioMarin Pharmaceutical, Inc. (a)	2,838
181	Celgene Corp. (a)	23,738
110	Gilead Sciences, Inc.	12,950
34	Incyte Corp. (a)	3,525
89	Vertex Pharmaceuticals, Inc. (a)	11,985

		86,225

	Health Care Equipment & Supplies — 0.8%
233	Abbott Laboratories (m)	11,826

	Health Care Providers & Services — 5.1%
71	Aetna, Inc.	8,073
106	Humana, Inc.	19,216
92	McKesson Corp.	20,204
194	UnitedHealth Group, Inc.	23,519

		71,012

	Life Sciences Tools & Services — 0.3%
16	Illumina, Inc. (a)	3,531

	Pharmaceuticals — 6.6%
60	Allergan plc (a)	19,859
396	Bristol-Myers Squibb Co.	25,995
156	Eli Lilly & Co.	13,200
130	Merck & Co., Inc.	7,680
604	Pfizer, Inc.	21,795
16	Valeant Pharmaceuticals International, Inc. (a)	4,224

		92,753

	Total Health Care	265,347

	Industrials — 8.4%
	Aerospace & Defense — 3.7%
268	Honeywell International, Inc. (m)	28,190
234	United Technologies Corp.	23,517

		51,707

	Airlines — 1.0%
249	United Continental Holdings, Inc. (a)	14,059

	Building Products — 1.3%
28	Lennox International, Inc.	3,329

SHARES	SECURITY DESCRIPTION	VALUE($)
	Building Products — continued
580	Masco Corp.	15,302

		18,631

	Machinery — 1.7%
249	PACCAR, Inc.	16,167
57	WABCO Holdings, Inc. (a)	6,987

		23,154

	Road & Rail — 0.7%
155	CSX Corp. (m)	4,861
50	Kansas City Southern	4,949

		9,810

	Total Industrials	117,361

	Information Technology — 21.6%
	Electronic Equipment, Instruments & Components — 0.4%
97	Amphenol Corp., Class A	5,494

	Internet Software & Services — 3.7%
188	Facebook, Inc., Class A (a)	17,689
25	Google, Inc., Class A (a)	16,589
29	Google, Inc., Class C (a)	18,172

		52,450

	IT Services — 3.8%
114	Accenture plc, (Ireland), Class A	11,737
31	Alliance Data Systems Corp. (a)	8,435
150	Fidelity National Information Services, Inc.	9,800
235	MasterCard, Inc., Class A	22,898

		52,870

	Semiconductors & Semiconductor Equipment — 5.3%
337	Avago Technologies Ltd., (Singapore)	42,183
166	Broadcom Corp., Class A	8,412
308	Lam Research Corp.	23,699

		74,294

	Software — 4.0%
166	Adobe Systems, Inc. (a)	13,630
717	Microsoft Corp.	33,499
233	Oracle Corp.	9,302

		56,431

	Technology Hardware, Storage & Peripherals — 4.4%
503	Apple, Inc. (m)	61,062

	Total Information Technology	302,601

	Materials — 1.8%
	Chemicals — 1.2%
211	Dow Chemical Co. (The)	9,932
123	E.I. du Pont de Nemours & Co.	6,870

		16,802

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction Materials — 0.6%
57	Martin Marietta Materials, Inc.	8,940

	Total Materials	25,742

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.6%
171	Verizon Communications, Inc. (m)	7,995

	Utilities — 1.4%
	Electric Utilities — 1.0%
135	NextEra Energy, Inc.	14,157

	Multi-Utilities — 0.4%
302	NiSource, Inc.	5,266

	Total Utilities	19,423

	Total Common Stocks (Cost $856,937)	1,389,275

Short-Term Investment — 0.1%
	Investment Company — 0.1%
1,549	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.060%, (b) (l) (m) (Cost $1,549)	1,549

	Total Investments — 99.5% (Cost $858,486)	1,390,824
	Other Assets in Excess of Liabilities — 0.5%	6,908

	NET ASSETS — 100.0%	$1,397,732

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$534,930
Aggregate gross unrealized depreciation	(2,592)

Net unrealized appreciation/depreciation	$532,338

Federal income tax cost of investments	$858,486

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,390,824	$—	$—	$1,390,824

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for the industry specific of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2015.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 97.8% (t)
	Alaska — 0.8%
	Other Revenue — 0.8%
13,490	Borough of Matanuska-Susitna, Goose Creek Correctional Center Project, Rev., 5.250%, 09/01/29	15,921

	Arizona — 2.6%
	General Obligation — 0.1%
1,400	City of Goodyear, GO, AGM, 6.000%, 07/01/19	1,600
275	Maricopa County Unified School District No. 48, Scottsdale, Unrefunded Balance, School Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 07/01/16	280

		1,880

	Other Revenue — 2.2%
	Arizona State Transportation Board,
16,705	Series A, Rev., GAN, 5.250%, 07/01/25	19,414
17,135	Series A, Rev., GAN, 5.250%, 07/01/26	19,861
	Phoenix Civic Improvement Corp., Senior Lien,
1,085	Series C, Rev., 5.000%, 07/01/22	1,261
1,000	Series C, Rev., 5.000%, 07/01/24	1,171

		41,707

	Prerefunded — 0.2%
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.000%, 07/01/20 (p)	3,517

	Utility — 0.1%
1,500	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.000%, 01/01/22	1,688

	Total Arizona	48,792

	Arkansas — 0.1%
	Water & Sewer — 0.1%
1,815	City of Fort Smith, Water & Sewer, Rev., AGM, 5.000%, 10/01/22	2,019

	California — 14.0%
	Certificate Of Participation/Lease — 0.0% (g)
80	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.000%, 10/01/31	90

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Education — 0.6%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,213
3,000	California State University, Series A, Rev., 5.000%, 11/01/24 (w)	3,702
6,045	University of California Regents Medical Center, Series A, Rev., NATL-RE, 4.750%, 05/15/22	6,128

		12,043

	General Obligation — 7.2%
	Carlsbad Unified School District,
2,500	GO, Zero Coupon, 05/01/16	2,495
2,000	GO, Zero Coupon, 05/01/17	1,969
1,490	GO, Zero Coupon, 05/01/19	1,390
3,445	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/26	2,134
	Contra Costa Community College District,
2,115	GO, 5.000%, 08/01/21	2,529
1,000	GO, 5.000%, 08/01/22	1,181
1,000	GO, 5.000%, 08/01/24	1,175
1,090	Evergreen Elementary School District, Series A, GO, AGM, 6.000%, 08/01/16	1,151
145	Los Altos School District, Unrefunded Balance, GO, AMBAC, 5.000%, 08/01/21	152
7,500	Los Angeles Community College District, Series A, GO, 4.000%, 08/01/32	7,918
145	Los Angeles Community College District, Election of 2008, Series G, GO, 4.000%, 08/01/39	150
	Los Angeles Unified School District,
1,000	Series A-1, GO, AGM, 5.000%, 07/01/19	1,082
2,750	Series B, GO, FGIC, 4.750%, 07/01/21	2,859
10,000	Series C, GO, 5.000%, 07/01/26	12,018
5,000	Series D, GO, 5.250%, 07/01/24	5,732
	Murrieta Valley Unified School District,
550	GO, AGM, 5.000%, 09/01/22	655

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
725	GO, AGM, 5.000%, 09/01/23	865
	San Diego Unified School District, Election of 1998,
3,800	Series C-2, GO, AGM, 5.500%, 07/01/24	4,773
1,000	Series F-1, GO, AGM, 5.250%, 07/01/28	1,261
1,000	State Center Community College District, GO, 5.000%, 08/01/24	1,188
	State of California, Various Purpose,
940	GO, 5.000%, 04/01/16	970
1,000	GO, 5.000%, 08/01/16	1,048
3,810	GO, 5.000%, 04/01/17	4,090
5,000	GO, 5.000%, 04/01/20	5,695
10,010	GO, 5.000%, 03/01/25	12,270
2,000	GO, 5.000%, 09/01/26	2,236
12,705	GO, 5.000%, 03/01/28	15,122
10,370	GO, 5.000%, 08/01/30	12,158
10,000	GO, 5.500%, 04/01/18	11,232
5,000	GO, 5.500%, 04/01/21	5,790
5,000	GO, 5.625%, 04/01/26	5,793
6,600	GO, 6.500%, 04/01/33	7,830

		136,911

	Hospital — 0.1%
1,000	University of California, Unrefunded Balance, UCLA Medical Center, Series B, Rev., AMBAC, 5.500%, 05/15/20	1,002

	Other Revenue — 4.2%
8,700	California State Public Works Board, University of California, Series H, Rev., 5.000%, 09/01/32	9,794

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue — continued
	City of Los Angeles, Department of Water & Power, Power System,
2,500	Series A, Rev., 5.000%, 07/01/23	3,009
1,025	Series A, Rev., 5.000%, 07/01/30	1,175
25,385	Series B, Rev., 5.000%, 07/01/28	29,818
2,100	Series B, Rev., 5.000%, 07/01/31	2,415
1,925	Series B, Rev., 5.000%, 07/01/32	2,207
3,300	Series D, Rev., 5.000%, 07/01/32	3,807
450	City of Los Angeles, Wastewater System, Series B, Rev., 5.000%, 06/01/19	517
4,950	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.000%, 06/01/34	5,585
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.500%, 08/01/20	2,931
2,545	Metropolitan Water District Southern Water Works, Series A, Rev., 5.000%, 10/01/25	3,053
6,000	San Diego County Water Authority, Series A, Rev., 5.000%, 05/01/30	7,006
3,110	Simi Valley School Financing Authority, Rev., AGM, 5.000%, 08/01/21	3,429
5,000	University of California, Series AF, Rev., 5.000%, 05/15/27	5,876

		80,622

	Prerefunded — 1.2%
3,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18 (p)	4,088
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.000%, 07/01/22 (p)	413
2,315	Series A, Rev., FGIC, 5.000%, 07/01/25 (p)	2,919
3,025	California State Public Works Board, University of California Research Project, Series E, Rev., 5.250%, 10/01/16 (p)	3,197
105	Los Altos School District, GO, AMBAC, 5.000%, 08/01/16 (p)	110

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — continued
10,285	University of California, Series O, Rev., 5.750%, 05/15/19 (p)	12,083

		22,810

	Utility — 0.4%
2,070	California State Department of Water Resources, Power Supply, Series H, Rev., AGM-CR, 5.000%, 05/01/21	2,305
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/21	5,727

		8,032

	Water & Sewer — 0.3%
4,750	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	3,705
1,370	City of Vallejo, Water Revenue, Rev., NATL-RE, 5.000%, 05/01/21	1,407

		5,112

	Total California	266,622

	Colorado — 2.3%
	General Obligation — 1.2%
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
6,950	GO, 5.250%, 12/15/23	8,518
2,345	GO, 5.250%, 12/15/25	2,935
10,000	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	11,989

		23,442

	Prerefunded — 1.0%
	Colorado Higher Education,
5,830	COP, 5.500%, 11/01/18 (p)	6,665
2,170	COP, 5.500%, 11/01/18 (p)	2,477
5,000	Colorado Regional Transportation District, FasTracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,284
4,250	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	3,614

		18,040

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Utility — 0.1%
1,225	Platte River Power Authority, Series HH, Rev., 5.000%, 06/01/22	1,388

	Total Colorado	42,870

	Connecticut — 1.2%
	Education — 0.1%
1,000	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Series I, Rev., NATL-RE, 5.000%, 07/01/26	1,071

	General Obligation — 1.0%
200	City of Greenwich, GO, 5.000%, 06/01/20	222
	State of Connecticut,
3,500	Series B, GO, AMBAC, 5.250%, 06/01/19	4,009
4,980	Series B, GO, AMBAC, 5.250%, 06/01/20	5,828
8,200	Series E, GO, 5.000%, 08/15/30	9,270

		19,329

	Water & Sewer — 0.1%
	South Central Regional Water Authority,
250	Water System Revenue, Series A, Rev., NATL-RE, 5.250%, 08/01/19	289
1,290	Series A, Rev., NATL-RE, 5.250%, 08/01/20	1,522

		1,811

	Total Connecticut	22,211

	Delaware — 0.2%
	General Obligation — 0.1%
1,000	State of Delaware, Series C, GO, 5.000%, 03/01/21	1,187

	Other Revenue — 0.1%
1,000	University of Delaware, Series B, Rev., 5.000%, 11/01/21	1,142
500	Wilmington Parking Authority, Rev., AGM, 5.250%, 09/15/15	503

		1,645

	Total Delaware	2,832

	District of Columbia — 1.1%
	Other Revenue — 1.1%
	District of Columbia Water & Sewer Authority, Sub Lien,
5,000	Series C, Rev., 5.000%, 10/01/25	5,895

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
5,000	Series C, Rev., 5.000%, 10/01/29	5,745
	District of Columbia, Income Tax,
6,000	Series A, Rev., 5.000%, 12/01/19	6,967
2,000	Series A, Rev., 5.000%, 12/01/20	2,365

	Total District of Columbia	20,972

	Florida — 2.4%
	General Obligation — 2.3%
	Florida State Board of Education, Public Education Capital Outlay,
5,090	Series A, GO, 5.000%, 06/01/24	5,965
32,375	Series D, GO, 5.000%, 06/01/25	37,856

		43,821

	Prerefunded — 0.1%
2,500	Miami-Dade County, School Board, Series A, COP, NATL-RE, FGIC, 5.000%, 05/01/17 (p)	2,687

	Total Florida	46,508

	Georgia — 4.6%
	General Obligation — 1.8%
	State of Georgia,
300	Series B, GO, 5.000%, 07/01/20	353
1,000	Series B, GO, 5.750%, 08/01/17	1,102
14,960	Series C, GO, 5.000%, 07/01/17	16,212
14,790	Series F, GO, 5.000%, 12/01/19	17,194

		34,861

	Other Revenue — 0.7%
6,000	City of Atlanta, Airport, Series A, Rev., 5.000%, 01/01/21	7,000
5,000	Fulton County, Water & Sewerage, Rev., 5.000%, 01/01/23	5,778
125	Henry County Water & Sewerage Authority, Rev., 5.000%, 02/01/29	141

		12,919

	Prerefunded — 0.3%
5,000	Douglas County School District, GO, AGM, 5.000%, 04/01/17 (p)	5,366

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Special Tax — 0.6%
10,000	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds, Series A, Rev., GAN, AGM, 5.000%, 06/01/18	11,109

	Transportation — 0.5%
	Georgia State Road and Tollway Authority, Federal Highway, Grant Anticipation Bonds,
7,375	Rev., GAN, NATL-RE, 5.000%, 06/01/17	7,659
2,000	Rev., GAN, NATL-RE, 5.000%, 06/01/18	2,078

		9,737

	Utility — 0.3%
5,700	Municipal Electric Authority of Georgia, Series B, Rev., 6.250%, 01/01/17	6,155

	Water & Sewer — 0.4%
6,895	Cobb County, Water & Sewer, Rev., 5.000%, 07/01/22	7,797

	Total Georgia	87,944

	Hawaii — 0.8%
	Prerefunded — 0.7%
11,395	City & County of Honolulu, Wastewater System, Second Bond Resolution, Series A, Rev., AGM, 5.000%, 07/01/18 (p)	12,716

	Transportation — 0.1%
2,575	State of Hawaii, Rev., 5.000%, 01/01/19	2,919

	Total Hawaii	15,635

	Idaho — 0.5%
	Prerefunded — 0.5%
8,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18 (p)	9,303

	Illinois — 1.2%
	General Obligation — 0.2%
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series F, GO, AGM- CR, FGIC, 6.250%, 12/30/21	176
3,205	Kane, Cook & DuPage Counties, School District No. 46, Elgin, Series A, GO, 5.000%, 01/01/33	3,558
625	Village of Schaumburg, Series A, GO, 4.000%, 12/01/20	702

		4,436

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — 0.3%
	City of Chicago, Motor Fuel Tax,
150	Rev., 5.000%, 01/01/20	160
200	Rev., 5.000%, 01/01/21	215
150	Rev., 5.000%, 01/01/22	161
1,000	City of Chicago, Water Revenue, Second Lien Project, Rev., 5.000%, 11/01/29	1,079
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.000%, 12/01/22	3,555

		5,170

	Prerefunded — 0.0% (g)
610	Chicago Transit Authority, Capital Grant, Federal Transit Administration, Rev., AMBAC, 5.000%, 12/01/16 (p)	647

	Special Tax — 0.2%
3,000	City of Chicago, Sales Tax, Rev., AGM, 5.000%, 01/01/18	3,050

	Transportation — 0.3%
5,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,091
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	940

		6,031

	Water & Sewer — 0.2%
1,125	City of Chicago, Wastewater Transmission, Series A, Rev., 5.250%, 01/01/30	1,210
	City of Chicago, Water Revenue, Second Lien Project,
1,000	Rev., 5.000%, 11/01/21	1,103
400	Rev., 5.000%, 11/01/22	443

		2,756

	Total Illinois	22,090

	Indiana — 1.4%
	Education — 0.2%
3,570	Purdue University, Student Facilities
	Systems, Series A, Rev., 5.250%,
	07/01/20	4,220

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue — 1.2%
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.000%, 01/01/22	381
375	Series B, Rev., 5.000%, 01/01/23	434
1,110	Fort Wayne Redevelopment Authority, Lease Rental, Harrison Square Project, Rev., 5.000%, 02/01/26	1,291
160	Indiana Bond Bank, Special Program, Series D, Rev., AGM, 5.000%, 08/01/19	164
9,870	Indiana Finance Authority, Revolving Fund, Series A, Rev., 5.000%, 02/01/26	11,421
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.000%, 01/01/22	1,989
4,050	Indianapolis Local Public Improvement Bond Bank, Stormwater Project, Series D, Rev., 5.000%, 01/01/26	4,690
	South Bend Community School Corp., First Mortgage,
855	Rev., AGM, 5.000%, 01/05/16	872
1,030	Rev., AGM, 5.000%, 07/05/17	1,114

		22,356

	Total Indiana	26,576

	Iowa — 0.3%
	Other Revenue — 0.3%
5,440	Iowa Finance Authority, State Revolving Fund, Rev., 5.000%, 08/01/26	6,360

	Kansas — 1.6%
	Prerefunded — 1.6%
21,045	City of Olathe & County of Labette, Capital Accumulator, Series A, Rev., Zero Coupon, 02/01/16 (p)	21,013
9,015	Counties of Reno, Sedgwick & Finney , Single Family Mortgage, Capital Accumulator, Series A, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	8,995

	Total Kansas	30,008

	Kentucky — 0.7%
	Other Revenue — 0.7%
	Kentucky State Property & Buildings Commission, Project No. 89,
6,145	Rev., AGM, 5.000%, 11/01/22	6,849
1,000	Rev., AGM, 5.000%, 11/01/24	1,113

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
5,185	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.000%, 07/01/28	5,988

	Total Kentucky	13,950

	Louisiana — 0.6%
	Education — 0.2%
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, Rev., 5.000%, 10/01/32	3,355

	Other Revenue — 0.0% (g)
1,250	City of Alexandria, Utilities, Series A, Rev., 5.000%, 05/01/43	1,357

	Prerefunded — 0.4%
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (m) (p)	4,098
3,270	Louisiana Public Facilities Authority, Multi- Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/20 (p)	3,043

		7,141

	Total Louisiana	11,853

	Maryland — 1.5%
	General Obligation — 0.9%
4,785	Harford County, Series B, GO, 5.000%, 07/01/23	5,826
10,000	State of Maryland, State & Local Facilities, Series C, GO, 5.000%, 11/01/18	11,296

		17,122

	Transportation — 0.6%
9,880	Maryland State Department of Transportation, Rev., 5.250%, 12/15/17	10,916

	Total Maryland	28,038

	Massachusetts — 3.6%
	Certificate of Participation/Lease — 0.7%
10,000	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/27	12,514

	General Obligation — 2.4%
	Commonwealth of Massachusetts,
9,000	Series A, GO, 5.250%, 08/01/19	10,437
3,000	Series B, GO, AGM, 5.250%, 09/01/24	3,738
200	Series C, GO, AGM, 5.500%, 12/01/22	248

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation –– continued
	Commonwealth of Massachusetts, Consolidated Loan of 2014,
5,000	Series C, GO, 4.000%, 07/01/31	5,294
2,500	Series C, GO, 5.000%, 07/01/23	2,960
6,875	Series F, GO, 5.000%, 11/01/26	8,164
13,300	Series F, GO, 5.000%, 11/01/27	15,703

		46,544

	Other Revenue — 0.5%
7,420	Massachusetts School Building Authority, Dedicated Sales Tax, Series B, Rev., 5.000%, 08/15/30	8,684

	Total Massachusetts	67,742

	Michigan — 1.0%
	Education — 0.2%
4,170	University of Michigan, Series A, Rev., 5.000%, 04/01/21	4,666

	General Obligation — 0.1%
2,000	Huron Valley School District, GO, Q-SBLF, 5.000%, 05/01/24	2,266

	Other Revenue — 0.6%
10,000	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	11,509

	Transportation — 0.1%
1,240	State of Michigan, Trunk Line Fund, Rev., 5.000%, 11/15/28	1,432

	Total Michigan	19,873

	Minnesota — 1.2%
	General Obligation — 0.6%
775	Olmsted County, Crossover, Series A, GO, 5.000%, 02/01/21	917
1,270	State of Minnesota, Trunk Highway, Series B, GO, 5.000%, 10/01/21	1,519
8,275	State of Minnesota, Various Purpose, Series F, GO, 5.000%, 08/01/20	9,731

		12,167

	Other Revenue — 0.6%
9,705	State of Minnesota, General Fund Refunding Appropriation, Series B, Rev., 5.000%, 03/01/25	11,426

	Total Minnesota	23,593

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Mississippi — 0.8%
	Prerefunded — 0.8%
15,750	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	15,652

	Missouri — 3.5%
	Other Revenue — 2.9%
	Kansas City Industrial Development Authority, Downtown Redevelopment District,
7,640	Series A, Rev., 5.000%, 09/01/20	8,729
6,620	Series A, Rev., 5.000%, 09/01/21	7,617
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds,
10,805	Series A, Rev., 5.000%, 01/01/19	12,245
20,915	Series A, Rev., 5.000%, 01/01/21	24,042
2,355	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program, Series B, Rev., 5.000%, 07/01/25	2,747

		55,380

	Transportation — 0.6%
4,060	Missouri Highways & Transportation Commission, Federal Reimbursement, Series A, Rev., 5.000%, 05/01/20	4,617
7,000	Missouri Highways & Transportation Commission, Senior Lien, Rev., 5.000%, 02/01/21	7,458

		12,075

	Total Missouri	67,455

	Nebraska — 0.5%
	Education — 0.2%
3,715	University of Nebraska Facilities Corp., Deferred Maintenance, Rev., AMBAC, 5.000%, 07/15/19	3,884

	Other Revenue — 0.3%
5,000	Omaha Public Power District, Electric System, Rev., Series A, 4.000%, 02/01/32	5,230

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Prerefunded — 0.0% (g)
	Nebraska Public Power District,
155	Series B, Rev., 5.000%, 07/01/17 (p)	167
190	Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/16 (p)	194

		361

	Utility — 0.0% (g)
	Nebraska Public Power District,
250	Series B, Rev., AGM, 5.000%, 01/01/17	265
445	Series B, Rev., 5.000%, 01/01/18	482

		747

	Total Nebraska	10,222

	Nevada — 0.1%
	General Obligation — 0.0% (g)
45	State of Nevada, Projects R9-A-R13-F, Series F, GO, AGM, 5.000%, 12/01/24	45

	Other Revenue — 0.1%
	Nevada System of Higher Education University, Unrefunded Balance,
640	Series B, Rev., AMBAC, 5.000%, 07/01/21	653
675	Series B, Rev., AMBAC, 5.000%, 07/01/22	688

		1,341

	Total Nevada	1,386

	New Hampshire — 0.3%
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
	New Hampshire Municipal Bond Bank,
1,025	Series E, Rev., 5.000%, 01/15/23	1,174
1,035	Series E, Rev., 5.000%, 01/15/24	1,182
1,195	Series E, Rev., 5.000%, 01/15/26	1,360
1,250	Series E, Rev., 5.000%, 01/15/27	1,418

	Total New Hampshire	5,134

	New Jersey — 1.8%
	General Obligation — 0.2%
850	North Brunswick Township Board of Education, GO, 5.000%, 07/15/22	988
775	Township of Maplewood, General Improvement, GO, 4.000%, 10/15/17	828

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
	Township of Woodbridge,
1,100	GO, 5.000%, 07/15/22	1,269
1,200	GO, 5.000%, 07/15/23	1,381

		4,466

	Other Revenue — 1.3%
	New Jersey Economic Development Authority, School Facilities Construction,
10,000	Rev., 5.000%, 06/15/29	10,444
5,000	Series NN, Rev., 5.000%, 03/01/29	5,211
1,500	New Jersey EDA, School Facilities Construction, Series NN, Rev., 5.000%, 03/01/23	1,612
5,000	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.000%, 06/15/36	5,127
1,995	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 12/01/20	1,794

		24,188

	Prerefunded — 0.0% (g)
60	New Jersey Environmental Infrastructure Trust, Unrefunded Balance, Series A, Rev., 5.000%, 09/01/15 (p)	60

	Transportation — 0.3%
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.250%, 12/15/22	5,481

	Total New Jersey	34,195

	New Mexico — 0.8%
	Other Revenue — 0.8%
	New Mexico Finance Authority, Senior Lien,
1,625	Series B, Rev., 5.000%, 06/01/22	1,792
1,690	Series B, Rev., 5.000%, 06/01/23	1,862
1,820	Series B, Rev., 5.000%, 06/01/25	1,999
1,965	Series B, Rev., 5.000%, 06/01/27	2,153
4,200	New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 5.000%, 06/01/22	4,972

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue –– continued
1,385	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.000%, 12/15/21	1,612

	Total New Mexico	14,390

	New York — 21.9%
	Education — 0.9%
6,750	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-2, Rev., NATL-RE, FGIC, 5.000%, 01/15/22	7,154
4,000	New York State Dormitory Authority, Education, Series A, Rev., 5.000%, 03/15/23	4,520
675	New York State Dormitory Authority, School Districts, Building Finance Program, Series A, Rev., NATL-RE, 5.000%, 10/01/15	680
4,395	New York State Dormitory Authority, University Dormitory Facilities, Series A, Rev., 5.000%, 07/01/22	4,871

		17,225

	General Obligation — 0.9%
	City of New York,
6,085	Series D, GO, 5.000%, 08/01/28	6,985
4,050	Series F, Sub Series F-1, GO, 5.000%, 03/01/30	4,613
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.000%, 08/01/23	5,663

		17,261

	Hospital — 0.0% (g)
510	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 02/15/18	542

	Other Revenue — 14.7%
1,500	Metropolitan Transportation Authority, Series A, Rev., 5.000%, 11/15/41	1,667
16,335	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.000%, 06/15/24	18,842

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015,
3,000	Series FF, Rev., 5.000%, 06/15/31	3,509
2,000	Series FF, Rev., 5.000%, 06/15/32	2,329
400	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2007, Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/16	418
4,790	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011, Sub Series S-1A, Rev., 5.000%, 07/15/18	5,360
3,500	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series S-1, Rev., 5.000%, 07/15/40	3,944
395	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2006, Series A, Sub Series A-2, Rev., 5.000%, 11/01/18	400
9,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series D, Sub Series D-1, Rev., 5.000%, 11/01/31	10,431
10,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Sub Series F-1, Rev., 5.000%, 02/01/31	11,421
9,475	New York Liberty Development Corp., World Trade Center Projects, Class 1, Rev., 5.000%, 09/15/30	11,006
	New York State Dormitory Authority,
3,000	Series A, Rev., 5.000%, 03/15/28	3,559
4,225	Series A, Rev., 5.000%, 03/15/34	4,877
10,000	Series A, Rev., 5.000%, 03/15/44	11,282
12,500	Series C, Rev., 5.000%, 03/15/33	14,254
8,500	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.000%, 07/01/23	9,605
3,500	New York State Dormitory Authority, General Purpose, Series C, Rev., 5.000%, 03/15/41	3,960

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue –– continued
	New York State Dormitory Authority, Sales Tax,
13,700	Series A, Rev., 5.000%, 03/15/21	16,240
5,000	Series A, Rev., 5.000%, 03/15/29	5,883
14,500	Series A, Rev., 5.000%, 03/15/31	16,892
7,985	Series A, Rev., 5.000%, 03/15/32	9,263
7,425	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B, Rev., 5.000%, 04/01/23	8,078
	New York State Urban Development Corp., Service Contract,
15,000	Series B, Rev., 5.250%, 01/01/25	16,760
5,000	Series D, Rev., 5.500%, 01/01/19	5,737
	Port Authority of New York & New Jersey, Consolidated,
2,965	Rev., 5.000%, 05/01/34	3,332
2,000	Rev., 5.000%, 05/01/35	2,245
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
4,500	Series A, Rev., 5.000%, 10/15/25	5,519
1,800	Series A, Rev., 5.000%, 10/15/28	2,160
7,500	Series A, Rev., 5.000%, 10/15/29	8,931
1,850	Series A, Rev., 5.000%, 10/15/31	2,180
7,500	Tobacco Settlement Financing Corp., Asset- Backed, Rev., 5.000%, 06/01/21	8,075
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
25,000	Series A, Rev., 5.000%, 01/01/26	29,249
4,970	Series A-2, Rev., 5.000%, 11/15/28	5,561
1,250	Series B, Rev., 5.000%, 11/15/31	1,439
	Utility Debt Securitization Authority,
4,000	Series TE, Rev., 5.000%, 12/15/28	4,735

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
5,000	Series TE, Rev., 5.000%, 12/15/29	5,906
4,250	Series TE, Rev., 5.000%, 12/15/41	4,848

		279,897

	Prerefunded — 0.6%
3,000	Erie County Industrial Development Agency, City of Buffalo School District Project, Series A, Rev., AGM, 5.750%, 05/01/18 (p)	3,401
1,360	New York State Dormitory Authority, School Districts, Building Finance Program, Series A, Rev., NATL-RE, 5.000%, 10/01/16 (p)	1,432
340	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B, Rev., AMBAC, 5.000%, 10/01/15 (p)	343
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., 6.950%, 07/15/17 (p)	5,660

		10,836

	Special Tax — 3.1%
3,750	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.000%, 11/01/21	4,319
5,805	New York Local Government Assistance Corp., Senior Lien, Series B-C/D, Rev., 5.500%, 04/01/19	6,741
7,875	New York Local Government Assistance Corp., Sub Lien, Series A-5, Rev., 5.500%, 04/01/19	9,144
	New York State Dormitory Authority,
1,000	Series A, Rev., 5.000%, 03/15/33	1,157
7,250	Series C, Rev., 5.000%, 03/15/31	8,332
	New York State Dormitory Authority, State Personal Income Tax, Education,
10,000	Series A, Rev., 5.000%, 03/15/21	11,029
20	Series C, Rev., 5.000%, 12/15/21	21
1,000	New York State Environmental Facilities Corp., Series A, Rev., 5.000%, 12/15/19	1,099

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Special Tax –– continued
	New York State Thruway Authority, State Personal Income Tax, Transportation,
10,000	Series A, Rev., 5.000%, 03/15/26	11,629
5,000	Series A, Rev., 5.250%, 03/15/19	5,732

		59,203

	Transportation — 0.8%
	Metropolitan Transportation Authority,
7,135	Series B, Rev., NATL-RE, 5.000%, 11/15/17	7,569
1,000	Series C, Rev., 6.500%, 11/15/28	1,175
5,000	Subseries C-1, 5.250%, 11/15/28	5,997

		14,741

	Water & Sewer — 0.9%
2,500	New York City Municipal Water Finance Authority, Series CC, Rev., 5.000%, 06/15/29	2,765
380	New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Fiscal Year 2009, Series AA, Rev., 5.000%, 06/15/17 (p)	411
10,225	New York State Environmental Facilities Corp., New York City Municipal Project, Revolving Funds, Series C, Rev., 5.000%, 06/15/21	11,044
2,250	New York State Environmental Facilities Corp., New York City Municipal Water Financing Authority, Series A, Rev., 5.000%, 06/15/19	2,345

		16,565

	Total New York	416,270

	North Carolina — 1.1%
	Other Revenue — 0.7%
	City of High Point, Combined Water & Sewer System Revenue,
1,000	Rev., AGM, 5.000%, 11/01/25	1,120
1,170	Rev., AGM, 5.000%, 11/01/26	1,310
	Wake County, Hammond Road Detention Center, Limited Obligation,
3,905	Rev., 5.000%, 06/01/20	4,433

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
5,950	Rev., 5.000%, 06/01/21	6,734

		13,597

	Prerefunded — 0.4%
2,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18 (p)	2,762
4,155	State of North Carolina, Annual Appropriation, Series A, Rev., 5.000%, 05/01/19 (p)	4,751

		7,513

	Total North Carolina	21,110

	Ohio — 1.2%
	Education — 0.1%
2,030	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/20	2,218

	General Obligation — 0.6%
4,750	City of Columbus, Series 1, GO, 5.000%, 07/01/27	5,592
5,725	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	6,460

		12,052

	Other Revenue — 0.3%
550	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/18 (p)	622
1,725	JobsOhio Beverage System, Statewide Senior Lien Liquor Profits, Series A, Rev., 5.000%, 01/01/23	2,037
2,235	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series B, Rev., 5.000%, 10/01/22	2,541

		5,200

	Prerefunded — 0.1%
670	State of Ohio, Higher Educational Facility, Denison University 2007 Project, Rev., 5.000%, 11/01/17 (p)	733

	Water & Sewer — 0.1%
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
555	Rev., 5.000%, 11/15/25	673
1,500	Rev., 5.000%, 11/15/27	1,781

		2,454

	Total Ohio	22,657

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Oklahoma — 0.7%
	Education — 0.3%
5,210	Tulsa County Industrial Authority, Jenks Public School, Rev., 5.500%, 09/01/18	5,895

	Other Revenue — 0.4%
1,380	Oklahoma City Water Utilities Trust, Water & Sewer System, Rev., 5.000%, 07/01/27	1,627
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
3,000	Series A, Rev., 5.000%, 01/01/22	3,510
2,000	Rev., Series A, 5.000%, 01/01/24	2,311

		7,448

	Total Oklahoma	13,343

	Oregon — 2.0%
	Certificate Of Participation/Lease — 0.2%
3,425	Oregon State Department of Administrative Services, Series A, COP, 5.000%, 05/01/20	3,874

	General Obligation — 0.0% (g)
100	Marion County, GO, AMBAC, 5.500%, 06/01/23	124

	Other Revenue — 0.8%
2,180	City of Portland, Sewer System, Second Lien, Series B, Rev., 4.000%, 10/01/36	2,253
	Oregon State Department of Administrative Services, Lottery,
1,500	Series A, Rev., 5.000%, 04/01/27	1,762
8,975	Series C, Rev., 5.000%, 04/01/25	10,867

		14,882

	Prerefunded — 0.6%
	Oregon State Department of Administrative Services,
10,315	Series A, COP, 5.000%, 05/01/19 (p)	11,765

	Water & Sewer — 0.4%
6,560	City of Portland, Sewer Systems, First Lien, Series A, Rev., 5.000%, 06/15/18	7,332

	Total Oregon	37,977

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Pennsylvania — 2.3%
	Education — 0.2%
	Pennsylvania State University,
1,225	Series A, Rev., 5.000%, 03/01/22	1,368
2,000	Series A, Rev., 5.000%, 03/01/23	2,222

		3,590

	General Obligation — 1.2%
14,865	Commonwealth of Pennsylvania, First Series, GO, 5.000%, 05/15/18	16,466
4,195	Commonwealth of Pennsylvania, Third Series, GO, 5.375%, 07/01/21	4,967
1,860	Red Lion Area School District, GO, AGM, 5.000%, 05/01/20	2,053

		23,486

	Hospital — 0.2%
3,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., VAR, 0.969%, 12/01/24	2,915

	Prerefunded — 0.4%
2,550	Chester County, GO, 5.000%, 07/15/17 (p)	2,763
4,585	Chester County, Unrefunded Balance, GO, 5.000%, 07/15/17 (p)	4,969

		7,732

	Water & Sewer — 0.3%
5,000	Altoona City Authority, Rev., AGM, 5.250%, 11/01/18	5,592

	Total Pennsylvania	43,315

	Rhode Island — 0.1%
	General Obligation — 0.1%
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.000%, 11/01/24	1,201
	Other Revenue — 0.0% (g)
655	Rhode Island Health & Educational Building Corp., Brown University, Series A, Rev., 5.000%, 09/01/25	767

	Total Rhode Island	1,968

	South Carolina — 2.2%
	General Obligation — 0.9%
10,000	State of South Carolina, Highway, Series A, GO, 5.000%, 06/01/19	11,480
4,740	York County School District No. 1, Series A, GO, SCSDE, 5.250%, 03/01/22	5,372

		16,852

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue — 0.1%
1,500	City of Columbia, Rev., 5.000%, 02/01/26	1,728

	Utility — 1.1%
	Piedmont Municipal Power Agency,
13,185	Series A-3, Rev., AGC, 5.000%, 01/01/17	13,985
7,000	Series A-3, Rev., AGC, 5.000%, 01/01/18	7,667

		21,652

	Water & Sewer — 0.1%
2,220	City of Charleston, Waterworks & Sewer System, Series A, Rev., 5.000%, 01/01/22	2,479

	Total South Carolina	42,711

	Tennessee — 0.1%
	General Obligation — 0.1%
1,030	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 07/01/24	1,223

	Utility — 0.0% (g)
1,000	City of Chattanooga, Electric System, Series A, Rev., 5.000%, 09/01/32 (w)	1,176

	Total Tennessee	2,399

	Texas — 8.6%
	Education — 0.9%
	Southwest Higher Education Authority, Inc., Southern Methodist University Project,
2,000	Rev., 5.000%, 10/01/20	2,293
3,000	Rev., 5.000%, 10/01/21	3,433
	University of North Texas, Financing System,
1,255	Series A, Rev., 5.000%, 04/15/20	1,417
2,500	Series A, Rev., 5.000%, 04/15/22	2,822
	University of Texas, Financing System,
2,500	Series B, Rev., 5.250%, 08/15/17	2,733
500	Series C, Rev., 5.000%, 08/15/18	561
	Waco Educational Finance Corp., Baylor University,
2,275	Series C, Rev., 5.000%, 03/01/21	2,494

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Education –– continued
1,215	Series C, Rev., 5.000%, 03/01/22	1,330

		17,083

	General Obligation — 3.9%
	Carroll Independent School District,
1,000	Series C, GO, 5.000%, 02/15/20	1,127
945	Series C, GO, 5.000%, 02/15/22	1,059
325	Series C, GO, 5.000%, 02/15/23	365
4,485	City of Garland, Series A, GO, 5.000%, 02/15/23	4,914
4,000	City of Houston, Public Improvement, Series A, GO, 5.000%, 03/01/30	4,624
3,150	City of Lubbock, GO, 5.000%, 02/15/25	3,784
680	City of Pflugerville, Limited Tax, GO, 5.000%, 08/01/23	807
	City of San Antonio,
2,000	GO, 5.000%, 08/01/24	2,347
4,735	GO, 5.000%, 08/01/26	5,488
	City of San Antonio, General Improvement,
700	GO, 5.000%, 08/01/23	824
1,500	GO, 5.000%, 08/01/24	1,760
2,735	GO, 5.000%, 08/01/27	3,150
2,280	City of Wylie, GO, 5.000%, 02/15/26	2,697
4,000	Counties of Dallas, Denton, Collin and Rockwall, City of Dallas, GO, 5.000%, 02/15/29	4,651
	Crandall Independent School District,
1,150	Series A, GO, PSF-GTD, Zero Coupon, 08/15/25	862
2,140	Series A, GO, PSF-GTD, Zero Coupon, 08/15/26	1,541
2,145	Series A, GO, PSF-GTD, Zero Coupon, 08/15/27	1,480
2,105	Series A, GO, PSF-GTD, Zero Coupon, 08/15/28	1,438
1,965	Dallas County Community College District, GO, 5.000%, 02/15/24	2,214

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation –– continued
1,830	Harlandale Independent School District, GO, AGC, 5.000%, 08/01/27	2,041
	Hays County,
1,000	GO, 5.000%, 02/15/23	1,142
1,785	GO, 5.000%, 02/15/24	2,029
2,410	GO, 5.000%, 02/15/25	2,727
1,500	Hays County, Pass-Through Toll, GO, 5.000%, 02/15/23	1,713
	San Jacinto Community College District,
1,330	GO, AMBAC, 5.000%, 02/15/19	1,416
390	GO, AMBAC, 5.000%, 02/15/20	415
5,000	GO, 5.000%, 02/15/34	5,548
2,600	San Jacinto Community College District, Limited Tax, GO, 5.000%, 02/15/40	2,872
	State of Texas, Water Financial Assistance,
2,500	Series A, GO, 5.000%, 08/01/20	2,800
4,340	Series A, GO, 5.000%, 08/01/21	4,855
1,800	Tarrant County, Limited Tax, GO, 5.000%, 07/15/20	2,008

		74,698

	Other Revenue — 0.9%
1,250	City of San Antonio, Water System Junior Lien, Rev., 5.000%, 05/15/24	1,493
	Coastal Water Authority, City of Houston Projects,
100	Rev., 4.000%, 12/15/18	110
3,315	Rev., 5.000%, 12/15/23	3,822
7,660	Grand Parkway Transportation Corp., Series B, Rev., 5.250%, 10/01/51	8,526
3,000	Houston Airport System, Sub Lien, Series B, Rev., 5.000%, 07/01/26	3,421

		17,372

	Prerefunded — 1.1%
1,075	Bexar County, GO, 5.250%, 06/15/17 (p)	1,167
5,550	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	7,702

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded –– continued
4,620	Dallas Area Rapid Transit, Senior Lien, Rev., 5.000%, 12/01/18 (p)	5,221
	Deer Park Independent School District, Limited Tax,
2,000	GO, AGM, 5.250%, 02/15/17 (p)	2,143
665	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16 (p)	682
3,150	Texas State University Systems, Rev., 5.250%, 03/15/18 (p)	3,504

		20,419

	Transportation — 0.8%
	Dallas Area Rapid Transit, Senior Lien,
3,000	Rev., 5.250%, 12/01/48	3,306
7,660	Series A, Rev., 5.000%, 12/01/21	8,688
	Dallas-Fort Worth International Airport,
1,000	Series A, Rev., 5.000%, 11/01/19	1,147
2,000	Series A, Rev., 5.000%, 11/01/21	2,118

		15,259

	Utility — 0.2%
3,000	City of San Antonio, Electric and Gas System, Rev., 5.000%, 02/01/26 (w)	3,674

	Water & Sewer — 0.8%
	North Texas Municipal Water District,
2,695	Rev., 5.000%, 06/01/21	2,980
2,955	Rev., 5.000%, 06/01/23	3,268
3,405	Rev., 5.000%, 06/01/26	3,761
3,820	Texas Water Development Board, State Revolving Fund, Series A, Sub Series A-1, Rev., 5.000%, 07/15/20	4,383

		14,392

	Total Texas	162,897

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Utah — 0.6%
	Education — 0.2%
	Utah State University of Agriculture & Applied Science,
1,000	Rev., 5.000%, 12/01/19	1,139
1,050	Rev., 5.000%, 12/01/20	1,191
1,150	Rev., 5.000%, 12/01/22	1,297

		3,627

	Water & Sewer — 0.4%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/26	8,395

	Total Utah	12,022

	Vermont — 0.4%
	Other Revenue — 0.4%
	University of Vermont & State Agricultural College,
4,230	Rev., AMBAC, 5.000%, 10/01/21	4,594
2,355	Rev., AMBAC, 5.000%, 10/01/22	2,555

	Total Vermont	7,149

	Virginia — 2.6%
	Education — 0.6%
10,050	Virginia College Building Authority, Public Higher Education Financing Program, Series B, Rev., 5.000%, 09/01/19	11,582

	General Obligation — 1.3%
3,835	City of Hampton, Public Improvement, Series B, GO, 5.000%, 09/01/26	4,751
205	City of Richmond, Public Improvement, Series D, GO, 5.000%, 07/15/26	236
17,575	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	20,053

		25,040

	Other Revenue — 0.3%
25	Virginia Public Building Authority, Public Facilities, Series B-1, Rev., 5.000%, 08/01/18 (p)	28
3,320	Virginia Public School Authority, School Financing, 1997 Resolution, Series B, Rev., 5.250%, 08/01/17	3,622
490	Virginia Resources Authority, Pooled Financing Program, Infrastructure, Rev., 5.000%, 11/01/23	558

		4,208

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.4%
6,495	Fairfax County, Public Improvement, Series A, GO, 5.000%, 04/01/18 (p)	7,207
475	Virginia Resources Authority, Pooled Financing Program, Infrastructure, Series A, Rev., 5.000%, 11/01/19 (p)	549

		7,756

	Total Virginia	48,586

	Washington — 2.5%
	General Obligation — 1.8%
1,100	County of Snohomish, Edmonds School District No. 15, GO, 5.000%, 12/01/33	1,255
	State of Washington, Various Purpose,
10,000	Series 2010C, GO, 5.000%, 08/01/34	11,279
2,000	Series D, GO, 5.000%, 02/01/24	2,383
12,400	Series R-2010A, GO, 5.000%, 01/01/22	13,955
4,690	Yakima County School District No. 7, GO, 5.500%, 12/01/23	5,425

		34,297

	Prerefunded — 0.3%
5,000	King County School District No. 414, Lake Washington, GO, AGM, 5.000%, 12/01/17 (p)	5,490
1,225	Washington Health Care Facilities Authority, Multicare Health Care System, Series A, Rev., AGM, 5.250%, 08/15/18 (p)	1,377

		6,867

	Transportation — 0.3%
	Port of Seattle, Intermediate Lien,
3,750	Series B, Rev., 5.000%, 03/01/33 (w)	4,212
1,000	Series B, Rev., 5.000%, 03/01/34 (w)	1,121

		5,333

	Utility — 0.1%
1,325	City of Seattle, Drainage & Wastewater Improvement, Rev., 5.000%, 09/01/26	1,552

	Total Washington	48,049

	Total Municipal Bonds (Cost $1,751,949)	1,860,599

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 9.2%
	Investment Company — 9.2%
174,115	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (m) (Cost $174,115)	174,115

	Total Investments — 107.0% (Cost $1,926,064)	2,034,714
	Other Assets in Excess of Liabilities — (7.0)%	(133,705)

	NET ASSETS — 100.0%	$1,901,009

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	2.675% at termination	CPI-U at termination	10/12/2015	$50,000	$(4,457)
Barclays Bank plc	2.998% at termination	CPI-U at termination	01/15/2016	25,000	(3,617)
Barclays Bank plc	2.943% at termination	CPI-U at termination	06/14/2016	5,000	(715)
Barclays Bank plc	2.930% at termination	CPI-U at termination	06/15/2016	3,000	(425)
Barclays Bank plc	2.680% at termination	CPI-U at termination	07/15/2016	25,000	(2,916)
Barclays Bank plc	2.812% at termination	CPI-U at termination	10/12/2019	25,000	(4,206)
Barclays Bank plc	2.590% at termination	CPI-U at termination	12/31/2019	35,000	(3,222)
Barclays Bank plc	2.439% at termination	CPI-U at termination	05/15/2024	18,000	(1,303)
Barclays Bank plc	2.700% at termination	CPI-U at termination	09/03/2044	5,000	(895)
BNP Paribas	1.765% at termination	CPI-U at termination	03/21/2016	50,000	(950)
BNP Paribas	1.755% at termination	CPI-U at termination	04/10/2016	18,000	(355)
BNP Paribas	2.395% at termination	CPI-U at termination	05/31/2016	25,000	(1,402)
BNP Paribas	2.100% at termination	CPI-U at termination	08/26/2018	25,000	(1,099)
BNP Paribas	2.105% at termination	CPI-U at termination	08/26/2018	12,000	(531)
BNP Paribas	2.098% at termination	CPI-U at termination	09/09/2018	39,000	(1,714)
BNP Paribas	2.190% at termination	CPI-U at termination	09/03/2019	13,000	(642)
BNP Paribas	2.350% at termination	CPI-U at termination	07/06/2020	25,000	(1,884)
BNP Paribas	2.693% at termination	CPI-U at termination	09/03/2044	4,000	(707)
BNP Paribas	2.695% at termination	CPI-U at termination	09/03/2044	4,000	(710)
Citibank, N.A.	1.763% at termination	CPI-U at termination	04/07/2016	33,000	(652)
Citibank, N.A.	2.275% at termination	CPI-U at termination	07/02/2018	50,000	(2,986)
Citibank, N.A.	2.220% at termination	CPI-U at termination	07/06/2018	50,000	(2,727)
Citibank, N.A.	2.190% at termination	CPI-U at termination	09/02/2019	9,000	(445)
Citibank, N.A.	2.420% at termination	CPI-U at termination	05/24/2020	25,000	(2,147)
Citibank, N.A.	2.420% at termination	CPI-U at termination	06/30/2020	50,000	(4,189)
Citibank, N.A.	2.410% at termination	CPI-U at termination	07/01/2020	50,000	(4,127)
Citibank, N.A.	2.330% at termination	CPI-U at termination	07/06/2020	50,000	(3,653)
Citibank, N.A.	2.480% at termination	CPI-U at termination	07/01/2022	50,000	(4,891)
Citibank, N.A.	2.458% at termination	CPI-U at termination	05/21/2024	10,000	(745)
Citibank, N.A.	2.492% at termination	CPI-U at termination	08/27/2024	22,000	(1,723)
Citibank, N.A.	2.477% at termination	CPI-U at termination	09/02/2024	15,000	(1,151)
Citibank, N.A.	2.357% at termination	CPI-U at termination	09/23/2024	27,000	(1,707)
Citibank, N.A.	2.325% at termination	CPI-U at termination	09/30/2024	28,000	(1,668)
Citibank, N.A.	2.623% at termination	CPI-U at termination	10/07/2024	14,000	(259)
Credit Suisse International	2.250% at termination	CPI-U at termination	05/09/2017	50,000	(2,831)
Credit Suisse International	2.178% at termination	CPI-U at termination	05/28/2018	65,000	(3,400)
Deutsche Bank AG, New York	1.748% at termination	CPI-U at termination	04/04/2016	25,000	(483)
Deutsche Bank AG, New York	2.500% at termination	CPI-U at termination	02/25/2018	50,000	(3,345)
Deutsche Bank AG, New York	2.140% at termination	CPI-U at termination	09/10/2019	55,000	(2,556)
Deutsche Bank AG, New York	2.410% at termination	CPI-U at termination	06/30/2020	100,000	(8,262)
Deutsche Bank AG, New York	2.505% at termination	CPI-U at termination	01/28/2024	17,000	(1,339)
Deutsche Bank AG, New York	2.477% at termination	CPI-U at termination	02/21/2024	40,000	(3,039)
Deutsche Bank AG, New York	2.423% at termination	CPI-U at termination	09/12/2024	27,000	(1,905)
Deutsche Bank AG, New York	2.415% at termination	CPI-U at termination	12/15/2024	54,000	(442)
Deutsche Bank AG, New York	2.708% at termination	CPI-U at termination	02/25/2044	5,000	(907)
Deutsche Bank AG, New York	2.498% at termination	CPI-U at termination	10/10/2044	13,000	(1,513)
Goldman Sachs International	2.211% at termination	CPI-U at termination	08/29/2019	20,000	(1,011)
Goldman Sachs International	2.194% at termination	CPI-U at termination	09/02/2019	19,000	(942)
Goldman Sachs International	2.185% at termination	CPI-U at termination	09/02/2019	12,000	(590)
Morgan Stanley Capital Services	1.638% at termination	CPI-U at termination	09/03/2015	11,000	(166)
Morgan Stanley Capital Services	2.175% at termination	CPI-U at termination	10/01/2018	20,000	(955)
Morgan Stanley Capital Services	2.323% at termination	CPI-U at termination	06/23/2019	20,000	(1,098)
Morgan Stanley Capital Services	2.525% at termination	CPI-U at termination	01/27/2024	30,000	(2,430)
Morgan Stanley Capital Services	2.500% at termination	CPI-U at termination	02/04/2024	34,000	(2,653)
Morgan Stanley Capital Services	2.673% at termination	CPI-U at termination	09/12/2044	3,000	(510)
Royal Bank of Scotland	2.430% at termination	CPI-U at termination	06/28/2020	25,000	(2,125)
Royal Bank of Scotland	2.423% at termination	CPI-U at termination	06/30/2020	75,000	(6,312)
Royal Bank of Scotland	2.475% at termination	CPI-U at termination	03/17/2024	7,000	(531)
Royal Bank of Scotland	3.556% at termination	CPI-U at termination	07/31/2029	49,000	(18,588)
Royal Bank of Scotland	2.733% at termination	CPI-U at termination	02/10/2044	9,000	(1,700)
Union Bank of Switzerland AG	2.170% at termination	CPI-U at termination	04/22/2018	50,000	(2,606)

					$(137,059)

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for All Urban Consumers
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
ICC	—	Insured Custody Certificates
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of July 31, 2015.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
(w)	—	When-issued security.
†	—	Approximately $134,300,000 of this investment is restricted as collateral for swaps to various brokers.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,326
Aggregate gross unrealized depreciation	(4,676)

Net unrealized appreciation/depreciation	$108,650

Federal income tax cost of investments	$1,926,064

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$174,115	$1,860,599	$—	$2,034,714

Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(137,059)	$—	$(137,059)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2015.

A. Derivatives — The Fund uses instruments including swaps, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(1). Swaps — The Fund engages in various swap transactions, including inflation-linked swaps to manage inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of thecontract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The Fund’s swap contracts are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 96.3% (t)
	Arizona — 0.7%
	General Obligation — 0.7%
85	Maricopa County Madison Elementary School District No. 38, School Improvement, Project of 2004, Series B, GO, NATL-RE, 5.000%, 07/01/16	88

	California — 1.5%
	Education — 0.5%
60	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/18	66

	Other Revenue — 1.0%
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/20	87
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, FGIC, 5.250%, 08/01/23	31

		118

	Total California	184

	Colorado — 2.9%
	General Obligation — 2.9%
305	Jefferson County School District No. R-1, GO, 5.000%, 12/15/22	366

	Connecticut — 3.9%
	General Obligation — 0.4%
50	State of Connecticut, Series E, GO, 5.000%, 12/15/16	53

	Utility — 3.5%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 6.000%, 08/15/20	123
150	Series A, Rev., 6.000%, 08/15/21	189
100	Series A, Rev., 6.000%, 08/15/22	128

		440

	Total Connecticut	493

	District of Columbia — 1.2%
	Other Revenue — 1.2%
135	Washington Metropolitan Area Transit Authority, Series A, Rev., 5.000%, 07/01/18	151

	Florida — 4.9%
	General Obligation — 4.7%
500	Florida State Board of Education, Public Education Capital Outlay, Series D, GO, 5.000%, 06/01/25	585

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Water & Sewer — 0.2%
25	Seminole County, Water & Sewer, Rev., 5.000%, 10/01/15	25

	Total Florida	610

	Georgia — 3.0%
	Water & Sewer — 3.0%
250	DeKalb County, Water & Sewerage, Series B, Rev., 5.250%, 10/01/26	311
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.250%, 09/01/21	67

	Total Georgia	378

	Hawaii — 2.7%
	General Obligation — 2.7%
300	State of Hawaii, Unrefunded Balance, Series DR, GO, 5.000%, 06/01/18	334

	Idaho — 0.4%
	Water & Sewer — 0.4%
50	Idaho Bond Bank Authority, Series B, Rev., NATL-RE, 5.000%, 09/15/15	50

	Illinois — 3.3%
	General Obligation — 2.0%
60	City of Chicago, Series A, GO, AGM, 5.500%, 01/01/19	65
165	Cook County Forest Preserve District, Limited Tax Project and Refunding, Series B, GO, 5.000%, 12/15/24	184

		249

	Prerefunded — 1.3%
150	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Series A- 2002, Rev., FGIC, 5.500%, 06/15/18 (p)	169

	Total Illinois	418

	Indiana — 1.0%
	Education — 1.0%
100	Purdue University, Student Fee, Series U, Rev., 5.250%, 07/01/21	120

	Louisiana — 1.9%
	Prerefunded — 1.9%
200	Terrebonne Parish, Public Improvement, Series ST, Rev., 5.875%, 03/01/19 (p)	234

	Maryland — 5.2%
	General Obligation — 4.4%
500	State of Maryland, State and Local Facilities Loan of 2009, Series C, GO, 5.000%, 11/01/17	548

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.8%
100	Montgomery County, Consolidated Public Improvement, Series A, GO, 5.000%, 05/01/17 (p)	108

	Total Maryland	656

	Massachusetts — 6.0%
	Certificate of Participation/Lease — 3.5%
350	Massachusetts Bay Transportation Authority, Series A, Rev., 5.250%, 07/01/27	438

	Other Revenue — 2.5%
250	Massachusetts Bay Transportation Authority, Series B, Rev., 5.250%, 07/01/23	308

	Total Massachusetts	746

	Missouri — 1.5%
	General Obligation — 1.5%
175	Clay County, North Kansas City School District No. 74, Direct Deposit of State Aid Program, GO, 5.000%, 03/01/20	192

	New Jersey — 1.2%
	Transportation — 1.2%
	New Jersey Transportation Trust Fund Authority, Transportation System,
80	Series A, Rev., 5.250%, 12/15/20	88
60	Series A, Rev., 5.500%, 12/15/21	67

	Total New Jersey	155

	New Mexico — 9.9%
	Other Revenue — 9.9%
340	New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 5.000%, 06/01/22	402
250	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.000%, 06/15/24	286
	New Mexico Finance Authority, State Transportation, Sub Lien,
200	Series A-2, Rev., NATL-RE, 5.000%, 12/15/20	236
250	Series A-2, Rev., NATL-RE, 5.000%, 12/15/21	291
30	New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Series B, Class B, Rev., NATL-RE, 5.000%, 06/15/17	32

	Total New Mexico	1,247

	New York — 11.2%
	General Obligation — 1.0%
95	City of New York, Series E-1, GO, 6.250%, 10/15/28	110

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	General Obligation — continued
20	County of Tompkins, Public Improvement, Series A, GO, 4.000%, 03/01/21	23

		133

	Other Revenue — 10.2%
110	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-5, Rev., 5.000%, 01/15/26	123
400	New York State Dormitory Authority, Series C, Rev., 5.000%, 03/15/33	456
	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
500	Series A, Rev., 5.000%, 01/01/26	585
100	Series D, Rev., 5.000%, 11/15/18	113

		1,277

	Total New York	1,410

	Ohio — 5.3%
	General Obligation — 4.2%
100	Cincinnati City School District, Classroom Facilities Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/19	117
250	City of Columbus, Series 1, GO, 5.000%, 07/01/27	294
100	Franklin County, Various Purpose, GO, 5.000%, 12/01/19	113

		524

	Other Revenue — 1.1%
125	Ohio State Water Development Authority, Water Pollution Control Loan Fund, Water Quality, Rev., 5.250%, 12/01/18	142

	Total Ohio	666

	Oregon — 3.8%
	General Obligation — 2.2%
215	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	271

	Prerefunded — 1.6%
175	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.000%, 04/01/19 (p)	199

	Total Oregon	470

	Pennsylvania — 0.1%
	General Obligation — 0.1%
15	Central Bucks School District, Series A, GO, 5.000%, 05/15/23	18

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	South Carolina — 2.8%
	General Obligation — 2.8%
300	State of South Carolina, Series C, Class C, GO, 5.000%, 03/01/22	354

	Tennessee — 2.6%
	Other Revenue — 2.2%
250	City of Memphis, Electric System, Rev., 5.000%, 12/01/17	274

	Prerefunded — 0.4%
50	Metropolitan Government of Nashville & Davidson County, GO, 5.000%, 01/01/18 (p)	55

	Total Tennessee	329

	Texas — 9.0%
	General Obligation — 2.9%
75	City of El Paso, Series A, GO, NATL-RE, 4.750%, 08/15/17	81
250	Hays County, Pass-Through Toll, GO, 5.000%, 02/15/23	286

		367

	Other Revenue — 1.9%
210	Harris County, Series C, Rev., 5.000%, 08/15/22	240

	Water & Sewer — 4.2%
355	City of Houston, Combined Utility System, First Lien, Series D, Rev., 5.000%, 11/15/24	416
70	City of Mesquite, Waterworks & Sewer System, Rev., AGM, 5.000%, 03/01/20	74
30	North Texas Municipal Water District, Water System, Rev., 5.250%, 09/01/20	36

		526

	Total Texas	1,133

	Virginia — 0.5%
	Other Revenue — 0.5%
50	Virginia College Building Authority, 21st Century College & Equipment Programs, Educational Facilities, Series E-2, Class E, Rev., 5.000%, 02/01/23	60

	Washington — 4.4%
	General Obligation — 2.8%
25	Snohomish County, Everett School District No. 2, GO, NATL-RE, FGIC, 5.000%, 12/01/16	26
280	State of Washington, Various Purpose, Series 2010A, GO, 5.000%, 08/01/19	322

		348

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Other Revenue — 1.4%
150	Central Puget Sound Regional Transportation Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.000%, 02/01/25	177

	Utility — 0.2%
20	Energy Northwest Project 1, Electric, Series D, Rev., 5.000%, 07/01/16	21

	Total Washington	546

	Wisconsin — 5.4%
	Other Revenue — 2.7%
290	State of Wisconsin, Transportation, Series A, Rev., 5.000%, 07/01/20	339

	Prerefunded — 2.7%
300	State of Wisconsin, Transportation, Series A, Rev., 5.000%, 07/01/18 (p)	335

	Total Wisconsin	674

	Total Municipal Bonds (Cost $11,239)	12,082

SHARES
Short-Term Investment — 12.3%
	Investment Company — 12.3%
1,537	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.010% † (b) (l) (Cost $1,537)	1,537

	Total Investments — 108.6% (Cost $12,776)	13,619
	Liabilities in Excess of Other Assets — (8.6)%	(1,077)

	NET ASSETS — 100.0%	$12,542

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

Inflation-Linked Swaps
(Amounts in thousands)
	RATE TYPE (r)
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
BNP Paribas	2.720% at termination	CPI-U at termination	04/01/2021	$6,500	$(768)
Deutsche Bank AG, New York	1.930% at termination	CPI-U at termination	01/03/2017	3,000	(109)
Royal Bank of Scotland	2.328% at termination	CPI-U at termination	01/31/2021	1,000	(58)
Royal Bank of Scotland	2.620% at termination	CPI-U at termination	06/28/2025	1,000	(124)

					$(1,059)

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
AGM	—	Insured by Assured Guaranty Municipal Corp.
CPI-U	—	Consumer Price Index for All Urban Consumers
FGIC	—	Insured by Financial Guaranty Insurance Co.
GO	—	General Obligation
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of July 31, 2015.
(p)	—	Security is prerefunded or escrowed to maturity.
(r)	—	Rates shown are per annum and payments are as described.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date, or final maturity date.
†	—	Approximately $1,060,000 of this investment is restricted as collateral for swaps to various brokers.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$843
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$843

Federal income tax cost of investments	$12,776

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 – Other significant observable inputs including, but are not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amount in thousands):

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,537	$12,082	$—	$13,619

Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(1,059)	$—	$(1,059)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the SOI for state specifics of portfolio holdings.

There were no transfers among any levels during the period ended July 31, 2015.

A. Derivatives — The Fund uses instruments including swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describe the derivatives used by the Fund.

(1). Swaps — The Fund engages in inflation-linked swaps to provide inflation protection within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts (“over the counter “OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2015 (Unaudited) (continued)

(Amounts in thousands)

The Fund’s swap contracts are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund uses inflation-linked swaps to provide inflation protection within its portfolio.

The use of swaps exposes the Fund to interest rate risk. The Fund also may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying rate; (ii) counterparty credit risk related to the failure, by the counterparty to the swap, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
September 25, 2015

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
September 25, 2015